Schedule of Investments
Blue Chip Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .73 % Shares Held Value (000's)
Money Market Funds - 0 .73%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
62,718 $ 63
TOTAL INVESTMENT COMPANIES $ 63
COMMON STOCKS - 99 .75 % Shares Held Value (000's)
Aerospace & Defense - 4 .97%
TransDigm Group Inc
(b)
657 $ 428
Chemicals - 1 .75%
Linde PLC 297 95
Sherwin-Williams Co/The 226 56
$ 151
Commercial Services - 6 .45%
CoStar Group Inc
(b)
2,304 154
Moody's Corp 352 119
PayPal Holdings Inc
(b)
1,601 185
S&P Global Inc 237 97
$ 555
Distribution & Wholesale - 0 .73%
Copart Inc
(b)
502 63
Diversified Financial Services - 11 .36%
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
54 3
Charles Schwab Corp/The 1,237 104
Mastercard Inc 1,234 441
Visa Inc 1,937 430
$ 978
Healthcare - Products - 5 .28%
Danaher Corp 1,072 314
IDEXX Laboratories Inc
(b)
104 57
Intuitive Surgical Inc
(b)
277 84
$ 455
Insurance - 0 .93%
Progressive Corp/The 703 80
Internet - 20 .92%
Alphabet Inc - A Shares
(b)
39 108
Alphabet Inc - C Shares
(b)
163 455
Amazon.com Inc
(b)
226 737
Etsy Inc
(b)
262 32
Meta Platforms Inc
(b)
1,141 254
Netflix Inc
(b)
573 215
$ 1,801
Lodging - 1 .55%
Hilton Worldwide Holdings Inc
(b)
875 133
Media - 2 .82%
Charter Communications Inc
(b)
330 180
Liberty Broadband Corp - C Shares
(b)
469 63
$ 243
Pharmaceuticals - 1 .51%
Zoetis Inc 687 130
Private Equity - 6 .18%
Brookfield Asset Management Inc 7,573 428
KKR & Co Inc 1,778 104
$ 532
REITs - 4 .56%
American Tower Corp 1,515 381
SBA Communications Corp 36 12
$ 393
Retail - 2 .42%
CarMax Inc
(b)
671 65
Costco Wholesale Corp 160 92
O'Reilly Automotive Inc
(b)
74 51
$ 208
Semiconductors - 2 .37%
NVIDIA Corp 747 204
Software - 24 .14%
Adobe Inc
(b)
886 404
Intuit Inc 682 328
Microsoft Corp 2,639 814
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Roper Technologies Inc 352 $ 166
salesforce.com Inc
(b)
1,658 352
Snowflake Inc - Class A
(b)
68 15
$ 2,079
Transportation - 1 .81%
Union Pacific Corp 573 156
TOTAL COMMON STOCKS $ 8,589
Total Investments $ 8,652
Other Assets and Liabilities -  (0.48)% (41)
TOTAL NET ASSETS - 100.00% $ 8,611
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 26 .51%
Communications 23 .74%
Financial 23 .03%
Consumer, Non-cyclical 13 .24%
Industrial 6 .78%
Consumer, Cyclical 4 .70%
Basic Materials 1 .75%
Money Market Funds 0 .73%
Other Assets and Liabilities
( 0 .48 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 30 $ 1,897 $ 1,864 $ 63
$ 30 $ 1,897 $ 1,864 $ 63
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9 .35 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
55,000 $ 6,652
Money Market Funds - 9 .11%
BlackRock Liquidity FedFund - Institutional
Class 0.24%
(b),(c)
5,596,112 5,596
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
242,253,038 242,253
$ 247,849
TOTAL INVESTMENT COMPANIES $ 254,501
BONDS - 30 .67%
Principal
Amount (000's) Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 171
5.40%, 10/01/2048 300 357
Omnicom Group Inc
2.45%, 04/30/2030 160 148
2.60%, 08/01/2031 295 273
$ 949
Aerospace & Defense - 0 .58%
Boeing Co/The
1.43%, 02/04/2024 810 783
2.75%, 02/01/2026 175 170
2.95%, 02/01/2030 170 158
3.25%, 02/01/2028 1,200 1,156
3.25%, 02/01/2035 170 152
3.63%, 02/01/2031 175 170
3.75%, 02/01/2050 235 209
3.95%, 08/01/2059 315 273
4.51%, 05/01/2023 970 986
4.88%, 05/01/2025 620 640
5.04%, 05/01/2027 310 326
5.15%, 05/01/2030 310 331
5.71%, 05/01/2040 310 346
5.81%, 05/01/2050 505 583
5.88%, 02/15/2040 154 171
General Dynamics Corp
1.15%, 06/01/2026 195 181
2.25%, 06/01/2031 195 182
3.25%, 04/01/2025 80 81
3.38%, 05/15/2023 300 304
3.50%, 04/01/2027 160 163
3.75%, 05/15/2028 300 308
4.25%, 04/01/2040 160 175
L3Harris Technologies Inc
1.80%, 01/15/2031 90 78
2.90%, 12/15/2029 60 58
3.83%, 04/27/2025 500 507
Lockheed Martin Corp
1.85%, 06/15/2030 55 50
3.55%, 01/15/2026 240 246
3.60%, 03/01/2035 350 354
3.80%, 03/01/2045 625 638
4.07%, 12/15/2042 47 50
4.09%, 09/15/2052 389 427
4.70%, 05/15/2046 25 29
Northrop Grumman Corp
3.20%, 02/01/2027 500 502
3.85%, 04/15/2045 500 498
4.03%, 10/15/2047 600 631
Raytheon Technologies Corp
1.90%, 09/01/2031 170 150
2.25%, 07/01/2030 160 148
2.38%, 03/15/2032 195 179
2.82%, 09/01/2051 175 147
3.03%, 03/15/2052 195 171
3.50%, 03/15/2027 800 811
3.75%, 11/01/2046 30 29
4.05%, 05/04/2047 300 309
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
4.13%, 11/16/2028 $ 435 $ 455
4.15%, 05/15/2045 40 41
4.35%, 04/15/2047 40 43
4.50%, 06/01/2042 600 662
4.63%, 11/16/2048 210 237
4.88%, 10/15/2040 154 171
Teledyne Technologies Inc
0.95%, 04/01/2024 190 182
2.25%, 04/01/2028 190 176
$ 15,827
Agriculture - 0 .30%
Altria Group Inc
2.35%, 05/06/2025 160 155
2.45%, 02/04/2032 190 165
3.40%, 05/06/2030 325 313
3.70%, 02/04/2051 190 153
3.88%, 09/16/2046 60 51
4.00%, 02/04/2061 190 159
4.80%, 02/14/2029 63 66
5.80%, 02/14/2039 380 410
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 835
2.70%, 09/15/2051 195 172
2.90%, 03/01/2032 390 382
BAT Capital Corp
2.26%, 03/25/2028 170 153
2.73%, 03/25/2031 170 150
2.79%, 09/06/2024 245 242
3.46%, 09/06/2029 245 231
3.56%, 08/15/2027 800 779
3.98%, 09/25/2050 170 138
4.54%, 08/15/2047 325 290
BAT International Finance PLC
1.67%, 03/25/2026 170 156
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 179
Philip Morris International Inc
0.88%, 05/01/2026 175 160
1.75%, 11/01/2030 175 151
2.75%, 02/25/2026 310 307
3.25%, 11/10/2024 30 30
3.38%, 08/11/2025 375 377
4.13%, 03/04/2043 300 285
4.25%, 11/10/2044 30 29
4.38%, 11/15/2041 61 60
4.50%, 03/20/2042 400 401
4.88%, 11/15/2043 35 37
Reynolds American Inc
4.45%, 06/12/2025 250 255
4.85%, 09/15/2023 350 358
5.70%, 08/15/2035 25 26
5.85%, 08/15/2045 415 427
$ 8,082
Airlines - 0 .04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 152 142
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 291 265
Southwest Airlines Co
5.25%, 05/04/2025 480 504
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 127 124

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 $ 75 $ 69
$ 1,104
Apparel - 0 .04%
NIKE Inc
2.25%, 05/01/2023 200 200
2.40%, 03/27/2025 160 159
2.75%, 03/27/2027 160 159
3.25%, 03/27/2040 160 156
3.38%, 11/01/2046 350 339
3.63%, 05/01/2043 200 199
$ 1,212
Automobile Manufacturers - 0 .43%
American Honda Finance Corp
0.55%, 07/12/2024 190 181
0.65%, 09/08/2023 170 166
1.20%, 07/08/2025 165 155
1.30%, 09/09/2026 195 181
1.95%, 05/10/2023 160 159
2.15%, 09/10/2024 445 438
2.25%, 01/12/2029 200 187
Daimler Finance North America LLC
8.50%, 01/18/2031 127 171
General Motors Co
4.88%, 10/02/2023 675 695
5.00%, 10/01/2028 400 417
5.00%, 04/01/2035 200 203
5.40%, 04/01/2048 360 378
6.75%, 04/01/2046 25 30
General Motors Financial Co Inc
1.05%, 03/08/2024 190 183
1.20%, 10/15/2024 175 166
1.25%, 01/08/2026 190 174
1.50%, 06/10/2026 190 174
1.70%, 08/18/2023 330 326
2.35%, 02/26/2027 730 681
2.35%, 01/08/2031 190 164
2.40%, 04/10/2028 190 172
2.40%, 10/15/2028 175 157
2.70%, 06/10/2031 190 167
3.70%, 05/09/2023 325 328
4.30%, 07/13/2025 325 330
4.35%, 01/17/2027 305 310
5.10%, 01/17/2024 500 517
Honda Motor Co Ltd
2.53%, 03/10/2027 390 378
PACCAR Financial Corp
0.35%, 08/11/2023 165 161
0.35%, 02/02/2024 190 183
1.80%, 02/06/2025 170 165
Toyota Motor Corp
1.34%, 03/25/2026 385 363
3.67%, 07/20/2028 200 204
Toyota Motor Credit Corp
0.45%, 01/11/2024 190 184
0.50%, 08/14/2023 165 161
0.50%, 06/18/2024 190 181
0.80%, 10/16/2025 210 195
1.15%, 08/13/2027 165 150
1.35%, 08/25/2023 155 153
1.65%, 01/10/2031 190 166
1.80%, 02/13/2025 160 155
1.90%, 01/13/2027 200 190
1.90%, 09/12/2031
(a)
195 173
2.00%, 10/07/2024
(a)
165 162
2.25%, 10/18/2023 350 349
3.35%, 01/08/2024 400 406
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp   (continued)
3.45%, 09/20/2023 $ 400 $ 405
$ 11,694
Automobile Parts & Equipment - 0 .02%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 175 166
BorgWarner Inc
3.38%, 03/15/2025 500 502
$ 668
Banks - 5 .65%
Banco Santander SA
1.85%, 03/25/2026 400 374
2.75%, 05/28/2025 200 195
2.75%, 12/03/2030 400 352
3.22%, 11/22/2032
(f)
200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 194
Bank of America Corp
0.52%, 06/14/2024
(f)
365 355
Secured Overnight Financing Rate + 0.41%
0.81%, 10/24/2024
(f)
340 329
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(f)
380 364
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(f)
170 161
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(f)
320 300
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(f)
365 340
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
380 353
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
750 655
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
340 295
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
190 174
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
380 338
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(f)
310 305
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(f)
385 331
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(f)
320 294
3 Month USD LIBOR + 0.99%
2.55%, 02/04/2028
(f)
390 373
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(f)
355 323
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(f)
570 523
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
1,070 903
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
880 748
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
390 365
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
380 325
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(f)
335 324
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 40
3.31%, 04/22/2042
(f)
380 352
Secured Overnight Financing Rate + 1.58%

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.38%, 04/02/2026
(f)
$ 195 $ 195
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(f)
1,041 1,030
3 Month USD LIBOR + 1.04%
3.48%, 03/13/2052
(f)
190 179
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 349
3.59%, 07/21/2028
(f)
500 501
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(f)
400 405
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(f)
300 303
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 31
3.95%, 04/21/2025 830 846
3.97%, 02/07/2030
(f)
1,000 1,016
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 513
4.18%, 11/25/2027 560 571
4.20%, 08/26/2024 625 640
4.27%, 07/23/2029
(f)
360 371
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(f)
310 332
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(f)
30 33
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 29
5.88%, 02/07/2042 228 287
7.75%, 05/14/2038 250 349
Bank of America NA
6.00%, 10/15/2036 250 305
Bank of Montreal
0.45%, 12/08/2023 995 961
0.95%, 01/22/2027
(f)
190 175
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 144
3.09%, 01/10/2037
(f)
400 363
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.30%, 02/05/2024 400 405
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 150 145
0.50%, 04/26/2024 170 163
0.75%, 01/28/2026 185 171
1.60%, 04/24/2025 140 135
1.65%, 07/14/2028 150 137
2.05%, 01/26/2027 200 193
2.10%, 10/24/2024 775 764
2.50%, 01/26/2032 200 186
Bank of Nova Scotia/The
0.55%, 09/15/2023 170 165
1.05%, 03/02/2026 190 174
1.30%, 06/11/2025 160 151
1.30%, 09/15/2026 195 179
1.45%, 01/10/2025 175 168
2.15%, 08/01/2031 190 171
2.70%, 08/03/2026 170 167
3.40%, 02/11/2024 400 405
4.50%, 12/16/2025 500 517
Barclays PLC
1.01%, 12/10/2024
(f)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.28%, 11/24/2027
(f)
420 390
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
2.65%, 06/24/2031
(f)
$ 320 $ 290
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(f)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(f)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(f)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 1,030 1,047
4.38%, 01/12/2026 200 204
4.97%, 05/16/2029
(f)
210 220
3 Month USD LIBOR + 1.90%
BNP Paribas SA
4.25%, 10/15/2024 750 767
BPCE SA
4.00%, 04/15/2024 250 254
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 185 179
0.95%, 06/23/2023 70 69
1.25%, 06/22/2026 190 174
3.30%, 04/07/2025
(g)
375 375
3.50%, 09/13/2023 500 507
Citibank NA
3.65%, 01/23/2024 500 509
Citigroup Inc
0.78%, 10/30/2024
(f)
655 633
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(f)
485 462
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(f)
185 170
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(f)
145 138
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(f)
370 340
Secured Overnight Financing Rate + 0.77%
1.68%, 05/15/2024
(f)
160 159
Secured Overnight Financing Rate + 1.67%
2.01%, 01/25/2026
(f)
185 178
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(f)
175 157
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(f)
520 469
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
320 293
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(f)
315 292
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(f)
195 167
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
155 147
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
185 173
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 770 764
3.50%, 05/15/2023 600 606
3.67%, 07/24/2028
(f)
1,200 1,200
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 509
3.79%, 03/17/2033
(f)
395 392
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(f)
400 404
3 Month USD LIBOR + 1.56%

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.07%, 04/23/2029
(f)
$ 240 $ 245
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(f)
330 355
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 540
4.40%, 06/10/2025 780 802
4.45%, 09/29/2027 20 21
4.60%, 03/09/2026 60 62
4.65%, 07/30/2045 222 244
5.30%, 05/06/2044 25 28
5.50%, 09/13/2025 325 347
5.88%, 01/30/2042 328 409
6.63%, 06/15/2032 112 135
6.68%, 09/13/2043 30 39
8.13%, 07/15/2039 132 200
Cooperatieve Rabobank UA
5.25%, 05/24/2041 500 615
5.25%, 08/04/2045 250 283
5.75%, 12/01/2043 250 303
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 240
Credit Suisse AG/New York NY
0.50%, 02/02/2024 305 292
0.52%, 08/09/2023 250 243
1.25%, 08/07/2026 250 228
3.63%, 09/09/2024 400 405
Credit Suisse Group AG
3.75%, 03/26/2025 750 747
4.88%, 05/15/2045 500 518
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 150 143
1.69%, 03/19/2026 500 469
2.13%, 11/24/2026
(f)
200 185
Secured Overnight Financing Rate + 1.87%
2.22%, 09/18/2024
(f)
170 166
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(f)
290 268
Secured Overnight Financing Rate + 1.32%
3.04%, 05/28/2032
(f)
175 157
Secured Overnight Financing Rate + 1.72%
4.10%, 01/13/2026 500 503
Discover Bank
2.45%, 09/12/2024 320 314
2.70%, 02/06/2030 250 229
Fifth Third Bancorp
2.38%, 01/28/2025 85 83
4.30%, 01/16/2024 30 31
Fifth Third Bank NA
3.85%, 03/15/2026 700 711
Goldman Sachs Group Inc/The
0.66%, 09/10/2024
(f)
385 372
Secured Overnight Financing Rate + 0.51%
0.86%, 02/12/2026
(f)
155 144
Secured Overnight Financing Rate + 0.61%
0.93%, 10/21/2024
(f)
385 373
Secured Overnight Financing Rate + 0.49%
1.09%, 12/09/2026
(f)
315 288
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(f)
385 355
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(f)
190 174
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(f)
765 711
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(f)
475 411
Secured Overnight Financing Rate + 1.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
2.38%, 07/21/2032
(f)
$ 285 $ 252
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 1,240 1,150
2.62%, 04/22/2032
(f)
380 345
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(f)
300 287
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(f)
195 176
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
385 331
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
380 358
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
190 172
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(f)
385 357
Secured Overnight Financing Rate + 1.63%
3.63%, 02/20/2024 1,000 1,013
3.81%, 04/23/2029
(f)
2,000 2,015
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 60 61
4.02%, 10/31/2038
(f)
750 758
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(f)
415 425
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,311
4.41%, 04/23/2039
(f)
180 190
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 28
5.15%, 05/22/2045 310 346
6.75%, 10/01/2037 530 668
HSBC Holdings PLC
0.98%, 05/24/2025
(f)
400 380
Secured Overnight Financing Rate + 0.71%
1.16%, 11/22/2024
(f)
400 386
Secured Overnight Financing Rate + 0.58%
1.59%, 05/24/2027
(f)
400 365
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(f)
250 235
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(f)
335 304
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(f)
320 304
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(f)
200 177
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(f)
230 224
Secured Overnight Financing Rate + 1.40%
2.80%, 05/24/2032
(f)
200 182
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(f)
200 185
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(f)
400 364
Secured Overnight Financing Rate + 1.41%
3.60%, 05/25/2023 500 506
3.90%, 05/25/2026 395 399
3.95%, 05/18/2024
(f)
400 404
3 Month USD LIBOR + 0.99%
3.97%, 05/22/2030
(f)
400 400
3 Month USD LIBOR + 1.61%
4.04%, 03/13/2028
(f)
500 501
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 507
4.29%, 09/12/2026
(f)
500 506
3 Month USD LIBOR + 1.35%

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
4.58%, 06/19/2029
(f)
$ 365 $ 376
3 Month USD LIBOR + 1.53%
4.95%, 03/31/2030 200 214
5.25%, 03/14/2044 300 331
6.10%, 01/14/2042 174 220
6.50%, 05/02/2036 420 509
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 103
Huntington National Bank/The
3.55%, 10/06/2023 400 405
ING Groep NV
1.73%, 04/01/2027
(f)
200 184
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(f)
200 183
Secured Overnight Financing Rate + 1.32%
3.55%, 04/09/2024 400 405
JPMorgan Chase & Co
0.56%, 02/16/2025
(f)
190 182
Secured Overnight Financing Rate + 0.42%
0.65%, 09/16/2024
(f)
920 895
CME Term Secured Overnight Financing
Rate 3 Month + 0.60%
0.77%, 08/09/2025
(f)
385 365
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(f)
730 696
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(f)
385 368
CME Term Secured Overnight Financing
Rate 3 Month + 0.58%
1.04%, 02/04/2027
(f)
380 348
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(f)
360 332
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(f)
155 143
Secured Overnight Financing Rate + 0.77%
1.51%, 06/01/2024
(f)
815 804
Secured Overnight Financing Rate + 1.46%
1.58%, 04/22/2027
(f)
380 354
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(f)
360 310
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(f)
380 333
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(f)
160 154
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(f)
295 272
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(f)
460 444
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(f)
815 765
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(f)
280 274
Secured Overnight Financing Rate + 1.16%
2.52%, 04/22/2031
(f)
730 677
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(f)
180 148
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(f)
390 356
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
380 348
Secured Overnight Financing Rate + 1.25%
2.74%, 10/15/2030
(f)
260 246
Secured Overnight Financing Rate + 1.51%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.96%, 05/13/2031
(f)
$ 725 $ 678
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(f)
730 660
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(f)
730 647
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 500 504
3.33%, 04/22/2052
(f)
380 351
Secured Overnight Financing Rate + 1.58%
3.38%, 05/01/2023 400 404
3.51%, 01/23/2029
(f)
400 398
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 25
3.80%, 07/23/2024
(f)
270 273
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 520 531
3.88%, 09/10/2024 500 511
3.88%, 07/24/2038
(f)
500 504
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(f)
400 409
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(f)
270 276
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(f)
30 31
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(f)
300 310
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 10
4.85%, 02/01/2044 20 23
4.95%, 06/01/2045 55 62
5.40%, 01/06/2042 102 121
5.60%, 07/15/2041 154 187
5.63%, 08/16/2043 375 457
6.40%, 05/15/2038 200 261
KeyCorp
2.25%, 04/06/2027 410 387
2.55%, 10/01/2029 310 293
Korea Development Bank/The
0.40%, 06/19/2024 400 381
0.80%, 04/27/2026 350 322
1.75%, 02/18/2025 500 485
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(e)
380 268
0.00%, 06/29/2037
(e)
200 136
0.25%, 10/19/2023 340 330
0.25%, 03/08/2024 575 552
0.38%, 07/18/2025 1,630 1,516
0.50%, 09/20/2024 575 548
0.63%, 01/22/2026 1,515 1,407
1.00%, 10/01/2026 290 271
1.25%, 01/31/2025 800 772
2.00%, 05/02/2025 380 373
2.50%, 11/20/2024
(a)
300 300
2.88%, 04/03/2028 275 279
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 159
0.88%, 09/03/2030 330 290
2.00%, 01/13/2025 300 295
2.38%, 06/10/2025 1,200 1,191
Lloyds Banking Group PLC
0.70%, 05/11/2024
(f)
1,000 974
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
3.57%, 11/07/2028
(f)
630 615
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 514
4.05%, 08/16/2023 400 407

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
4.45%, 05/08/2025 $ 400 $ 410
4.65%, 03/24/2026 500 512
5.30%, 12/01/2045 200 219
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(f)
400 379
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 187
1.54%, 07/20/2027
(f)
400 367
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(f)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 221
2.19%, 02/25/2025 200 193
2.56%, 02/25/2030 200 185
2.76%, 09/13/2026 200 194
2.80%, 07/18/2024 650 646
3.20%, 07/18/2029 200 194
3.75%, 07/18/2039 550 540
3.76%, 07/26/2023 300 305
3.85%, 03/01/2026 350 355
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 196
Secured Overnight Financing Rate + 1.25%
2.20%, 07/10/2031
(f)
200 178
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(f)
200 192
3 Month USD LIBOR + 0.83%
2.26%, 07/09/2032
(a),(f)
200 177
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.84%, 07/16/2025
(f)
1,000 989
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(f)
400 385
3 Month USD LIBOR + 1.13%
Morgan Stanley
0.73%, 04/05/2024
(f)
360 353
Secured Overnight Financing Rate + 0.62%
0.79%, 01/22/2025
(f)
380 365
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(f)
385 366
Secured Overnight Financing Rate + 0.53%
0.86%, 10/21/2025
(f)
95 89
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(f)
280 257
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(f)
165 157
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(f)
380 349
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(f)
270 251
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
1,360 1,169
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
105 91
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(f)
475 459
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(f)
380 337
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(f)
120 114
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(f)
265 227
Secured Overnight Financing Rate + 1.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
2.51%, 10/20/2032
(f)
$ 180 $ 162
Secured Overnight Financing Rate + 1.20%
2.72%, 07/22/2025
(f)
250 247
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(f)
240 200
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(f)
280 263
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 1,330 1,319
3.22%, 04/22/2042
(f)
190 175
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(f)
30 30
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 530 535
3.70%, 10/23/2024 25 25
3.77%, 01/24/2029
(f)
360 363
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 31
3.95%, 04/23/2027 50 51
3.97%, 07/22/2038
(f)
15 15
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 31
4.10%, 05/22/2023 380 387
4.30%, 01/27/2045 50 53
4.35%, 09/08/2026 30 31
4.38%, 01/22/2047 30 32
5.00%, 11/24/2025 525 553
5.60%, 03/24/2051
(f)
500 641
Secured Overnight Financing Rate + 4.84%
6.38%, 07/24/2042 620 830
NatWest Group PLC
1.64%, 06/14/2027
(f)
265 242
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.88%, 09/12/2023 200 202
4.80%, 04/05/2026 500 517
4.89%, 05/18/2029
(f)
400 416
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
1,000 1,065
3 Month USD LIBOR + 1.91%
Northern Trust Corp
3.95%, 10/30/2025 500 512
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 315
PNC Bank NA
2.70%, 10/22/2029 250 240
3.80%, 07/25/2023 650 661
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 128
2.31%, 04/23/2032
(f)
150 138
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 153
2.60%, 07/23/2026 490 483
3.45%, 04/23/2029 300 305
Royal Bank of Canada
0.43%, 01/19/2024 380 367
0.50%, 10/26/2023 170 165
1.15%, 07/14/2026 190 174
1.20%, 04/27/2026 175 162
1.60%, 01/21/2025
(a)
945 908
2.25%, 11/01/2024 310 306
2.55%, 07/16/2024 125 124
Santander Holdings USA Inc
2.49%, 01/06/2028
(f)
270 252
Secured Overnight Financing Rate + 1.25%
4.50%, 07/17/2025 780 797

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(f)
$ 200 $ 190
Secured Overnight Financing Rate + 0.79%
1.53%, 08/21/2026
(f)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(f)
200 182
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(f)
200 186
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(f)
195 187
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 190 172
2.35%, 11/01/2025
(f)
365 360
Secured Overnight Financing Rate + 0.94%
2.40%, 01/24/2030 160 151
2.65%, 05/19/2026 60 59
3.10%, 05/15/2023 325 328
3.55%, 08/18/2025 225 229
3.70%, 11/20/2023 10 10
Sumitomo Mitsui Financial Group Inc
0.51%, 01/12/2024 200 192
1.47%, 07/08/2025 300 282
1.90%, 09/17/2028 400 358
2.13%, 07/08/2030 930 832
2.14%, 09/23/2030 170 149
2.30%, 01/12/2041 200 160
2.35%, 01/15/2025 200 194
2.70%, 07/16/2024 420 416
2.75%, 01/15/2030 200 188
2.93%, 09/17/2041 195 166
3.04%, 07/16/2029 200 192
3.36%, 07/12/2027 750 745
3.45%, 01/11/2027 140 140
3.78%, 03/09/2026 500 506
Toronto-Dominion Bank/The
0.45%, 09/11/2023 670 651
0.70%, 09/10/2024 195 185
0.75%, 06/12/2023 330 324
1.15%, 06/12/2025 330 311
1.20%, 06/03/2026 190 175
1.95%, 01/12/2027
(a)
400 379
2.00%, 09/10/2031 195 173
2.35%, 03/08/2024 195 194
3.20%, 03/10/2032 195 192
Truist Bank
1.50%, 03/10/2025 250 240
3.63%, 09/16/2025 250 253
3.80%, 10/30/2026 250 256
Truist Financial Corp
1.13%, 08/03/2027 465 418
1.20%, 08/05/2025 665 626
1.27%, 03/02/2027
(f)
60 56
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(f)
175 159
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 665 600
2.50%, 08/01/2024 350 348
US Bancorp
1.38%, 07/22/2030 415 359
2.22%, 01/27/2028
(f)
155 148
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 189
2.49%, 11/03/2036
(f)
175 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 950 931
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
3.15%, 04/27/2027 $ 25 $ 25
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 294
Wells Fargo & Co
0.81%, 05/19/2025
(f)
110 105
Secured Overnight Financing Rate + 0.51%
1.65%, 06/02/2024
(f)
820 810
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(f)
645 624
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
830 801
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(f)
820 775
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(f)
1,310 1,282
Secured Overnight Financing Rate + 1.09%
3.00%, 04/22/2026 500 495
3.00%, 10/23/2026 530 523
3.07%, 04/30/2041
(f)
480 432
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f)
465 452
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(f)
500 499
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 600 615
4.40%, 06/14/2046 385 399
4.48%, 04/04/2031
(f)
245 259
Secured Overnight Financing Rate + 4.03%
4.65%, 11/04/2044 630 670
4.90%, 11/17/2045 520 574
5.01%, 04/04/2051
(f)
325 386
Secured Overnight Financing Rate + 4.50%
5.38%, 11/02/2043 20 23
5.61%, 01/15/2044 45 54
Wells Fargo Bank NA
5.95%, 08/26/2036 750 900
6.60%, 01/15/2038 250 327
Westpac Banking Corp
1.15%, 06/03/2026 190 176
1.95%, 11/20/2028 200 184
2.15%, 06/03/2031 190 172
2.35%, 02/19/2025 155 152
2.65%, 01/16/2030 155 148
2.89%, 02/04/2030
(f)
160 154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 67
3.02%, 11/18/2036
(f)
150 133
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 172
4.11%, 07/24/2034
(f)
165 163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 169
$ 153,757
Beverages - 0 .64%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 843
4.70%, 02/01/2036 1,030 1,105
4.90%, 02/01/2046 890 990
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 27

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 $ 295 $ 299
3.75%, 07/15/2042 100 95
4.35%, 06/01/2040 295 307
4.50%, 06/01/2050 720 769
4.75%, 01/23/2029 560 607
4.90%, 01/23/2031 750 833
5.45%, 01/23/2039 500 584
5.80%, 01/23/2059 595 751
8.20%, 01/15/2039 51 75
Coca-Cola Co/The
1.00%, 03/15/2028 340 304
1.38%, 03/15/2031 340 295
1.45%, 06/01/2027 1,060 994
1.50%, 03/05/2028 190 175
1.65%, 06/01/2030 260 233
1.75%, 09/06/2024 190 188
2.13%, 09/06/2029 165 155
2.25%, 01/05/2032 195 182
2.50%, 06/01/2040 260 231
2.50%, 03/15/2051 170 142
2.60%, 06/01/2050 260 222
2.88%, 05/05/2041 195 180
3.00%, 03/05/2051 285 262
3.38%, 03/25/2027 160 164
Constellation Brands Inc
2.25%, 08/01/2031 170 150
3.15%, 08/01/2029 630 608
Diageo Capital PLC
2.13%, 10/24/2024 200 197
2.13%, 04/29/2032 200 180
2.38%, 10/24/2029 200 189
2.63%, 04/29/2023 10 10
5.88%, 09/30/2036 139 175
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 148
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 171
3.13%, 12/15/2023 500 504
3.35%, 03/15/2051 190 166
4.06%, 05/25/2023 213 217
4.99%, 05/25/2038 600 657
Molson Coors Beverage Co
3.00%, 07/15/2026 530 523
5.00%, 05/01/2042 50 53
PepsiCo Inc
0.40%, 10/07/2023 125 122
0.75%, 05/01/2023 95 94
1.40%, 02/25/2031 165 144
1.63%, 05/01/2030 95 85
1.95%, 10/21/2031 165 151
2.38%, 10/06/2026 670 655
2.63%, 07/29/2029 170 167
2.63%, 10/21/2041 160 145
2.75%, 10/21/2051 160 143
2.85%, 02/24/2026 500 504
2.88%, 10/15/2049 160 148
$ 17,318
Biotechnology - 0 .31%
Amgen Inc
1.65%, 08/15/2028 180 164
1.90%, 02/21/2025 160 156
2.00%, 01/15/2032 180 160
2.20%, 02/21/2027 1,090 1,048
2.45%, 02/21/2030 160 151
2.60%, 08/19/2026 500 493
3.00%, 02/22/2029 200 196
3.00%, 01/15/2052 180 152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc   (continued)
3.15%, 02/21/2040 $ 860 $ 786
3.38%, 02/21/2050 160 144
4.20%, 02/22/2052 200 207
4.40%, 05/01/2045 40 42
4.66%, 06/15/2051 300 330
Baxalta Inc
4.00%, 06/23/2025 50 51
5.25%, 06/23/2045 130 149
Biogen Inc
2.25%, 05/01/2030 115 103
5.20%, 09/15/2045 540 601
Gilead Sciences Inc
1.65%, 10/01/2030 165 145
2.60%, 10/01/2040 85 72
2.80%, 10/01/2050 165 135
2.95%, 03/01/2027 530 525
4.00%, 09/01/2036 300 307
4.15%, 03/01/2047 70 72
4.60%, 09/01/2035 500 544
4.75%, 03/01/2046 195 216
4.80%, 04/01/2044 500 550
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 143
Royalty Pharma PLC
0.75%, 09/02/2023 160 155
1.75%, 09/02/2027 310 281
2.20%, 09/02/2030 160 140
3.30%, 09/02/2040 160 136
$ 8,354
Building Materials - 0 .18%
Carrier Global Corp
2.24%, 02/15/2025 23 22
2.49%, 02/15/2027 36 34
2.72%, 02/15/2030 320 301
3.38%, 04/05/2040 685 623
3.58%, 04/05/2050 160 146
Johnson Controls International plc
3.63%, 07/02/2024
(h)
500 506
4.50%, 02/15/2047 500 526
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 338
Martin Marietta Materials Inc
0.65%, 07/15/2023 190 186
2.50%, 03/15/2030 735 671
3.20%, 07/15/2051 190 162
Masco Corp
1.50%, 02/15/2028 190 167
4.50%, 05/15/2047 525 542
Owens Corning
4.40%, 01/30/2048 300 299
Vulcan Materials Co
3.50%, 06/01/2030 295 293
$ 4,816
Chemicals - 0 .35%
Air Products and Chemicals Inc
1.85%, 05/15/2027 655 619
2.80%, 05/15/2050 155 136
Albemarle Corp
5.45%, 12/01/2044 150 167
Dow Chemical Co/The
2.10%, 11/15/2030 165 148
3.60%, 11/15/2050 165 154
3.63%, 05/15/2026 300 303
4.38%, 11/15/2042 230 239
4.80%, 05/15/2049 300 331
5.25%, 11/15/2041 280 319

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Dow Chemical Co/The   (continued)
9.40%, 05/15/2039 $ 30 $ 48
DuPont de Nemours Inc
4.73%, 11/15/2028 1,075 1,152
5.32%, 11/15/2038 500 574
5.42%, 11/15/2048 245 296
Eastman Chemical Co
4.80%, 09/01/2042 100 105
Ecolab Inc
1.30%, 01/30/2031 85 73
1.65%, 02/01/2027 350 329
2.13%, 08/15/2050 85 65
2.75%, 08/18/2055 307 254
4.80%, 03/24/2030 160 177
EI du Pont de Nemours and Co
1.70%, 07/15/2025 185 177
Linde Inc/CT
1.10%, 08/10/2030 165 142
LYB International Finance III LLC
1.25%, 10/01/2025 84 78
2.25%, 10/01/2030 165 149
3.63%, 04/01/2051 165 149
4.20%, 10/15/2049 125 124
LyondellBasell Industries NV
4.63%, 02/26/2055 20 20
5.75%, 04/15/2024 130 136
Mosaic Co/The
4.25%, 11/15/2023 496 507
Nutrien Ltd
1.90%, 05/13/2023 95 94
4.20%, 04/01/2029 600 627
4.90%, 06/01/2043 200 221
PPG Industries Inc
1.20%, 03/15/2026 190 176
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 142
2.30%, 05/15/2030 160 146
2.95%, 08/15/2029 450 434
3.30%, 05/15/2050 160 142
3.80%, 08/15/2049 175 168
Westlake Corp
3.13%, 08/15/2051 190 156
3.60%, 08/15/2026 350 354
$ 9,631
Commercial Mortgage Backed Securities - 1 .36%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,880
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,289
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,004
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(h)
500 503
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 999
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 997
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 1,012
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 789 791
Fannie Mae-Aces
2.42%, 10/25/2026
(h)
838 822
2.53%, 09/25/2024 793 788
2.71%, 06/25/2025
(h)
1,701 1,701
2.80%, 02/25/2027
(h)
989 997
2.96%, 02/25/2027
(h)
985 983
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Fannie Mae-Aces   (continued)
2.99%, 12/25/2027
(h)
$ 892 $ 894
3.36%, 07/25/2028
(h)
2,025 2,097
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,046
3.06%, 07/25/2023
(h)
750 757
3.06%, 12/25/2024 500 504
3.31%, 05/25/2023
(h)
810 819
3.32%, 02/25/2023
(h)
964 974
3.41%, 12/25/2026 1,500 1,541
3.53%, 10/25/2023
(h)
1,050 1,064
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 485 486
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 308 309
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,001
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 2,129 2,140
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,542
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 1,010
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 984 979
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,473
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 978
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 502
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 400 401
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,515 1,495
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 209 210
$ 36,988
Commercial Services - 0 .27%
American University/The
3.67%, 04/01/2049 125 121
Automatic Data Processing Inc
1.70%, 05/15/2028 195 181
3.38%, 09/15/2025 500 511
California Institute of Technology
4.32%, 08/01/2045 80 87
Global Payments Inc
1.20%, 03/01/2026 370 341
1.50%, 11/15/2024 195 186
2.65%, 02/15/2025 170 166
3.20%, 08/15/2029 170 161
4.15%, 08/15/2049 85 82
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 297
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 243
4.68%, 07/01/2114 250 287
Moody's Corp
2.55%, 08/18/2060 515 388
5.25%, 07/15/2044 500 580

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
1.35%, 06/01/2023 $ 160 $ 160
1.65%, 06/01/2025 160 154
2.30%, 06/01/2030 160 149
2.40%, 10/01/2024 160 159
2.85%, 10/01/2029 160 157
President and Fellows of Harvard College
3.15%, 07/15/2046 350 337
S&P Global Inc
1.25%, 08/15/2030
(a)
165 142
2.45%, 03/01/2027
(i)
295 287
2.50%, 12/01/2029 120 114
3.25%, 12/01/2049 120 113
3.70%, 03/01/2052
(i)
295 299
University of Southern California
2.81%, 10/01/2050 645 571
5.25%, 10/01/2111 30 38
Verisk Analytics Inc
4.00%, 06/15/2025 500 510
William Marsh Rice University
3.57%, 05/15/2045 500 506
$ 7,327
Computers - 0 .64%
Apple Inc
0.55%, 08/20/2025 525 489
0.70%, 02/08/2026 350 326
0.75%, 05/11/2023 435 429
1.13%, 05/11/2025 550 525
1.20%, 02/08/2028 345 314
1.25%, 08/20/2030 525 459
1.40%, 08/05/2028 190 174
1.65%, 05/11/2030 160 145
1.65%, 02/08/2031 175 158
1.70%, 08/05/2031
(a)
385 345
2.20%, 09/11/2029 165 157
2.38%, 02/08/2041 175 152
2.40%, 05/03/2023 330 332
2.40%, 08/20/2050 525 433
2.55%, 08/20/2060 260 213
2.65%, 05/11/2050 160 139
2.65%, 02/08/2051 175 151
2.70%, 08/05/2051 285 248
2.80%, 02/08/2061 175 150
2.90%, 09/12/2027 655 656
2.95%, 09/11/2049 165 151
3.20%, 05/13/2025 445 452
3.20%, 05/11/2027 320 325
3.35%, 02/09/2027 535 546
3.45%, 02/09/2045 30 30
3.75%, 09/12/2047 115 120
3.75%, 11/13/2047 150 156
3.85%, 05/04/2043 300 316
4.65%, 02/23/2046 1,235 1,461
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
200 168
3.45%, 12/15/2051
(i)
400 325
5.45%, 06/15/2023 66 68
6.02%, 06/15/2026 1,000 1,083
8.10%, 07/15/2036 138 181
8.35%, 07/15/2046 83 121
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 465 451
2.25%, 04/01/2023 165 165
4.45%, 10/02/2023 150 154
4.90%, 10/15/2025 300 314
6.20%, 10/15/2035 80 92
6.35%, 10/15/2045 195 230
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
HP Inc
1.45%, 06/17/2026 $ 190 $ 175
2.20%, 06/17/2025 240 231
3.00%, 06/17/2027 240 234
6.00%, 09/15/2041 154 180
International Business Machines Corp
2.20%, 02/09/2027 100 97
3.30%, 05/15/2026 1,050 1,061
3.38%, 08/01/2023 335 340
3.50%, 05/15/2029 470 479
4.00%, 06/20/2042 35 36
4.15%, 05/15/2039 230 241
4.25%, 05/15/2049 340 362
4.70%, 02/19/2046 185 208
5.60%, 11/30/2039 92 112
5.88%, 11/29/2032 200 240
6.22%, 08/01/2027 351 402
NetApp Inc
2.38%, 06/22/2027 160 153
$ 17,455
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 300
3.95%, 08/01/2047 300 305
Clorox Co/The
1.80%, 05/15/2030 160 141
Kimberly-Clark Corp
2.75%, 02/15/2026 400 399
2.88%, 02/07/2050 160 144
$ 1,289
Cosmetics & Personal Care - 0 .17%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 154
2.00%, 12/01/2024 240 236
2.38%, 12/01/2029 240 229
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025
(i)
250 249
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027
(i)
475 475
3.63%, 03/24/2032
(i)
370 370
4.00%, 03/24/2052
(i)
250 251
Procter & Gamble Co/The
0.55%, 10/29/2025 240 223
1.20%, 10/29/2030 340 296
1.90%, 02/01/2027 115 111
2.30%, 02/01/2032 115 110
2.80%, 03/25/2027 660 660
3.10%, 08/15/2023 30 30
3.55%, 03/25/2040 160 164
Unilever Capital Corp
1.38%, 09/14/2030 170 147
2.13%, 09/06/2029 115 108
2.60%, 05/05/2024 510 511
5.90%, 11/15/2032 230 282
$ 4,606
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 275
Diversified Financial Services - 0 .92%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.15%, 10/29/2023 380 364
1.65%, 10/29/2024 1,440 1,360
1.75%, 10/29/2024 380 358
1.75%, 01/30/2026 170 156
2.45%, 10/29/2026 225 208
2.88%, 08/14/2024 1,035 1,007
3.00%, 10/29/2028 245 226

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust   (continued)
3.30%, 01/30/2032 $ 380 $ 343
3.40%, 10/29/2033 275 246
3.88%, 01/23/2028 300 292
Air Lease Corp
1.88%, 08/15/2026 200 184
2.10%, 09/01/2028 385 337
2.30%, 02/01/2025 265 255
2.88%, 01/15/2026 385 372
2.88%, 01/15/2032 200 179
3.25%, 03/01/2025 500 493
3.25%, 10/01/2029 95 90
Ally Financial Inc
1.45%, 10/02/2023 185 181
2.20%, 11/02/2028 190 172
8.00%, 11/01/2031 540 677
American Express Co
1.65%, 11/04/2026 1,350 1,272
2.25%, 03/04/2025 195 191
3.30%, 05/03/2027
(i)
30 30
4.05%, 12/03/2042 25 26
Ameriprise Financial Inc
4.00%, 10/15/2023 225 230
BlackRock Inc
2.10%, 02/25/2032 150 136
2.40%, 04/30/2030 125 119
3.50%, 03/18/2024 500 510
Brookfield Finance Inc
2.72%, 04/15/2031 190 175
3.50%, 03/30/2051 165 147
3.90%, 01/25/2028 400 402
Brookfield Finance LLC
3.45%, 04/15/2050 160 140
Capital One Financial Corp
1.88%, 11/02/2027
(f)
125 115
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(f)
190 163
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 415 415
3.50%, 06/15/2023 114 115
3.75%, 04/24/2024 5 5
3.75%, 07/28/2026 1,000 1,005
4.20%, 10/29/2025 30 31
Charles Schwab Corp/The
0.90%, 03/11/2026 315 291
1.15%, 05/13/2026 195 182
1.65%, 03/11/2031 315 275
1.95%, 12/01/2031 195 172
2.00%, 03/20/2028 385 360
3.45%, 02/13/2026 250 254
CME Group Inc
3.00%, 03/15/2025 530 534
5.30%, 09/15/2043 200 244
Credit Suisse USA Inc
7.13%, 07/15/2032 300 387
Discover Financial Services
4.10%, 02/09/2027 500 510
Intercontinental Exchange Inc
0.70%, 06/15/2023 165 163
1.85%, 09/15/2032 125 108
2.10%, 06/15/2030 160 146
2.65%, 09/15/2040 165 141
3.00%, 09/15/2060 165 139
3.75%, 12/01/2025 50 51
4.00%, 10/15/2023 550 561
4.25%, 09/21/2048 150 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jefferies Group LLC
6.50%, 01/20/2043 $ 200 $ 240
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 165 149
4.15%, 01/23/2030 400 406
Mastercard Inc
2.00%, 03/03/2025 210 207
2.00%, 11/18/2031 170 155
2.95%, 11/21/2026 500 503
2.95%, 03/15/2051 190 174
3.35%, 03/26/2030 80 82
3.85%, 03/26/2050 560 592
Nasdaq Inc
2.50%, 12/21/2040 185 149
4.25%, 06/01/2024 350 361
Nomura Holdings Inc
1.85%, 07/16/2025 330 311
2.33%, 01/22/2027 385 360
2.68%, 07/16/2030 330 300
ORIX Corp
3.70%, 07/18/2027 300 302
Synchrony Financial
4.25%, 08/15/2024 800 811
4.50%, 07/23/2025 20 20
Visa Inc
1.10%, 02/15/2031 165 141
1.90%, 04/15/2027 475 456
2.00%, 08/15/2050 165 128
2.05%, 04/15/2030 155 145
2.70%, 04/15/2040 155 141
3.15%, 12/14/2025 600 607
3.65%, 09/15/2047 85 88
4.15%, 12/14/2035 215 234
4.30%, 12/14/2045 375 421
Western Union Co/The
6.20%, 11/17/2036 200 218
$ 25,109
Electric - 1 .84%
AEP Texas Inc
2.10%, 07/01/2030 165 147
3.45%, 01/15/2050 55 49
3.45%, 05/15/2051 195 173
AEP Transmission Co LLC
2.75%, 08/15/2051 190 156
4.00%, 12/01/2046 600 611
AES Corp/The
2.45%, 01/15/2031 180 161
Alabama Power Co
1.45%, 09/15/2030 160 139
3.13%, 07/15/2051 190 165
4.30%, 01/02/2046 400 417
Ameren Corp
1.75%, 03/15/2028 190 174
Ameren Illinois Co
1.55%, 11/15/2030 180 157
3.25%, 03/15/2050 80 73
American Electric Power Co Inc
1.00%, 11/01/2025 45 42
2.30%, 03/01/2030 160 146
Appalachian Power Co
3.30%, 06/01/2027 400 402
7.00%, 04/01/2038 120 155
Arizona Public Service Co
2.60%, 08/15/2029 270 253
2.65%, 09/15/2050 170 131
4.50%, 04/01/2042 77 78

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Baltimore Gas and Electric Co
2.25%, 06/15/2031 $ 190 $ 173
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 118
2.85%, 05/15/2051 180 153
3.80%, 07/15/2048 300 296
4.50%, 02/01/2045 550 583
5.15%, 11/15/2043 15 17
6.13%, 04/01/2036 156 192
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 181
4.25%, 02/01/2049 300 327
CenterPoint Energy Inc
1.45%, 06/01/2026 195 181
2.50%, 09/01/2024 90 88
2.95%, 03/01/2030 125 119
3.70%, 09/01/2049 90 84
CMS Energy Corp
3.45%, 08/15/2027 350 351
3.75%, 12/01/2050
(f)
180 159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 144
3.13%, 03/15/2051 190 172
4.00%, 03/01/2049 300 311
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 165
2.05%, 07/01/2031 190 172
3.20%, 03/15/2027 165 165
4.00%, 04/01/2048 500 525
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 179
3.00%, 12/01/2060 180 146
3.13%, 11/15/2027 300 297
3.70%, 11/15/2059 80 74
3.88%, 06/15/2047 650 631
4.13%, 05/15/2049 300 303
4.20%, 03/15/2042 128 129
4.30%, 12/01/2056 230 237
5.85%, 03/15/2036 51 60
6.75%, 04/01/2038 125 164
Constellation Energy Generation LLC
5.60%, 06/15/2042 500 532
6.25%, 10/01/2039 349 393
Consumers Energy Co
2.50%, 05/01/2060 160 122
3.10%, 08/15/2050 245 224
Delmarva Power & Light Co
4.15%, 05/15/2045 350 355
Dominion Energy Inc
1.45%, 04/15/2026 190 177
3.30%, 04/15/2041 190 172
3.38%, 04/01/2030 155 153
4.70%, 12/01/2044 300 321
4.90%, 08/01/2041 77 83
5.95%, 06/15/2035 400 467
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 90
DTE Electric Co
1.90%, 04/01/2028 435 405
2.25%, 03/01/2030 160 148
2.63%, 03/01/2031 155 147
3.95%, 03/01/2049 500 516
DTE Energy Co
1.05%, 06/01/2025 85 80
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Carolinas LLC
3.20%, 08/15/2049 $ 450 $ 417
4.00%, 09/30/2042 100 102
5.30%, 02/15/2040 512 604
Duke Energy Corp
0.90%, 09/15/2025 170 158
3.15%, 08/15/2027 15 15
3.30%, 06/15/2041 190 172
3.50%, 06/15/2051 190 173
3.75%, 09/01/2046 600 566
Duke Energy Florida LLC
1.75%, 06/15/2030 160 142
2.50%, 12/01/2029 330 310
3.40%, 10/01/2046 300 283
5.65%, 04/01/2040 25 30
6.40%, 06/15/2038 66 86
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 135
6.12%, 10/15/2035 77 90
6.45%, 04/01/2039 300 382
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 145
Duke Energy Progress LLC
2.50%, 08/15/2050 165 134
4.15%, 12/01/2044 300 309
Emera US Finance LP
3.55%, 06/15/2026 25 25
4.75%, 06/15/2046 25 26
Entergy Arkansas LLC
2.65%, 06/15/2051 170 139
Entergy Corp
0.90%, 09/15/2025 580 532
1.90%, 06/15/2028 115 104
2.40%, 06/15/2031 190 171
Entergy Louisiana LLC
2.90%, 03/15/2051 90 78
3.10%, 06/15/2041 190 173
Entergy Texas Inc
1.75%, 03/15/2031 165 144
4.00%, 03/30/2029 300 312
4.50%, 03/30/2039 300 311
Evergy Inc
2.45%, 09/15/2024 165 162
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 515
Evergy Metro Inc
2.25%, 06/01/2030 160 147
Eversource Energy
0.80%, 08/15/2025 165 152
1.65%, 08/15/2030 165 142
Exelon Corp
3.35%, 03/15/2032
(i)
195 190
3.95%, 06/15/2025 25 25
4.45%, 04/15/2046 20 21
5.63%, 06/15/2035 300 340
Florida Power & Light Co
2.45%, 02/03/2032 200 188
2.88%, 12/04/2051 195 175
3.15%, 10/01/2049 90 84
3.70%, 12/01/2047 200 204
4.05%, 10/01/2044 500 523
5.69%, 03/01/2040 48 60
Georgia Power Co
2.20%, 09/15/2024 165 162
4.30%, 03/15/2042 228 231
Gulf Power Co
3.30%, 05/30/2027 400 403

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Hydro-Quebec
8.05%, 07/07/2024 $ 102 $ 114
Iberdrola International BV
6.75%, 07/15/2036 128 167
Interstate Power and Light Co
2.30%, 06/01/2030 40 36
4.10%, 09/26/2028 300 309
Kentucky Utilities Co
3.30%, 06/01/2050 155 140
5.13%, 11/01/2040 250 280
MidAmerican Energy Co
3.15%, 04/15/2050 165 152
3.65%, 04/15/2029 300 308
4.25%, 07/15/2049 300 327
Mississippi Power Co
4.25%, 03/15/2042 100 100
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 155 148
1.00%, 06/15/2026 190 173
2.40%, 03/15/2030 105 98
3.05%, 04/25/2027 300 296
3.25%, 11/01/2025 500 501
Nevada Power Co
2.40%, 05/01/2030 200 188
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 180
2.25%, 06/01/2030 650 595
2.75%, 11/01/2029 115 110
5.65%, 05/01/2079
(f)
500 513
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 175
2.60%, 06/01/2051 160 135
2.90%, 03/01/2050 80 71
3.40%, 08/15/2042 100 96
5.35%, 11/01/2039 82 99
NorthWestern Corp
4.18%, 11/15/2044 300 316
Ohio Power Co
1.63%, 01/15/2031 150 128
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 151
2.75%, 06/01/2024 300 298
3.10%, 09/15/2049 430 394
5.25%, 09/30/2040 51 60
Pacific Gas and Electric Co
2.10%, 08/01/2027 1,160 1,042
2.50%, 02/01/2031 320 276
3.30%, 08/01/2040 160 131
3.50%, 08/01/2050 1,160 934
4.20%, 06/01/2041 190 165
PacifiCorp
2.70%, 09/15/2030 1,000 952
2.90%, 06/15/2052 190 166
6.25%, 10/15/2037 92 114
PECO Energy Co
2.80%, 06/15/2050 425 366
2.85%, 09/15/2051 175 151
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 70
3.95%, 06/01/2047 300 306
Progress Energy Inc
7.75%, 03/01/2031 136 174
Public Service Co of Colorado
1.88%, 06/15/2031 155 138
2.70%, 01/15/2051 495 419
3.70%, 06/15/2028 300 306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Electric and Gas Co
2.05%, 08/01/2050 $ 165 $ 122
2.45%, 01/15/2030 160 152
3.00%, 05/15/2027 400 396
3.15%, 01/01/2050 160 148
3.25%, 09/01/2023 400 403
3.65%, 09/01/2042 200 196
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 304
Puget Sound Energy Inc
2.89%, 09/15/2051 170 145
3.25%, 09/15/2049 60 54
5.80%, 03/15/2040 351 424
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 150
3.32%, 04/15/2050 155 144
3.70%, 03/15/2052 195 195
Sempra Energy
3.40%, 02/01/2028 300 299
3.80%, 02/01/2038 300 294
4.00%, 02/01/2048 400 397
6.00%, 10/15/2039 112 137
Southern California Edison Co
0.70%, 04/03/2023 385 379
2.25%, 06/01/2030 160 145
2.85%, 08/01/2029 125 119
3.45%, 02/01/2052 200 180
3.65%, 02/01/2050 315 292
4.00%, 04/01/2047 585 562
5.50%, 03/15/2040 102 115
5.95%, 02/01/2038 617 720
Southern Co/The
1.75%, 03/15/2028 190 171
3.25%, 07/01/2026 570 570
3.75%, 09/15/2051
(f)
435 401
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
170 164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 40 37
5.25%, 07/15/2043 200 214
Southwestern Electric Power Co
4.10%, 09/15/2028 400 408
6.20%, 03/15/2040 51 63
Tampa Electric Co
3.45%, 03/15/2051 185 172
4.35%, 05/15/2044 200 207
Tucson Electric Power Co
1.50%, 08/01/2030 455 389
3.25%, 05/01/2051 195 173
Union Electric Co
2.15%, 03/15/2032 190 173
2.63%, 03/15/2051 165 137
3.50%, 04/15/2024 500 508
Virginia Electric and Power Co
2.30%, 11/15/2031 195 179
2.45%, 12/15/2050 90 72
2.88%, 07/15/2029 90 87
2.95%, 11/15/2051 380 334
4.20%, 05/15/2045 600 624
6.00%, 05/15/2037 77 94
8.88%, 11/15/2038 10 16
WEC Energy Group Inc
0.55%, 09/15/2023 170 165
1.38%, 10/15/2027 165 148
2.20%, 12/15/2028 200 183

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Wisconsin Electric Power Co
2.05%, 12/15/2024 $ 65 $ 64
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 169
Xcel Energy Inc
0.50%, 10/15/2023 85 82
1.75%, 03/15/2027 280 259
2.60%, 12/01/2029 115 109
$ 50,114
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 750 689
2.20%, 12/21/2031 400 369
$ 1,058
Electronics - 0 .13%
Agilent Technologies Inc
2.10%, 06/04/2030 160 143
2.30%, 03/12/2031 195 176
Allegion US Holding Co Inc
3.55%, 10/01/2027 500 491
Fortive Corp
3.15%, 06/15/2026 535 533
Honeywell International Inc
1.10%, 03/01/2027 190 175
1.35%, 06/01/2025 75 72
1.75%, 09/01/2031 190 169
1.95%, 06/01/2030 310 286
2.30%, 08/15/2024 365 364
2.50%, 11/01/2026 50 49
2.70%, 08/15/2029 85 84
2.80%, 06/01/2050
(a)
160 148
3.81%, 11/21/2047 477 514
Jabil Inc
1.70%, 04/15/2026 190 176
Tyco Electronics Group SA
7.13%, 10/01/2037 14 19
$ 3,399
Entertainment - 0 .13%
Magallanes Inc
3.43%, 03/15/2024
(i)
390 392
3.64%, 03/15/2025
(i)
395 397
3.76%, 03/15/2027
(i)
395 394
4.05%, 03/15/2029
(i)
390 392
4.28%, 03/15/2032
(i)
590 593
5.05%, 03/15/2042
(i)
395 403
5.14%, 03/15/2052
(i)
295 302
5.39%, 03/15/2062
(i)
635 656
$ 3,529
Environmental Control - 0 .07%
Republic Services Inc
1.75%, 02/15/2032 90 77
2.30%, 03/01/2030 340 313
2.50%, 08/15/2024 215 213
2.90%, 07/01/2026 500 496
Waste Connections Inc
2.20%, 01/15/2032 385 344
Waste Management Inc
0.75%, 11/15/2025 90 83
2.00%, 06/01/2029 195 182
2.50%, 11/15/2050 180 145
$ 1,853
Federal & Federally Sponsored Credit - 0 .01%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 385 371
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker - 1 .13%
Fannie Mae
0.25%, 11/27/2023 $ 1,480 $ 1,434
0.50%, 06/17/2025 370 347
0.50%, 11/07/2025 360 335
0.75%, 10/08/2027
(a)
500 455
0.88%, 08/05/2030 1,130 987
2.13%, 04/24/2026 3,000 2,956
2.50%, 02/05/2024 500 502
2.63%, 09/06/2024 750 754
5.63%, 07/15/2037 200 269
6.63%, 11/15/2030 602 789
7.13%, 01/15/2030 199 263
7.25%, 05/15/2030 280 375
Federal Home Loan Banks
0.13%, 06/02/2023 385 377
0.13%, 08/28/2023 230 224
0.38%, 09/04/2025 470 437
2.13%, 06/09/2023 3,125 3,131
2.50%, 02/13/2024 1,000 1,003
3.25%, 11/16/2028 2,000 2,092
5.50%, 07/15/2036 700 914
Freddie Mac
0.13%, 10/16/2023 345 334
0.25%, 06/26/2023 3,125 3,059
0.25%, 08/24/2023 335 326
0.25%, 09/08/2023 505 491
0.25%, 11/06/2023 550 533
0.25%, 12/04/2023 1,970 1,907
0.38%, 09/23/2025 4,060 3,768
2.75%, 06/19/2023
(a)
1,625 1,640
6.25%, 07/15/2032 231 307
6.75%, 03/15/2031 577 767
$ 30,776
Food - 0 .29%
Campbell Soup Co
3.95%, 03/15/2025 350 356
4.15%, 03/15/2028 160 164
Conagra Brands Inc
1.38%, 11/01/2027 125 111
4.85%, 11/01/2028 205 217
5.30%, 11/01/2038 120 132
5.40%, 11/01/2048 120 138
General Mills Inc
2.25%, 10/14/2031 170 153
3.70%, 10/17/2023 300 305
4.00%, 04/17/2025 300 306
Hershey Co/The
1.70%, 06/01/2030 160 144
3.38%, 08/15/2046 350 339
J M Smucker Co/The
2.13%, 03/15/2032 195 170
Kellogg Co
2.10%, 06/01/2030 160 144
2.65%, 12/01/2023 417 417
3.25%, 04/01/2026 500 502
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 36
Kroger Co/The
1.70%, 01/15/2031
(a)
190 165
3.70%, 08/01/2027 300 308
3.95%, 01/15/2050 175 177
4.45%, 02/01/2047 55 58
5.15%, 08/01/2043 300 348
5.40%, 07/15/2040 25 29
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 174
1.85%, 02/15/2031 190 165

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Mondelez International Inc
1.50%, 02/04/2031 $ 105 $ 90
2.63%, 03/17/2027 195 190
2.63%, 09/04/2050 625 506
Sysco Corp
2.40%, 02/15/2030 135 126
2.45%, 12/14/2031 115 105
4.50%, 04/01/2046 300 311
4.85%, 10/01/2045 250 266
5.38%, 09/21/2035 500 566
Tyson Foods Inc
4.55%, 06/02/2047 520 555
$ 7,773
Forest Products & Paper - 0 .05%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 514
Georgia-Pacific LLC
7.75%, 11/15/2029 51 65
8.00%, 01/15/2024 228 248
International Paper Co
4.80%, 06/15/2044 223 238
7.30%, 11/15/2039 25 33
Suzano Austria GmbH
2.50%, 09/15/2028 90 81
5.00%, 01/15/2030 300 306
$ 1,485
Gas - 0 .09%
Atmos Energy Corp
1.50%, 01/15/2031 165 142
3.38%, 09/15/2049 165 154
4.13%, 10/15/2044 400 410
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 145
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 153
NiSource Inc
0.95%, 08/15/2025 330 303
3.49%, 05/15/2027 20 20
3.60%, 05/01/2030 150 149
5.95%, 06/15/2041 402 469
Southern California Gas Co
2.55%, 02/01/2030 160 151
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 141
3.15%, 09/30/2051 195 165
Washington Gas Light Co
3.65%, 09/15/2049 95 91
$ 2,493
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 677
2.75%, 11/15/2050 175 146
$ 823
Healthcare - Products - 0 .25%
Abbott Laboratories
1.15%, 01/30/2028 250 229
1.40%, 06/30/2030 330 295
3.75%, 11/30/2026 266 276
4.75%, 11/30/2036 40 46
4.90%, 11/30/2046 500 609
5.30%, 05/27/2040 200 244
Baxter International Inc
0.87%, 12/01/2023
(i)
395 382
1.73%, 04/01/2031 175 151
1.92%, 02/01/2027
(i)
395 369
2.27%, 12/01/2028
(i)
195 181
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Boston Scientific Corp
1.90%, 06/01/2025 $ 160 $ 154
2.65%, 06/01/2030 160 150
3.45%, 03/01/2024 263 266
4.70%, 03/01/2049 17 19
7.38%, 01/15/2040 51 73
Danaher Corp
2.60%, 10/01/2050 165 136
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 148
3.25%, 11/15/2039 155 148
Koninklijke Philips NV
5.00%, 03/15/2042 128 140
Medtronic Inc
4.38%, 03/15/2035 665 739
PerkinElmer Inc
0.85%, 09/15/2024 120 114
1.90%, 09/15/2028 155 140
Stryker Corp
3.50%, 03/15/2026 500 506
4.10%, 04/01/2043 200 203
4.63%, 03/15/2046 20 22
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 385 370
2.00%, 10/15/2031 190 170
2.60%, 10/01/2029 160 152
2.80%, 10/15/2041 250 224
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 151
$ 6,807
Healthcare - Services - 0 .55%
Aetna Inc
2.80%, 06/15/2023 35 35
3.50%, 11/15/2024 300 303
4.13%, 11/15/2042 100 99
6.63%, 06/15/2036 105 132
6.75%, 12/15/2037 112 143
Anthem Inc
1.50%, 03/15/2026 190 179
2.88%, 09/15/2029 120 116
3.13%, 05/15/2050 600 528
3.60%, 03/15/2051 190 182
3.65%, 12/01/2027 300 306
4.38%, 12/01/2047 300 321
4.63%, 05/15/2042 30 33
4.65%, 01/15/2043 115 126
Ascension Health
3.95%, 11/15/2046 500 519
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 241
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 233
CommonSpirit Health
4.35%, 11/01/2042 200 201
HCA Inc
2.38%, 07/15/2031 190 170
3.38%, 03/15/2029
(i)
390 380
3.50%, 07/15/2051 190 165
4.38%, 03/15/2042
(i)
195 192
4.50%, 02/15/2027 800 826
5.25%, 06/15/2026 750 792
Humana Inc
1.35%, 02/03/2027 190 172
2.15%, 02/03/2032 190 167
3.13%, 08/15/2029 85 82
4.50%, 04/01/2025 160 166
4.95%, 10/01/2044 325 365

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Kaiser Foundation Hospitals
3.27%, 11/01/2049 $ 230 $ 214
4.15%, 05/01/2047 470 502
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 304
2.95%, 12/01/2029 310 298
4.70%, 02/01/2045 115 122
Mass General Brigham Inc
3.19%, 07/01/2049 315 284
4.12%, 07/01/2055 300 320
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 212
4.20%, 07/01/2055 250 268
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 389
Quest Diagnostics Inc
2.95%, 06/30/2030 155 147
UnitedHealth Group Inc
0.55%, 05/15/2024 195 187
1.25%, 01/15/2026 160 150
2.00%, 05/15/2030 160 147
2.30%, 05/15/2031 195 183
2.38%, 08/15/2024 250 249
2.75%, 05/15/2040 160 144
2.88%, 08/15/2029 175 172
2.90%, 05/15/2050 160 142
3.05%, 05/15/2041 195 182
3.25%, 05/15/2051 120 113
3.45%, 01/15/2027 540 553
3.50%, 08/15/2039 200 198
3.70%, 08/15/2049 350 355
4.25%, 06/15/2048 165 180
4.38%, 03/15/2042 750 816
4.45%, 12/15/2048 120 135
4.63%, 07/15/2035 30 34
4.75%, 07/15/2045 700 812
6.50%, 06/15/2037 77 101
$ 15,087
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 190 173
1.40%, 10/15/2027 165 147
$ 320
Insurance - 0 .79%
Aflac Inc
1.13%, 03/15/2026 195 181
3.63%, 11/15/2024 230 235
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 510
Allstate Corp/The
0.75%, 12/15/2025 160 147
1.45%, 12/15/2030 160 138
3.28%, 12/15/2026 500 502
5.55%, 05/09/2035 200 237
American International Group Inc
3.75%, 07/10/2025 20 20
3.88%, 01/15/2035 750 764
4.20%, 04/01/2028 190 197
4.38%, 01/15/2055 30 32
4.70%, 07/10/2035 750 800
4.80%, 07/10/2045 50 56
Aon Corp
2.80%, 05/15/2030 160 152
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 226
2.85%, 05/28/2027 195 191
2.90%, 08/23/2051 195 162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Arch Capital Finance LLC
5.03%, 12/15/2046 $ 250 $ 276
Arch Capital Group US Inc
5.14%, 11/01/2043 375 419
Athene Holding Ltd
4.13%, 01/12/2028 500 504
AXA SA
8.60%, 12/15/2030 38 50
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 144
1.85%, 03/12/2030 80 73
2.30%, 03/15/2027
(a)
195 191
2.50%, 01/15/2051 190 153
2.85%, 10/15/2050 125 108
2.88%, 03/15/2032 195 189
4.20%, 08/15/2048 285 306
4.25%, 01/15/2049 400 438
4.30%, 05/15/2043 300 320
5.75%, 01/15/2040 115 143
Berkshire Hathaway Inc
3.13%, 03/15/2026 350 353
4.50%, 02/11/2043 25 27
Chubb Corp/The
6.50%, 05/15/2038 10 13
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 292
2.85%, 12/15/2051 100 87
3.35%, 05/03/2026 30 30
4.35%, 11/03/2045 25 27
6.70%, 05/15/2036 250 326
CNA Financial Corp
2.05%, 08/15/2030 165 146
Corebridge Financial Inc
3.50%, 04/04/2025
(g),(i)
200 200
3.85%, 04/05/2029
(g),(i)
200 200
3.90%, 04/05/2032
(g),(i)
200 200
Equitable Holdings Inc
4.35%, 04/20/2028 605 618
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 136
3.60%, 08/19/2049 170 159
4.30%, 04/15/2043 250 251
Lincoln National Corp
4.00%, 09/01/2023 1,000 1,013
4.35%, 03/01/2048 55 56
7.00%, 06/15/2040 47 62
Loews Corp
2.63%, 05/15/2023 200 200
4.13%, 05/15/2043 200 203
Manulife Financial Corp
5.38%, 03/04/2046 250 304
Markel Corp
3.45%, 05/07/2052 250 222
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 137
3.88%, 03/15/2024 500 511
4.38%, 03/15/2029 50 53
4.90%, 03/15/2049 400 463
MetLife Inc
3.00%, 03/01/2025 300 301
3.60%, 04/10/2024 250 255
4.05%, 03/01/2045 750 766
4.37%, 09/15/2023 235 242
4.60%, 05/13/2046 225 251
4.88%, 11/13/2043 20 23
5.70%, 06/15/2035 164 197
6.40%, 12/15/2066 288 310
3 Month USD LIBOR + 2.21%

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Progressive Corp/The
3.20%, 03/26/2030 $ 160 $ 159
3.70%, 03/15/2052 165 166
4.35%, 04/25/2044 200 213
Prudential Financial Inc
2.10%, 03/10/2030 160 148
3.70%, 10/01/2050
(f)
165 151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 615
3.91%, 12/07/2047 177 176
5.20%, 03/15/2044
(f)
350 349
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 30
5.70%, 09/15/2048
(f)
400 408
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 205
Travelers Cos Inc/The
3.05%, 06/08/2051 270 240
4.00%, 05/30/2047 400 412
6.25%, 06/15/2037 12 15
6.75%, 06/20/2036 51 66
Trinity Acquisition PLC
4.40%, 03/15/2026 500 517
W R Berkley Corp
4.00%, 05/12/2050 85 82
Willis North America Inc
2.95%, 09/15/2029 55 52
3.60%, 05/15/2024 300 302
3.88%, 09/15/2049 165 150
XLIT Ltd
5.25%, 12/15/2043 400 480
$ 21,434
Internet - 0 .42%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 174
3.15%, 02/09/2051 300 232
3.40%, 12/06/2027 325 319
3.60%, 11/28/2024 300 301
4.20%, 12/06/2047 575 532
4.40%, 12/06/2057 305 287
Alphabet Inc
0.80%, 08/15/2027 330 298
1.10%, 08/15/2030 165 144
1.90%, 08/15/2040 165 135
2.00%, 08/15/2026 30 29
2.05%, 08/15/2050 165 130
2.25%, 08/15/2060 165 128
3.38%, 02/25/2024 530 541
Amazon.com Inc
0.45%, 05/12/2024 365 351
1.20%, 06/03/2027 465 429
1.50%, 06/03/2030 465 416
1.65%, 05/12/2028 560 521
2.10%, 05/12/2031 365 339
2.50%, 06/03/2050 765 639
2.88%, 05/12/2041 365 337
3.10%, 05/12/2051 365 343
3.15%, 08/22/2027 490 496
3.25%, 05/12/2061 385 361
3.80%, 12/05/2024 20 21
3.88%, 08/22/2037 340 360
4.05%, 08/22/2047 30 33
4.80%, 12/05/2034 30 35
4.95%, 12/05/2044 515 625
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Baidu Inc
1.72%, 04/09/2026 $ 200 $ 184
2.38%, 10/09/2030 200 176
3.08%, 04/07/2025 200 197
4.13%, 06/30/2025
(a)
500 507
eBay Inc
1.90%, 03/11/2025 160 155
2.60%, 05/10/2031
(a)
195 179
3.45%, 08/01/2024 605 612
4.00%, 07/15/2042 100 98
Expedia Group Inc
2.95%, 03/15/2031 720 667
$ 11,331
Iron & Steel - 0 .09%
Nucor Corp
2.00%, 06/01/2025 155 150
3.13%, 04/01/2032 195 188
4.00%, 08/01/2023 500 508
Steel Dynamics Inc
1.65%, 10/15/2027 85 77
2.40%, 06/15/2025 40 39
2.80%, 12/15/2024 500 495
Vale Overseas Ltd
6.25%, 08/10/2026 400 439
6.88%, 11/21/2036 317 382
8.25%, 01/17/2034 38 50
$ 2,328
Lodging - 0 .04%
Las Vegas Sands Corp
3.20%, 08/08/2024 170 162
3.50%, 08/18/2026 85 80
3.90%, 08/08/2029 170 156
Marriott International Inc/MD
2.85%, 04/15/2031 195 178
Sands China Ltd
2.30%, 03/08/2027
(i)
400 348
5.40%, 08/08/2028 200 196
$ 1,120
Machinery - Construction & Mining - 0 .09%
Caterpillar Financial Services Corp
0.45%, 09/14/2023 735 716
0.45%, 05/17/2024 195 187
0.65%, 07/07/2023 165 162
0.80%, 11/13/2025
(a)
180 167
0.95%, 01/10/2024 200 195
1.10%, 09/14/2027
(a)
335 304
1.15%, 09/14/2026 195 181
Caterpillar Inc
2.60%, 04/09/2030 150 146
3.25%, 09/19/2049 160 155
3.40%, 05/15/2024 30 31
3.80%, 08/15/2042 105 108
6.05%, 08/15/2036 132 167
$ 2,519
Machinery - Diversified - 0 .16%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 184
1.88%, 01/15/2026 165 156
Deere & Co
2.88%, 09/07/2049 165 151
3.10%, 04/15/2030 160 160
3.90%, 06/09/2042 30 31
5.38%, 10/16/2029 500 575
Dover Corp
5.38%, 03/01/2041 77 87

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
John Deere Capital Corp
0.40%, 10/10/2023 $ 165 $ 161
0.70%, 07/05/2023 510 501
0.70%, 01/15/2026 155 144
1.05%, 06/17/2026 190 176
1.20%, 04/06/2023 120 119
1.50%, 03/06/2028 190 175
2.00%, 06/17/2031 195 179
2.05%, 01/09/2025 160 157
2.35%, 03/08/2027 195 190
2.80%, 07/18/2029 385 378
Otis Worldwide Corp
2.06%, 04/05/2025 160 156
2.57%, 02/15/2030 160 150
3.36%, 02/15/2050 160 142
Rockwell Automation Inc
1.75%, 08/15/2031 135 119
2.80%, 08/15/2061 190 153
$ 4,244
Media - 0 .88%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 346
2.30%, 02/01/2032 145 124
2.80%, 04/01/2031 405 365
3.50%, 06/01/2041 380 316
3.70%, 04/01/2051 405 334
3.85%, 04/01/2061 145 117
3.90%, 06/01/2052 195 164
4.40%, 12/01/2061 95 83
4.80%, 03/01/2050 545 518
4.91%, 07/23/2025 900 933
5.75%, 04/01/2048 605 643
6.48%, 10/23/2045 435 495
Comcast Corp
1.50%, 02/15/2031 165 144
2.35%, 01/15/2027 60 58
2.45%, 08/15/2052 165 131
2.65%, 02/01/2030 125 120
2.65%, 08/15/2062 165 127
2.89%, 11/01/2051
(i)
1,447 1,220
2.94%, 11/01/2056
(i)
2,183 1,802
2.99%, 11/01/2063
(i)
660 540
3.15%, 03/01/2026 30 30
3.25%, 11/01/2039 245 232
3.38%, 08/15/2025 525 532
3.40%, 07/15/2046 20 19
3.45%, 02/01/2050 485 454
3.55%, 05/01/2028 125 127
3.70%, 04/15/2024 1,250 1,276
3.75%, 04/01/2040 860 866
3.90%, 03/01/2038 150 154
4.00%, 08/15/2047 30 31
4.00%, 03/01/2048 400 410
4.00%, 11/01/2049 20 20
4.15%, 10/15/2028 500 525
4.25%, 01/15/2033 120 130
5.65%, 06/15/2035 20 24
7.05%, 03/15/2033 15 20
Discovery Communications LLC
3.63%, 05/15/2030 180 175
3.95%, 06/15/2025 400 404
3.95%, 03/20/2028 500 499
4.00%, 09/15/2055 601 519
Fox Corp
3.05%, 04/07/2025 40 40
5.48%, 01/25/2039 200 226
5.58%, 01/25/2049 500 581
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Grupo Televisa SAB
4.63%, 01/30/2026 $ 500 $ 515
NBCUniversal Media LLC
4.45%, 01/15/2043 10 11
Paramount Global
4.00%, 01/15/2026 515 523
4.20%, 05/19/2032 200 200
4.38%, 03/15/2043 435 414
4.85%, 07/01/2042 200 203
6.88%, 04/30/2036 181 221
7.88%, 07/30/2030 178 224
Thomson Reuters Corp
5.85%, 04/15/2040 25 30
Time Warner Cable LLC
5.50%, 09/01/2041 340 353
5.88%, 11/15/2040 20 21
6.55%, 05/01/2037 176 202
6.75%, 06/15/2039 77 89
7.30%, 07/01/2038 300 364
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 124
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 99
7.00%, 03/01/2032 51 66
Walt Disney Co/The
1.75%, 08/30/2024 325 319
1.75%, 01/13/2026 635 608
2.00%, 09/01/2029 245 227
2.20%, 01/13/2028 860 817
2.65%, 01/13/2031 395 377
2.75%, 09/01/2049 325 277
3.35%, 03/24/2025 120 122
3.50%, 05/13/2040 160 156
3.60%, 01/13/2051 160 158
3.70%, 03/23/2027 120 124
4.63%, 03/23/2040 240 266
4.75%, 11/15/2046 230 263
4.95%, 10/15/2045 350 404
6.20%, 12/15/2034 154 194
6.40%, 12/15/2035 98 126
$ 23,971
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.25%, 06/15/2025 25 25
4.38%, 06/15/2045 250 270
$ 295
Mining - 0 .15%
Barrick Gold Corp
5.25%, 04/01/2042 20 23
Barrick North America Finance LLC
5.75%, 05/01/2043 355 433
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 111
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 529
5.00%, 09/30/2043 270 320
Newmont Corp
2.25%, 10/01/2030 610 558
2.60%, 07/15/2032 140 129
4.88%, 03/15/2042 20 22
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 97
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 151
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 375

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Southern Copper Corp
5.88%, 04/23/2045 $ 350 $ 428
6.75%, 04/16/2040 258 329
Teck Resources Ltd
3.90%, 07/15/2030 695 694
$ 4,199
Miscellaneous Manufacturers - 0 .21%
3M Co
2.00%, 02/14/2025 130 127
2.38%, 08/26/2029 500 476
3.25%, 08/26/2049
(a)
850 793
Eaton Corp
3.10%, 09/15/2027 575 576
4.00%, 11/02/2032 100 105
4.15%, 11/02/2042 50 52
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 1,081 1,161
General Electric Co
6.75%, 03/15/2032 483 608
Illinois Tool Works Inc
2.65%, 11/15/2026 500 494
3.50%, 03/01/2024 350 356
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 600 610
4.65%, 11/01/2044 300 323
$ 5,681
Oil & Gas - 0 .92%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 407
2.72%, 01/12/2032 100 94
2.77%, 11/10/2050 625 522
2.94%, 06/04/2051 190 162
3.00%, 02/24/2050 160 138
3.00%, 03/17/2052 195 168
3.06%, 06/17/2041 385 345
3.19%, 04/06/2025 275 277
3.54%, 04/06/2027 275 278
3.59%, 04/14/2027 30 30
BP Capital Markets PLC
3.28%, 09/19/2027 175 177
3.72%, 11/28/2028 40 41
3.81%, 02/10/2024 400 408
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 662
4.95%, 06/01/2047 20 22
6.25%, 03/15/2038 250 299
Chevron Corp
1.14%, 05/11/2023 85 84
1.55%, 05/11/2025 85 82
2.00%, 05/11/2027 160 154
2.24%, 05/11/2030 160 151
2.95%, 05/16/2026 355 356
3.08%, 05/11/2050 160 151
Chevron USA Inc
0.43%, 08/11/2023 250 244
0.69%, 08/12/2025 330 308
1.02%, 08/12/2027 165 150
2.34%, 08/12/2050 165 134
3.25%, 10/15/2029 325 330
ConocoPhillips Co
2.40%, 03/07/2025 215 213
3.76%, 03/15/2042
(i)
402 409
3.80%, 03/15/2052 135 137
4.03%, 03/15/2062
(i)
169 171
4.30%, 11/15/2044 420 455
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Devon Energy Corp
5.00%, 06/15/2045 $ 10 $ 11
5.60%, 07/15/2041 425 490
Diamondback Energy Inc
3.25%, 12/01/2026 155 155
EOG Resources Inc
4.15%, 01/15/2026 350 362
Equinor ASA
1.75%, 01/22/2026 160 153
2.65%, 01/15/2024 400 401
2.88%, 04/06/2025 145 145
3.00%, 04/06/2027 645 642
3.25%, 11/18/2049 450 424
3.63%, 04/06/2040 145 146
5.10%, 08/17/2040 263 311
Exxon Mobil Corp
1.57%, 04/15/2023 230 229
2.02%, 08/16/2024 400 396
2.28%, 08/16/2026 500 490
2.44%, 08/16/2029 150 144
2.61%, 10/15/2030 305 294
2.99%, 03/19/2025 305 306
3.00%, 08/16/2039 150 139
3.10%, 08/16/2049 450 412
3.45%, 04/15/2051 805 780
4.23%, 03/19/2040 305 328
Hess Corp
5.60%, 02/15/2041 51 57
7.13%, 03/15/2033 221 273
7.30%, 08/15/2031 25 31
HollyFrontier Corp
5.88%, 04/01/2026 475 495
Marathon Oil Corp
6.60%, 10/01/2037 223 271
Marathon Petroleum Corp
3.63%, 09/15/2024 400 403
5.00%, 09/15/2054 200 204
5.13%, 12/15/2026 300 319
Phillips 66
1.30%, 02/15/2026 90 84
2.15%, 12/15/2030 410 364
3.85%, 04/09/2025 490 500
5.88%, 05/01/2042 128 158
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 176
1.90%, 08/15/2030 165 146
2.15%, 01/15/2031 190 171
Shell International Finance BV
0.38%, 09/15/2023 170 166
2.00%, 11/07/2024 155 153
2.38%, 11/07/2029 155 147
2.50%, 09/12/2026 330 325
2.75%, 04/06/2030 600 582
2.88%, 11/26/2041 380 341
3.13%, 11/07/2049 155 141
3.25%, 04/06/2050 600 563
3.63%, 08/21/2042 100 98
4.00%, 05/10/2046 245 255
4.38%, 05/11/2045 490 529
4.55%, 08/12/2043 35 39
5.50%, 03/25/2040 25 31
6.38%, 12/15/2038 43 57
Suncor Energy Inc
2.80%, 05/15/2023 160 160
3.75%, 03/04/2051 190 182
4.00%, 11/15/2047 90 90
5.95%, 05/15/2035 400 467
6.50%, 06/15/2038 428 540

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Suncor Energy Inc   (continued)
6.80%, 05/15/2038 $ 12 $ 16
6.85%, 06/01/2039 5 7
TotalEnergies Capital International SA
2.43%, 01/10/2025 85 84
2.83%, 01/10/2030 85 83
2.99%, 06/29/2041 370 337
3.13%, 05/29/2050 510 465
3.39%, 06/29/2060 370 342
3.46%, 07/12/2049 85 82
Valero Energy Corp
2.80%, 12/01/2031 395 365
2.85%, 04/15/2025 42 42
4.00%, 06/01/2052 195 183
6.63%, 06/15/2037 234 290
7.50%, 04/15/2032 15 19
$ 25,150
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.06%, 12/15/2026 200 191
3.14%, 11/07/2029 155 151
3.34%, 12/15/2027 165 164
4.08%, 12/15/2047 170 172
Halliburton Co
3.80%, 11/15/2025 24 25
4.50%, 11/15/2041 51 52
4.85%, 11/15/2035 275 295
7.45%, 09/15/2039 10 13
NOV Inc
3.60%, 12/01/2029 155 152
3.95%, 12/01/2042 200 176
Schlumberger Investment SA
2.65%, 06/26/2030 165 156
$ 1,547
Packaging & Containers - 0 .03%
Packaging Corp of America
3.00%, 12/15/2029 310 300
3.05%, 10/01/2051 165 141
4.05%, 12/15/2049 155 158
WRKCo Inc
3.00%, 06/15/2033 80 75
$ 674
Pharmaceuticals - 1 .55%
AbbVie Inc
2.60%, 11/21/2024 465 462
2.95%, 11/21/2026 310 307
3.20%, 05/14/2026 335 336
3.20%, 11/21/2029 775 766
3.75%, 11/14/2023 350 357
3.80%, 03/15/2025 330 336
3.85%, 06/15/2024 445 454
4.05%, 11/21/2039 385 396
4.25%, 11/14/2028 220 232
4.25%, 11/21/2049 620 643
4.30%, 05/14/2036 170 178
4.40%, 11/06/2042 200 211
4.45%, 05/14/2046 280 298
4.50%, 05/14/2035 300 322
4.63%, 10/01/2042 100 106
4.70%, 05/14/2045 330 358
4.75%, 03/15/2045 235 256
4.88%, 11/14/2048 210 237
AmerisourceBergen Corp
3.40%, 05/15/2024 250 252
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Astrazeneca Finance LLC
0.70%, 05/28/2024 $ 295 $ 283
1.75%, 05/28/2028 195 180
2.25%, 05/28/2031 190 177
AstraZeneca PLC
0.30%, 05/26/2023 180 176
0.70%, 04/08/2026 125 114
1.38%, 08/06/2030 165 144
2.13%, 08/06/2050 85 65
3.00%, 05/28/2051
(a)
155 142
3.38%, 11/16/2025 905 918
4.00%, 09/18/2042 125 131
4.38%, 11/16/2045 185 206
4.38%, 08/17/2048 90 102
6.45%, 09/15/2037 164 218
Becton Dickinson and Co
1.96%, 02/11/2031 190 168
2.82%, 05/20/2030 160 152
3.36%, 06/06/2024 10 10
3.70%, 06/06/2027 900 913
3.73%, 12/15/2024 54 55
4.67%, 06/06/2047 35 38
4.69%, 12/15/2044 196 210
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 167
1.13%, 11/13/2027 315 287
1.45%, 11/13/2030 180 157
2.55%, 11/13/2050 180 149
2.90%, 07/26/2024 389 392
2.95%, 03/15/2032 500 489
3.25%, 08/01/2042 300 283
3.40%, 07/26/2029 167 170
3.55%, 03/15/2042 500 495
3.70%, 03/15/2052 800 804
3.90%, 02/20/2028 185 193
4.13%, 06/15/2039 230 247
4.25%, 10/26/2049 430 469
4.35%, 11/15/2047 150 165
4.55%, 02/20/2048 144 163
Cardinal Health Inc
3.08%, 06/15/2024 50 50
3.41%, 06/15/2027 200 201
4.60%, 03/15/2043 100 100
Cigna Corp
0.61%, 03/15/2024 90 86
1.25%, 03/15/2026 370 345
2.40%, 03/15/2030 860 795
3.20%, 03/15/2040 160 145
3.40%, 03/15/2051 185 167
3.75%, 07/15/2023 272 276
4.13%, 11/15/2025 270 278
4.38%, 10/15/2028 750 789
4.80%, 08/15/2038 400 438
4.80%, 07/15/2046 25 28
4.90%, 12/15/2048 360 403
6.13%, 11/15/2041 16 20
CVS Health Corp
1.30%, 08/21/2027 165 150
1.75%, 08/21/2030 165 145
1.88%, 02/28/2031 185 163
2.63%, 08/15/2024 420 419
2.70%, 08/21/2040 750 639
3.00%, 08/15/2026 375 372
3.25%, 08/15/2029 170 168
4.30%, 03/25/2028 219 229
4.78%, 03/25/2038 485 530
5.05%, 03/25/2048 980 1,110
5.13%, 07/20/2045 370 418

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp   (continued)
5.30%, 12/05/2043 $ 25 $ 29
Eli Lilly & Co
2.25%, 05/15/2050 390 316
2.50%, 09/15/2060 160 129
3.95%, 03/15/2049 400 436
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 613
3.88%, 05/15/2028 545 569
5.38%, 04/15/2034 500 595
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 165 161
Johnson & Johnson
0.55%, 09/01/2025 370 345
0.95%, 09/01/2027 370 339
1.30%, 09/01/2030 740 659
2.10%, 09/01/2040 370 312
2.25%, 09/01/2050 370 303
2.45%, 03/01/2026 30 30
2.45%, 09/01/2060 370 300
3.50%, 01/15/2048 90 92
3.63%, 03/03/2037 20 21
3.70%, 03/01/2046 225 237
3.75%, 03/03/2047 30 32
4.95%, 05/15/2033 201 235
McKesson Corp
0.90%, 12/03/2025 185 170
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 280
Merck & Co Inc
0.75%, 02/24/2026
(a)
80 75
1.45%, 06/24/2030 365 324
1.70%, 06/10/2027 340 322
1.90%, 12/10/2028 190 179
2.15%, 12/10/2031 380 351
2.35%, 06/24/2040 285 245
2.75%, 02/10/2025 385 386
2.75%, 12/10/2051 235 205
2.80%, 05/18/2023 230 232
3.60%, 09/15/2042 100 100
3.70%, 02/10/2045 10 10
3.90%, 03/07/2039 115 122
4.00%, 03/07/2049 170 184
4.15%, 05/18/2043 200 217
Novartis Capital Corp
1.75%, 02/14/2025 325 317
2.00%, 02/14/2027 325 313
2.20%, 08/14/2030 160 150
2.75%, 08/14/2050 160 143
3.00%, 11/20/2025 500 503
4.40%, 05/06/2044 350 396
Pfizer Inc
0.80%, 05/28/2025 445 421
1.70%, 05/28/2030 195 177
1.75%, 08/18/2031 155 139
2.55%, 05/28/2040 450 402
2.63%, 04/01/2030 160 155
2.70%, 05/28/2050 190 168
3.00%, 06/15/2023 530 537
3.45%, 03/15/2029 210 216
4.00%, 03/15/2049 140 153
4.40%, 05/15/2044 30 34
5.60%, 09/15/2040 380 482
7.20%, 03/15/2039 176 258
Sanofi
3.38%, 06/19/2023 400 405
3.63%, 06/19/2028 400 412
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 $ 525 $ 526
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 366
3.18%, 07/09/2050 405 354
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 590
5.25%, 06/15/2046 170 168
Viatris Inc
2.30%, 06/22/2027 120 109
2.70%, 06/22/2030 160 141
3.85%, 06/22/2040 120 104
4.00%, 06/22/2050 160 134
Wyeth LLC
5.95%, 04/01/2037 91 116
6.50%, 02/01/2034 144 187
Zoetis Inc
2.00%, 05/15/2030 350 314
3.00%, 05/15/2050 175 155
3.95%, 09/12/2047 5 5
$ 42,208
Pipelines - 0 .82%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 309
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 294
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043
(i)
300 315
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 139
Enbridge Inc
1.60%, 10/04/2026 60 55
2.50%, 01/15/2025 155 152
2.50%, 08/01/2033 390 346
3.13%, 11/15/2029 155 150
3.40%, 08/01/2051 390 346
5.50%, 12/01/2046 30 36
Energy Transfer LP
2.90%, 05/15/2025 315 308
3.75%, 05/15/2030 160 157
4.75%, 01/15/2026 50 52
4.95%, 01/15/2043 200 192
5.00%, 05/15/2044 500 489
5.15%, 03/15/2045 400 404
5.25%, 04/15/2029 400 427
5.30%, 04/15/2047 15 15
5.35%, 05/15/2045 15 15
5.95%, 10/01/2043 350 374
6.13%, 12/15/2045 525 579
6.25%, 04/15/2049 500 574
6.50%, 02/01/2042 402 462
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 115
3.30%, 02/15/2053 65 55
3.70%, 02/15/2026 525 532
3.70%, 01/31/2051 250 229
3.75%, 02/15/2025 500 509
3.90%, 02/15/2024 250 255
4.25%, 02/15/2048 155 156
4.85%, 08/15/2042 300 318
4.85%, 03/15/2044 430 456
4.90%, 05/15/2046 400 432
6.13%, 10/15/2039 123 148
6.45%, 09/01/2040 177 221
6.88%, 03/01/2033 15 19

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 $ 200 $ 202
4.70%, 11/01/2042 200 200
5.00%, 03/01/2043 100 103
5.40%, 09/01/2044 400 431
6.38%, 03/01/2041 128 150
6.50%, 09/01/2039 112 132
6.95%, 01/15/2038 112 140
7.40%, 03/15/2031 177 218
Kinder Morgan Inc
1.75%, 11/15/2026 190 177
2.00%, 02/15/2031 310 271
3.25%, 08/01/2050 310 257
3.60%, 02/15/2051 155 138
4.30%, 06/01/2025 55 56
5.05%, 02/15/2046 15 16
5.55%, 06/01/2045 50 56
MPLX LP
1.75%, 03/01/2026 165 155
4.13%, 03/01/2027 425 435
4.25%, 12/01/2027 400 413
4.50%, 07/15/2023 30 30
4.50%, 04/15/2038 220 225
4.70%, 04/15/2048 185 186
4.88%, 12/01/2024 30 31
4.90%, 04/15/2058 60 60
5.20%, 03/01/2047 330 354
5.20%, 12/01/2047 200 212
5.50%, 02/15/2049 170 188
ONEOK Inc
2.20%, 09/15/2025 160 153
2.75%, 09/01/2024 175 174
3.40%, 09/01/2029 100 96
4.45%, 09/01/2049 500 480
ONEOK Partners LP
5.00%, 09/15/2023 250 256
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 177
4.50%, 12/15/2026 300 308
4.65%, 10/15/2025 15 15
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 381
5.63%, 03/01/2025 390 412
5.75%, 05/15/2024 300 314
5.88%, 06/30/2026 345 373
Spectra Energy Partners LP
5.95%, 09/25/2043 200 242
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 124
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 177
4.25%, 05/15/2028 300 312
4.75%, 05/15/2038 300 324
4.88%, 05/15/2048 420 471
5.60%, 03/31/2034 300 337
6.10%, 06/01/2040 25 31
7.25%, 08/15/2038 51 68
Williams Cos Inc/The
2.60%, 03/15/2031 1,090 1,004
3.50%, 10/15/2051 195 171
3.75%, 06/15/2027 400 404
3.90%, 01/15/2025 350 355
5.10%, 09/15/2045 180 195
6.30%, 04/15/2040 343 413
$ 22,238
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Private Equity - 0 .01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 $ 300 $ 304
Regional Authority - 0 .25%
Province of Alberta Canada
1.00%, 05/20/2025 555 527
3.30%, 03/15/2028 850 874
Province of British Columbia Canada
0.90%, 07/20/2026 585 544
1.30%, 01/29/2031
(a)
185 165
6.50%, 01/15/2026 18 20
Province of Manitoba Canada
1.50%, 10/25/2028 190 176
3.05%, 05/14/2024 500 505
Province of Ontario Canada
0.63%, 01/21/2026 95 88
1.05%, 04/14/2026 380 357
1.13%, 10/07/2030 625 551
2.13%, 01/21/2032 720 679
3.20%, 05/16/2024 250 254
3.40%, 10/17/2023 305 310
Province of Quebec Canada
0.60%, 07/23/2025
(a)
650 607
1.35%, 05/28/2030 760 684
1.50%, 02/11/2025 295 286
7.50%, 09/15/2029 64 84
$ 6,711
REITs - 0 .89%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 211
2.75%, 12/15/2029 80 76
2.95%, 03/15/2034 195 183
3.00%, 05/18/2051 190 160
3.38%, 08/15/2031 115 113
4.00%, 02/01/2050 85 84
4.90%, 12/15/2030 80 88
American Campus Communities Operating
Partnership LP
2.25%, 01/15/2029 115 105
2.85%, 02/01/2030 155 145
3.63%, 11/15/2027 300 297
American Tower Corp
0.60%, 01/15/2024 360 345
1.30%, 09/15/2025 80 75
1.60%, 04/15/2026 190 176
1.88%, 10/15/2030 165 140
2.90%, 01/15/2030 160 149
2.95%, 01/15/2051 180 141
3.38%, 10/15/2026 500 493
3.65%, 03/15/2027
(g)
200 200
3.70%, 10/15/2049 165 147
AvalonBay Communities Inc
1.90%, 12/01/2028 200 182
2.05%, 01/15/2032 195 176
2.30%, 03/01/2030 160 150
4.20%, 12/15/2023 400 408
Boston Properties LP
2.55%, 04/01/2032 155 140
2.75%, 10/01/2026 550 535
2.90%, 03/15/2030 415 393
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 302
Corporate Office Properties LP
2.75%, 04/15/2031 195 175
Crown Castle International Corp
1.05%, 07/15/2026 380 343
1.35%, 07/15/2025 370 345
2.50%, 07/15/2031 190 170
2.90%, 04/01/2041 190 157

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle International Corp   (continued)
3.10%, 11/15/2029 $ 150 $ 142
3.20%, 09/01/2024 400 401
3.25%, 01/15/2051 370 310
3.30%, 07/01/2030 155 148
4.00%, 11/15/2049 110 104
CubeSmart LP
2.00%, 02/15/2031 125 109
2.25%, 12/15/2028 200 182
Digital Realty Trust LP
4.45%, 07/15/2028 250 260
Duke Realty LP
1.75%, 07/01/2030 160 140
2.25%, 01/15/2032 195 175
2.88%, 11/15/2029 75 72
4.00%, 09/15/2028 400 408
Equinix Inc
1.00%, 09/15/2025 165 152
1.25%, 07/15/2025 160 149
1.80%, 07/15/2027 160 146
2.50%, 05/15/2031 195 175
2.63%, 11/18/2024 155 153
3.20%, 11/18/2029
(a)
260 249
3.40%, 02/15/2052 195 169
ERP Operating LP
1.85%, 08/01/2031 385 342
2.50%, 02/15/2030 125 118
Essex Portfolio LP
1.70%, 03/01/2028 190 171
3.00%, 01/15/2030 170 163
4.00%, 03/01/2029 300 309
4.50%, 03/15/2048 300 318
Federal Realty Investment Trust
1.25%, 02/15/2026 170 156
4.50%, 12/01/2044 250 253
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 165
5.38%, 04/15/2026 300 314
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 170 147
Healthpeak Properties Inc
2.13%, 12/01/2028 165 152
3.00%, 01/15/2030 150 144
3.40%, 02/01/2025 19 19
6.75%, 02/01/2041 300 396
Kilroy Realty LP
2.50%, 11/15/2032 165 143
Kimco Realty Corp
2.25%, 12/01/2031 195 175
2.70%, 10/01/2030 165 155
3.70%, 10/01/2049 330 305
Life Storage LP
2.20%, 10/15/2030 85 75
2.40%, 10/15/2031 195 172
Mid-America Apartments LP
1.70%, 02/15/2031 125 108
4.00%, 11/15/2025 500 510
National Retail Properties Inc
4.80%, 10/15/2048 200 215
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 305
4.95%, 04/01/2024 750 766
Prologis LP
1.25%, 10/15/2030 165 141
2.13%, 04/15/2027 145 138
2.25%, 04/15/2030 140 130
3.00%, 04/15/2050 110 98
3.88%, 09/15/2028 250 256
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Public Storage
0.88%, 02/15/2026 $ 145 $ 134
1.85%, 05/01/2028 380 349
2.25%, 11/09/2031 200 183
Realty Income Corp
0.75%, 03/15/2026 430 389
2.20%, 06/15/2028 180 166
3.10%, 12/15/2029 375 367
3.25%, 01/15/2031 165 162
Simon Property Group LP
1.75%, 02/01/2028 190 173
2.00%, 09/13/2024 915 898
2.45%, 09/13/2029 140 130
2.65%, 02/01/2032 200 185
3.25%, 11/30/2026 500 498
3.25%, 09/13/2049 140 125
3.50%, 09/01/2025 165 166
4.25%, 11/30/2046 130 136
6.75%, 02/01/2040 25 33
Spirit Realty LP
2.10%, 03/15/2028 190 172
UDR Inc
2.10%, 08/01/2032 565 487
3.20%, 01/15/2030 165 160
Ventas Realty LP
3.00%, 01/15/2030 200 191
3.50%, 04/15/2024 300 301
5.70%, 09/30/2043 300 355
Welltower Inc
2.75%, 01/15/2032 195 179
3.63%, 03/15/2024 600 606
4.13%, 03/15/2029 300 310
Weyerhaeuser Co
7.38%, 03/15/2032 85 108
WP Carey Inc
2.40%, 02/01/2031 85 77
$ 24,347
Retail - 0 .68%
AutoZone Inc
1.65%, 01/15/2031 165 141
3.75%, 06/01/2027 250 256
Costco Wholesale Corp
1.38%, 06/20/2027 155 144
1.60%, 04/20/2030 155 139
1.75%, 04/20/2032 155 137
2.75%, 05/18/2024 50 50
3.00%, 05/18/2027 150 151
Dollar General Corp
4.15%, 11/01/2025 500 517
Dollar Tree Inc
4.20%, 05/15/2028 185 191
Home Depot Inc/The
0.90%, 03/15/2028 190 169
1.88%, 09/15/2031 195 174
2.13%, 09/15/2026 250 243
2.38%, 03/15/2051 190 152
2.70%, 04/01/2023 30 30
2.70%, 04/15/2025 195 194
2.75%, 09/15/2051 195 168
2.88%, 04/15/2027 195 194
2.95%, 06/15/2029 435 431
3.50%, 09/15/2056 305 298
3.75%, 02/15/2024 380 388
3.90%, 06/15/2047 30 31
4.20%, 04/01/2043 520 558
4.25%, 04/01/2046 590 645
4.40%, 03/15/2045 1,020 1,119
5.95%, 04/01/2041 351 453

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Kohl's Corp
5.55%, 07/17/2045 $ 250 $ 250
Lowe's Cos Inc
1.30%, 04/15/2028 165 147
1.70%, 10/15/2030 165 144
3.00%, 10/15/2050 50 43
3.10%, 05/03/2027 530 526
3.65%, 04/05/2029 465 473
3.70%, 04/15/2046 40 38
3.75%, 04/01/2032 195 197
4.00%, 04/15/2025 160 164
4.05%, 05/03/2047 30 30
4.25%, 04/01/2052 195 202
4.38%, 09/15/2045 500 515
5.00%, 04/15/2040 160 178
McDonald's Corp
1.45%, 09/01/2025 160 153
2.13%, 03/01/2030 160 146
2.63%, 09/01/2029 415 395
3.38%, 05/26/2025 500 508
3.50%, 07/01/2027 325 330
3.63%, 09/01/2049 115 110
3.70%, 02/15/2042 128 123
4.70%, 12/09/2035 25 27
4.88%, 07/15/2040 9 10
4.88%, 12/09/2045 250 278
6.30%, 10/15/2037 262 336
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 73
3.85%, 06/15/2023 300 304
4.35%, 06/01/2028 300 309
Starbucks Corp
2.00%, 03/12/2027 160 151
3.00%, 02/14/2032 135 129
3.55%, 08/15/2029 500 502
3.85%, 10/01/2023 530 539
4.45%, 08/15/2049 300 321
Target Corp
1.95%, 01/15/2027
(a)
150 145
2.35%, 02/15/2030 320 306
2.50%, 04/15/2026 500 497
2.95%, 01/15/2052 175 161
TJX Cos Inc/The
1.15%, 05/15/2028 130 115
1.60%, 05/15/2031 130 114
2.50%, 05/15/2023 500 500
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 148 149
Walmart Inc
1.05%, 09/17/2026 185 172
1.50%, 09/22/2028 185 170
1.80%, 09/22/2031 195 177
2.50%, 09/22/2041 195 173
2.65%, 09/22/2051 185 164
2.85%, 07/08/2024 575 582
2.95%, 09/24/2049 245 234
3.95%, 06/28/2038 185 200
$ 18,483
Semiconductors - 0 .57%
Analog Devices Inc
2.10%, 10/01/2031 135 124
2.80%, 10/01/2041 195 175
Applied Materials Inc
1.75%, 06/01/2030 160 145
3.30%, 04/01/2027 35 35
3.90%, 10/01/2025 500 514
4.35%, 04/01/2047 40 45
5.10%, 10/01/2035 250 289
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 $ 910 $ 916
Broadcom Inc
1.95%, 02/15/2028
(i)
150 135
2.60%, 02/15/2033
(i)
405 352
3.14%, 11/15/2035
(i)
640 564
3.19%, 11/15/2036
(i)
14 12
3.42%, 04/15/2033
(i)
460 429
3.47%, 04/15/2034
(i)
350 324
3.50%, 02/15/2041
(i)
200 178
3.75%, 02/15/2051
(i)
50 45
4.15%, 11/15/2030 271 275
4.30%, 11/15/2032 185 188
4.75%, 04/15/2029 730 767
Intel Corp
2.00%, 08/12/2031
(a)
190 172
2.45%, 11/15/2029 310 296
2.60%, 05/19/2026 530 526
3.05%, 08/12/2051 190 169
3.15%, 05/11/2027 540 545
3.20%, 08/12/2061 190 168
3.25%, 11/15/2049 315 291
3.40%, 03/25/2025 160 162
3.73%, 12/08/2047 240 240
3.75%, 03/25/2027 160 166
4.00%, 12/15/2032 200 215
4.25%, 12/15/2042 200 214
4.60%, 03/25/2040 160 177
4.80%, 10/01/2041 77 89
4.90%, 07/29/2045 25 29
KLA Corp
4.65%, 11/01/2024 500 518
Lam Research Corp
1.90%, 06/15/2030 155 140
2.88%, 06/15/2050 235 208
Marvell Technology Inc
2.45%, 04/15/2028 380 349
4.88%, 06/22/2028 300 314
Micron Technology Inc
2.70%, 04/15/2032 290 262
4.19%, 02/15/2027 115 118
4.66%, 02/15/2030 115 120
NVIDIA Corp
0.31%, 06/15/2023 385 377
0.58%, 06/14/2024 385 369
1.55%, 06/15/2028 190 174
2.00%, 06/15/2031 385 351
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031
(i)
385 346
3.13%, 02/15/2042
(i)
195 168
3.15%, 05/01/2027
(i)
80 78
3.25%, 05/11/2041
(i)
195 172
QUALCOMM Inc
1.30%, 05/20/2028 411 370
1.65%, 05/20/2032 340 295
3.25%, 05/20/2027 320 324
4.65%, 05/20/2035 115 128
4.80%, 05/20/2045 425 493
Texas Instruments Inc
1.13%, 09/15/2026 195 182
1.38%, 03/12/2025 160 154
1.75%, 05/04/2030 245 223
1.90%, 09/15/2031 195 177
4.15%, 05/15/2048 205 228
$ 15,609

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 0 .62%
Activision Blizzard Inc
1.35%, 09/15/2030 $ 85 $ 74
2.50%, 09/15/2050 790 649
Adobe Inc
1.90%, 02/01/2025 315 308
2.30%, 02/01/2030 160 151
Electronic Arts Inc
1.85%, 02/15/2031 190 167
Fidelity National Information Services Inc
0.60%, 03/01/2024 90 86
1.65%, 03/01/2028 180 161
3.10%, 03/01/2041 90 78
Fiserv Inc
3.50%, 07/01/2029 310 305
3.80%, 10/01/2023 400 406
3.85%, 06/01/2025 300 303
Intuit Inc
1.35%, 07/15/2027 165 150
Microsoft Corp
2.40%, 08/08/2026 55 55
2.53%, 06/01/2050 792 684
2.68%, 06/01/2060 1,209 1,043
2.92%, 03/17/2052 1,885 1,769
3.13%, 11/03/2025 700 712
3.30%, 02/06/2027 200 205
3.45%, 08/08/2036 358 372
3.63%, 12/15/2023 30 31
Oracle Corp
2.30%, 03/25/2028 385 352
2.40%, 09/15/2023 30 30
2.50%, 04/01/2025 150 146
2.65%, 07/15/2026 700 671
2.80%, 04/01/2027 850 814
2.88%, 03/25/2031 385 351
2.95%, 04/01/2030 150 138
3.60%, 04/01/2040 150 130
3.60%, 04/01/2050 150 124
3.65%, 03/25/2041 385 336
3.80%, 11/15/2037 250 226
3.90%, 05/15/2035 600 564
3.95%, 03/25/2051 385 337
4.00%, 07/15/2046 780 692
4.10%, 03/25/2061 190 162
4.30%, 07/08/2034 1,015 1,002
4.38%, 05/15/2055 610 551
Roper Technologies Inc
1.00%, 09/15/2025 85 79
1.40%, 09/15/2027 165 149
2.35%, 09/15/2024 110 108
2.95%, 09/15/2029 95 92
salesforce.com Inc
1.95%, 07/15/2031 190 174
2.70%, 07/15/2041 385 341
2.90%, 07/15/2051 385 342
ServiceNow Inc
1.40%, 09/01/2030 165 140
VMware Inc
1.40%, 08/15/2026 570 523
1.80%, 08/15/2028 285 253
2.20%, 08/15/2031 385 339
$ 16,875
Sovereign - 1 .50%
Canada Government International Bond
0.75%, 05/19/2026 390 362
1.63%, 01/22/2025 865 844
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Chile Government International Bond
2.45%, 01/31/2031 $ 535 $ 501
2.55%, 01/27/2032
(a)
475 446
2.75%, 01/31/2027 200 196
3.10%, 05/07/2041 500 440
3.13%, 03/27/2025 250 252
3.50%, 04/15/2053 200 179
3.86%, 06/21/2047 300 291
4.00%, 01/31/2052 200 197
Export-Import Bank of Korea
0.38%, 02/09/2024 200 192
1.25%, 01/18/2025 200 191
1.38%, 02/09/2031 200 174
2.13%, 01/18/2032 200 183
3.25%, 11/10/2025 500 506
3.25%, 08/12/2026 500 507
Hungary Government International Bond
5.38%, 03/25/2024 500 524
7.63%, 03/29/2041 250 362
Indonesia Government International Bond
2.15%, 07/28/2031 400 369
2.85%, 02/14/2030 800 786
3.05%, 03/12/2051
(a)
400 361
3.50%, 01/11/2028 200 205
3.70%, 10/30/2049 200 193
4.20%, 10/15/2050 500 520
4.75%, 02/11/2029 200 221
Israel Government AID Bond
5.50%, 09/18/2023 25 26
5.50%, 04/26/2024 125 133
5.50%, 09/18/2033 12 15
Israel Government International Bond
3.88%, 07/03/2050 400 412
4.50%, 01/30/2043 400 450
Japan Bank for International Cooperation
0.38%, 09/15/2023 510 496
0.50%, 04/15/2024 200 192
0.63%, 05/22/2023 200 196
1.25%, 01/21/2031 400 357
1.88%, 04/15/2031 200 188
2.00%, 10/17/2029 200 191
2.13%, 02/16/2029 400 385
2.38%, 04/20/2026 300 294
3.00%, 05/29/2024
(a)
1,000 1,009
3.38%, 07/31/2023 1,000 1,014
Korea International Bond
1.00%, 09/16/2030 200 175
3.88%, 09/11/2023 250 255
3.88%, 09/20/2048 500 579
Mexico Government International Bond
2.66%, 05/24/2031 400 364
3.25%, 04/16/2030
(a)
200 193
3.50%, 02/12/2034 600 558
3.60%, 01/30/2025 210 215
3.75%, 01/11/2028 750 763
3.75%, 04/19/2071 400 318
3.77%, 05/24/2061 200 162
3.90%, 04/27/2025 600 620
4.50%, 04/22/2029 300 316
4.50%, 01/31/2050 800 752
4.60%, 02/10/2048 700 666
4.75%, 03/08/2044 506 497
5.55%, 01/21/2045 300 326
6.05%, 01/11/2040 464 525
Panama Government International Bond
2.25%, 09/29/2032 200 177
3.30%, 01/19/2033 200 191
3.75%, 03/16/2025 800 814

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Panama Government International Bond
(continued)
3.87%, 07/23/2060 $ 340 $ 297
3.88%, 03/17/2028 500 511
4.30%, 04/29/2053 400 384
4.50%, 05/15/2047 200 199
4.50%, 04/16/2050 400 395
6.70%, 01/26/2036 224 276
Peruvian Government International Bond
1.86%, 12/01/2032 780 666
2.78%, 01/23/2031 145 137
2.78%, 12/01/2060 180 140
3.30%, 03/11/2041 340 309
3.55%, 03/10/2051 200 186
5.63%, 11/18/2050 528 670
6.55%, 03/14/2037 126 159
7.35%, 07/21/2025 180 204
8.75%, 11/21/2033 192 278
Philippine Government International Bond
2.46%, 05/05/2030 500 475
2.65%, 12/10/2045 400 329
2.95%, 05/05/2045 200 173
3.00%, 02/01/2028 300 301
3.20%, 07/06/2046 200 179
3.70%, 03/01/2041 200 194
3.70%, 02/02/2042 230 222
5.00%, 01/13/2037
(a)
300 335
6.38%, 10/23/2034 210 265
9.50%, 02/02/2030 400 567
10.63%, 03/16/2025 400 489
Republic of Italy Government International Bond
0.88%, 05/06/2024 200 191
1.25%, 02/17/2026 400 369
2.38%, 10/17/2024 200 197
2.88%, 10/17/2029 500 472
3.88%, 05/06/2051 600 555
5.38%, 06/15/2033 420 475
6.88%, 09/27/2023 512 543
Republic of Poland Government International
Bond
4.00%, 01/22/2024 575 590
State of Israel
2.50%, 01/15/2030 200 195
3.38%, 01/15/2050 400 378
Svensk Exportkredit AB
0.38%, 03/11/2024 200 192
0.50%, 08/26/2025 1,235 1,147
Tennessee Valley Authority
2.88%, 02/01/2027 250 253
3.50%, 12/15/2042 400 413
4.25%, 09/15/2065 200 247
4.63%, 09/15/2060 300 395
5.25%, 09/15/2039 251 317
5.38%, 04/01/2056 154 226
5.88%, 04/01/2036 600 786
6.75%, 11/01/2025 102 117
Uruguay Government International Bond
4.13%, 11/20/2045 100 108
4.38%, 10/27/2027 390 413
4.98%, 04/20/2055 210 245
5.10%, 06/18/2050 725 854
$ 40,844
Supranational Bank - 1 .37%
African Development Bank
0.88%, 03/23/2026 345 322
0.88%, 07/22/2026 385 359
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank
0.25%, 07/14/2023 $ 330 $ 322
0.25%, 10/06/2023 490 476
0.38%, 06/11/2024 385 368
0.38%, 09/03/2025 325 301
0.50%, 02/04/2026 400 369
1.00%, 04/14/2026 380 357
1.25%, 06/09/2028 100 92
1.50%, 01/20/2027 400 381
1.50%, 03/04/2031 385 355
1.75%, 09/19/2029 650 616
1.88%, 03/15/2029 390 374
2.13%, 03/19/2025
(a)
300 296
2.63%, 01/30/2024 1,800 1,810
2.75%, 01/19/2028 500 504
5.82%, 06/16/2028 15 18
6.38%, 10/01/2028 51 62
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 340 330
2.25%, 05/16/2024 900 899
Council Of Europe Development Bank
0.38%, 06/10/2024 385 368
1.38%, 02/27/2025 320 309
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 330 322
0.50%, 11/25/2025 385 356
0.50%, 01/28/2026 380 351
1.63%, 09/27/2024
(a)
650 636
European Investment Bank
0.38%, 07/24/2024 475 453
0.38%, 12/15/2025 340 314
0.38%, 03/26/2026 480 440
0.63%, 10/21/2027 585 526
0.75%, 10/26/2026 190 175
1.25%, 02/14/2031 355 321
1.38%, 03/15/2027 400 379
1.63%, 03/14/2025 315 307
1.63%, 05/13/2031 395 370
1.75%, 03/15/2029 200 190
1.88%, 02/10/2025 600 589
2.25%, 06/24/2024 500 498
2.38%, 05/24/2027 300 298
2.63%, 03/15/2024 1,000 1,005
3.25%, 01/29/2024 1,650 1,677
FMS Wertmanagement
2.75%, 01/30/2024 500 504
Inter-American Development Bank
0.25%, 11/15/2023 325 315
0.50%, 09/23/2024 610 581
0.63%, 09/16/2027 340 305
0.88%, 04/20/2026 850 793
1.13%, 07/20/2028 385 353
1.13%, 01/13/2031 985 882
1.50%, 01/13/2027
(a)
400 382
1.75%, 03/14/2025 585 572
2.38%, 07/07/2027 500 494
3.00%, 10/04/2023 700 708
3.00%, 02/21/2024 250 253
3.13%, 09/18/2028 500 517
4.38%, 01/24/2044 50 62
International Bank for Reconstruction &
Development
0.13%, 04/20/2023 190 186
0.25%, 11/24/2023 180 174
0.50%, 10/28/2025 1,630 1,512
0.75%, 11/24/2027 365 330
0.75%, 08/26/2030 735 636

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development   (continued)
0.88%, 07/15/2026 $ 580 $ 543
1.25%, 02/10/2031 385 346
1.38%, 04/20/2028 930 866
1.63%, 01/15/2025 475 463
1.63%, 11/03/2031 385 355
1.75%, 10/23/2029 680 644
2.50%, 03/19/2024 800 802
2.50%, 11/25/2024 500 500
2.50%, 07/29/2025 1,700 1,694
2.50%, 11/22/2027 500 498
2.50%, 03/29/2032 355 353
International Finance Corp
0.38%, 07/16/2025 1,080 1,004
Nordic Investment Bank
0.38%, 09/11/2025 255 236
0.50%, 01/21/2026 400 370
2.25%, 05/21/2024 500 499
$ 37,227
Telecommunications - 1 .30%
America Movil SAB de CV
4.38%, 04/22/2049 250 267
6.13%, 03/30/2040 102 127
6.38%, 03/01/2035 200 249
AT&T Inc
0.90%, 03/25/2024 385 373
1.65%, 02/01/2028 330 301
1.70%, 03/25/2026 135 128
2.25%, 02/01/2032 240 213
2.30%, 06/01/2027 465 443
2.75%, 06/01/2031 310 291
2.95%, 07/15/2026 20 20
3.10%, 02/01/2043 240 207
3.30%, 02/01/2052 480 411
3.50%, 06/01/2041 310 285
3.50%, 09/15/2053 904 793
3.50%, 02/01/2061 480 408
3.55%, 09/15/2055 1,898 1,674
3.65%, 06/01/2051 755 687
3.65%, 09/15/2059 1,057 927
3.80%, 02/15/2027 40 41
4.05%, 12/15/2023 500 511
4.10%, 02/15/2028 81 84
4.13%, 02/17/2026 30 31
4.25%, 03/01/2027 530 554
4.30%, 12/15/2042 221 223
4.35%, 03/01/2029 500 529
4.35%, 06/15/2045 260 262
4.50%, 03/09/2048 490 515
4.65%, 06/01/2044 500 521
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 190 181
British Telecommunications PLC
9.62%, 12/15/2030 577 787
Cisco Systems Inc
2.20%, 09/20/2023 30 30
2.50%, 09/20/2026 580 575
5.50%, 01/15/2040 600 759
Corning Inc
4.38%, 11/15/2057 300 303
4.75%, 03/15/2042 102 110
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 859
Juniper Networks Inc
2.00%, 12/10/2030 185 160
Motorola Solutions Inc
4.00%, 09/01/2024 454 461
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Orange SA
5.38%, 01/13/2042 $ 102 $ 117
Rogers Communications Inc
2.95%, 03/15/2025
(i)
195 194
3.20%, 03/15/2027
(i)
395 389
3.70%, 11/15/2049 225 200
3.80%, 03/15/2032
(i)
195 194
5.00%, 03/15/2044 500 531
Telefonica Emisiones SA
5.21%, 03/08/2047 530 568
7.05%, 06/20/2036 795 995
TELUS Corp
4.60%, 11/16/2048 300 331
T-Mobile USA Inc
1.50%, 02/15/2026 320 298
2.05%, 02/15/2028 320 292
2.25%, 11/15/2031 350 306
2.40%, 03/15/2029
(i)
310 284
2.55%, 02/15/2031 490 444
3.00%, 02/15/2041 170 144
3.30%, 02/15/2051 310 261
3.40%, 10/15/2052
(i)
520 442
3.50%, 04/15/2025 150 151
3.75%, 04/15/2027 295 297
3.88%, 04/15/2030 295 296
4.38%, 04/15/2040 150 151
4.50%, 04/15/2050 295 298
Verizon Communications Inc
0.75%, 03/22/2024 485 469
1.45%, 03/20/2026 385 362
1.50%, 09/18/2030 1,000 868
1.68%, 10/30/2030 1,473 1,284
1.75%, 01/20/2031 360 314
2.10%, 03/22/2028 580 541
2.36%, 03/15/2032
(i)
180 163
2.55%, 03/21/2031 385 358
2.63%, 08/15/2026 25 24
2.65%, 11/20/2040 135 115
2.88%, 11/20/2050 360 301
2.99%, 10/30/2056 562 463
3.00%, 11/20/2060 180 147
3.38%, 02/15/2025 40 41
3.40%, 03/22/2041 385 361
3.55%, 03/22/2051 385 362
3.70%, 03/22/2061 190 176
3.85%, 11/01/2042 275 274
3.88%, 02/08/2029 400 416
4.13%, 03/16/2027 500 520
4.33%, 09/21/2028 500 527
4.40%, 11/01/2034 750 798
4.50%, 08/10/2033 360 386
4.81%, 03/15/2039 1,225 1,385
Vodafone Group PLC
4.25%, 09/17/2050 165 164
4.38%, 05/30/2028 560 586
5.00%, 05/30/2038 250 272
5.25%, 05/30/2048 400 448
6.15%, 02/27/2037 201 241
6.25%, 11/30/2032 500 590
$ 35,439
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 30
Transportation - 0 .58%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 1,000 918
3.30%, 09/15/2051 200 189
3.40%, 09/01/2024 230 234

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Burlington Northern Santa Fe LLC   (continued)
3.55%, 02/15/2050 $ 115 $ 114
4.38%, 09/01/2042 545 588
4.45%, 03/15/2043 20 22
4.55%, 09/01/2044 15 17
5.15%, 09/01/2043 350 416
Canadian National Railway Co
2.45%, 05/01/2050 65 53
3.20%, 08/02/2046 400 376
3.65%, 02/03/2048 75 75
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 367
2.45%, 12/02/2031 190 176
3.00%, 12/02/2041 190 171
3.10%, 12/02/2051 190 168
4.00%, 06/01/2028 300 313
4.80%, 09/15/2035 500 548
CSX Corp
2.40%, 02/15/2030 65 62
2.60%, 11/01/2026 300 295
3.25%, 06/01/2027 40 40
3.35%, 11/01/2025 500 504
3.35%, 09/15/2049 70 65
3.80%, 03/01/2028 100 103
3.80%, 11/01/2046 30 30
4.25%, 11/01/2066 400 416
4.30%, 03/01/2048 105 113
4.75%, 05/30/2042 277 307
FedEx Corp
3.10%, 08/05/2029 550 542
3.88%, 08/01/2042 100 96
4.40%, 01/15/2047 405 415
4.55%, 04/01/2046 400 419
4.75%, 11/15/2045 525 560
Kansas City Southern/Old
4.70%, 05/01/2048 300 331
Norfolk Southern Corp
2.30%, 05/15/2031 195 181
2.55%, 11/01/2029 155 148
2.90%, 08/25/2051 190 164
3.85%, 01/15/2024 200 203
3.94%, 11/01/2047 398 407
4.15%, 02/28/2048 450 470
4.84%, 10/01/2041 100 113
Ryder System Inc
2.50%, 09/01/2024 80 79
2.90%, 12/01/2026 150 145
Union Pacific Corp
2.15%, 02/05/2027 230 221
2.38%, 05/20/2031 195 182
2.80%, 02/14/2032 185 178
2.89%, 04/06/2036 210 196
3.15%, 03/01/2024 400 404
3.20%, 05/20/2041 195 184
3.38%, 02/14/2042 190 184
3.55%, 08/15/2039 80 79
3.80%, 10/01/2051 577 589
3.80%, 04/06/2071 350 347
3.84%, 03/20/2060 575 577
United Parcel Service Inc
2.50%, 09/01/2029 125 120
3.40%, 09/01/2049 770 769
3.90%, 04/01/2025 665 685
4.88%, 11/15/2040 25 29
5.20%, 04/01/2040 125 151
6.20%, 01/15/2038 23 30
$ 15,878
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 $ 380 $ 324
Water - 0 .05%
American Water Capital Corp
2.30%, 06/01/2031 195 178
3.25%, 06/01/2051 195 176
3.75%, 09/01/2047 180 175
4.15%, 06/01/2049 650 674
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031 190 173
$ 1,382
TOTAL BONDS $ 834,741
MUNICIPAL BONDS - 0 .56%
Principal
Amount (000's) Value (000's)
California - 0 .18%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 426
6.92%, 04/01/2040 120 164
California State University
2.98%, 11/01/2051 160 143
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 77
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 211
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 95
5.76%, 07/01/2029 50 57
6.76%, 07/01/2034 530 673
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 343
San Diego County Water Authority
6.14%, 05/01/2049 260 352
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 25 28
State of California
3.50%, 04/01/2028 165 170
7.30%, 10/01/2039 375 528
7.35%, 11/01/2039 500 708
7.60%, 11/01/2040 180 274
7.63%, 03/01/2040 280 412
University of California
5.77%, 05/15/2043 200 245
$ 4,906
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 506
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 147 196
7.06%, 04/01/2057 195 257
$ 453
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 200 257
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 70 87
County of Cook IL
6.23%, 11/15/2034 102 127

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
State of Illinois
4.95%, 06/01/2023 $ 15 $ 16
5.10%, 06/01/2033 1,000 1,063
7.35%, 07/01/2035 70 81
$ 1,631
Kansas - 0 .00%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 131
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 36
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 823
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 209
6.56%, 12/15/2040 210 274
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 209
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 157
$ 1,672
New York - 0 .09%
City of New York NY
5.52%, 10/01/2037 25 30
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 173
New York City Municipal Water Finance
Authority
5.72%, 06/15/2042 270 354
5.95%, 06/15/2042 125 168
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 299
New York State Dormitory Authority
5.60%, 03/15/2040 435 530
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 445
4.96%, 08/01/2046 300 350
6.04%, 12/01/2029 50 60
$ 2,409
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 81
Ohio State University/The
4.91%, 06/01/2040 125 146
$ 227
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 543
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 168
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 60
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 91
Dallas County Hospital District
5.62%, 08/15/2044 83 105
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(j)
50 53
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Grand Parkway Transportation Corp
5.18%, 10/01/2042 $ 300 $ 362
State of Texas
4.68%, 04/01/2040 100 116
5.52%, 04/01/2039 405 513
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 696
$ 2,164
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 300 304
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
310 332
TOTAL MUNICIPAL BONDS $ 15,314
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 66 .97%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .56%
2.00%, 08/01/2029 $ 203 $ 198
2.00%, 10/01/2031 51 50
2.00%, 03/01/2032 103 100
2.50%, 10/01/2027 54 54
2.50%, 03/01/2028 146 145
2.50%, 06/01/2028 94 93
2.50%, 06/01/2028 207 205
2.50%, 07/01/2028 146 144
2.50%, 10/01/2028 111 110
2.50%, 10/01/2028 70 69
2.50%, 10/01/2029 180 178
2.50%, 12/01/2029 214 212
2.50%, 09/01/2030 373 369
2.50%, 01/01/2031 397 393
2.50%, 01/01/2031 50 49
2.50%, 02/01/2031 43 43
2.50%, 03/01/2031 121 120
2.50%, 12/01/2031 132 131
2.50%, 12/01/2031 146 145
2.50%, 02/01/2032 171 169
2.50%, 03/01/2032 226 224
2.50%, 11/01/2032 441 437
2.50%, 02/01/2033 119 118
2.50%, 03/01/2033 81 80
2.50%, 03/01/2033 298 295
2.50%, 04/01/2033 136 135
2.50%, 05/01/2033 55 55
2.50%, 06/01/2033 97 96
2.50%, 11/01/2036 78 75
2.50%, 02/01/2043 97 94
2.50%, 03/01/2043 77 74
3.00%, 01/01/2027 54 55
3.00%, 03/01/2027 43 44
3.00%, 05/01/2027 46 46
3.00%, 10/01/2028 152 154
3.00%, 07/01/2029 190 193
3.00%, 08/01/2029 83 84
3.00%, 10/01/2029 48 49
3.00%, 11/01/2029 84 85
3.00%, 07/01/2030 187 189
3.00%, 09/01/2030 249 252
3.00%, 11/01/2030 43 44
3.00%, 11/01/2030 89 90
3.00%, 01/01/2031 87 88
3.00%, 04/01/2031 165 167
3.00%, 02/01/2032 39 38
3.00%, 05/01/2032 64 63
3.00%, 12/01/2032 285 288

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 12/01/2032 $ 265 $ 268
3.00%, 01/01/2033 389 393
3.00%, 02/01/2033 226 228
3.00%, 03/01/2033 192 195
3.00%, 04/01/2033 119 119
3.00%, 04/01/2033 99 99
3.00%, 06/01/2033 75 74
3.00%, 09/01/2033 103 103
3.00%, 09/01/2033 110 110
3.00%, 12/01/2034 27 27
3.00%, 01/01/2035 18 18
3.00%, 02/01/2035 27 27
3.00%, 05/01/2035 221 220
3.00%, 02/01/2036 51 51
3.00%, 09/01/2036 54 54
3.00%, 02/01/2037 62 61
3.00%, 05/01/2037 72 72
3.00%, 06/01/2037 77 77
3.00%, 07/01/2037 115 115
3.00%, 09/01/2037 25 25
3.00%, 01/01/2043 156 156
3.00%, 01/01/2043 160 160
3.00%, 02/01/2043 691 691
3.00%, 03/01/2043 402 402
3.00%, 04/01/2043 139 139
3.00%, 05/01/2043 138 138
3.00%, 06/01/2043 256 256
3.00%, 07/01/2043 260 260
3.00%, 07/01/2043 248 247
3.00%, 07/01/2043 444 444
3.00%, 07/01/2043 417 417
3.00%, 08/01/2043 54 54
3.00%, 08/01/2043 77 77
3.00%, 08/01/2043 155 153
3.00%, 08/01/2043 750 749
3.00%, 09/01/2043 285 284
3.00%, 09/01/2043 287 287
3.00%, 09/01/2043 135 134
3.00%, 10/01/2043 101 101
3.00%, 10/01/2043 274 274
3.00%, 03/01/2045 234 233
3.00%, 04/01/2045 85 85
3.00%, 06/01/2045 308 307
3.00%, 07/01/2045 181 180
3.00%, 07/01/2045 244 243
3.00%, 08/01/2045 354 353
3.00%, 08/01/2045 105 104
3.00%, 08/01/2045 110 110
3.00%, 12/01/2045 484 481
3.00%, 03/01/2046 211 210
3.00%, 03/01/2046 57 56
3.00%, 04/01/2046 290 288
3.00%, 04/01/2046 39 39
3.00%, 05/01/2046 79 79
3.00%, 09/01/2046 349 347
3.00%, 10/01/2046 393 391
3.00%, 11/01/2046 594 590
3.00%, 11/01/2046 60 59
3.00%, 11/01/2046 345 343
3.00%, 11/01/2046 392 390
3.00%, 12/01/2046 440 438
3.00%, 12/01/2046 490 487
3.00%, 01/01/2047 671 667
3.00%, 03/01/2047 670 666
3.00%, 03/01/2048 246 242
3.50%, 10/01/2025 47 48
3.50%, 11/01/2025 57 58
3.50%, 12/01/2026 56 58
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 01/01/2029 $ 76 $ 78
3.50%, 01/01/2032 54 55
3.50%, 02/01/2032 32 33
3.50%, 03/01/2032 39 40
3.50%, 04/01/2032 40 41
3.50%, 08/01/2032 30 31
3.50%, 09/01/2033 113 116
3.50%, 01/01/2034 34 34
3.50%, 01/01/2035 70 71
3.50%, 02/01/2035 61 62
3.50%, 07/01/2035 98 100
3.50%, 09/01/2035 146 148
3.50%, 04/01/2037 39 40
3.50%, 06/01/2037 76 77
3.50%, 05/01/2041 114 114
3.50%, 02/01/2042 136 138
3.50%, 04/01/2042 49 49
3.50%, 06/01/2042 105 107
3.50%, 07/01/2042 126 128
3.50%, 07/01/2042 165 168
3.50%, 08/01/2042 74 74
3.50%, 08/01/2042 164 168
3.50%, 02/01/2044 344 351
3.50%, 06/01/2044 221 225
3.50%, 09/01/2044 121 124
3.50%, 02/01/2045 137 140
3.50%, 03/01/2045 196 199
3.50%, 06/01/2045 228 232
3.50%, 07/01/2045 373 381
3.50%, 09/01/2045 192 196
3.50%, 10/01/2045 220 223
3.50%, 11/01/2045 360 366
3.50%, 12/01/2045 275 280
3.50%, 12/01/2045 295 300
3.50%, 12/01/2045 34 34
3.50%, 01/01/2046 27 27
3.50%, 01/01/2046 102 104
3.50%, 03/01/2046 181 183
3.50%, 03/01/2046 936 952
3.50%, 04/01/2046 228 231
3.50%, 05/01/2046 242 248
3.50%, 06/01/2046 284 287
3.50%, 08/01/2046 202 206
3.50%, 04/01/2047 295 299
3.50%, 11/01/2047 326 330
3.50%, 11/01/2047 208 211
3.50%, 05/01/2048 38 38
3.50%, 06/01/2048 134 136
3.50%, 06/01/2048 342 347
3.50%, 09/01/2048 113 114
4.00%, 06/01/2025 30 31
4.00%, 07/01/2025 50 51
4.00%, 12/01/2030 17 18
4.00%, 08/01/2031 17 17
4.00%, 10/01/2031 26 27
4.00%, 11/01/2031 8 8
4.00%, 12/01/2031 13 13
4.00%, 11/01/2033 35 37
4.00%, 01/01/2034 63 65
4.00%, 07/01/2035 23 24
4.00%, 03/01/2037 96 99
4.00%, 05/01/2038 37 38
4.00%, 02/01/2041 85 89
4.00%, 06/01/2042 54 56
4.00%, 06/01/2042 63 66
4.00%, 08/01/2043 419 436
4.00%, 01/01/2044 63 65
4.00%, 02/01/2044 169 176

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 03/01/2044 $ 60 $ 63
4.00%, 04/01/2044 164 172
4.00%, 05/01/2044 43 44
4.00%, 07/01/2044 92 96
4.00%, 07/01/2044 74 76
4.00%, 10/01/2044 115 120
4.00%, 11/01/2044 250 261
4.00%, 12/01/2044 252 262
4.00%, 01/01/2045 70 73
4.00%, 02/01/2045 77 80
4.00%, 04/01/2045 84 87
4.00%, 05/01/2045 52 54
4.00%, 06/01/2045 99 104
4.00%, 07/01/2045 120 125
4.00%, 08/01/2045 352 366
4.00%, 08/01/2045 37 39
4.00%, 08/01/2045 35 36
4.00%, 09/01/2045 87 89
4.00%, 09/01/2045 381 396
4.00%, 10/01/2045 391 407
4.00%, 11/01/2045 248 258
4.00%, 12/01/2045 114 119
4.00%, 03/01/2047 298 311
4.00%, 08/01/2047 342 353
4.00%, 10/01/2047 227 233
4.00%, 12/01/2047 365 376
4.00%, 07/01/2048 210 215
4.00%, 08/01/2048 124 127
4.00%, 09/01/2048 266 274
4.50%, 08/01/2023 13 13
4.50%, 05/01/2024 16 16
4.50%, 02/01/2030 5 5
4.50%, 08/01/2030 4 4
4.50%, 05/01/2031 6 6
4.50%, 06/01/2031 40 41
4.50%, 06/01/2039 63 68
4.50%, 10/01/2039 44 47
4.50%, 10/01/2040 63 67
4.50%, 03/01/2041 135 143
4.50%, 03/01/2041 169 177
4.50%, 11/01/2041 143 152
4.50%, 09/01/2043 74 79
4.50%, 11/01/2043 37 40
4.50%, 11/01/2043 77 82
4.50%, 01/01/2044 66 70
4.50%, 01/01/2044 61 64
4.50%, 03/01/2044 73 78
4.50%, 05/01/2044 96 102
4.50%, 07/01/2044 44 47
4.50%, 09/01/2044 42 44
4.50%, 10/01/2045 91 96
4.50%, 02/01/2046 335 352
4.50%, 03/01/2047 47 49
4.50%, 03/01/2047 171 179
4.50%, 04/01/2047 40 42
4.50%, 06/01/2047 92 96
4.50%, 09/01/2047 105 110
4.50%, 11/01/2047 26 28
4.50%, 05/01/2048 81 84
4.50%, 07/01/2048 158 164
4.50%, 11/01/2048 88 91
4.50%, 01/01/2049 312 325
4.50%, 05/01/2049 800 834
5.00%, 09/01/2023 10 11
5.00%, 04/01/2024 6 7
5.00%, 01/01/2025 27 28
5.00%, 12/01/2027 16 17
5.00%, 02/01/2030 3 3
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 03/01/2030 $ 2 $ 2
5.00%, 04/01/2034 64 68
5.00%, 06/01/2035 66 71
5.00%, 01/01/2038 110 120
5.00%, 11/01/2038 85 92
5.00%, 12/01/2038 99 107
5.00%, 09/01/2039 155 167
5.00%, 01/01/2040 78 84
5.00%, 05/01/2040 40 43
5.00%, 04/01/2041 56 61
5.00%, 06/01/2041 58 61
5.00%, 11/01/2041 66 69
5.00%, 11/01/2041 54 58
5.50%, 01/01/2028 34 36
5.50%, 04/01/2036 48 52
5.50%, 12/01/2036 62 68
5.50%, 12/01/2036 57 63
5.50%, 03/01/2039 92 101
5.50%, 04/01/2039 58 64
5.50%, 02/01/2040 88 96
5.50%, 06/01/2041 127 140
6.00%, 02/01/2027 4 4
$ 42,556
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .25%
1.50%, 03/01/2036 5,120 4,862
1.50%, 11/01/2036 3,982 3,779
1.50%, 04/01/2037
(k)
12,500 11,851
1.50%, 11/01/2050 2,452 2,198
1.50%, 01/01/2051 10,823 9,689
1.50%, 06/01/2051 7,901 7,069
2.00%, 09/01/2028 69 67
2.00%, 05/01/2030 123 120
2.00%, 04/01/2032 77 75
2.00%, 05/01/2036 4,102 3,990
2.00%, 06/01/2036 3,631 3,530
2.00%, 04/01/2037
(k)
27,300 26,514
2.00%, 04/01/2051 5,584 5,196
2.00%, 04/01/2051 32,615 30,343
2.00%, 04/01/2051 15,145 14,097
2.00%, 04/01/2051 9,184 8,556
2.00%, 04/01/2051 9,171 8,533
2.00%, 05/01/2051 18,760 17,455
2.00%, 06/01/2051 7,447 6,926
2.00%, 07/01/2051 8,299 7,717
2.00%, 09/01/2051 10,588 9,843
2.00%, 10/01/2051 7,331 6,813
2.00%, 11/01/2051 7,885 7,335
2.00%, 12/01/2051 12,853 11,949
2.00%, 12/01/2051 9,816 9,126
2.00%, 01/01/2052 9,381 8,721
2.00%, 05/01/2052
(k)
14,000 12,970
2.50%, 01/01/2028 69 68
2.50%, 07/01/2028 88 87
2.50%, 08/01/2028 49 49
2.50%, 08/01/2028 88 87
2.50%, 09/01/2028 102 101
2.50%, 07/01/2029 32 32
2.50%, 07/01/2029 55 55
2.50%, 07/01/2029 185 183
2.50%, 09/01/2029 109 108
2.50%, 12/01/2029 68 68
2.50%, 01/01/2030 90 89
2.50%, 04/01/2030 111 109
2.50%, 05/01/2030 234 232
2.50%, 06/01/2030 134 133
2.50%, 08/01/2030 304 301
2.50%, 08/01/2030 61 60

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2031 $ 131 $ 130
2.50%, 01/01/2031 111 110
2.50%, 02/01/2031 174 172
2.50%, 02/01/2031 113 112
2.50%, 05/01/2031 66 65
2.50%, 06/01/2031 117 116
2.50%, 11/01/2031 1,205 1,192
2.50%, 12/01/2031 195 193
2.50%, 01/01/2032 229 227
2.50%, 01/01/2032 420 415
2.50%, 02/01/2032 323 320
2.50%, 03/01/2032 123 122
2.50%, 03/01/2032 65 64
2.50%, 11/01/2032 21 20
2.50%, 12/01/2032 63 63
2.50%, 01/01/2033 75 74
2.50%, 02/01/2033 287 285
2.50%, 04/01/2033 574 568
2.50%, 07/01/2033 49 47
2.50%, 10/01/2034 634 628
2.50%, 02/01/2035 1,699 1,681
2.50%, 06/01/2035 2,217 2,194
2.50%, 10/01/2036 44 43
2.50%, 10/01/2036 21 20
2.50%, 12/01/2036 95 92
2.50%, 04/01/2037
(k)
4,500 4,447
2.50%, 07/01/2040 1,836 1,775
2.50%, 01/01/2043 289 279
2.50%, 08/01/2043 92 89
2.50%, 10/01/2043 177 171
2.50%, 12/01/2046 69 66
2.50%, 07/01/2050 4,771 4,566
2.50%, 08/01/2050 2,514 2,406
2.50%, 09/01/2050 5,510 5,271
2.50%, 10/01/2050 3,822 3,657
2.50%, 02/01/2051 8,221 7,871
2.50%, 07/01/2051 3,583 3,423
2.50%, 07/01/2051 2,299 2,197
2.50%, 08/01/2051 3,973 3,796
2.50%, 09/01/2051 9,524 9,101
2.50%, 09/01/2051 3,875 3,710
2.50%, 09/01/2051 3,373 3,223
2.50%, 10/01/2051 7,217 6,895
2.50%, 02/01/2052 4,184 4,006
2.50%, 04/01/2052
(k)
9,000 8,587
2.50%, 05/01/2052
(k)
60,900 57,982
3.00%, 11/01/2026 50 51
3.00%, 02/01/2027 90 91
3.00%, 04/01/2027 462 467
3.00%, 08/01/2027 66 67
3.00%, 10/01/2028 215 218
3.00%, 11/01/2028 78 79
3.00%, 02/01/2029 62 63
3.00%, 03/01/2029 110 111
3.00%, 03/01/2029 81 82
3.00%, 04/01/2029 84 85
3.00%, 05/01/2029 95 95
3.00%, 06/01/2029 59 59
3.00%, 08/01/2029 45 46
3.00%, 10/01/2029 46 46
3.00%, 10/01/2029 58 59
3.00%, 10/01/2029 47 47
3.00%, 11/01/2029 59 59
3.00%, 01/01/2030 248 251
3.00%, 01/01/2030 95 96
3.00%, 01/01/2030 234 236
3.00%, 03/01/2030 147 149
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 06/01/2030 $ 111 $ 112
3.00%, 06/01/2030 130 131
3.00%, 09/01/2030 198 200
3.00%, 09/01/2030 52 52
3.00%, 10/01/2030 142 144
3.00%, 02/01/2031 58 59
3.00%, 04/01/2032 638 645
3.00%, 05/01/2032 83 81
3.00%, 08/01/2032 126 123
3.00%, 01/01/2033 21 21
3.00%, 02/01/2033 1,201 1,214
3.00%, 02/01/2033 306 309
3.00%, 08/01/2033 377 375
3.00%, 05/01/2034 60 59
3.00%, 05/01/2034 91 92
3.00%, 08/01/2034 274 277
3.00%, 10/01/2034 27 27
3.00%, 11/01/2034 77 77
3.00%, 12/01/2034 983 991
3.00%, 02/01/2035 80 80
3.00%, 02/01/2035 76 76
3.00%, 03/01/2035 36 36
3.00%, 04/01/2035 35 35
3.00%, 06/01/2035 94 93
3.00%, 07/01/2035 34 34
3.00%, 11/01/2035 50 50
3.00%, 07/01/2036 72 72
3.00%, 12/01/2036 161 160
3.00%, 12/01/2036 115 115
3.00%, 12/01/2036 245 244
3.00%, 02/01/2037 15 15
3.00%, 02/01/2037 100 100
3.00%, 04/01/2037 79 78
3.00%, 04/01/2037 48 47
3.00%, 07/01/2037 30 30
3.00%, 08/01/2037 45 45
3.00%, 09/01/2037 128 128
3.00%, 06/01/2040 1,484 1,466
3.00%, 04/01/2042 86 86
3.00%, 09/01/2042 40 40
3.00%, 12/01/2042 99 99
3.00%, 02/01/2043 224 224
3.00%, 02/01/2043 447 446
3.00%, 02/01/2043 297 296
3.00%, 04/01/2043 173 173
3.00%, 04/01/2043 126 125
3.00%, 04/01/2043 174 174
3.00%, 04/01/2043 177 177
3.00%, 04/01/2043 233 232
3.00%, 04/01/2043 268 268
3.00%, 04/01/2043 473 474
3.00%, 04/01/2043 244 243
3.00%, 04/01/2043 117 117
3.00%, 05/01/2043 21 21
3.00%, 05/01/2043 108 108
3.00%, 05/01/2043 177 177
3.00%, 05/01/2043 219 218
3.00%, 06/01/2043 166 164
3.00%, 06/01/2043 154 154
3.00%, 06/01/2043 372 372
3.00%, 06/01/2043 405 404
3.00%, 06/01/2043 225 224
3.00%, 07/01/2043 58 57
3.00%, 07/01/2043 124 124
3.00%, 07/01/2043 288 288
3.00%, 08/01/2043 52 52
3.00%, 08/01/2043 155 155

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2043 $ 80 $ 80
3.00%, 08/01/2043 398 397
3.00%, 08/01/2043 77 76
3.00%, 08/01/2043 245 242
3.00%, 09/01/2043 178 177
3.00%, 09/01/2043 333 333
3.00%, 10/01/2043 407 406
3.00%, 10/01/2043 34 33
3.00%, 11/01/2043 77 77
3.00%, 11/01/2043 48 47
3.00%, 11/01/2043 139 139
3.00%, 01/01/2044 69 69
3.00%, 01/01/2045 193 192
3.00%, 05/01/2045 286 284
3.00%, 09/01/2045 45 44
3.00%, 10/01/2045 168 167
3.00%, 11/01/2045 45 45
3.00%, 11/01/2045 89 89
3.00%, 12/01/2045 246 245
3.00%, 01/01/2046 161 160
3.00%, 02/01/2046 59 58
3.00%, 02/01/2046 296 294
3.00%, 02/01/2046 268 266
3.00%, 04/01/2046 52 52
3.00%, 05/01/2046 157 156
3.00%, 05/01/2046 101 100
3.00%, 05/01/2046 46 45
3.00%, 06/01/2046 84 84
3.00%, 08/01/2046 147 146
3.00%, 08/01/2046 190 188
3.00%, 09/01/2046 133 132
3.00%, 09/01/2046 74 73
3.00%, 10/01/2046 602 597
3.00%, 10/01/2046 72 72
3.00%, 11/01/2046 436 435
3.00%, 11/01/2046 297 295
3.00%, 11/01/2046 261 259
3.00%, 11/01/2046 52 52
3.00%, 11/01/2046 378 375
3.00%, 11/01/2046 44 44
3.00%, 12/01/2046 460 456
3.00%, 12/01/2046 824 823
3.00%, 01/01/2047 276 274
3.00%, 01/01/2047 458 455
3.00%, 02/01/2047 340 337
3.00%, 02/01/2047 87 86
3.00%, 05/01/2047 192 190
3.00%, 10/01/2048 25 25
3.00%, 09/01/2049 2,418 2,377
3.00%, 10/01/2049 6,224 6,134
3.00%, 11/01/2049 380 373
3.00%, 11/01/2049 834 820
3.00%, 11/01/2049 1,226 1,204
3.00%, 11/01/2049 1,857 1,826
3.00%, 12/01/2049 4,545 4,468
3.00%, 03/01/2050 4,108 4,031
3.00%, 03/01/2050 3,707 3,642
3.00%, 06/01/2050 3,273 3,211
3.00%, 07/01/2050 7,184 7,089
3.00%, 07/01/2050 1,528 1,498
3.00%, 10/01/2050 2,446 2,405
3.00%, 04/01/2052
(k)
7,700 7,532
3.50%, 10/01/2025 70 71
3.50%, 11/01/2025 41 42
3.50%, 11/01/2025 106 108
3.50%, 01/01/2026 60 62
3.50%, 03/01/2026 88 90
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 12/01/2026 $ 79 $ 81
3.50%, 02/01/2027 48 49
3.50%, 11/01/2028 86 88
3.50%, 12/01/2028 50 51
3.50%, 03/01/2029 77 80
3.50%, 01/01/2031 4 4
3.50%, 04/01/2031 8 8
3.50%, 02/01/2032 34 35
3.50%, 04/01/2032 33 34
3.50%, 05/01/2032 72 73
3.50%, 06/01/2032 150 152
3.50%, 07/01/2032 48 48
3.50%, 09/01/2032 70 71
3.50%, 12/01/2032 1,569 1,612
3.50%, 09/01/2033 53 54
3.50%, 09/01/2033 38 38
3.50%, 10/01/2033 79 80
3.50%, 10/01/2033 179 183
3.50%, 11/01/2033 83 84
3.50%, 01/01/2034 52 52
3.50%, 06/01/2034 89 90
3.50%, 08/01/2034 22 23
3.50%, 11/01/2034 54 55
3.50%, 02/01/2035 904 927
3.50%, 12/01/2035 108 109
3.50%, 07/01/2036 116 117
3.50%, 02/01/2037 83 84
3.50%, 03/01/2037 97 98
3.50%, 05/01/2037 18 18
3.50%, 07/01/2037 37 38
3.50%, 10/01/2037 43 43
3.50%, 01/01/2038 115 117
3.50%, 01/01/2041 416 424
3.50%, 03/01/2041 565 575
3.50%, 10/01/2041 51 52
3.50%, 12/01/2041 178 182
3.50%, 12/01/2041 176 180
3.50%, 01/01/2042 61 62
3.50%, 03/01/2042 56 57
3.50%, 03/01/2042 38 39
3.50%, 03/01/2042 150 153
3.50%, 05/01/2042 48 49
3.50%, 05/01/2042 292 298
3.50%, 07/01/2042 72 73
3.50%, 07/01/2042 40 41
3.50%, 10/01/2042 329 335
3.50%, 04/01/2043 111 113
3.50%, 05/01/2043 323 329
3.50%, 05/01/2043 275 280
3.50%, 05/01/2043 106 108
3.50%, 06/01/2043 274 280
3.50%, 07/01/2043 310 315
3.50%, 07/01/2043 129 131
3.50%, 08/01/2043 72 73
3.50%, 08/01/2043 228 233
3.50%, 09/01/2043 80 82
3.50%, 12/01/2043 67 68
3.50%, 01/01/2044 930 947
3.50%, 02/01/2044 67 68
3.50%, 07/01/2044 446 455
3.50%, 10/01/2044 72 73
3.50%, 10/01/2044 185 189
3.50%, 11/01/2044 186 190
3.50%, 12/01/2044 38 38
3.50%, 12/01/2044 140 143
3.50%, 12/01/2044 194 198
3.50%, 01/01/2045 215 219

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 04/01/2045 $ 193 $ 197
3.50%, 05/01/2045 73 75
3.50%, 07/01/2045 203 207
3.50%, 07/01/2045 36 37
3.50%, 08/01/2045 183 186
3.50%, 08/01/2045 203 206
3.50%, 09/01/2045 269 274
3.50%, 09/01/2045 95 96
3.50%, 09/01/2045 233 237
3.50%, 11/01/2045 161 164
3.50%, 11/01/2045 89 90
3.50%, 12/01/2045 171 174
3.50%, 12/01/2045 213 216
3.50%, 12/01/2045 308 312
3.50%, 01/01/2046 346 351
3.50%, 01/01/2046 257 261
3.50%, 02/01/2046 139 141
3.50%, 02/01/2046 56 57
3.50%, 03/01/2046 217 220
3.50%, 03/01/2046 185 188
3.50%, 05/01/2046 220 223
3.50%, 06/01/2046 53 54
3.50%, 07/01/2046 205 208
3.50%, 09/01/2046 183 186
3.50%, 11/01/2046 388 395
3.50%, 12/01/2046 221 225
3.50%, 01/01/2047 509 518
3.50%, 02/01/2047 348 352
3.50%, 03/01/2047 41 41
3.50%, 09/01/2047 105 106
3.50%, 11/01/2047 413 416
3.50%, 01/01/2048 407 410
3.50%, 02/01/2048 341 344
3.50%, 02/01/2048 32 32
3.50%, 03/01/2048 262 265
3.50%, 04/01/2048 165 167
3.50%, 10/01/2048 34 35
3.50%, 10/01/2048 47 47
3.50%, 04/01/2049 246 250
3.50%, 06/01/2049 491 495
3.50%, 06/01/2049 663 667
3.50%, 06/01/2049 524 527
3.50%, 07/01/2049 741 746
3.50%, 07/01/2049 1,514 1,526
3.50%, 07/01/2049 1,305 1,312
3.50%, 08/01/2049 772 776
3.50%, 09/01/2049 789 793
3.50%, 11/01/2049 3,962 4,018
3.50%, 11/01/2049 1,338 1,347
3.50%, 11/01/2049 1,492 1,501
3.50%, 05/01/2050 1,526 1,534
3.50%, 09/01/2050 1,984 2,028
3.50%, 04/01/2052
(k)
11,000 11,019
4.00%, 07/01/2025 57 58
4.00%, 04/01/2029 2 2
4.00%, 10/01/2030 6 6
4.00%, 12/01/2030 52 53
4.00%, 02/01/2031 18 18
4.00%, 03/01/2031 343 353
4.00%, 07/01/2031 12 12
4.00%, 10/01/2031 47 49
4.00%, 11/01/2031 11 11
4.00%, 12/01/2031 9 9
4.00%, 01/01/2032 14 14
4.00%, 09/01/2033 95 99
4.00%, 01/01/2036 91 95
4.00%, 02/01/2036 65 68
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 06/01/2036 $ 54 $ 56
4.00%, 01/01/2037 76 79
4.00%, 02/01/2037 172 179
4.00%, 07/01/2038 113 116
4.00%, 02/01/2039 32 33
4.00%, 10/01/2039 47 49
4.00%, 01/01/2041 179 187
4.00%, 02/01/2041 44 46
4.00%, 02/01/2041 117 122
4.00%, 09/01/2041 65 68
4.00%, 02/01/2043 65 68
4.00%, 12/01/2043 59 62
4.00%, 01/01/2044 188 196
4.00%, 06/01/2044 70 72
4.00%, 06/01/2044 149 155
4.00%, 07/01/2044 125 130
4.00%, 07/01/2044 106 111
4.00%, 09/01/2044 63 66
4.00%, 10/01/2044 173 180
4.00%, 10/01/2044 100 104
4.00%, 11/01/2044 117 121
4.00%, 12/01/2044 139 144
4.00%, 12/01/2044 34 35
4.00%, 01/01/2045 31 32
4.00%, 02/01/2045 127 133
4.00%, 02/01/2045 149 155
4.00%, 02/01/2045 66 68
4.00%, 07/01/2045 83 87
4.00%, 07/01/2045 112 117
4.00%, 09/01/2045 134 140
4.00%, 10/01/2045 125 130
4.00%, 10/01/2045 42 43
4.00%, 11/01/2045 52 54
4.00%, 11/01/2045 215 224
4.00%, 12/01/2045 53 55
4.00%, 12/01/2045 79 82
4.00%, 01/01/2046 203 211
4.00%, 02/01/2046 196 203
4.00%, 02/01/2046 44 46
4.00%, 03/01/2046 68 71
4.00%, 03/01/2046 57 59
4.00%, 04/01/2046 94 97
4.00%, 07/01/2046 166 172
4.00%, 04/01/2047 281 290
4.00%, 06/01/2047 205 212
4.00%, 08/01/2047 44 45
4.00%, 08/01/2047 253 261
4.00%, 08/01/2047 312 321
4.00%, 08/01/2047 142 147
4.00%, 09/01/2047 293 302
4.00%, 11/01/2047 565 582
4.00%, 01/01/2048 459 474
4.00%, 02/01/2048 208 213
4.00%, 03/01/2048 101 103
4.00%, 03/01/2048 3,903 4,028
4.00%, 05/01/2048 717 739
4.00%, 06/01/2048 164 168
4.00%, 06/01/2048 425 436
4.00%, 07/01/2048 126 129
4.00%, 08/01/2048 58 60
4.00%, 08/01/2048 65 67
4.00%, 09/01/2048 245 251
4.00%, 09/01/2048 169 172
4.00%, 01/01/2049 1,302 1,342
4.00%, 01/01/2049 2,367 2,444
4.00%, 03/01/2049 183 188
4.00%, 04/01/2049 244 250

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 04/01/2049 $ 363 $ 372
4.00%, 07/01/2049 1,196 1,223
4.00%, 08/01/2049 797 814
4.00%, 10/01/2049 390 402
4.00%, 10/01/2049 601 617
4.00%, 11/01/2049 528 539
4.00%, 04/01/2050 2,242 2,302
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 5 5
4.50%, 04/01/2030 2 2
4.50%, 08/01/2030 35 36
4.50%, 09/01/2030 29 30
4.50%, 01/01/2031 6 6
4.50%, 04/01/2031 3 3
4.50%, 05/01/2031 6 6
4.50%, 07/01/2031 24 25
4.50%, 08/01/2031 13 13
4.50%, 02/01/2035 57 61
4.50%, 08/01/2040 116 123
4.50%, 08/01/2040 39 41
4.50%, 06/01/2041 60 64
4.50%, 09/01/2041 98 105
4.50%, 09/01/2043 47 50
4.50%, 10/01/2043 86 91
4.50%, 01/01/2044 188 199
4.50%, 01/01/2044 270 285
4.50%, 02/01/2044 127 135
4.50%, 03/01/2044 69 73
4.50%, 03/01/2044 54 56
4.50%, 05/01/2044 231 245
4.50%, 05/01/2044 65 69
4.50%, 05/01/2044 45 48
4.50%, 06/01/2044 114 121
4.50%, 08/01/2044 101 107
4.50%, 08/01/2044 89 94
4.50%, 12/01/2044 230 245
4.50%, 04/01/2046 91 94
4.50%, 08/01/2046 73 77
4.50%, 01/01/2047 68 72
4.50%, 02/01/2047 111 117
4.50%, 02/01/2047 42 44
4.50%, 03/01/2047 112 118
4.50%, 10/01/2047 81 85
4.50%, 11/01/2047 150 157
4.50%, 02/01/2048 123 128
4.50%, 04/01/2048 339 352
4.50%, 05/01/2048 199 207
4.50%, 07/01/2048 2,268 2,357
4.50%, 08/01/2048 58 61
4.50%, 08/01/2048 54 56
4.50%, 10/01/2048 284 295
4.50%, 10/01/2048 456 474
4.50%, 12/01/2048 1,266 1,327
4.50%, 03/01/2049 2,447 2,543
4.50%, 04/01/2049 250 259
4.50%, 05/01/2049 2,005 2,090
4.50%, 07/01/2049 765 795
4.50%, 07/01/2049 358 373
4.50%, 09/01/2049 2,819 2,928
4.50%, 09/01/2049 444 461
5.00%, 07/01/2024 1 1
5.00%, 04/01/2029 4 4
5.00%, 09/01/2029 54 58
5.00%, 03/01/2030 7 7
5.00%, 08/01/2030 8 9
5.00%, 07/01/2035 71 77
5.00%, 04/01/2037 98 103
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 01/01/2039 $ 154 $ 164
5.00%, 07/01/2039 70 76
5.00%, 07/01/2039 64 69
5.00%, 02/01/2041 123 133
5.00%, 02/01/2041 70 76
5.00%, 05/01/2042 166 180
5.00%, 03/01/2044 48 50
5.00%, 03/01/2044 80 86
5.00%, 05/01/2044 60 65
5.00%, 11/01/2044 114 123
5.00%, 04/01/2048 68 71
5.00%, 09/01/2048 742 781
5.00%, 05/01/2049 63 66
5.00%, 06/01/2049 484 512
5.00%, 07/01/2049 272 289
5.00%, 08/01/2049 253 267
5.50%, 07/01/2023 1 1
5.50%, 08/01/2023 5 5
5.50%, 10/01/2023 9 10
5.50%, 11/01/2023 12 13
5.50%, 02/01/2026 20 22
5.50%, 03/01/2027 23 24
5.50%, 06/01/2028 2 2
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 1 1
5.50%, 01/01/2029 9 9
5.50%, 12/01/2029 6 6
5.50%, 11/01/2035 121 132
5.50%, 12/01/2036 59 65
5.50%, 03/01/2037 78 85
5.50%, 08/01/2037 59 64
5.50%, 08/01/2037 76 83
5.50%, 08/01/2037 62 68
5.50%, 05/01/2038 109 120
5.50%, 06/01/2038 52 57
6.00%, 05/01/2041 102 113
6.50%, 01/01/2038 52 57
$ 551,065
Government National Mortgage Association (GNMA) - 5 .72%
2.00%, 08/20/2050 7,491 7,155
2.00%, 01/20/2051 8,511 8,129
2.00%, 04/01/2052 21,300 20,262
2.50%, 03/20/2028 43 43
2.50%, 07/20/2028 47 46
2.50%, 03/20/2031 54 53
2.50%, 05/20/2032 68 68
2.50%, 07/20/2043 103 100
2.50%, 06/20/2045 58 56
2.50%, 12/20/2046 121 117
2.50%, 01/20/2047 179 174
2.50%, 06/20/2050 15,294 14,854
2.50%, 05/20/2051 9,849 9,566
2.50%, 04/01/2052 19,500 18,913
3.00%, 07/20/2030 90 91
3.00%, 01/20/2031 57 58
3.00%, 07/20/2032 67 67
3.00%, 01/20/2033 30 31
3.00%, 09/20/2042 618 617
3.00%, 10/15/2042 106 104
3.00%, 12/20/2042 175 175
3.00%, 01/20/2043 245 244
3.00%, 03/20/2043 325 324
3.00%, 03/20/2043 128 126
3.00%, 04/20/2043 420 419
3.00%, 06/15/2043 148 147
3.00%, 06/20/2043 92 92
3.00%, 07/15/2043 47 47

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 08/15/2043 $ 97 $ 97
3.00%, 08/15/2043 73 73
3.00%, 08/20/2043 44 43
3.00%, 09/20/2043 167 167
3.00%, 10/20/2043 88 88
3.00%, 11/20/2043 65 65
3.00%, 03/20/2044 134 134
3.00%, 08/20/2044 505 504
3.00%, 11/15/2044 232 233
3.00%, 11/20/2044 163 163
3.00%, 12/20/2044 163 163
3.00%, 02/15/2045 175 176
3.00%, 05/20/2045 144 144
3.00%, 07/15/2045 73 72
3.00%, 07/20/2045 1,132 1,129
3.00%, 08/15/2045 168 169
3.00%, 08/20/2045 355 354
3.00%, 10/20/2045 312 311
3.00%, 11/20/2045 183 182
3.00%, 12/20/2045 254 253
3.00%, 01/20/2046 64 63
3.00%, 02/20/2046 85 85
3.00%, 03/20/2046 403 402
3.00%, 04/20/2046 263 262
3.00%, 05/20/2046 241 240
3.00%, 06/20/2046 364 362
3.00%, 07/20/2046 1,093 1,089
3.00%, 08/20/2046 744 741
3.00%, 09/20/2046 437 437
3.00%, 10/20/2046 287 286
3.00%, 11/20/2046 440 439
3.00%, 11/20/2046 201 199
3.00%, 12/20/2046 537 534
3.00%, 01/20/2047 356 355
3.00%, 07/20/2047 16 16
3.00%, 10/20/2047 369 368
3.00%, 11/20/2047 175 174
3.00%, 12/20/2047 576 574
3.00%, 01/20/2048 248 246
3.00%, 02/20/2048 263 262
3.00%, 03/20/2048 247 246
3.00%, 11/20/2049 9,184 9,118
3.00%, 04/01/2052 12,000 11,859
3.50%, 09/20/2028 59 61
3.50%, 04/20/2042 408 418
3.50%, 05/20/2042 431 443
3.50%, 06/20/2042 121 124
3.50%, 07/20/2042 481 493
3.50%, 10/20/2042 291 297
3.50%, 01/15/2043 110 112
3.50%, 01/20/2043 158 162
3.50%, 02/20/2043 476 489
3.50%, 03/20/2043 216 220
3.50%, 03/20/2043 447 459
3.50%, 04/15/2043 56 57
3.50%, 04/20/2043 305 309
3.50%, 04/20/2043 434 446
3.50%, 07/20/2043 519 533
3.50%, 08/15/2043 42 43
3.50%, 08/20/2043 398 408
3.50%, 09/20/2043 264 271
3.50%, 07/20/2044 289 297
3.50%, 08/20/2044 306 314
3.50%, 09/20/2044 115 118
3.50%, 10/20/2044 121 123
3.50%, 11/20/2044 130 133
3.50%, 12/20/2044 143 147
3.50%, 02/20/2045 141 144
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 05/20/2045 $ 185 $ 190
3.50%, 06/20/2045 39 40
3.50%, 07/20/2045 279 286
3.50%, 08/20/2045 129 132
3.50%, 09/20/2045 68 70
3.50%, 10/20/2045 506 517
3.50%, 11/20/2045 419 428
3.50%, 12/20/2045 266 272
3.50%, 01/20/2046 661 675
3.50%, 02/20/2046 36 37
3.50%, 03/20/2046 3,403 3,476
3.50%, 04/20/2046 264 269
3.50%, 05/20/2046 357 363
3.50%, 06/20/2046 1,552 1,580
3.50%, 07/15/2046 33 34
3.50%, 07/20/2046 185 188
3.50%, 08/20/2046 824 839
3.50%, 09/20/2046 344 350
3.50%, 10/20/2046 409 417
3.50%, 11/20/2046 313 318
3.50%, 12/20/2046 346 351
3.50%, 01/20/2047 345 350
3.50%, 02/20/2047 204 207
3.50%, 03/20/2047 272 276
3.50%, 04/20/2047 656 665
3.50%, 05/20/2047 195 198
3.50%, 06/20/2047 302 306
3.50%, 07/20/2047 549 557
3.50%, 08/20/2047 868 880
3.50%, 09/20/2047 63 64
3.50%, 10/20/2047 214 217
3.50%, 11/20/2047 279 283
3.50%, 12/20/2047 317 321
3.50%, 01/20/2048 448 454
3.50%, 02/20/2048 70 71
3.50%, 07/20/2048 139 141
4.00%, 08/15/2040 39 40
4.00%, 12/20/2040 19 20
4.00%, 08/15/2041 29 30
4.00%, 11/15/2041 53 56
4.00%, 03/15/2042 28 29
4.00%, 03/20/2042 84 89
4.00%, 04/20/2042 75 79
4.00%, 05/15/2042 92 95
4.00%, 10/20/2043 40 42
4.00%, 11/20/2043 94 99
4.00%, 02/20/2044 228 240
4.00%, 03/15/2044 80 84
4.00%, 05/20/2044 147 154
4.00%, 06/20/2044 109 115
4.00%, 07/20/2044 443 466
4.00%, 08/20/2044 316 332
4.00%, 09/20/2044 287 301
4.00%, 10/20/2044 379 398
4.00%, 11/20/2044 167 176
4.00%, 12/20/2044 306 321
4.00%, 01/20/2045 257 270
4.00%, 04/20/2045 163 171
4.00%, 05/15/2045 91 95
4.00%, 07/20/2045 61 64
4.00%, 08/20/2045 157 165
4.00%, 09/20/2045 220 231
4.00%, 10/20/2045 118 121
4.00%, 11/20/2045 43 45
4.00%, 12/15/2045 45 47
4.00%, 12/20/2045 110 115
4.00%, 01/20/2046 68 71
4.00%, 02/20/2046 100 104

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 04/20/2046 $ 164 $ 169
4.00%, 05/20/2046 81 85
4.00%, 07/20/2046 171 177
4.00%, 01/20/2047 330 342
4.00%, 02/20/2047 258 267
4.00%, 03/20/2047 238 246
4.00%, 05/20/2047 318 329
4.00%, 06/20/2047 318 328
4.00%, 07/20/2047 775 803
4.00%, 08/20/2047 37 39
4.00%, 09/20/2047 2,452 2,533
4.00%, 10/20/2047 180 186
4.50%, 02/15/2039 80 86
4.50%, 05/15/2039 53 57
4.50%, 11/15/2039 190 210
4.50%, 04/15/2040 148 159
4.50%, 01/20/2041 24 25
4.50%, 02/20/2041 23 24
4.50%, 03/20/2041 17 18
4.50%, 07/15/2041 44 46
4.50%, 05/20/2043 72 77
4.50%, 06/20/2043 80 85
4.50%, 10/20/2043 65 70
4.50%, 11/20/2043 210 226
4.50%, 03/20/2044 304 325
4.50%, 04/20/2044 13 14
4.50%, 05/20/2044 219 235
4.50%, 07/20/2044 113 121
4.50%, 12/20/2044 48 51
4.50%, 02/20/2045 124 132
4.50%, 03/20/2045 53 57
4.50%, 04/20/2045 65 70
4.50%, 06/20/2046 63 67
4.50%, 12/20/2046 192 206
4.50%, 02/20/2047 112 119
4.50%, 04/20/2047 78 82
4.50%, 06/15/2047 45 48
4.50%, 08/20/2047 161 171
4.50%, 10/20/2047 77 81
4.50%, 02/20/2048 1,283 1,346
4.50%, 05/20/2048 889 929
4.50%, 08/20/2048 226 235
4.50%, 10/20/2048 135 141
4.50%, 11/20/2048 208 217
4.50%, 12/20/2048 60 62
5.00%, 07/15/2035 52 56
5.00%, 04/15/2041 138 149
5.00%, 08/20/2041 49 54
5.00%, 04/20/2042 39 43
5.00%, 12/20/2042 113 124
5.00%, 07/20/2043 65 72
5.00%, 02/20/2044 72 79
5.00%, 03/20/2044 44 48
5.00%, 12/20/2045 65 71
5.00%, 03/20/2048 53 57
5.00%, 06/20/2048 1,025 1,077
5.00%, 10/20/2048 71 74
5.50%, 01/15/2040 54 61
5.50%, 06/20/2040 26 29
5.50%, 01/20/2041 119 132
5.50%, 10/20/2042 53 58
5.50%, 09/20/2043 55 61
6.00%, 04/15/2035 8 8
$ 155,612
U.S. Treasury - 39 .44%
0.13%, 04/30/2023 5,465 5,369
0.13%, 05/15/2023 11,175 10,962
0.13%, 07/31/2023 8,710 8,491
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.13%, 08/15/2023 $ 4,985 $ 4,854
0.13%, 09/15/2023 4,650 4,518
0.13%, 10/15/2023 16,710 16,195
0.13%, 01/15/2024 9,930 9,555
0.25%, 04/15/2023 2,015 1,984
0.25%, 06/15/2023 4,000 3,922
0.25%, 11/15/2023 5,595 5,421
0.25%, 03/15/2024 3,325 3,194
0.25%, 05/15/2024 8,055 7,699
0.25%, 05/31/2025 2,360 2,196
0.25%, 06/30/2025 7,025 6,526
0.25%, 07/31/2025 10,330 9,577
0.25%, 08/31/2025 9,680 8,956
0.25%, 09/30/2025 12,000 11,085
0.25%, 10/31/2025 2,345 2,162
0.38%, 10/31/2023 4,000 3,888
0.38%, 09/15/2024 1,060 1,007
0.38%, 04/30/2025 8,100 7,585
0.38%, 11/30/2025 4,675 4,322
0.38%, 01/31/2026 2,575 2,373
0.38%, 07/31/2027 8,175 7,330
0.38%, 09/30/2027 3,705 3,308
0.50%, 03/31/2025 4,250 4,004
0.50%, 02/28/2026 3,990 3,689
0.50%, 04/30/2027 4,440 4,027
0.50%, 05/31/2027 3,290 2,977
0.50%, 06/30/2027 2,265 2,047
0.50%, 08/31/2027 5,260 4,738
0.50%, 10/31/2027 3,810 3,420
0.63%, 07/31/2026 4,210 3,885
0.63%, 03/31/2027 5,975 5,462
0.63%, 11/30/2027 4,645 4,194
0.63%, 12/31/2027 9,865 8,894
0.63%, 05/15/2030 6,235 5,436
0.63%, 08/15/2030 15,650 13,594
0.75%, 12/31/2023 4,295 4,184
0.75%, 03/31/2026 8,220 7,665
0.75%, 08/31/2026 11,000 10,195
0.75%, 01/31/2028 11,495 10,427
0.88%, 01/31/2024 1,975 1,925
0.88%, 06/30/2026 4,900 4,577
0.88%, 09/30/2026 6,750 6,283
0.88%, 11/15/2030 8,185 7,248
1.00%, 07/31/2028 1,705 1,560
1.13%, 02/28/2025 8,950 8,604
1.13%, 10/31/2026 3,635 3,419
1.13%, 02/28/2027
(a)
2,670 2,505
1.13%, 02/29/2028 6,795 6,301
1.13%, 08/31/2028 6,155 5,671
1.13%, 02/15/2031 15,070 13,607
1.13%, 05/15/2040 3,760 2,963
1.13%, 08/15/2040 1,470 1,152
1.25%, 07/31/2023 5,650 5,592
1.25%, 08/31/2024 7,600 7,385
1.25%, 03/31/2028 7,125 6,646
1.25%, 04/30/2028 2,000 1,863
1.25%, 05/31/2028 7,415 6,903
1.25%, 09/30/2028 9,295 8,625
1.25%, 08/15/2031 8,160 7,418
1.25%, 05/15/2050 7,960 5,937
1.38%, 06/30/2023 4,050 4,021
1.38%, 08/31/2023 8,860 8,772
1.38%, 09/30/2023 4,430 4,381
1.38%, 08/31/2026 3,400 3,241
1.38%, 10/31/2028 4,050 3,786
1.38%, 12/31/2028 1,375 1,285
1.38%, 11/15/2031 4,460 4,092
1.38%, 11/15/2040 6,455 5,277

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.38%, 08/15/2050 $ 9,695 $ 7,462
1.50%, 09/30/2024 5,950 5,810
1.50%, 10/31/2024 1,000 976
1.50%, 11/30/2024 7,880 7,676
1.50%, 08/15/2026 15,150 14,519
1.50%, 01/31/2027 1,050 1,003
1.50%, 02/15/2030 5,660 5,306
1.63%, 04/30/2023 3,000 2,995
1.63%, 10/31/2023 3,160 3,133
1.63%, 02/15/2026 3,315 3,204
1.63%, 05/15/2026 3,345 3,228
1.63%, 09/30/2026 1,265 1,218
1.63%, 11/30/2026 1,500 1,444
1.63%, 08/15/2029 3,750 3,556
1.63%, 05/15/2031 12,220 11,505
1.63%, 11/15/2050 7,525 6,166
1.75%, 06/30/2024 3,970 3,913
1.75%, 12/31/2024 5,620 5,507
1.75%, 11/15/2029 9,045 8,654
1.75%, 08/15/2041 1,335 1,157
1.88%, 08/31/2024 11,585 11,423
1.88%, 07/31/2026 7,400 7,210
1.88%, 02/15/2032 2,660 2,554
1.88%, 02/15/2041 7,880 7,017
1.88%, 02/15/2051 7,680 6,711
1.88%, 11/15/2051 6,790 5,956
2.00%, 04/30/2024 4,035 4,004
2.00%, 05/31/2024 6,765 6,708
2.00%, 06/30/2024 5,195 5,147
2.00%, 02/15/2025 8,570 8,449
2.00%, 08/15/2025 4,850 4,764
2.00%, 11/15/2026 13,300 13,009
2.00%, 11/15/2041 1,135 1,027
2.00%, 02/15/2050 4,900 4,414
2.00%, 08/15/2051 6,110 5,512
2.13%, 11/30/2023 13,390 13,371
2.13%, 03/31/2024 3,525 3,510
2.13%, 07/31/2024 5,580 5,540
2.13%, 09/30/2024 4,770 4,730
2.13%, 11/30/2024 4,460 4,416
2.13%, 05/15/2025 8,950 8,841
2.13%, 05/31/2026 2,000 1,969
2.25%, 12/31/2023 3,655 3,654
2.25%, 01/31/2024 1,475 1,473
2.25%, 04/30/2024 4,850 4,837
2.25%, 10/31/2024 3,336 3,316
2.25%, 11/15/2024 8,963 8,907
2.25%, 12/31/2024 3,000 2,980
2.25%, 11/15/2025 2,500 2,475
2.25%, 03/31/2026 5,000 4,947
2.25%, 02/15/2027 8,160 8,075
2.25%, 08/15/2027 5,535 5,475
2.25%, 11/15/2027 9,840 9,727
2.25%, 05/15/2041 2,475 2,336
2.25%, 08/15/2046 4,700 4,396
2.25%, 08/15/2049 3,790 3,604
2.25%, 02/15/2052 1,055 1,012
2.38%, 02/29/2024 4,635 4,640
2.38%, 08/15/2024 4,595 4,584
2.38%, 04/30/2026 5,000 4,971
2.38%, 05/15/2027 8,780 8,742
2.38%, 05/15/2029 8,350 8,326
2.38%, 11/15/2049 5,505 5,385
2.38%, 05/15/2051 5,095 4,993
2.50%, 08/15/2023 13,632 13,710
2.50%, 01/31/2024 12,700 12,743
2.50%, 05/15/2024 3,066 3,072
2.50%, 01/31/2025 3,300 3,299
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.50%, 02/15/2045 $ 5,035 $ 4,904
2.50%, 02/15/2046 2,925 2,864
2.50%, 05/15/2046 4,425 4,336
2.63%, 06/30/2023 4,360 4,396
2.63%, 03/31/2025 1,805 1,811
2.63%, 12/31/2025 5,000 5,018
2.63%, 02/15/2029 11,995 12,139
2.75%, 04/30/2023 4,205 4,248
2.75%, 07/31/2023 1,705 1,721
2.75%, 08/31/2023 3,000 3,028
2.75%, 11/15/2023 5,656 5,703
2.75%, 02/15/2024 5,336 5,377
2.75%, 02/28/2025 9,505 9,568
2.75%, 06/30/2025 1,280 1,289
2.75%, 08/31/2025 5,225 5,263
2.75%, 02/15/2028 9,145 9,286
2.75%, 08/15/2042 1,591 1,618
2.75%, 11/15/2042 2,610 2,651
2.75%, 08/15/2047 4,550 4,715
2.75%, 11/15/2047 3,405 3,533
2.88%, 09/30/2023 1,095 1,107
2.88%, 10/31/2023 3,000 3,032
2.88%, 11/30/2023 6,845 6,917
2.88%, 04/30/2025 2,475 2,501
2.88%, 05/31/2025 4,120 4,162
2.88%, 07/31/2025 2,000 2,022
2.88%, 11/30/2025 3,435 3,475
2.88%, 05/15/2028 4,400 4,503
2.88%, 08/15/2028 9,660 9,898
2.88%, 05/15/2043 3,773 3,906
2.88%, 08/15/2045 4,255 4,435
2.88%, 11/15/2046 850 894
2.88%, 05/15/2049 5,720 6,151
3.00%, 09/30/2025 2,775 2,818
3.00%, 10/31/2025 4,500 4,571
3.00%, 05/15/2042 1,200 1,271
3.00%, 11/15/2044 4,035 4,276
3.00%, 05/15/2045 4,770 5,068
3.00%, 11/15/2045 3,500 3,733
3.00%, 02/15/2047 5,075 5,461
3.00%, 05/15/2047 3,400 3,671
3.00%, 02/15/2048 5,995 6,532
3.00%, 08/15/2048 2,745 2,997
3.00%, 02/15/2049 4,115 4,523
3.13%, 11/15/2028 12,210 12,713
3.13%, 11/15/2041 1,700 1,833
3.13%, 02/15/2042 805 869
3.13%, 02/15/2043 4,020 4,327
3.13%, 08/15/2044 4,060 4,389
3.13%, 05/15/2048 4,020 4,488
3.38%, 05/15/2044 3,425 3,846
3.38%, 11/15/2048 4,815 5,638
3.50%, 02/15/2039 1,170 1,340
3.63%, 08/15/2043 3,570 4,142
3.63%, 02/15/2044 1,755 2,041
3.75%, 08/15/2041 755 888
3.75%, 11/15/2043 1,935 2,289
3.88%, 08/15/2040 1,669 1,994
4.25%, 05/15/2039 1,190 1,490
4.25%, 11/15/2040 1,135 1,418
4.38%, 02/15/2038 4,420 5,591
4.38%, 11/15/2039 2,970 3,776
4.38%, 05/15/2040 1,489 1,894
4.38%, 05/15/2041 1,660 2,109
4.50%, 02/15/2036 3,565 4,511
4.50%, 05/15/2038 710 911
4.50%, 08/15/2039 1,235 1,594
4.63%, 02/15/2040 1,100 1,441

Schedule of Investments
Bond Market Index Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.75%, 02/15/2037 $ 2,290 $ 2,988
4.75%, 02/15/2041 2,628 3,497
5.25%, 11/15/2028 2,415 2,829
5.25%, 02/15/2029 2,000 2,356
5.38%, 02/15/2031 3,616 4,493
6.00%, 02/15/2026 2,000 2,260
6.13%, 11/15/2027 2,225 2,649
6.13%, 08/15/2029 1,000 1,251
6.25%, 05/15/2030 1,500 1,930
6.38%, 08/15/2027 1,830 2,190
6.88%, 08/15/2025 1,000 1,142
$ 1,073,258
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,822,491
Total Investments $ 2,927,047
Other Assets and Liabilities -  (7.55)% (205,571)
TOTAL NET ASSETS - 100.00% $ 2,721,476
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14,743 or 0.54% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $15,126 or 0.56% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security purchased on a when-issued basis.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $17,551 or 0.64% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 43 .70%
Mortgage Securities 28 .89%
Money Market Funds 9 .11%
Financial 8 .26%
Consumer, Non-cyclical 4 .38%
Communications 2 .64%
Industrial 2 .12%
Utilities 1 .98%
Technology 1 .83%
Energy 1 .80%
Consumer, Cyclical 1 .40%
Basic Materials 0 .64%
Revenue Bonds 0 .33%
Investment Companies 0 .24%
General Obligation Unlimited 0 .19%
Insured 0 .04%
General Obligation Limited 0 .00%
Other Assets and Liabilities
( 7 .55 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 285,079 $ 197,369 $ 240,195 $ 242,253
$ 285,079 $ 197,369 $ 240,195 $ 242,253
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .60 % Shares Held Value (000's)
Money Market Funds - 3 .60%
BlackRock Liquidity FedFund - Institutional
Class 0.24%
(a),(b)
902,804 $ 902
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
6,953,563 6,954
$ 7,856
TOTAL INVESTMENT COMPANIES $ 7,856
COMMON STOCKS - 0 .12 % Shares Held Value (000's)
Oil & Gas - 0 .12%
EP Energy Corp
(d)
2,695 $ 253
TOTAL COMMON STOCKS $ 253
BONDS - 60 .03%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .76%
Boeing Co/The
1.95%, 02/01/2024 $ 1,370 $ 1,340
2.20%, 02/04/2026 635 600
2.80%, 03/01/2024 300 300
3.10%, 05/01/2026 190 187
3.75%, 02/01/2050 400 356
4.88%, 05/01/2025 380 392
Bombardier Inc
7.13%, 06/15/2026
(e)
30 29
7.50%, 03/15/2025
(e)
39 39
TransDigm Inc
4.88%, 05/01/2029 60 56
6.25%, 03/15/2026
(e)
45 46
7.50%, 03/15/2027 156 161
8.00%, 12/15/2025
(e)
80 84
Triumph Group Inc
7.75%, 08/15/2025 60 60
8.88%, 06/01/2024
(e)
178 188
$ 3,838
Agriculture - 0 .15%
BAT Capital Corp
4.54%, 08/15/2047 120 107
Reynolds American Inc
5.70%, 08/15/2035 165 174
5.85%, 08/15/2045 45 46
$ 327
Airlines - 0 .74%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 10 9
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(e)
25 25
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
992 997
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(e)
240 240
Southwest Airlines Co
4.75%, 05/04/2023 85 87
5.25%, 05/04/2025 255 268
$ 1,626
Automobile Asset Backed Securities - 2 .28%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 25 25
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 83 83
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 600 595
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 748 747
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 300 298
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 $ 515 $ 510
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 279 277
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 425 420
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 475 472
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 13 13
Nissan Auto Lease Trust 2021-A
0.30%, 12/15/2023 489 486
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 67 67
Santander Drive Auto Receivables Trust 2021-4
0.37%, 08/15/2024 604 601
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 101 101
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 289 287
$ 4,982
Automobile Manufacturers - 2 .27%
BMW US Capital LLC
3.80%, 04/06/2023
(e)
305 309
3.90%, 04/09/2025
(e)
550 561
Ford Motor Co
3.25%, 02/12/2032 640 572
9.63%, 04/22/2030 25 33
Ford Motor Credit Co LLC
2.90%, 02/10/2029 500 445
3.35%, 11/01/2022 290 291
3.38%, 11/13/2025 520 508
4.25%, 09/20/2022 450 453
General Motors Co
4.88%, 10/02/2023 665 685
6.25%, 10/02/2043 120 136
6.60%, 04/01/2036 275 319
General Motors Financial Co Inc
1.20%, 10/15/2024 170 161
1.25%, 01/08/2026 375 343
1.70%, 08/18/2023 135 134
$ 4,950
Automobile Parts & Equipment - 0 .17%
Dana Inc
5.38%, 11/15/2027 60 60
Tenneco Inc
5.00%, 07/15/2026
(f)
60 59
5.13%, 04/15/2029
(e)
25 25
7.88%, 01/15/2029
(e)
225 237
$ 381
Banks - 8 .78%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 10/14/2030
(e),(g),(h),(i)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 7.76%
Banco Santander SA
3.22%, 11/22/2032
(h)
600 538
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Bank of America Corp
2.48%, 09/21/2036
(h)
900 774
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.68%, 06/19/2041
(h)
$ 680 $ 574
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(h)
735 676
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(h)
350 335
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.20%, 08/26/2024 220 225
Barclays PLC
2.28%, 11/24/2027
(h)
200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(h)
600 583
Secured Overnight Financing Rate + 2.71%
3.33%, 11/24/2042
(h)
550 478
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
7.75%, 09/15/2023
(g),(h),(i)
400 415
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.16%, 09/15/2029
(e),(h)
490 436
Secured Overnight Financing Rate + 1.22%
2.22%, 06/09/2026
(e),(h)
400 380
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(h)
495 491
Secured Overnight Financing Rate + 2.84%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 658
Credit Suisse Group AG
2.19%, 06/05/2026
(e),(h)
500 470
Secured Overnight Financing Rate + 2.04%
5.25%, 02/11/2027
(e),(g),(h),(i)
205 190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(e),(h)
315 321
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG
6.00%, 10/30/2025
(g),(h),(i)
240 234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(h)
725 709
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(h)
600 554
Secured Overnight Financing Rate + 1.32%
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 250 253
3.85%, 01/26/2027 160 161
HSBC Holdings PLC
2.80%, 05/24/2032
(h)
365 332
Secured Overnight Financing Rate + 1.19%
4.25%, 03/14/2024 435 441
JPMorgan Chase & Co
2.08%, 04/22/2026
(h)
335 323
Secured Overnight Financing Rate + 1.85%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
850 859
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(h)
1,861 1,707
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(h)
475 407
Secured Overnight Financing Rate + 1.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
4.35%, 09/08/2026 $ 800 $ 824
5.00%, 11/24/2025 330 348
Popular Inc
6.13%, 09/14/2023 65 66
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(h)
345 328
Secured Overnight Financing Rate + 0.79%
2.90%, 03/15/2032
(h)
450 407
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.68%, 06/29/2032
(e),(h)
700 614
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
2.82%, 01/30/2026
(e),(h)
535 520
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(e),(g),(h),(i)
215 222
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
UniCredit SpA
1.98%, 06/03/2027
(e),(h)
750 676
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 330 336
Westpac Banking Corp
4.11%, 07/24/2034
(h)
85 84
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 815 833
$ 19,177
Beverages - 0 .72%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 117
4.90%, 02/01/2046 455 506
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 200
5.45%, 01/23/2039 225 263
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(e)
70 70
Cia Cervecerias Unidas SA
3.35%, 01/19/2032
(e),(f)
150 142
Coca-Cola Icecek AS
4.50%, 01/20/2029
(e)
300 282
$ 1,580
Building Materials - 0 .52%
Carrier Global Corp
2.24%, 02/15/2025 7 7
Cemex SAB de CV
3.88%, 07/11/2031
(e)
325 297
5.20%, 09/17/2030
(e)
200 199
GCC SAB de CV
3.61%, 04/20/2032
(e)
200 185
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(e)
385 380
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(e)
70 69
$ 1,137
Chemicals - 1 .12%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(e)
200 194
Consolidated Energy Finance SA
5.63%, 10/15/2028
(e)
260 240
6.50%, 05/15/2026
(e)
150 153

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Ecolab Inc
2.70%, 12/15/2051 $ 375 $ 321
EI du Pont de Nemours and Co
1.70%, 07/15/2025 120 115
Element Solutions Inc
3.88%, 09/01/2028
(e)
326 304
Olympus Water US Holding Corp
4.25%, 10/01/2028
(e)
275 250
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(e)
350 310
SABIC Capital II BV
4.00%, 10/10/2023
(e)
200 203
Tronox Inc
6.50%, 05/01/2025
(e)
50 52
Westlake Corp
3.13%, 08/15/2051 360 296
$ 2,438
Commercial Mortgage Backed Securities - 1 .97%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 242
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 141
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 892
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 342
GS Mortgage Securities Trust 2011-GC5
0.00%, 08/10/2044
(d),(e),(j),(k)
1,550 —
GS Mortgage Securities Trust 2013-GC16
1.01%, 11/10/2046
(j),(k)
1,793 22
GS Mortgage Securities Trust 2014-GC26
0.96%, 11/10/2047
(j),(k)
3,669 77
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 375
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 312
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.39%, 12/15/2047
(j),(k)
1,411 8
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 489
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.39%, 11/15/2047
(k)
500 461
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.31%, 08/15/2045
(e),(j),(k)
2,463 2
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
0.96%, 02/15/2047
(j),(k)
3,725 48
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.96%, 06/15/2047
(j),(k)
2,962 42
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.02%, 10/15/2030
(e),(j),(k)
3,396 1
SREIT Trust 2021-MFP
1.13%, 11/15/2038
(e)
350 343
1.00 x 1 Month USD LIBOR + 0.73%
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.57%, 12/10/2045
(e),(j),(k)
1,088 4
3.32%, 12/10/2045
(e)
500 501
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2013-C12
1.09%, 03/15/2048
(e),(j),(k)
$ 1,407 $ 9
$ 4,311
Commercial Services - 0 .86%
Ahern Rentals Inc
7.38%, 05/15/2023
(e)
40 37
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 120
Moody's Corp
3.10%, 11/29/2061 540 451
PayPal Holdings Inc
3.25%, 06/01/2050 300 273
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(e)
134 123
6.25%, 01/15/2028
(e)
142 139
United Rentals North America Inc
3.88%, 02/15/2031 85 80
4.88%, 01/15/2028 169 172
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(e)
295 296
ZipRecruiter Inc
5.00%, 01/15/2030
(e)
185 181
$ 1,872
Computers - 0 .28%
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(e)
350 294
5.45%, 06/15/2023 68 70
NCR Corp
5.13%, 04/15/2029
(e)
250 241
$ 605
Consumer Products - 0 .02%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(e)
45 42
Diversified Financial Services - 2 .65%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
150 144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 1,000 984
4.50%, 09/15/2023 705 710
Air Lease Corp
1.88%, 08/15/2026 465 428
2.88%, 01/15/2026 625 603
3.38%, 07/01/2025 370 365
Ally Financial Inc
5.80%, 05/01/2025 210 223
Aviation Capital Group LLC
1.95%, 09/20/2026
(e)
1,000 905
Coinbase Global Inc
3.63%, 10/01/2031
(e)
70 60
Credit Acceptance Corp
5.13%, 12/31/2024
(e)
30 30
6.63%, 03/15/2026 336 343
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(e),(k),(l)
242 220
ILFC E-Capital Trust II
4.30%, 12/21/2065
(e),(k)
100 81
LPL Holdings Inc
4.00%, 03/15/2029
(e)
215 204
OneMain Finance Corp
4.00%, 09/15/2030 55 49
5.63%, 03/15/2023 75 76
6.63%, 01/15/2028 147 154

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp   (continued)
6.88%, 03/15/2025 $ 199 $ 209
8.88%, 06/01/2025 5 5
$ 5,793
Electric - 3 .23%
Abu Dhabi National Energy Co PJSC
4.38%, 06/22/2026
(e)
200 210
Avangrid Inc
3.20%, 04/15/2025 490 489
Clearway Energy Operating LLC
4.75%, 03/15/2028
(e)
190 191
CMS Energy Corp
3.00%, 05/15/2026 75 74
4.70%, 03/31/2043 120 123
Colbun SA
3.15%, 01/19/2032
(e)
300 273
Commonwealth Edison Co
4.00%, 03/01/2049 225 233
DTE Electric Co
3.65%, 03/01/2052 310 313
3.95%, 03/01/2049 60 62
DTE Energy Co
1.05%, 06/01/2025 65 61
3.40%, 06/15/2029 262 256
Duke Energy Carolinas LLC
3.55%, 03/15/2052 75 74
Enel Chile SA
4.88%, 06/12/2028 280 290
Entergy Corp
1.90%, 06/15/2028 424 384
Entergy Texas Inc
3.55%, 09/30/2049 280 264
Exelon Corp
3.50%, 06/01/2022 215 215
Israel Electric Corp Ltd
3.75%, 02/22/2032
(e)
200 192
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 145 139
3.50%, 04/01/2029 300 302
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(e)
30 30
NRG Energy Inc
3.88%, 02/15/2032
(e)
560 493
Oryx Funding Ltd
5.80%, 02/03/2031 200 200
Pacific Gas and Electric Co
1.75%, 06/16/2022 735 734
4.20%, 06/01/2041 185 161
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(e)
200 196
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 87
4.75%, 07/15/2043 90 100
Southern California Edison Co
4.20%, 03/01/2029 125 129
4.88%, 03/01/2049 150 159
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 200 201
Tri-State Generation and Transmission
Association Inc
6.00%, 06/15/2040
(e)
100 118
Tucson Electric Power Co
4.85%, 12/01/2048 25 28
Vistra Corp
7.00%, 12/15/2026
(e),(g),(h)
90 88
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
4.38%, 05/01/2029
(e)
$ 195 $ 184
$ 7,053
Electrical Components & Equipment - 0 .15%
WESCO Distribution Inc
7.13%, 06/15/2025
(e)
90 94
7.25%, 06/15/2028
(e)
213 226
$ 320
Electronics - 0 .13%
Imola Merger Corp
4.75%, 05/15/2029
(e)
90 86
Sensata Technologies BV
5.00%, 10/01/2025
(e)
145 147
Sensata Technologies Inc
4.38%, 02/15/2030
(e)
51 49
$ 282
Energy - Alternate Sources - 0 .07%
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(e)
198 162
Engineering & Construction - 0 .49%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(e)
200 182
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(e)
265 255
IHS Holding Ltd
6.25%, 11/29/2028
(e)
200 188
MasTec Inc
4.50%, 08/15/2028
(e),(f)
238 236
Mexico City Airport Trust
4.25%, 10/31/2026
(e)
200 198
$ 1,059
Entertainment - 1 .08%
Boyne USA Inc
4.75%, 05/15/2029
(e)
235 226
Caesars Entertainment Inc
6.25%, 07/01/2025
(e)
174 180
CCM Merger Inc
6.38%, 05/01/2026
(e)
90 91
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(e),(m)
150 151
Cinemark USA Inc
5.25%, 07/15/2028
(e),(f)
60 56
Magallanes Inc
3.76%, 03/15/2027
(e)
130 130
5.05%, 03/15/2042
(e)
435 444
5.14%, 03/15/2052
(e)
390 399
5.39%, 03/15/2062
(e)
325 336
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(e)
245 271
Scientific Games International Inc
8.63%, 07/01/2025
(e)
70 73
$ 2,357
Environmental Control - 0 .09%
Madison IAQ LLC
4.13%, 06/30/2028
(e)
220 203
Food - 2 .37%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(e)
110 106
Cencosud SA
4.38%, 07/17/2027
(e)
200 203
Fresh Market Inc/The
9.75%, 05/01/2023
(e)
250 245
Gruma SAB de CV
4.88%, 12/01/2024
(e)
350 363

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(e)
$ 200 $ 183
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
4.38%, 02/02/2052
(e)
526 458
Kraft Heinz Foods Co
3.75%, 04/01/2030 57 57
4.38%, 06/01/2046 481 475
MARB BondCo PLC
3.95%, 01/29/2031 200 177
Minerva Luxembourg SA
4.38%, 03/18/2031
(e)
200 181
Pilgrim's Pride Corp
3.50%, 03/01/2032
(e)
60 52
4.25%, 04/15/2031
(e)
1,030 953
Post Holdings Inc
4.50%, 09/15/2031
(e)
225 199
4.63%, 04/15/2030
(e)
32 29
Sigma Alimentos SA de CV
4.13%, 05/02/2026
(e)
250 252
Sysco Corp
3.15%, 12/14/2051 1,020 870
3.30%, 07/15/2026 167 168
Want Want China Finance Ltd
2.88%, 04/27/2022 200 200
$ 5,171
Forest Products & Paper - 0 .10%
Mercer International Inc
5.13%, 02/01/2029 155 149
Suzano Austria GmbH
3.75%, 01/15/2031 75 71
$ 220
Healthcare - Products - 0 .12%
Boston Scientific Corp
3.45%, 03/01/2024 127 129
4.55%, 03/01/2039 128 138
$ 267
Healthcare - Services - 1 .55%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(e)
95 94
Centene Corp
2.50%, 03/01/2031 155 137
2.63%, 08/01/2031 805 716
3.00%, 10/15/2030 121 111
3.38%, 02/15/2030 167 157
4.25%, 12/15/2027 175 176
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(e)
275 278
8.00%, 03/15/2026
(e)
50 52
HCA Inc
3.13%, 03/15/2027
(e)
350 342
3.50%, 09/01/2030 294 284
3.50%, 07/15/2051 550 477
5.88%, 05/01/2023 150 155
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(e)
305 315
Tenet Healthcare Corp
4.63%, 09/01/2024
(e)
80 81
$ 3,375
Home Builders - 0 .59%
Beazer Homes USA Inc
6.75%, 03/15/2025 105 105
Empire Communities Corp
7.00%, 12/15/2025
(e)
185 183
Forestar Group Inc
3.85%, 05/15/2026
(e)
65 61
5.00%, 03/01/2028
(e)
190 178
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
KB Home
7.63%, 05/15/2023 $ 55 $ 57
Lennar Corp
4.75%, 05/30/2025 100 104
4.88%, 12/15/2023 80 82
M/I Homes Inc
3.95%, 02/15/2030 155 136
Picasso Finance Sub Inc
6.13%, 06/15/2025
(e)
122 124
Toll Brothers Finance Corp
4.35%, 02/15/2028 260 261
$ 1,291
Home Equity Asset Backed Securities - 0 .03%
Saxon Asset Securities Trust 2004-1
2.15%, 03/25/2035 101 65
1.00 x 1 Month USD LIBOR + 1.70%
Insurance - 1 .51%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(e)
130 118
7.00%, 11/15/2025
(e)
85 85
AIA Group Ltd
3.20%, 09/16/2040
(e)
720 639
American International Group Inc
3.90%, 04/01/2026 70 72
4.50%, 07/16/2044 280 302
Arch Capital Finance LLC
4.01%, 12/15/2026 125 128
Arch Capital Group Ltd
3.64%, 06/30/2050 375 343
Arthur J Gallagher & Co
3.50%, 05/20/2051 275 244
Athene Holding Ltd
3.95%, 05/25/2051 325 297
Corebridge Financial Inc
4.40%, 04/05/2052
(e),(m)
195 195
Markel Corp
3.35%, 09/17/2029 265 262
4.30%, 11/01/2047 95 97
XLIT Ltd
4.45%, 03/31/2025 495 509
$ 3,291
Internet - 0 .99%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 174
Baidu Inc
4.38%, 05/14/2024 200 203
eBay Inc
3.65%, 05/10/2051 700 646
Expedia Group Inc
3.60%, 12/15/2023 210 212
Netflix Inc
4.38%, 11/15/2026 462 480
4.88%, 06/15/2030
(e)
85 91
NortonLifeLock Inc
3.95%, 06/15/2022 65 65
Prosus NV
4.19%, 01/19/2032
(e)
200 176
Uber Technologies Inc
7.50%, 09/15/2027
(e)
110 117
$ 2,164
Investment Companies - 0 .41%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(e)
215 218
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(e)
260 245
Huarong Finance II Co Ltd
4.63%, 06/03/2026 200 195

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 $ 60 $ 60
MDGH GMTN RSC Ltd
2.50%, 06/03/2031 200 185
$ 903
Iron & Steel - 0 .80%
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(e)
265 278
CSN Inova Ventures
6.75%, 01/28/2028
(e)
400 415
Nucor Corp
3.85%, 04/01/2052 70 70
Steel Dynamics Inc
2.40%, 06/15/2025 145 140
2.80%, 12/15/2024 700 692
Vale Overseas Ltd
3.75%, 07/08/2030 155 150
$ 1,745
Leisure Products & Services - 0 .24%
Life Time Inc
5.75%, 01/15/2026
(e)
305 304
NCL Corp Ltd
3.63%, 12/15/2024
(e)
40 38
5.88%, 02/15/2027
(e)
75 74
NCL Finance Ltd
6.13%, 03/15/2028
(e)
125 116
$ 532
Lodging - 0 .67%
Hilton Domestic Operating Co Inc
5.75%, 05/01/2028
(e)
227 235
Hyatt Hotels Corp
1.80%, 10/01/2024 500 481
Marriott International Inc/MD
2.75%, 10/15/2033 425 375
3.60%, 04/15/2024 300 303
MGM Resorts International
6.00%, 03/15/2023 60 61
$ 1,455
Machinery - Diversified - 0 .12%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(e)
124 126
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 146
$ 272
Media - 1 .79%
AMC Networks Inc
4.75%, 08/01/2025 223 222
Cable Onda SA
4.50%, 01/30/2030
(f)
200 195
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
255 239
4.75%, 03/01/2030
(e)
234 225
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 375 312
4.46%, 07/23/2022 320 321
4.91%, 07/23/2025 620 643
6.48%, 10/23/2045 120 136
CSC Holdings LLC
6.50%, 02/01/2029
(e)
208 210
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(e)
45 44
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH DBS Corp
5.25%, 12/01/2026
(e)
$ 50 $ 48
5.88%, 11/15/2024 133 133
7.38%, 07/01/2028 182 172
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(e)
225 215
Paramount Global
4.75%, 05/15/2025 100 104
Sirius XM Radio Inc
4.00%, 07/15/2028
(e)
260 247
Time Warner Cable LLC
5.88%, 11/15/2040 135 145
UPC Holding BV
5.50%, 01/15/2028
(e)
300 296
$ 3,907
Mining - 0 .44%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(e)
200 200
Hudbay Minerals Inc
4.50%, 04/01/2026
(e)
160 155
6.13%, 04/01/2029
(e)
70 72
IAMGOLD Corp
5.75%, 10/15/2028
(e)
107 97
New Gold Inc
7.50%, 07/15/2027
(e)
75 78
Novelis Corp
3.25%, 11/15/2026
(e)
100 96
4.75%, 01/30/2030
(e)
234 227
Taseko Mines Ltd
7.00%, 02/15/2026
(e)
45 46
$ 971
Miscellaneous Manufacturers - 0 .19%
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 381 409
Mortgage Backed Securities - 1 .50%
Fannie Mae REMIC Trust 2005-W2
0.66%, 05/25/2035 11 11
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 24 23
3.00%, 04/25/2027
(j)
89 5
3.00%, 09/25/2050
(j)
1,093 167
3.50%, 11/25/2027
(j)
64 4
3.50%, 07/25/2028
(j)
122 6
3.50%, 03/25/2031
(j)
47 1
5.64%, 02/25/2043
(j)
166 24
(1.00) x 1 Month USD LIBOR + 6.10%
5.64%, 09/25/2046
(j)
171 24
(1.00) x 1 Month USD LIBOR + 6.10%
Freddie Mac REMICS
0.85%, 05/15/2049 1,157 1,161
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 05/15/2027
(j)
63 3
3.00%, 10/15/2027
(j)
41 2
Ginnie Mae
2.00%, 12/20/2050
(j)
1,000 112
2.50%, 10/20/2050
(j)
586 69
2.50%, 12/20/2050
(j)
1,133 168
3.00%, 07/20/2050
(j)
337 46
3.00%, 10/20/2050
(j)
1,005 134
3.00%, 11/20/2050
(j)
620 87
3.00%, 11/20/2050
(j)
1,086 134
3.00%, 11/20/2050
(j)
1,341 210
3.50%, 10/20/2049
(j)
480 75

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
5.05%, 05/20/2042
(j)
$ 609 $ 85
(1.00) x 1 Month USD LIBOR + 5.50%
5.65%, 11/20/2041
(j)
173 33
(1.00) x 1 Month USD LIBOR + 6.10%
5.65%, 06/20/2046
(j)
380 65
(1.00) x 1 Month USD LIBOR + 6.10%
5.69%, 12/20/2043
(j)
193 31
(1.00) x 1 Month USD LIBOR + 6.14%
5.75%, 08/20/2047
(j)
1,049 181
(1.00) x 1 Month USD LIBOR + 6.20%
6.20%, 02/20/2042
(j)
111 24
(1.00) x 1 Month USD LIBOR + 6.65%
6.60%, 04/20/2041
(j)
664 120
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
1.14%, 01/25/2036 103 102
1.00 x 1 Month USD LIBOR + 0.68%
JP Morgan Mortgage Trust 2016-2
2.61%, 06/25/2046
(e),(k)
118 114
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
0.96%, 02/25/2036 49 44
1.00 x 1 Month USD LIBOR + 0.50%
$ 3,265
Office & Business Equipment - 0 .03%
Xerox Corp
4.62%, 03/15/2023 60 60
Oil & Gas - 2 .53%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(e)
465 483
Antero Resources Corp
7.63%, 02/01/2029
(e)
240 259
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(e)
150 154
Comstock Resources Inc
5.88%, 01/15/2030
(e)
145 143
Continental Resources Inc/OK
3.80%, 06/01/2024 605 607
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(e)
90 92
Ecopetrol SA
4.63%, 11/02/2031 180 163
6.88%, 04/29/2030 175 184
Leviathan Bond Ltd
5.75%, 06/30/2023
(e)
175 177
MEG Energy Corp
7.13%, 02/01/2027
(e)
255 267
Nabors Industries Inc
9.00%, 02/01/2025
(e)
60 62
Occidental Petroleum Corp
3.40%, 04/15/2026 277 275
4.10%, 02/15/2047 45 42
4.40%, 04/15/2046 118 112
5.55%, 03/15/2026 85 90
5.88%, 09/01/2025 425 451
6.13%, 01/01/2031 60 68
6.63%, 09/01/2030 41 47
Petrobras Global Finance BV
5.50%, 06/10/2051
(f)
275 236
Petroleos Mexicanos
6.70%, 02/16/2032 767 729
Qatar Energy
2.25%, 07/12/2031
(e)
200 184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Saudi Arabian Oil Co
1.63%, 11/24/2025
(e)
$ 250 $ 237
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(e)
325 325
Valero Energy Corp
2.85%, 04/15/2025 129 127
$ 5,514
Oil & Gas Services - 0 .12%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(e)
260 256
Other Asset Backed Securities - 0 .64%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(e)
187 186
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(e)
579 576
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
1.22%, 02/25/2035 105 103
1.00 x 1 Month USD LIBOR + 0.77%
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 430 424
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(e)
112 112
$ 1,401
Packaging & Containers - 0 .47%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
5.25%, 08/15/2027
(e)
240 222
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(e)
200 183
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(e),(m)
75 76
8.75%, 04/15/2030
(e),(m)
55 52
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 65 66
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 254 287
Flex Acquisition Co Inc
6.88%, 01/15/2025
(e)
90 90
LABL Inc
5.88%, 11/01/2028
(e)
55 51
$ 1,027
Pharmaceuticals - 1 .34%
AbbVie Inc
4.05%, 11/21/2039 350 360
Bausch Health Cos Inc
6.13%, 02/01/2027
(e)
60 60
BellRing Brands Inc
7.00%, 03/15/2030
(e)
150 153
Bristol-Myers Squibb Co
4.13%, 06/15/2039 240 258
Cigna Corp
4.90%, 12/15/2048 35 39
CVS Health Corp
4.30%, 03/25/2028 31 32
4.88%, 07/20/2035 190 208
5.05%, 03/25/2048 785 889
Jazz Securities DAC
4.38%, 01/15/2029
(e)
95 92
Viatris Inc
1.65%, 06/22/2025 75 70

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc
3.25%, 02/01/2023 $ 240 $ 242
4.45%, 08/20/2048 345 386
4.70%, 02/01/2043 120 134
$ 2,923
Pipelines - 2 .93%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(e)
200 205
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(e)
175 175
5.75%, 03/01/2027
(e)
155 158
CNX Midstream Partners LP
4.75%, 04/15/2030
(e)
230 215
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(e)
374 371
Energy Transfer LP
3.75%, 05/15/2030 505 497
4.50%, 04/15/2024 390 399
5.15%, 03/15/2045 600 605
Enterprise Products Operating LLC
3.13%, 07/31/2029 510 501
4.20%, 01/31/2050 180 179
EQM Midstream Partners LP
6.00%, 07/01/2025
(e)
85 87
Hess Midstream Operations LP
4.25%, 02/15/2030
(e)
275 259
5.63%, 02/15/2026
(e)
60 62
Kinder Morgan Inc
1.75%, 11/15/2026 440 409
NuStar Logistics LP
5.75%, 10/01/2025 55 56
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 185
5.75%, 05/15/2024 375 392
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031 645 651
5.88%, 04/15/2026 221 228
6.50%, 07/15/2027 135 142
Western Midstream Operating LP
4.55%, 02/01/2030 55 55
Williams Cos Inc/The
4.55%, 06/24/2024 550 565
$ 6,396
REITs - 1 .96%
American Tower Corp
1.30%, 09/15/2025 185 172
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(e)
200 200
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 295 296
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(e)
160 144
6.00%, 04/15/2025
(e)
231 237
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 500 427
2.30%, 11/15/2028 495 448
Kimco Realty Corp
3.20%, 04/01/2032 215 209
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(e)
243 229
Mid-America Apartments LP
2.88%, 09/15/2051 229 192
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 $ 560 $ 520
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(e),(f)
55 54
4.13%, 08/15/2030
(e)
1,007 972
XHR LP
4.88%, 06/01/2029
(e)
175 170
$ 4,270
Retail - 0 .46%
At Home Group Inc
4.88%, 07/15/2028
(e)
95 85
Bath & Body Works Inc
5.25%, 02/01/2028 65 65
6.63%, 10/01/2030
(e)
114 120
9.38%, 07/01/2025
(e)
53 60
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(e)
150 142
IRB Holding Corp
7.00%, 06/15/2025
(e)
15 16
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(e)
255 245
Macy's Retail Holdings LLC
2.88%, 02/15/2023 32 32
Patrick Industries Inc
4.75%, 05/01/2029
(e)
105 90
7.50%, 10/15/2027
(e)
150 154
$ 1,009
Semiconductors - 0 .79%
Broadcom Inc
3.14%, 11/15/2035
(e)
63 55
3.42%, 04/15/2033
(e)
732 683
NVIDIA Corp
3.50%, 04/01/2050 150 152
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
400 406
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
60 58
3.15%, 05/01/2027
(e)
60 58
Skyworks Solutions Inc
1.80%, 06/01/2026 85 79
TSMC Arizona Corp
2.50%, 10/25/2031 250 232
$ 1,723
Software - 0 .91%
Fiserv Inc
4.40%, 07/01/2049 190 196
Open Text Corp
3.88%, 02/15/2028
(e)
130 125
3.88%, 12/01/2029
(e)
385 366
Open Text Holdings Inc
4.13%, 02/15/2030
(e)
295 280
Oracle Corp
2.50%, 04/01/2025 255 249
2.80%, 04/01/2027 240 230
2.95%, 05/15/2025 100 99
3.95%, 03/25/2051 230 201
salesforce.com Inc
3.70%, 04/11/2028 230 237
$ 1,983
Sovereign - 2 .39%
Brazilian Government International Bond
3.75%, 09/12/2031
(f)
365 329

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Chile Government International Bond
2.55%, 07/27/2033 $ 200 $ 182
2.75%, 01/31/2027 200 196
CoBank ACB
6.25%, 10/01/2026
(g),(h)
115 119
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 400 339
Dominican Republic International Bond
4.88%, 09/23/2032
(e)
200 181
Egypt Government International Bond
5.80%, 09/30/2027
(e)
425 389
Ghana Government International Bond
7.75%, 04/07/2029
(e)
200 146
Guatemala Government Bond
4.50%, 05/03/2026 200 203
Hungary Government International Bond
3.13%, 09/21/2051
(e)
200 167
Indonesia Government International Bond
2.85%, 02/14/2030 200 197
Mexico Government International Bond
4.75%, 03/08/2044 280 275
5.00%, 04/27/2051 200 202
Nigeria Government International Bond
7.38%, 09/28/2033
(e)
325 295
Panama Government International Bond
3.88%, 03/17/2028 200 204
Qatar Government International Bond
4.63%, 06/02/2046 200 228
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(e)
400 70
Saudi Government International Bond
4.00%, 04/17/2025
(e)
275 285
4.50%, 10/26/2046 450 473
Turkey Government International Bond
6.13%, 10/24/2028 300 273
6.38%, 10/14/2025 250 244
Ukraine Government International Bond
7.25%, 03/15/2033
(e)
200 83
Uruguay Government International Bond
5.10%, 06/18/2050 110 130
$ 5,210
Telecommunications - 2 .36%
America Movil SAB de CV
5.38%, 04/04/2032
(e),(m)
400 400
AT&T Inc
2.55%, 12/01/2033 199 177
3.50%, 09/15/2053 749 657
6.38%, 03/01/2041 120 155
Axtel SAB de CV
6.38%, 11/14/2024 200 204
CommScope Inc
8.25%, 03/01/2027
(e)
50 49
CT Trust
5.13%, 02/03/2032
(e)
200 200
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(e)
200 182
Sprint Communications Inc
6.00%, 11/15/2022 75 77
Sprint Corp
7.63%, 03/01/2026 121 137
7.88%, 09/15/2023 75 80
T-Mobile USA Inc
2.40%, 03/15/2029
(e)
340 311
3.50%, 04/15/2025 315 317
3.50%, 04/15/2031 560 527
VEON Holdings BV
3.38%, 11/25/2027
(e)
200 116
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
2.88%, 11/20/2050 $ 190 $ 159
3.55%, 03/22/2051 725 681
3.88%, 03/01/2052 250 251
4.27%, 01/15/2036 325 342
Viavi Solutions Inc
3.75%, 10/01/2029
(e)
140 131
$ 5,153
Transportation - 0 .15%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(n)
121 7
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(e),(f)
46 48
Union Pacific Corp
3.50%, 02/14/2053 280 274
$ 329
TOTAL BONDS $ 131,052
SENIOR FLOATING RATE INTERESTS
- 1 .91%
Principal
Amount (000's) Value (000's)
Airlines - 0 .20%
AAdvantage Loyalty IP Ltd
5.50%, 04/20/2028
(o)
$ 225 $ 227
1 Month USD LIBOR + 4.75%
United Airlines Inc
4.50%, 04/14/2028
(o)
223 220
1 Month USD LIBOR + 3.75%
$ 447
Commercial Services - 0 .12%
Garda World Security Corp
4.71%, 10/30/2026
(o)
255 252
1 Month USD LIBOR + 4.25%
Consumer Products - 0 .06%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(o)
138 128
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .21%
Russell Investments US Institutional Holdco Inc
4.50%, 05/30/2025
(o)
463 457
1 Month USD LIBOR + 3.50%
Electronics - 0 .04%
Ingram Micro Inc
4.51%, 06/30/2028
(o)
89 88
1 Month USD LIBOR + 3.50%
Entertainment - 0 .11%
Enterprise Development Authority/The
5.00%, 02/26/2028
(o)
185 184
1 Month USD LIBOR + 4.25%
Lions Gate Capital Holdings LLC
2.71%, 03/24/2025
(o)
48 47
3 Month USD LIBOR + 2.00%
$ 231
Environmental Control - 0 .02%
Madison IAQ LLC
4.52%, 06/21/2028
(o)
50 49
1 Month USD LIBOR + 3.25%
Healthcare - Products - 0 .06%
Mozart Borrower LP
3.75%, 09/30/2028
(o)
135 134
1 Month USD LIBOR + 3.25%
Insurance - 0 .33%
Acrisure LLC
3.96%, 02/15/2027
(o)
143 141
1 Month USD LIBOR + 3.50%

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AssuredPartners Inc
4.00%, 02/12/2027
(o)
$ 128 $ 126
1 Month USD LIBOR + 3.50%
4.00%, 02/12/2027
(o)
145 143
Secured Overnight Financing Rate + 3.50%
Asurion LLC
3.58%, 11/03/2023
(o)
49 48
1 Month USD LIBOR + 7.25%
5.71%, 01/31/2028
(o)
270 265
1 Month USD LIBOR + 5.25%
$ 723
Lodging - 0 .05%
Fertitta Entertainment LLC/NV
4.50%, 01/13/2029
(o)
111 111
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .14%
CSC Holdings LLC
2.90%, 04/15/2027
(o)
49 48
1 Month USD LIBOR + 2.50%
Directv Financing LLC
5.75%, 08/02/2027
(o)
263 262
1 Month USD LIBOR + 5.00%
$ 310
Oil & Gas - 0 .01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(o)
20 21
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .13%
LABL Inc
5.50%, 10/22/2028
(o)
50 49
1 Month USD LIBOR + 5.00%
Valcour Packaging LLC
4.25%, 09/30/2028
(o)
235 229
1 Month USD LIBOR + 3.75%
$ 278
Pharmaceuticals - 0 .21%
Bausch Health Cos Inc
0.00%, 01/27/2027
(o),(p)
280 277
Secured Overnight Financing Rate + 5.25%
Jazz Financing Lux Sarl
4.00%, 05/05/2028
(o)
194 193
1 Month USD LIBOR + 3.50%
$ 470
Retail - 0 .22%
At Home Group Inc
4.75%, 06/24/2028
(o)
115 109
1 Month USD LIBOR + 4.25%
IRB Holding Corp
3.75%, 02/05/2025
(o)
183 182
1 Month USD LIBOR + 2.75%
4.00%, 12/15/2027
(o)
193 192
Secured Overnight Financing Rate + 3.00%
$ 483
TOTAL SENIOR FLOATING RATE INTERESTS $ 4,182
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 40 .93%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .75%
2.13%, 02/01/2037 $ 4 $ 4
1.00 x 12 Month USD LIBOR + 1.63%
3.00%, 10/01/2042 29 29
3.00%, 11/01/2042 170 170
3.00%, 11/01/2042 30 30
3.00%, 03/01/2043 837 837
3.00%, 12/01/2046 60 60
3.50%, 10/01/2041 17 17
3.50%, 04/01/2042 55 56
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 04/01/2042 $ 22 $ 22
3.50%, 04/01/2045 26 26
3.50%, 10/01/2045 439 448
3.50%, 03/01/2048 65 66
4.00%, 02/01/2045 8 8
4.00%, 02/01/2046 152 159
4.00%, 02/01/2046 40 42
4.00%, 06/01/2046 27 28
4.00%, 04/01/2047 150 156
4.00%, 11/01/2047 188 194
4.50%, 07/01/2024 3 3
4.50%, 10/01/2041 16 17
4.50%, 12/01/2043 447 477
4.50%, 03/01/2046 180 191
5.00%, 06/01/2031 43 46
5.00%, 10/01/2035 16 17
5.00%, 06/01/2041 535 579
6.00%, 06/01/2032 12 13
6.00%, 10/01/2032 7 7
6.00%, 01/01/2038 32 36
6.50%, 03/01/2029 1 2
6.50%, 05/01/2029 2 3
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 2 3
6.50%, 05/01/2032 2 2
6.50%, 04/01/2035 5 5
7.00%, 12/01/2029 6 6
7.00%, 06/01/2030 3 3
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 25 26
7.50%, 03/01/2031 5 5
8.00%, 09/01/2030 27 28
$ 3,823
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .16%
2.00%, 12/01/2035 502 488
2.00%, 04/01/2037
(q)
2,450 2,380
2.00%, 01/01/2051 1,230 1,147
2.00%, 02/01/2051 4,145 3,863
2.00%, 03/01/2051 1,560 1,454
2.00%, 03/01/2051 1,335 1,243
2.00%, 12/01/2051 591 551
2.00%, 12/01/2051 1,977 1,838
2.50%, 06/01/2035 1,147 1,136
2.50%, 08/01/2035 1,349 1,337
2.50%, 04/01/2037
(q)
700 692
2.50%, 08/01/2050 1,689 1,617
2.50%, 07/01/2051 1,237 1,186
2.50%, 04/01/2052
(q)
6,210 5,925
3.00%, 03/01/2034 137 136
3.00%, 03/01/2042 41 41
3.00%, 03/01/2042 38 38
3.00%, 05/01/2042 22 22
3.00%, 06/01/2042 18 18
3.00%, 06/01/2042 38 38
3.00%, 05/01/2043 101 100
3.00%, 07/01/2050 553 545
3.00%, 07/01/2051 2,326 2,279
3.50%, 04/01/2030 178 183
3.50%, 05/01/2034 738 766
3.50%, 08/01/2034 149 150
3.50%, 12/01/2040 32 33
3.50%, 01/01/2041 17 17
3.50%, 12/01/2041 8 8
3.50%, 03/01/2042 17 17
3.50%, 04/01/2042 36 37
3.50%, 11/01/2042 708 722
3.50%, 02/01/2043 27 27

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 07/01/2043 $ 469 $ 478
3.50%, 01/01/2044 147 150
3.50%, 11/01/2044 736 747
3.50%, 03/01/2045 28 28
3.50%, 06/01/2045 51 52
3.50%, 11/01/2045 29 29
3.50%, 05/01/2046 15 15
3.50%, 10/01/2047 863 877
3.50%, 11/01/2047 360 365
3.50%, 03/01/2048 518 525
4.00%, 03/01/2034 206 218
4.00%, 09/01/2040 40 42
4.00%, 05/01/2041 89 93
4.00%, 10/01/2041 26 27
4.00%, 10/01/2041 12 13
4.00%, 11/01/2041 19 19
4.00%, 04/01/2042 14 15
4.00%, 11/01/2043 15 16
4.00%, 11/01/2043 53 56
4.00%, 02/01/2044 60 63
4.00%, 06/01/2044 124 129
4.00%, 09/01/2044 10 11
4.00%, 09/01/2045 55 56
4.00%, 12/01/2045 247 257
4.00%, 08/01/2046 37 39
4.00%, 01/01/2047 21 22
4.00%, 11/01/2047 769 794
4.00%, 05/01/2048 44 45
4.00%, 10/01/2048 162 168
4.00%, 01/01/2049 78 80
4.50%, 07/01/2025 11 12
4.50%, 08/01/2040 21 23
4.50%, 11/01/2040 466 496
4.50%, 12/01/2040 17 18
4.50%, 08/01/2041 14 15
4.50%, 09/01/2041 146 156
4.50%, 05/01/2044 17 18
4.50%, 12/01/2044 29 30
4.50%, 06/01/2046 15 15
4.50%, 05/01/2047 27 29
4.50%, 05/01/2047 11 11
4.50%, 05/01/2049 111 115
5.00%, 10/01/2041 81 87
5.00%, 06/01/2048 195 209
5.50%, 12/01/2022 1 1
5.50%, 07/01/2033 106 115
5.50%, 04/01/2035 20 22
5.50%, 08/01/2036 289 316
5.50%, 02/01/2037 2 2
5.50%, 05/01/2040 12 12
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 83 92
6.00%, 02/01/2037 22 24
6.00%, 02/01/2038 30 34
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 22 23
6.50%, 07/01/2037 12 13
6.50%, 02/01/2038 24 26
6.50%, 09/01/2038 83 92
$ 37,471
Government National Mortgage Association (GNMA) - 4 .89%
2.00%, 04/01/2052 1,775 1,689
2.50%, 06/20/2050 867 842
2.50%, 05/20/2051 1,143 1,110
2.50%, 04/01/2052 800 776
3.00%, 02/15/2043 177 176
3.00%, 07/20/2044 209 209
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 01/20/2046 $ 135 $ 134
3.00%, 07/20/2046 205 205
3.00%, 12/20/2046 583 581
3.00%, 04/01/2052 1,000 988
3.50%, 04/20/2046 116 119
3.50%, 10/20/2046 147 149
3.50%, 07/20/2047 584 595
3.50%, 04/01/2052 1,000 1,005
4.00%, 02/15/2042 61 65
4.00%, 06/20/2046 15 16
4.00%, 01/20/2048 755 792
4.50%, 09/15/2039 362 393
4.50%, 11/15/2040 56 60
4.50%, 06/20/2048 4 4
5.00%, 02/15/2034 119 131
5.00%, 10/15/2034 42 46
5.00%, 10/20/2039 19 21
5.00%, 07/20/2040 10 11
5.00%, 02/15/2042 48 52
5.50%, 12/20/2033 59 65
5.50%, 05/20/2035 6 7
5.50%, 12/20/2048 148 157
6.00%, 01/20/2029 10 11
6.00%, 07/20/2029 2 2
6.00%, 12/15/2033 9 10
6.00%, 12/20/2036 34 37
6.50%, 03/20/2028 2 2
6.50%, 05/20/2029 2 2
6.50%, 12/15/2032 198 212
7.00%, 03/15/2031 1 1
8.00%, 12/15/2030 4 4
$ 10,679
U.S. Treasury - 10 .72%
0.38%, 01/31/2026 700 645
1.38%, 11/15/2031 375 344
1.63%, 08/15/2029 1,100 1,043
1.75%, 04/30/2022 2,300 2,303
1.75%, 08/15/2041 800 693
1.88%, 11/15/2051 375 329
2.00%, 10/31/2022 2,500 2,511
2.00%, 08/15/2051
(r)
3,305 2,982
2.25%, 11/15/2027 1,000 989
3.00%, 05/15/2045 1,140 1,211
3.00%, 11/15/2045
(s)
2,750 2,933
3.13%, 05/15/2048 3,210 3,584
3.75%, 11/15/2043 1,650 1,952
4.75%, 02/15/2037 1,435 1,872
$ 23,391
U.S. Treasury Bill - 6 .41%
0.09%, 05/05/2022
(t)
3,500 3,500
0.39%, 06/09/2022
(t)
10,500 10,492
$ 13,992
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 89,356
Total Investments $ 232,699
Other Assets and Liabilities -  (6.59)% (14,384)
TOTAL NET ASSETS - 100.00% $ 218,315
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $902 or
0.41% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $45,256 or 20.73% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $873 or 0.40% of net assets.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,270 or 0.58% of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after March 31, 2022, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $632 or 0.29% of net assets.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $342 or 0.16% of net assets.
(t) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 27 .27%
Government 19 .52%
Financial 15 .85%
Consumer, Non-cyclical 7 .58%
Consumer, Cyclical 6 .80%
Energy 5 .78%
Communications 5 .28%
Industrial 4 .26%
Money Market Funds 3 .60%
Utilities 3 .23%
Asset Backed Securities 2 .95%
Basic Materials 2 .46%
Technology 2 .01%
Other Assets and Liabilities
( 6 .59 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,178 $ 35,967 $ 40,191 $ 6,954
$ 11,178 $ 35,967 $ 40,191 $ 6,954
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2022 Long 55 $ 6,758 $ (149)
US 2 Year Note; June 2022 Short 10 2,119 27
US 5 Year Note; June 2022 Long 51 5,849 (134)
US Long Bond; June 2022 Long 24 3,601 (127)
Total $ (383)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
March 31,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 $ 8,240 $ 322 $ 358 $ 680
Total $ 322 $ 358 $ 680
Amounts in thousands.

Schedule of Investments
Core Plus Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps (continued)
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .95%
International Equity Index Fund
(a)
5,873,914 $ 64,261
MidCap S&P 400 Index Fund
(a)
1,589,368 36,810
SmallCap S&P 600 Index Fund
(a)
1,252,701 36,691
$ 137,762
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .08%
Bond Market Index Account
(a)
45,538,031 461,300
LargeCap S&P 500 Index Account
(a)
13,260,513 322,761
$ 784,061
TOTAL INVESTMENT COMPANIES $ 921,823
Total Investments $ 921,823
Other Assets and Liabilities -  (0.03)% (236)
TOTAL NET ASSETS - 100.00% $ 921,587
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .06%
Domestic Equity Funds 43 .00%
International Equity Funds 6 .97%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 498,779 $ 14,821 $ 23,936 $ 461,300
International Equity Index Fund 71,164 1,639 3,711 64,261
LargeCap S&P 500 Index Account 353,415 9,514 23,940 322,761
MidCap S&P 400 Index Fund 41,040 330 2,526 36,810
SmallCap S&P 600 Index Fund 41,100 50 2,117 36,691
$ 1,005,498 $ 26,354 $ 56,230 $ 921,823
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ 342 $ — $ (28,706)
International Equity Index Fund — (104) — (4,727)
LargeCap S&P 500 Index Account — 5,042 — (21,270)
MidCap S&P 400 Index Fund — (27) — (2,007)
SmallCap S&P 600 Index Fund — (35) — (2,307)
$ — $ 5,218 $ — $ (59,017)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .95%
International Equity Index Fund
(a)
1,094,999 $ 11,980
MidCap S&P 400 Index Fund
(a)
296,288 6,862
SmallCap S&P 600 Index Fund
(a)
233,526 6,840
$ 25,682
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .08%
Bond Market Index Account
(a)
8,489,002 85,993
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,339,905 60,152
$ 146,145
TOTAL INVESTMENT COMPANIES $ 171,827
Total Investments $ 171,827
Other Assets and Liabilities -  (0.03)% (50)
TOTAL NET ASSETS - 100.00% $ 171,777
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .06%
Domestic Equity Funds 43 .00%
International Equity Funds 6 .97%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 91,392 $ 3,814 $ 3,960 $ 85,993
International Equity Index Fund 13,037 452 618 11,980
LargeCap S&P 500 Managed Volatility Index Account 64,646 2,405 4,047 60,152
MidCap S&P 400 Index Fund 7,518 167 454 6,862
SmallCap S&P 600 Index Fund 7,529 116 377 6,840
$ 184,122 $ 6,954 $ 9,456 $ 171,827
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ 17 $ — $ (5,270)
International Equity Index Fund — (5) — (886)
LargeCap S&P 500 Managed Volatility Index Account — 54 — (2,906)
MidCap S&P 400 Index Fund — (1) — (368)
SmallCap S&P 600 Index Fund — (3) — (425)
$ — $ 62 $ — $ (9,855)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 104 .73 % Shares Held Value (000's)
Exchange-Traded Funds - 7 .32%
iShares Core S&P 500 ETF 35,196 $ 15,968
Money Market Funds - 17 .29%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
37,721,543 37,722
Principal Funds, Inc. Class R-6 - 14 .97%
International Equity Index Fund
(a)
1,392,714 15,236
MidCap S&P 400 Index Fund
(a)
376,860 8,728
SmallCap S&P 600 Index Fund
(a)
297,037 8,700
$ 32,664
Principal Variable Contracts Funds, Inc.  Class 1 - 65 .15%
Bond Market Index Account
(a)
10,796,837 109,372
LargeCap S&P 500 Index Account
(a)
1,347,497 32,798
$ 142,170
TOTAL INVESTMENT COMPANIES $ 228,524
Total Investments $ 228,524
Other Assets and Liabilities -  (4.73)% (10,328)
TOTAL NET ASSETS - 100.00% $ 218,196
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .12%
Domestic Equity Funds 23 .02%
Money Market Funds 17 .29%
Investment Companies 7 .32%
International Equity Funds 6 .98%
Other Assets and Liabilities
( 4 .73 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 114,043 $ 5,862 $ 3,912 $ 109,372
International Equity Index Fund 16,269 666 580 15,236
LargeCap S&P 500 Index Account 34,629 1,871 2,143 32,798
MidCap S&P 400 Index Fund 9,382 308 504 8,728
Principal Government Money Market Fund - Institutional Class 0.00% 13,645 46,355 22,278 37,722
SmallCap S&P 600 Index Fund 9,395 244 407 8,700
$ 197,363 $ 55,306 $ 29,824 $ 212,556
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ 1 $ — $ (6,622)
International Equity Index Fund — — — (1,119)
LargeCap S&P 500 Index Account — 33 — (1,592)
MidCap S&P 400 Index Fund — — — (458)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
SmallCap S&P 600 Index Fund — (1) — (531)
$ — $ 33 $ — $ (10,322)
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .94%
International Equity Index Fund
(a)
33,471,148 $ 366,174
MidCap S&P 400 Index Fund
(a)
7,924,154 183,524
SmallCap S&P 600 Index Fund
(a)
6,245,673 182,936
$ 732,634
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .09%
Bond Market Index Account
(a)
127,155,356 1,288,084
LargeCap S&P 500 Index Account
(a)
68,002,810 1,655,188
$ 2,943,272
TOTAL INVESTMENT COMPANIES $ 3,675,906
Total Investments $ 3,675,906
Other Assets and Liabilities -  (0.03)% (954)
TOTAL NET ASSETS - 100.00% $ 3,674,952
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .01%
Fixed Income Funds 35 .05%
International Equity Funds 9 .97%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 1,377,128 $ 53,066 $ 63,820 $ 1,288,084
International Equity Index Fund 401,011 12,189 19,742 366,174
LargeCap S&P 500 Index Account 1,792,336 39,980 94,721 1,655,188
MidCap S&P 400 Index Fund 202,357 701 9,483 183,524
SmallCap S&P 600 Index Fund 202,651 128 8,268 182,936
$ 3,975,483 $ 106,064 $ 196,034 $ 3,675,906
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ 514 $ — $ (78,804)
International Equity Index Fund — 317 — (27,601)
LargeCap S&P 500 Index Account — 3,852 — (86,259)
MidCap S&P 400 Index Fund — (139) — (9,912)
SmallCap S&P 600 Index Fund — (166) — (11,409)
$ — $ 4,378 $ — $ (213,985)
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .94%
International Equity Index Fund
(a)
3,238,723 $ 35,432
MidCap S&P 400 Index Fund
(a)
766,771 17,758
SmallCap S&P 600 Index Fund
(a)
604,345 17,701
$ 70,891
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .09%
Bond Market Index Account
(a)
12,303,408 124,634
LargeCap S&P 500 Managed Volatility Index
Account
(a)
8,890,466 160,117
$ 284,751
TOTAL INVESTMENT COMPANIES $ 355,642
Total Investments $ 355,642
Other Assets and Liabilities -  (0.03)% (97)
TOTAL NET ASSETS - 100.00% $ 355,545
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .00%
Fixed Income Funds 35 .06%
International Equity Funds 9 .97%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 134,856 $ 5,146 $ 7,709 $ 124,634
International Equity Index Fund 39,269 1,188 2,353 35,432
LargeCap S&P 500 Managed Volatility Index Account 175,242 3,797 11,071 160,117
MidCap S&P 400 Index Fund 19,816 137 1,208 17,758
SmallCap S&P 600 Index Fund 19,845 44 1,053 17,701
$ 389,028 $ 10,312 $ 23,394 $ 355,642
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ 3 $ — $ (7,662)
International Equity Index Fund — (10) — (2,662)
LargeCap S&P 500 Managed Volatility Index Account — 132 — (7,983)
MidCap S&P 400 Index Fund — (17) — (970)
SmallCap S&P 600 Index Fund — (19) — (1,116)
$ — $ 89 $ — $ (20,393)
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 103 .63 % Shares Held Value (000's)
Exchange-Traded Funds - 3 .46%
iShares Core S&P 500 ETF 93,041 $ 42,212
Money Market Funds - 20 .01%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
244,469,381 244,469
Principal Funds, Inc. Class R-6 - 19 .97%
International Equity Index Fund
(a)
11,147,640 121,955
MidCap S&P 400 Index Fund
(a)
2,639,282 61,126
SmallCap S&P 600 Index Fund
(a)
2,080,258 60,931
$ 244,012
Principal Variable Contracts Funds, Inc.  Class 1 - 60 .19%
Bond Market Index Account
(a)
42,348,025 428,985
LargeCap S&P 500 Index Account
(a)
12,582,827 306,266
$ 735,251
TOTAL INVESTMENT COMPANIES $ 1,265,944
Total Investments $ 1,265,944
Other Assets and Liabilities -  (3.63)% (44,321)
TOTAL NET ASSETS - 100.00% $ 1,221,623
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 35 .12%
Domestic Equity Funds 35 .06%
Money Market Funds 20 .01%
International Equity Funds 9 .98%
Investment Companies 3 .46%
Other Assets and Liabilities
( 3 .63 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 442,708 $ 24,846 $ 12,901 $ 428,985
International Equity Index Fund 128,898 5,364 3,449 121,955
LargeCap S&P 500 Index Account 320,078 15,144 14,608 306,266
MidCap S&P 400 Index Fund 65,042 1,542 2,275 61,126
Principal Government Money Market Fund - Institutional Class 0.00% 98,839 348,990 203,360 244,469
SmallCap S&P 600 Index Fund 65,132 1,383 1,897 60,931
$ 1,120,697 $ 397,269 $ 238,490 $ 1,223,732
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ 26 $ — $ (25,694)
International Equity Index Fund — 3 — (8,861)
LargeCap S&P 500 Index Account — 256 — (14,604)
MidCap S&P 400 Index Fund — 3 — (3,186)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
SmallCap S&P 600 Index Fund — (3) — (3,684)
$ — $ 285 $ — $ (56,029)
Amounts in thousands.

Schedule of Investments
Diversified Income Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 9 .96%
International Equity Index Fund
(a)
1,091,478 $ 11,941
MidCap S&P 400 Index Fund
(a)
387,664 8,978
SmallCap S&P 600 Index Fund
(a)
305,538 8,949
$ 29,868
Principal Variable Contracts Funds, Inc.  Class 1 - 90 .07%
Bond Market Index Account
(a)
19,249,889 195,002
LargeCap S&P 500 Index Account
(a)
3,080,317 74,975
$ 269,977
TOTAL INVESTMENT COMPANIES $ 299,845
Total Investments $ 299,845
Other Assets and Liabilities -  (0.03)% (85)
TOTAL NET ASSETS - 100.00% $ 299,760
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65 .06%
Domestic Equity Funds 30 .99%
International Equity Funds 3 .98%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 211,280 $ 10,183 $ 14,313 $ 195,002
International Equity Index Fund 13,249 560 965 11,941
LargeCap S&P 500 Index Account 82,251 4,790 8,329 74,975
MidCap S&P 400 Index Fund 10,028 390 948 8,978
SmallCap S&P 600 Index Fund 10,043 322 846 8,949
$ 326,851 $ 16,245 $ 25,401 $ 299,845
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (4) $ — $ (12,144)
International Equity Index Fund — (5) — (898)
LargeCap S&P 500 Index Account — 863 — (4,600)
MidCap S&P 400 Index Fund — (2) — (490)
SmallCap S&P 600 Index Fund — (5) — (565)
$ — $ 847 $ — $ (18,697)
Amounts in thousands.

Schedule of Investments
Diversified International Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .17 % Shares Held Value (000's)
Money Market Funds - 3 .17%
BlackRock Liquidity FedFund - Institutional
Class 0.24%
(a),(b)
5,724,614 $ 5,725
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
2,927,483 2,927
$ 8,652
TOTAL INVESTMENT COMPANIES $ 8,652
COMMON STOCKS - 98 .67 % Shares Held Value (000's)
Airlines - 0 .43%
Copa Holdings SA
(d)
13,985 $ 1,170
Apparel - 2 .70%
Gildan Activewear Inc 44,500 1,669
Kering SA 3,258 2,057
LVMH Moet Hennessy Louis Vuitton SE 5,085 3,630
$ 7,356
Automobile Manufacturers - 3 .49%
Bayerische Motoren Werke AG 16,658 1,440
Ferrari NV 3,607 786
Kia Corp 30,562 1,851
Toyota Motor Corp 285,400 5,148
Volvo AB - B Shares 15,717 293
$ 9,518
Automobile Parts & Equipment - 0 .25%
Toyota Industries Corp 9,900 683
Banks - 10 .82%
Bank Leumi Le-Israel BM 75,954 818
Bank Rakyat Indonesia Persero Tbk PT 8,369,208 2,703
Canadian Imperial Bank of Commerce 9,900 1,202
DBS Group Holdings Ltd 122,100 3,199
DNB Bank ASA 80,100 1,811
Grupo Financiero Banorte SAB de CV 174,759 1,316
HDFC Bank Ltd ADR 15,362 942
ICICI Bank Ltd ADR 142,138 2,692
Kasikornbank PCL 252,600 1,221
Kotak Mahindra Bank Ltd 50,982 1,171
Lloyds Banking Group PLC 4,678,620 2,849
Mediobanca Banca di Credito Finanziario SpA 168,528 1,703
Nordea Bank Abp 128,697 1,325
PT Bank Central Asia Tbk 2,397,600 1,333
Toronto-Dominion Bank/The 40,500 3,213
United Overseas Bank Ltd 85,600 2,003
$ 29,501
Biotechnology - 1 .16%
CSL Ltd 10,613 2,119
Genmab A/S
(d)
2,935 1,060
$ 3,179
Building Materials - 4 .15%
Beijing New Building Materials PLC 136,397 647
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
184,100 1,293
China Lesso Group Holdings Ltd 725,000 870
Cie de Saint-Gobain 50,162 2,985
CRH PLC 61,116 2,438
Geberit AG 1,936 1,193
Kingspan Group PLC 10,394 1,005
Voltas Ltd 55,058 900
$ 11,331
Chemicals - 2 .39%
Air Liquide SA 10,012 1,752
Koninklijke DSM NV 8,533 1,526
Nippon Sanso Holdings Corp 32,700 622
Nutrien Ltd 10,600 1,096
Shin-Etsu Chemical Co Ltd 10,100 1,534
$ 6,530
Commercial Services - 0 .46%
TechnoPro Holdings Inc 46,300 1,251
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4 .31%
Capgemini SE 14,727 $ 3,268
Globant SA
(d)
2,965 777
Infosys Ltd 145,205 3,636
Logitech International SA 25,357 1,885
Nomura Research Institute Ltd 41,200 1,344
WNS Holdings Ltd ADR
(d)
9,892 846
$ 11,756
Consumer Products - 0 .88%
Hindustan Unilever Ltd 37,011 996
Reckitt Benckiser Group PLC 18,430 1,406
$ 2,402
Cosmetics & Personal Care - 1 .22%
L'Oreal SA 8,330 3,327
Distribution & Wholesale - 2 .21%
Bunzl PLC 28,980 1,124
Ferguson PLC 14,312 1,939
ITOCHU Corp
(e)
71,300 2,412
Pop Mart International Group Ltd
(d),(f)
126,400 545
$ 6,020
Diversified Financial Services - 2 .25%
Banca Generali SpA 19,236 712
Euronext NV
(f)
7,604 691
Housing Development Finance Corp Ltd 59,875 1,872
KB Financial Group Inc 26,103 1,308
SBI Holdings Inc/Japan
(e)
24,800 626
St James's Place PLC 49,563 934
$ 6,143
Electric - 1 .44%
Enel SpA 241,058 1,609
Iberdrola SA 211,358 2,310
$ 3,919
Electrical Components & Equipment - 0 .52%
Delta Electronics Inc 154,000 1,428
Electronics - 0 .83%
Hoya Corp 19,796 2,256
Engineering & Construction - 0 .50%
Vinci SA 13,364 1,365
Food - 4 .57%
Ajinomoto Co Inc 35,800 1,016
Danone SA 25,207 1,393
Dino Polska SA
(d),(f)
10,310 832
Nestle SA 40,120 5,216
Seven & i Holdings Co Ltd 68,000 3,242
Want Want China Holdings Ltd 818,000 755
$ 12,454
Healthcare - Products - 2 .07%
Alcon Inc 25,007 1,981
Getinge AB 34,504 1,375
Sartorius Stedim Biotech 1,759 720
Siemens Healthineers AG
(f)
25,353 1,571
$ 5,647
Healthcare - Services - 1 .48%
ICON PLC
(d)
7,622 1,854
Lonza Group AG 3,028 2,194
$ 4,048
Home Builders - 1 .18%
Daiwa House Industry Co Ltd 25,300 660
Persimmon PLC 47,112 1,321
Taylor Wimpey PLC 720,076 1,226
$ 3,207
Home Furnishings - 2 .25%
Haier Smart Home Co Ltd 313,600 1,003
Howden Joinery Group PLC 140,018 1,404
Sony Group Corp 36,300 3,734
$ 6,141

Schedule of Investments
Diversified International Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .95%
AIA Group Ltd 305,000 $ 3,185
AXA SA 68,860 2,016
Fairfax Financial Holdings Ltd 2,800 1,527
ICICI Lombard General Insurance Co Ltd
(f)
33,810 590
Legal & General Group PLC 279,450 991
Sampo Oyj 30,292 1,480
Tryg A/S 40,075 974
$ 10,763
Internet - 0 .20%
East Money Information Co Ltd 134,997 534
Leisure Products & Services - 1 .06%
Shimano Inc 8,400 1,924
Yamaha Motor Co Ltd 42,700 957
$ 2,881
Machinery - Construction & Mining - 0 .86%
Mitsubishi Heavy Industries Ltd 29,800 978
Weir Group PLC/The 64,042 1,367
$ 2,345
Machinery - Diversified - 3 .19%
Atlas Copco AB - A Shares 30,425 1,579
Ebara Corp 41,600 2,308
GEA Group AG 22,573 925
Keyence Corp 4,000 1,855
NARI Technology Co Ltd 168,399 828
Omron Corp 9,500 632
Shanghai Friendess Electronic Technology Corp
Ltd
12,332 580
$ 8,707
Mining - 2 .65%
Anglo American PLC 45,749 2,377
Franco-Nevada Corp 17,087 2,726
Rio Tinto Ltd 23,790 2,127
$ 7,230
Miscellaneous Manufacturers - 0 .62%
JSR Corp 29,300 863
Pidilite Industries Ltd 25,821 834
$ 1,697
Oil & Gas - 5 .12%
BP PLC 501,590 2,459
Cenovus Energy Inc 66,000 1,100
Equinor ASA 70,095 2,617
Inpex Corp 97,500 1,146
LUKOIL PJSC ADR 8,201 —
Petroleo Brasileiro SA ADR 87,123 1,290
Reliance Industries Ltd 57,640 1,994
Shell PLC 74,318 2,037
TotalEnergies SE 19,824 1,003
Tourmaline Oil Corp 6,900 318
$ 13,964
Pharmaceuticals - 6 .67%
AstraZeneca PLC 37,016 4,909
Dechra Pharmaceuticals PLC 11,862 630
Novo Nordisk A/S 44,075 4,889
Roche Holding AG 14,748 5,835
Sanofi 17,402 1,779
UCB SA 1,166 139
$ 18,181
Private Equity - 3 .32%
3i Group PLC 211,872 3,831
Brookfield Asset Management Inc 73,869 4,176
Intermediate Capital Group PLC 44,794 1,040
$ 9,047
Real Estate - 0 .21%
Tokyo Tatemono Co Ltd 37,900 568
REITs - 0 .51%
Segro PLC 79,037 1,389
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3 .58%
Alimentation Couche-Tard Inc 59,746 $ 2,691
Bosideng International Holdings Ltd 2,024,000 938
Home Product Center PCL 1,100,400 521
JD Sports Fashion PLC
(d)
727,346 1,401
Li Ning Co Ltd 154,500 1,312
Wal-Mart de Mexico SAB de CV 706,422 2,895
$ 9,758
Semiconductors - 8 .97%
ASM International NV 3,112 1,133
ASML Holding NV 8,680 5,800
MediaTek Inc 51,000 1,587
Nordic Semiconductor ASA
(d)
26,871 684
Novatek Microelectronics Corp 59,000 868
Renesas Electronics Corp
(d)
151,100 1,751
Samsung Electronics Co Ltd 92,281 5,281
Taiwan Semiconductor Manufacturing Co Ltd 359,140 7,367
$ 24,471
Software - 0 .43%
Dassault Systemes SE 24,027 1,180
Telecommunications - 1 .57%
Nice Ltd ADR
(d)
2,724 597
Nippon Telegraph & Telephone Corp
(e)
84,300 2,449
SoftBank Group Corp 27,800 1,243
$ 4,289
Toys, Games & Hobbies - 1 .41%
Nintendo Co Ltd 7,600 3,836
Transportation - 2 .79%
Canadian National Railway Co 22,928 3,076
Canadian Pacific Railway Ltd 37,200 3,070
Deutsche Post AG 30,822 1,472
$ 7,618
TOTAL COMMON STOCKS $ 269,090
Total Investments $ 277,742
Other Assets and Liabilities -  (1.84)% (5,025)
TOTAL NET ASSETS - 100.00% $ 272,717
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,725 or
2.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,432 or 1.99% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,229 or 1.55% of net assets.

Schedule of Investments
Diversified International Account
March 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 16 .53%
United Kingdom 12 .70%
France 9 .70%
Canada 9 .48%
Switzerland 6 .71%
India 6 .04%
Taiwan 4 .12%
Netherlands 3 .35%
United States 3 .17%
Korea, Republic Of 3 .10%
China 3 .07%
Denmark 2 .55%
Germany 1 .99%
Ireland 1 .94%
Singapore 1 .90%
Norway 1 .87%
Italy 1 .76%
Australia 1 .55%
Mexico 1 .54%
Hong Kong 1 .52%
Indonesia 1 .48%
Sweden 1 .18%
Finland 1 .03%
Spain 0 .85%
Thailand 0 .64%
Israel 0 .52%
Brazil 0 .47%
Panama 0 .43%
Poland 0 .31%
Uruguay 0 .29%
Belgium 0 .05%
Russian Federation 0 .00%
Other Assets and Liabilities
( 1 .84 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 115 $ 21,700 $ 18,888 $ 2,927
$ 115 $ 21,700 $ 18,888 $ 2,927
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .96 % Shares Held Value (000's)
Money Market Funds - 1 .96%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
13,828,538 $ 13,829
TOTAL INVESTMENT COMPANIES $ 13,829
COMMON STOCKS - 97 .98 % Shares Held Value (000's)
Apparel - 1 .49%
NIKE Inc 78,409 $ 10,551
Automobile Manufacturers - 2 .22%
PACCAR Inc 177,844 15,663
Automobile Parts & Equipment - 2 .00%
Magna International Inc 219,468 14,114
Banks - 10 .12%
Bank of America Corp 216,404 8,920
First Republic Bank/CA 81,321 13,182
JPMorgan Chase & Co 130,925 17,848
Morgan Stanley 195,627 17,098
PNC Financial Services Group Inc/The 78,231 14,430
$ 71,478
Beverages - 2 .02%
Coca-Cola Co/The 230,167 14,270
Biotechnology - 1 .77%
Corteva Inc 217,425 12,498
Chemicals - 2 .26%
Air Products and Chemicals Inc 38,454 9,610
PPG Industries Inc 48,564 6,365
$ 15,975
Computers - 1 .88%
Apple Inc 76,126 13,292
Diversified Financial Services - 3 .72%
BlackRock Inc 23,461 17,928
Discover Financial Services 76,049 8,380
$ 26,308
Electric - 5 .46%
Eversource Energy 84,092 7,416
NextEra Energy Inc 140,887 11,935
Sempra Energy 25,487 4,285
WEC Energy Group Inc 73,083 7,294
Xcel Energy Inc 105,523 7,616
$ 38,546
Electronics - 0 .16%
Honeywell International Inc 5,735 1,116
Food - 3 .40%
Hormel Foods Corp 325,113 16,757
Tyson Foods Inc 81,360 7,292
$ 24,049
Healthcare - Products - 5 .80%
Abbott Laboratories 154,514 18,288
Medtronic PLC 140,438 15,582
STERIS PLC 29,268 7,076
$ 40,946
Healthcare - Services - 1 .12%
UnitedHealth Group Inc 15,539 7,924
Insurance - 3 .74%
Chubb Ltd 63,463 13,575
Fidelity National Financial Inc 262,831 12,836
$ 26,411
Machinery - Construction & Mining - 0 .74%
Caterpillar Inc 23,402 5,214
Machinery - Diversified - 2 .48%
Deere & Co 42,216 17,539
Media - 2 .28%
Cable One Inc 3,792 5,553
Comcast Corp - Class A 225,103 10,539
$ 16,092
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 3 .59%
Parker-Hannifin Corp 55,852 $ 15,849
Trane Technologies PLC 62,359 9,522
$ 25,371
Oil & Gas - 4 .94%
Chevron Corp 56,727 9,237
EOG Resources Inc 113,517 13,534
Marathon Petroleum Corp 141,566 12,104
$ 34,875
Pharmaceuticals - 10 .57%
Becton Dickinson and Co 56,926 15,142
Eli Lilly & Co 6,033 1,728
Merck & Co Inc 219,759 18,031
Novartis AG ADR 140,758 12,352
Pfizer Inc 215,602 11,162
Roche Holding AG ADR 328,847 16,248
$ 74,663
Pipelines - 1 .73%
Enterprise Products Partners LP 473,011 12,208
Private Equity - 2 .25%
KKR & Co Inc 271,390 15,868
REITs - 4 .55%
Alexandria Real Estate Equities Inc 65,686 13,219
Digital Realty Trust Inc 81,324 11,532
Realty Income Corp 106,507 7,381
$ 32,132
Retail - 3 .57%
Costco Wholesale Corp 23,589 13,584
Starbucks Corp 65,825 5,988
Target Corp 26,779 5,683
$ 25,255
Semiconductors - 3 .68%
Microchip Technology Inc 180,223 13,542
Taiwan Semiconductor Manufacturing Co Ltd
ADR
119,453 12,454
$ 25,996
Software - 3 .37%
Fidelity National Information Services Inc 70,303 7,060
Microsoft Corp 31,826 9,812
SAP SE ADR 62,491 6,934
$ 23,806
Telecommunications - 4 .94%
BCE Inc 343,734 19,063
Verizon Communications Inc 311,003 15,843
$ 34,906
Transportation - 2 .13%
Expeditors International of Washington Inc 66,759 6,887
Union Pacific Corp 29,985 8,192
$ 15,079
TOTAL COMMON STOCKS $ 692,145
Total Investments $ 705,974
Other Assets and Liabilities -  0.06% 417
TOTAL NET ASSETS - 100.00% $ 706,391
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Equity Income Account
March 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 24 .68%
Financial 24 .38%
Consumer, Cyclical 9 .28%
Industrial 9 .10%
Technology 8 .93%
Communications 7 .22%
Energy 6 .67%
Utilities 5 .46%
Basic Materials 2 .26%
Money Market Funds 1 .96%
Other Assets and Liabilities
0 .06%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,037 $ 56,243 $ 53,451 $ 13,829
$ 11,037 $ 56,243 $ 53,451 $ 13,829
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .59 % Shares Held Value (000's)
Money Market Funds - 7 .59%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
14,692,594 $ 14,693
TOTAL INVESTMENT COMPANIES $ 14,693
BONDS - 17 .29%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 8 .33%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 113 $ 113
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 379 378
BMW Vehicle Lease Trust 2021-1
0.20%, 03/27/2023 325 325
BMW Vehicle Owner Trust 2020-A
0.48%, 10/25/2024 2,169 2,152
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 1,100 1,090
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 356 356
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 423 420
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 1,515 1,500
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 1,346 1,336
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 1,450 1,434
Drive Auto Receivables Trust 2021-2
0.36%, 05/15/2024 1,027 1,025
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 311 310
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 1,490 1,479
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(d)
275 275
Santander Consumer Auto Receivables Trust
2021-A
0.23%, 11/15/2023
(d)
153 153
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 112 112
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 1,440 1,429
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
746 743
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(d)
1,104 1,096
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 407 404
$ 16,130
Commercial Mortgage Backed Securities - 0 .61%
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 132 132
Ginnie Mae
0.10%, 02/16/2055
(e),(f)
10,651 30
0.52%, 04/16/2047
(e),(f)
6,482 101
0.54%, 11/16/2052
(e),(f)
7,137 111
0.56%, 03/16/2060
(e),(f)
2,217 100
2.60%, 05/16/2059 303 290
2.60%, 03/16/2060 435 418
$ 1,182
Mortgage Backed Securities - 6 .44%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(d),(f)
118 115
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae Grantor Trust 2005-T1
0.81%, 05/25/2035 $ 127 $ 127
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
729 102
Fannie Mae REMICS
1.52%, 06/25/2045
(e)
1,706 64
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10/25/2040
(e)
490 23
3.00%, 04/25/2042 170 168
3.00%, 05/25/2048 97 97
3.00%, 01/25/2051
(e)
2,205 343
3.50%, 01/25/2040
(e)
60 —
4.50%, 04/25/2045
(e)
1,418 243
7.00%, 04/25/2032 63 69
Freddie Mac REMICS
1.50%, 04/15/2028 432 418
1.60%, 05/15/2038
(e)
1,641 65
1.00 x 12 Month Treasury Average Index
+ 0.00%
3.00%, 11/15/2035 872 876
3.00%, 10/15/2041 90 90
3.00%, 04/15/2046 125 125
3.00%, 03/25/2051
(e)
3,018 411
3.50%, 08/15/2040
(e)
114 1
Ginnie Mae
2.00%, 12/20/2050
(e)
4,271 478
2.50%, 10/20/2050
(e)
2,624 311
2.50%, 12/20/2050
(e)
1,711 213
2.50%, 01/20/2051
(e)
3,954 474
3.00%, 07/20/2050
(e)
1,508 208
3.00%, 08/20/2050
(e)
2,574 353
3.00%, 09/20/2050
(e)
2,566 352
3.00%, 09/20/2050
(e)
2,672 382
3.00%, 10/20/2050
(e)
1,797 234
3.00%, 11/20/2050
(e)
3,483 431
3.00%, 11/20/2050
(e)
2,198 307
3.00%, 12/20/2050
(e)
1,405 183
3.00%, 01/20/2051
(e)
2,799 377
3.50%, 10/20/2044
(e)
2,774 289
3.50%, 10/20/2049
(e)
2,230 350
4.00%, 02/20/2044
(e)
1,116 81
4.00%, 04/20/2044
(e)
706 58
4.00%, 01/20/2046
(e)
494 32
5.65%, 06/20/2046
(e)
380 65
(1.00) x 1 Month USD LIBOR + 6.10%
5.69%, 12/20/2043
(e)
870 141
(1.00) x 1 Month USD LIBOR + 6.14%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
144 141
JP Morgan Mortgage Trust 2017-3
3.77%, 08/25/2047
(d),(f)
524 516
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(d),(f)
1,069 1,088
New Residential Mortgage Loan Trust 2015-2
5.45%, 08/25/2055
(d),(f)
883 895
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(f)
184 185
Sequoia Mortgage Trust 2017-3
3.74%, 04/25/2047
(d),(f)
437 432
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
550 557
$ 12,470

Schedule of Investments
Government & High Quality Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 1 .91%
Chase Funding Trust Series 2004-1
0.92%, 12/25/2033 $ 77 $ 74
1.00 x 1 Month USD LIBOR + 0.46%
HPEFS Equipment Trust
0.69%, 07/22/2030
(d)
1,505 1,502
1.02%, 05/21/2029
(d)
2,155 2,130
$ 3,706
TOTAL BONDS $ 33,488
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99 .72%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 5 .49%
2.00%, 10/01/2031 $ 333 $ 325
2.23%, 09/01/2032 7 7
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
2.50%, 02/01/2028 281 278
3.00%, 02/01/2027 93 94
3.00%, 01/01/2031 275 278
3.00%, 01/01/2033 532 539
3.00%, 03/01/2037 182 181
3.00%, 08/01/2042 306 306
3.00%, 10/01/2042 540 540
3.00%, 10/01/2042 285 285
3.00%, 05/01/2043 401 401
3.00%, 10/01/2046 501 497
3.50%, 02/01/2032 504 511
3.50%, 04/01/2042 694 709
3.50%, 05/01/2042 338 345
3.50%, 07/01/2042 1,048 1,069
3.50%, 02/01/2044 397 403
4.00%, 07/01/2042 505 529
4.00%, 01/01/2043 505 529
4.00%, 06/01/2043 513 536
4.00%, 10/01/2045 644 673
4.50%, 11/01/2043 487 520
5.00%, 10/01/2025 40 42
5.00%, 02/01/2033 79 86
5.00%, 06/01/2033 102 108
5.00%, 01/01/2034 240 260
5.00%, 07/01/2035 51 55
5.00%, 07/01/2035 4 5
5.00%, 07/01/2035 12 13
5.00%, 10/01/2035 20 21
5.50%, 03/01/2033 56 61
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 14 15
6.00%, 12/01/2023 1 1
6.00%, 05/01/2031 7 8
6.00%, 12/01/2031 6 7
6.00%, 11/01/2033 29 31
6.00%, 09/01/2034 27 29
6.00%, 02/01/2035 14 15
6.00%, 10/01/2036 22 24
6.00%, 03/01/2037 29 31
6.00%, 01/01/2038 45 50
6.00%, 04/01/2038 18 19
6.50%, 05/01/2023 2 2
6.50%, 04/01/2024 1 1
6.50%, 04/01/2026 1 1
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 2 2
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 8 8
6.50%, 11/01/2028 2 2
6.50%, 12/01/2028 4 4
6.50%, 03/01/2029 2 2
6.50%, 07/01/2031 16 17
6.50%, 08/01/2031 4 4
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 10/01/2031 $ 7 $ 7
6.50%, 10/01/2031 4 5
6.50%, 12/01/2031 7 8
6.50%, 02/01/2032 7 8
6.50%, 05/01/2032 17 19
6.50%, 04/01/2035 4 4
7.00%, 12/01/2023 1 1
7.00%, 01/01/2024 1 —
7.00%, 09/01/2027 2 2
7.00%, 01/01/2028 13 13
7.00%, 04/01/2028 8 9
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 3 3
7.00%, 10/01/2031 8 8
7.00%, 04/01/2032 25 27
7.50%, 10/01/2030 5 5
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 5 5
8.00%, 10/01/2030 9 10
8.50%, 07/01/2029 13 14
$ 10,634
Federal National Mortgage Association (FNMA) - 0 .40%
1.95%, 12/01/2033 34 34
1.00 x 12 Month USD LIBOR + 1.70%
2.02%, 12/01/2032 9 9
1.00 x 12 Month USD LIBOR + 1.64%
3.00%, 04/01/2043 535 540
5.50%, 05/01/2033 11 11
6.00%, 05/01/2037 122 131
6.50%, 08/01/2025 9 10
6.50%, 11/01/2032 11 12
7.00%, 08/01/2028 8 8
7.00%, 12/01/2028 7 8
8.00%, 05/01/2027 2 2
$ 765
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 64 .48%
1.50%, 10/01/2036 1,923 1,825
2.00%, 02/01/2032 219 214
2.00%, 11/01/2035 1,000 972
2.00%, 11/01/2035 1,478 1,438
2.00%, 04/01/2037
(g)
5,750 5,584
2.00%, 10/01/2050 887 826
2.00%, 03/01/2051 2,120 1,975
2.00%, 05/01/2051 4,931 4,589
2.00%, 07/01/2051 2,673 2,484
2.00%, 09/01/2051 3,430 3,188
2.00%, 09/01/2051 1,540 1,432
2.00%, 11/01/2051 1,971 1,834
2.00%, 11/01/2051 3,066 2,853
2.00%, 11/01/2051 1,669 1,551
2.00%, 11/01/2051 1,981 1,841
2.00%, 12/01/2051 1,967 1,828
2.00%, 12/01/2051 2,945 2,740
2.00%, 12/01/2051 1,977 1,838
2.00%, 12/01/2051 2,977 2,772
2.00%, 01/01/2052 3,960 3,684
2.00%, 01/01/2052 1,989 1,849
2.00%, 02/01/2052 2,246 2,089
2.50%, 06/01/2027 430 426
2.50%, 08/01/2028 339 336
2.50%, 12/01/2031 465 460
2.50%, 09/01/2032 312 309
2.50%, 08/01/2035 1,349 1,337
2.50%, 10/01/2035 1,532 1,516
2.50%, 04/01/2050 1,125 1,076
2.50%, 06/01/2050 1,264 1,210
2.50%, 08/01/2050 3,142 3,008

Schedule of Investments
Government & High Quality Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2051 $ 3,998 $ 3,832
2.50%, 04/01/2052
(g)
6,985 6,664
2.50%, 05/01/2052
(g)
12,800 12,187
3.00%, 05/01/2029 400 404
3.00%, 08/01/2031 799 807
3.00%, 12/01/2034 519 524
3.00%, 10/01/2036 374 375
3.00%, 10/01/2042 894 893
3.00%, 10/01/2046 616 611
3.00%, 08/01/2049 268 264
3.00%, 10/01/2049 648 637
3.00%, 12/01/2049 711 699
3.00%, 01/01/2050 1,085 1,067
3.00%, 02/01/2050 957 941
3.00%, 07/01/2050 1,098 1,076
3.00%, 08/01/2050 819 802
3.00%, 09/01/2050 1,227 1,205
3.00%, 04/01/2052
(g)
5,950 5,820
3.00%, 05/01/2052
(g)
2,000 1,952
3.50%, 08/01/2031 415 430
3.50%, 02/01/2033 646 670
3.50%, 09/01/2033 884 914
3.50%, 06/01/2039 255 263
3.50%, 11/01/2042 716 731
3.50%, 12/01/2042 785 801
3.50%, 02/01/2043 319 326
3.50%, 03/01/2045 623 635
3.50%, 03/01/2045 340 346
3.50%, 09/01/2045 460 469
3.50%, 03/01/2047 555 566
3.50%, 11/01/2048 1,326 1,355
3.50%, 03/01/2050 1,639 1,672
3.50%, 05/01/2052
(g)
2,000 1,997
4.00%, 01/01/2034 243 253
4.00%, 10/01/2037 348 361
4.00%, 02/01/2041 714 747
4.00%, 02/01/2042 457 478
4.00%, 10/01/2043 144 150
4.00%, 08/01/2044 324 339
4.00%, 10/01/2044 913 947
4.00%, 11/01/2044 303 317
4.00%, 08/01/2045 482 504
4.00%, 08/01/2046 770 802
4.00%, 07/01/2047 655 684
4.00%, 10/01/2047 533 554
4.50%, 08/01/2039 864 919
4.50%, 09/01/2043 947 1,010
4.50%, 10/01/2043 522 550
4.50%, 11/01/2043 553 585
4.50%, 09/01/2045 372 396
4.50%, 10/01/2045 539 575
4.50%, 11/01/2045 767 814
5.00%, 05/01/2033 616 669
5.00%, 04/01/2035 57 61
5.00%, 04/01/2035 63 68
5.00%, 07/01/2035 2 3
5.00%, 02/01/2038 237 257
5.00%, 02/01/2040 724 794
5.00%, 07/01/2041 560 609
5.50%, 06/01/2033 35 38
5.50%, 02/01/2037 2 2
5.50%, 03/01/2038 51 56
6.00%, 11/01/2028 10 10
6.00%, 12/01/2031 2 3
6.00%, 01/01/2033 28 31
6.00%, 07/01/2037 62 68
6.00%, 11/01/2037 3 3
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 12/01/2037 $ 6 $ 7
6.00%, 03/01/2038 35 38
6.50%, 09/01/2024 1 1
6.50%, 07/01/2025 6 6
6.50%, 02/01/2026 2 2
6.50%, 05/01/2026 1 2
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 7 7
6.50%, 03/01/2029 4 4
6.50%, 06/01/2031 8 9
6.50%, 01/01/2032 3 3
6.50%, 04/01/2032 2 2
6.50%, 08/01/2032 6 6
6.50%, 02/01/2033 7 8
6.50%, 12/01/2036 10 11
6.50%, 07/01/2037 9 10
6.50%, 07/01/2037 17 18
6.50%, 02/01/2038 19 21
7.00%, 10/01/2029 6 6
7.00%, 05/01/2031 3 3
7.00%, 11/01/2031 13 14
8.00%, 06/01/2030 1 1
$ 124,856
Government National Mortgage Association (GNMA) - 18 .31%
2.00%, 08/20/2050 1,498 1,431
2.00%, 01/20/2051 1,787 1,707
2.00%, 04/01/2052 3,900 3,710
2.50%, 06/20/2050 3,212 3,119
2.50%, 05/20/2051 2,990 2,904
2.50%, 04/01/2052 7,300 7,080
3.00%, 11/15/2042 372 371
3.00%, 12/15/2042 828 823
3.00%, 02/15/2043 899 893
3.00%, 05/15/2043 1,063 1,056
3.00%, 07/20/2045 557 556
3.00%, 07/20/2046 296 294
3.00%, 08/20/2046 644 641
3.00%, 09/20/2046 790 789
3.00%, 12/20/2046 399 398
3.00%, 02/20/2047 508 506
3.00%, 08/20/2047 305 304
3.00%, 04/01/2052 2,000 1,976
3.50%, 01/15/2043 697 715
3.50%, 05/15/2043 701 719
3.50%, 06/20/2043 468 477
3.50%, 04/20/2045 325 331
3.50%, 06/20/2046 52 53
3.50%, 02/20/2047 549 559
3.50%, 05/20/2047 565 589
3.50%, 11/20/2047 404 422
4.00%, 08/15/2041 420 443
4.00%, 07/20/2047 406 429
4.00%, 01/20/2048 1,276 1,339
4.50%, 07/15/2040 255 275
5.00%, 09/15/2033 3 3
5.00%, 02/15/2034 154 170
5.00%, 09/15/2039 18 20
5.50%, 11/15/2033 19 20
5.50%, 05/20/2035 63 70
6.00%, 04/20/2026 2 2
6.00%, 05/20/2026 1 1
6.00%, 03/20/2028 1 1
6.00%, 06/20/2028 8 9
6.00%, 07/20/2028 4 4
6.00%, 02/20/2029 3 4
6.00%, 03/20/2029 7 8
6.00%, 07/20/2029 8 8

Schedule of Investments
Government & High Quality Bond Account
March 31, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 07/20/2033 $ 65 $ 73
6.50%, 12/20/2025 4 4
6.50%, 02/20/2026 2 2
6.50%, 03/20/2031 5 6
6.50%, 04/20/2031 6 6
7.00%, 01/15/2028 3 3
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 42 43
7.00%, 01/15/2029 8 9
7.00%, 03/15/2029 3 3
7.00%, 05/15/2031 4 5
7.00%, 09/15/2031 20 23
7.00%, 06/15/2032 39 41
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 1 1
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 1 1
$ 35,453
U.S. Treasury - 3 .71%
1.25%, 12/31/2026 2,000 1,890
1.38%, 11/15/2031 250 229
1.88%, 11/15/2051 250 219
2.13%, 12/31/2022 2,400 2,412
4.50%, 02/15/2036 1,000 1,265
5.25%, 11/15/2028 1,000 1,172
$ 7,187
U.S. Treasury Bill - 7 .33%
0.06%, 04/21/2022
(h)
4,200 4,200
0.06%, 05/12/2022
(h)
5,200 5,199
0.08%, 05/05/2022
(h)
475 475
0.21%, 06/30/2022
(h)
4,330 4,324
$ 14,198
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 193,093
Total Investments $ 241,274
Other Assets and Liabilities -  (24.60)% (47,632)
TOTAL NET ASSETS - 100.00% $ 193,642
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,643 or 4.98% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 95 .73%
Government 11 .04%
Asset Backed Securities 10 .24%
Money Market Funds 7 .59%
Other Assets and Liabilities
( 24 .60 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 17,990 $ 45,103 $ 48,400 $ 14,693
$ 17,990 $ 45,103 $ 48,400 $ 14,693
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2022 Long 93 $ 11,428 $ (328)
US 5 Year Note; June 2022 Short 121 13,877 354
US Long Bond; June 2022 Long 54 8,103 (195)
Total $ (169)
Amounts in thousands except contracts.

Schedule of Investments
International Emerging Markets Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .81 % Shares Held Value (000's)
Money Market Funds - 5 .81%
BlackRock Liquidity FedFund - Institutional
Class 0.24%
(a),(b)
721,284 $ 721
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
3,878,968 3,879
$ 4,600
TOTAL INVESTMENT COMPANIES $ 4,600
COMMON STOCKS - 94 .71 % Shares Held Value (000's)
Agriculture - 0 .56%
SLC Agricola SA 42,480 $ 446
Airlines - 0 .34%
Copa Holdings SA
(d)
3,250 272
Apparel - 0 .42%
Youngone Corp 8,526 333
Automobile Manufacturers - 3 .31%
Ashok Leyland Ltd 302,347 464
Eicher Motors Ltd 11,038 356
Hyundai Motor Co 4,756 702
Kia Corp 13,203 800
Yadea Group Holdings Ltd
(e)
196,000 300
$ 2,622
Automobile Parts & Equipment - 0 .72%
Fuyao Glass Industry Group Co Ltd
(e)
54,400 221
Weichai Power Co Ltd 221,000 346
$ 567
Banks - 7 .66%
Bank Rakyat Indonesia Persero Tbk PT 2,807,276 907
China Merchants Bank Co Ltd 100,500 782
Grupo Financiero Banorte SAB de CV 98,000 738
HDFC Bank Ltd 33,997 655
ICICI Bank Ltd 118,625 1,132
Kasikornbank PCL 90,900 439
Kotak Mahindra Bank Ltd 14,474 332
Saudi National Bank/The 57,609 1,084
$ 6,069
Beverages - 1 .57%
Arca Continental SAB de CV 60,000 407
Kweichow Moutai Co Ltd 1,300 350
Tsingtao Brewery Co Ltd 62,000 487
$ 1,244
Biotechnology - 0 .12%
I-Mab ADR
(d)
5,949 97
Building Materials - 2 .40%
Amber Enterprises India Ltd
(d)
8,725 403
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
84,371 593
China Lesso Group Holdings Ltd 349,000 419
Voltas Ltd 19,309 315
Xinyi Glass Holdings Ltd 70,000 168
$ 1,898
Chemicals - 1 .09%
Asian Paints Ltd 8,170 330
Navin Fluorine International Ltd 6,150 330
Supreme Industries Ltd 7,611 205
$ 865
Coal - 0 .41%
Exxaro Resources Ltd 21,393 324
Commercial Services - 1 .02%
GPS Participacoes e Empreendimentos SA
(e)
83,688 304
MegaStudyEdu Co Ltd 3,927 333
NICE Information Service Co Ltd 10,727 174
$ 811
Computers - 2 .75%
CI&T Inc
(d)
11,295 181
Globant SA
(d)
1,321 346
Infosys Ltd 56,140 1,406
WNS Holdings Ltd ADR
(d)
2,917 249
$ 2,182
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .89%
AKR Corporindo Tbk PT 4,698,000 $ 297
Pop Mart International Group Ltd
(d),(e)
61,100 263
Sendas Distribuidora SA 88,875 306
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
233,542 630
$ 1,496
Diversified Financial Services - 5 .92%
Bajaj Finance Ltd 5,329 506
Banco BTG Pactual SA 77,512 422
BOC Aviation Ltd
(e)
34,800 273
CreditAccess Grameen Ltd
(d)
31,318 349
Fubon Financial Holding Co Ltd 328,916 873
Hong Kong Exchanges & Clearing Ltd 4,300 202
Housing Development Finance Corp Ltd 36,430 1,139
KB Financial Group Inc 18,450 925
$ 4,689
Electric - 0 .63%
China Longyuan Power Group Corp Ltd 222,000 499
Electrical Components & Equipment - 1 .08%
Delta Electronics Inc 58,000 538
Frencken Group Ltd 260,800 316
$ 854
Electronics - 0 .72%
Lotes Co Ltd 11,000 266
Voltronic Power Technology Corp 6,000 303
$ 569
Energy - Alternate Sources - 0 .82%
Sao Martinho SA 70,782 652
Food - 3 .76%
Bid Corp Ltd
(f)
23,720 517
Dino Polska SA
(d),(e)
6,921 558
JBS SA 54,500 429
Nestle India Ltd 1,079 247
Tingyi Cayman Islands Holding Corp 298,000 500
Want Want China Holdings Ltd 787,000 726
$ 2,977
Gas - 0 .44%
China Resources Gas Group Ltd 82,000 345
Hand & Machine Tools - 0 .29%
Techtronic Industries Co Ltd 14,500 232
Healthcare - Products - 1 .07%
Osstem Implant Co Ltd
(g)
6,924 571
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
5,700 275
$ 846
Healthcare - Services - 1 .22%
Hapvida Participacoes e Investimentos SA
(e)
125,847 315
Hygeia Healthcare Holdings Co Ltd
(e)
38,600 148
Pharmaron Beijing Co Ltd
(e)
20,600 248
WuXi AppTec Co Ltd
(e)
16,500 258
$ 969
Home Furnishings - 0 .69%
Haier Smart Home Co Ltd 110,400 353
Vestel Beyaz Esya Sanayi ve Ticaret AS 359,166 194
$ 547
Insurance - 4 .08%
AIA Group Ltd 63,000 658
ICICI Lombard General Insurance Co Ltd
(e)
16,850 294
ICICI Prudential Life Insurance Co Ltd
(e)
30,600 201
PICC Property & Casualty Co Ltd 660,000 672
Ping An Insurance Group Co of China Ltd 111,500 779
Qualitas Controladora SAB de CV 109,500 625
$ 3,229
Internet - 10 .24%
Alibaba Group Holding Ltd
(d)
143,592 1,960
East Money Information Co Ltd 58,193 230
JD.com Inc
(d)
35,757 1,016

Schedule of Investments
International Emerging Markets Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
MercadoLibre Inc
(d)
303 $ 360
My EG Services Bhd 1,923,400 465
Sea Ltd ADR
(d)
2,363 283
Tencent Holdings Ltd 76,600 3,531
Trip.com Group Ltd ADR
(d)
11,377 263
$ 8,108
Investment Companies - 0 .41%
VEF AB
(d)
687,023 321
Iron & Steel - 0 .29%
Hunan Valin Steel Co Ltd 268,996 232
Severstal PAO 9,865 —
$ 232
Lodging - 0 .38%
Galaxy Entertainment Group Ltd 51,000 302
Machinery - Diversified - 1 .22%
NARI Technology Co Ltd 55,094 271
Shanghai Friendess Electronic Technology Corp
Ltd
6,100 287
WEG SA 55,900 410
$ 968
Metal Fabrication & Hardware - 0 .56%
APL Apollo Tubes Ltd
(d)
17,471 210
Astral Ltd 8,869 235
$ 445
Mining - 2 .28%
Anglo American PLC 16,432 854
Ganfeng Lithium Co Ltd
(e)
23,600 332
Impala Platinum Holdings Ltd 40,023 616
Polyus PJSC 216 —
$ 1,802
Miscellaneous Manufacturers - 1 .11%
Elite Material Co Ltd 32,000 284
Pidilite Industries Ltd 6,632 214
Sunny Optical Technology Group Co Ltd 24,100 383
$ 881
Oil & Gas - 5 .43%
Indian Oil Corp Ltd 186,420 291
LUKOIL PJSC ADR 3,858 —
MOL Hungarian Oil & Gas PLC 48,960 430
Petroleo Brasileiro SA 133,900 994
PTT Exploration & Production PCL 88,000 379
Reliance Industries Ltd 63,771 2,206
$ 4,300
Packaging & Containers - 0 .53%
Klabin SA 82,413 420
Pharmaceuticals - 0 .50%
Caplin Point Laboratories Ltd 18,857 168
Grand Pharmaceutical Group Ltd 326,000 230
$ 398
Pipelines - 1 .05%
Gaztransport Et Technigaz SA 7,406 828
Real Estate - 0 .36%
Multiplan Empreendimentos Imobiliarios SA 55,500 285
Retail - 3 .61%
Ace Hardware Indonesia Tbk PT 3,450,700 246
Bosideng International Holdings Ltd 664,000 308
China Meidong Auto Holdings Ltd 54,000 205
China Yongda Automobiles Services Holdings Ltd 228,500 247
Home Product Center PCL 852,000 403
Li Ning Co Ltd 44,000 373
Wal-Mart de Mexico SAB de CV 210,300 862
Yifeng Pharmacy Chain Co Ltd 34,292 215
$ 2,859
Semiconductors - 20 .09%
ASE Technology Holding Co Ltd 79,000 282
ASML Holding NV - NY Reg Shares 648 433
ASPEED Technology Inc 2,000 225
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Hana Materials Inc 5,495 $ 250
Keystone Microtech Corp 25,000 243
MediaTek Inc 37,000 1,151
Novatek Microelectronics Corp 19,400 285
Parade Technologies Ltd 5,000 312
Realtek Semiconductor Corp 30,000 446
RichWave Technology Corp 15,400 101
Samsung Electronics Co Ltd 80,514 4,607
SK Hynix Inc 10,452 1,005
Taiwan Semiconductor Manufacturing Co Ltd 320,164 6,568
$ 15,908
Shipbuilding - 0 .27%
Yangzijiang Shipbuilding Holdings Ltd 189,200 213
Software - 0 .67%
NetEase Inc 29,500 532
Telecommunications - 0 .73%
Millicom International Cellular SA
(d),(f)
6,717 170
Route Mobile Ltd 10,569 214
Shenzhen Transsion Holdings Co Ltd 12,958 194
$ 578
TOTAL COMMON STOCKS $ 75,014
PREFERRED STOCKS - 0 .27 % Shares Held Value (000's)
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 0.00%
(d)
6,701 $ 14
Semiconductors - 0 .25%
Samsung Electronics Co Ltd 1,445.00% 3,931 204
TOTAL PREFERRED STOCKS $ 218
Total Investments $ 79,832
Other Assets and Liabilities -  (0.79)% (629)
TOTAL NET ASSETS - 100.00% $ 79,203
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $721 or
0.91% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,715 or 4.69% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $680 or 0.86% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Emerging Markets Account
March 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
China 23 .74%
India 15 .72%
Taiwan 14 .62%
Korea, Republic Of 12 .51%
Brazil 7 .31%
United States 6 .20%
Mexico 3 .32%
Hong Kong 3 .09%
South Africa 1 .84%
Indonesia 1 .82%
Thailand 1 .54%
Saudi Arabia 1 .37%
United Kingdom 1 .08%
France 1 .05%
Malaysia 0 .99%
Poland 0 .71%
Singapore 0 .70%
Netherlands 0 .55%
Hungary 0 .54%
Argentina 0 .45%
Uruguay 0 .44%
Sweden 0 .41%
Panama 0 .34%
Turkey 0 .24%
Luxembourg 0 .21%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .79 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,835 $ 6,046 $ 4,002 $ 3,879
$ 1,835 $ 6,046 $ 4,002 $ 3,879
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Account I
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .55 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .16%
iShares Russell 1000 Growth ETF 3,500 $ 972
Money Market Funds - 2 .39%
BlackRock Liquidity FedFund - Institutional
Class 0.24%
(a),(b)
2,590,419 2,590
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
11,737,558 11,738
$ 14,328
TOTAL INVESTMENT COMPANIES $ 15,300
CONVERTIBLE PREFERRED STOCKS
- 0 .17 % Shares Held Value (000's)
Automobile Manufacturers - 0 .04%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 228
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 154
Software - 0 .11%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 364
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 291
$ 655
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,037
COMMON STOCKS - 98 .38 % Shares Held Value (000's)
Advertising - 0 .18%
Trade Desk Inc/The
(d)
15,563 $ 1,078
Aerospace & Defense - 1 .11%
HEICO Corp 40 6
HEICO Corp - Class A 69 9
Howmet Aerospace Inc 79 3
L3Harris Technologies Inc 25,375 6,305
Lockheed Martin Corp 588 259
Northrop Grumman Corp 37 17
Spirit AeroSystems Holdings Inc 85 4
TransDigm Group Inc
(d)
42 27
$ 6,630
Agriculture - 0 .03%
Altria Group Inc 2,812 147
Darling Ingredients Inc
(d)
24 2
$ 149
Airlines - 0 .01%
Delta Air Lines Inc
(d)
1,767 70
Apparel - 0 .32%
Columbia Sportswear Co 7 1
Deckers Outdoor Corp
(d)
9 2
Hanesbrands Inc 569 8
NIKE Inc 13,959 1,878
Skechers USA Inc
(d)
41 2
Tapestry Inc 77 3
VF Corp 575 33
$ 1,927
Automobile Manufacturers - 2 .22%
Rivian Automotive Inc
(d),(g)
12,557 631
Rivian Automotive Inc - Lockup Shares
(d),(f)
168,367 8,459
Tesla Inc
(d)
3,930 4,235
TuSimple Holdings Inc
(d),(g)
47 —
$ 13,325
Automobile Parts & Equipment - 0 .04%
Allison Transmission Holdings Inc 217 8
Aptiv PLC
(d)
136 16
Aurora Innovation Inc
(d)
9,278 52
Aurora Innovation Inc - Class B Lockup Shares
(d),(f)
28,047 157
QuantumScape Corp
(d),(g)
481 10
$ 243
Banks - 0 .01%
Citizens Financial Group Inc 207 9
Goldman Sachs Group Inc/The 55 18
Synovus Financial Corp 30 2
Western Alliance Bancorp 146 12
$ 41
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .84%
Boston Beer Co Inc/The
(d)
26 $ 10
Brown-Forman Corp - A Shares 62 4
Brown-Forman Corp - B Shares 59,107 3,961
Coca-Cola Co/The 7,598 471
Monster Beverage Corp
(d)
952 76
PepsiCo Inc 3,178 532
$ 5,054
Biotechnology - 0 .58%
Alnylam Pharmaceuticals Inc
(d)
332 54
Amgen Inc 1,274 308
Certara Inc
(d)
166 3
CureVac NV
(d),(g)
147 3
Exelixis Inc
(d)
733 17
Guardant Health Inc
(d)
247 16
Horizon Therapeutics Plc
(d)
112 12
Illumina Inc
(d)
405 141
Incyte Corp
(d)
437 35
Ionis Pharmaceuticals Inc
(d)
356 13
Iovance Biotherapeutics Inc
(d)
125 2
Maravai LifeSciences Holdings Inc
(d)
303 11
Mirati Therapeutics Inc
(d)
95 8
Moderna Inc
(d)
935 161
Novavax Inc
(d),(g)
207 15
Regeneron Pharmaceuticals Inc
(d)
31 22
Royalty Pharma PLC 531 21
Seagen Inc
(d)
333 48
Ultragenyx Pharmaceutical Inc
(d)
133 10
Vertex Pharmaceuticals Inc
(d)
9,878 2,578
$ 3,478
Building Materials - 0 .02%
Armstrong World Industries Inc 63 6
AZEK Co Inc/The
(d)
169 4
Carrier Global Corp 1,110 51
Fortune Brands Home & Security Inc 94 7
Louisiana-Pacific Corp 17 1
Trex Co Inc
(d)
320 21
$ 90
Chemicals - 1 .14%
Axalta Coating Systems Ltd
(d)
101 3
Celanese Corp 109 16
Chemours Co/The 230 7
Diversey Holdings Ltd
(d)
162 1
Dow Inc 148 9
Ecolab Inc 606 107
FMC Corp 88 12
LyondellBasell Industries NV 89 9
Olin Corp 30 2
PPG Industries Inc 275 36
RPM International Inc 205 17
Sherwin-Williams Co/The 26,479 6,609
Westlake Corp 18 2
$ 6,830
Commercial Services - 3 .90%
Affirm Holdings Inc
(d)
15,310 709
Automatic Data Processing Inc 1,071 244
Block Inc
(d)
7,462 1,012
Booz Allen Hamilton Holding Corp 367 32
Bright Horizons Family Solutions Inc
(d)
132 17
Chegg Inc
(d)
300 11
Cintas Corp 22,698 9,655
CoStar Group Inc
(d)
840 56
Equifax Inc 127 30
Euronet Worldwide Inc
(d)
98 13
FleetCor Technologies Inc
(d)
50 12
Gartner Inc
(d)
222 66
Global Payments Inc 32,567 4,456
GXO Logistics Inc
(d)
228 16
H&R Block Inc 368 10
Legalzoom.com Inc
(d),(g)
157 2

Schedule of Investments
LargeCap Growth Account I
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
MarketAxess Holdings Inc 1,346 $ 458
Mister Car Wash Inc
(d)
169 2
Moody's Corp 427 144
Morningstar Inc 58 16
Paylocity Holding Corp
(d)
110 23
PayPal Holdings Inc
(d)
15,059 1,742
Robert Half International Inc 263 30
Rollins Inc 580 20
S&P Global Inc 10,883 4,464
Sabre Corp
(d)
883 10
Shift4 Payments Inc
(d)
118 7
StoneCo Ltd
(d)
568 7
TransUnion 361 37
United Rentals Inc
(d)
70 25
Verisk Analytics Inc 278 60
WEX Inc
(d)
82 15
$ 23,401
Computers - 4 .86%
Accenture PLC - Class A 1,416 478
Apple Inc 138,813 24,239
Crowdstrike Holdings Inc
(d)
552 125
Dell Technologies Inc 365 18
EPAM Systems Inc
(d)
149 44
Fortinet Inc
(d)
11,910 4,070
Genpact Ltd 25 1
Globant SA
(d)
112 29
HP Inc 1,042 38
NCR Corp
(d)
120 5
NetApp Inc 407 34
Pure Storage Inc
(d)
706 25
Thoughtworks Holding Inc
(d)
44 1
Zscaler Inc
(d)
217 52
$ 29,159
Consumer Products - 0 .02%
Avery Dennison Corp 121 21
Church & Dwight Co Inc 36 4
Clorox Co/The 275 38
Kimberly-Clark Corp 468 58
$ 121
Cosmetics & Personal Care - 1 .41%
Colgate-Palmolive Co 1,223 93
Estee Lauder Cos Inc/The 30,605 8,334
$ 8,427
Distribution & Wholesale - 0 .05%
Copart Inc
(d)
577 72
Core & Main Inc
(d)
78 2
Fastenal Co 1,407 84
IAA Inc
(d)
372 14
Leslie's Inc
(d),(g)
388 7
Pool Corp 108 46
SiteOne Landscape Supply Inc
(d)
62 10
WW Grainger Inc 107 55
$ 290
Diversified Financial Services - 3 .75%
American Express Co 1,087 203
Ameriprise Financial Inc 174 52
Apollo Global Management Inc 652 40
Credit Acceptance Corp
(d)
1 1
Discover Financial Services 444 49
LPL Financial Holdings Inc 219 40
Mastercard Inc 43,585 15,577
Raymond James Financial Inc 26 3
Rocket Cos Inc
(g)
372 4
Synchrony Financial 282 10
T Rowe Price Group Inc 205 31
Upstart Holdings Inc
(d),(g)
133 14
UWM Holdings Corp
(g)
118 1
Visa Inc 29,255 6,488
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Western Union Co/The 274 $ 5
$ 22,518
Electric - 0 .00%
Brookfield Renewable Corp 89 4
NRG Energy Inc 304 12
$ 16
Electrical Components & Equipment - 0 .01%
Generac Holdings Inc
(d)
170 50
Universal Display Corp 119 20
$ 70
Electronics - 0 .60%
Agilent Technologies Inc 745 99
Allegion plc 188 21
Amphenol Corp 43,127 3,249
Coherent Inc
(d)
60 16
Honeywell International Inc 414 81
Jabil Inc 307 19
Keysight Technologies Inc
(d)
224 35
Mettler-Toledo International Inc
(d)
63 87
Vontier Corp 252 6
$ 3,613
Energy - Alternate Sources - 0 .02%
Enphase Energy Inc
(d)
364 73
Fluence Energy Inc
(d),(g)
42 1
Plug Power Inc
(d)
1,413 40
$ 114
Engineering & Construction - 0 .00%
Frontdoor Inc
(d)
160 5
TopBuild Corp
(d)
75 13
$ 18
Entertainment - 0 .31%
Caesars Entertainment Inc
(d)
349 27
Churchill Downs Inc 101 22
DraftKings Inc
(d)
849 17
Live Nation Entertainment Inc
(d)
14,934 1,757
Madison Square Garden Sports Corp
(d)
20 4
Penn National Gaming Inc
(d)
31 1
Six Flags Entertainment Corp
(d)
81 3
Vail Resorts Inc 110 29
$ 1,860
Environmental Control - 0 .01%
Waste Management Inc 185 29
Food - 0 .04%
Beyond Meat Inc
(d),(g)
138 7
Hershey Co/The 346 75
Kellogg Co 308 20
Lamb Weston Holdings Inc 119 7
Pilgrim's Pride Corp
(d)
54 1
Sysco Corp 1,413 115
$ 225
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 158 22
MSA Safety Inc 29 4
Regal Rexnord Corp 38 5
$ 31
Healthcare - Products - 8 .98%
10X Genomics Inc
(d)
232 18
Abbott Laboratories 2,407 285
ABIOMED Inc
(d)
123 41
Adaptive Biotechnologies Corp
(d)
268 4
Align Technology Inc
(d)
7,992 3,484
Avantor Inc
(d)
74,017 2,503
Bio-Techne Corp 108 47
Bruker Corp 282 18
Danaher Corp 92 27
Edwards Lifesciences Corp
(d)
86,345 10,164
Exact Sciences Corp
(d)
436 30
Globus Medical Inc
(d)
12 1

Schedule of Investments
LargeCap Growth Account I
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
IDEXX Laboratories Inc
(d)
235 $ 129
Insulet Corp
(d)
6,487 1,728
Intuitive Surgical Inc
(d)
59,358 17,908
Masimo Corp
(d)
99 14
Natera Inc
(d)
214 9
Novocure Ltd
(d)
282 23
Penumbra Inc
(d)
94 21
Repligen Corp
(d)
142 27
ResMed Inc 358 87
STERIS PLC 32 8
Stryker Corp 21,223 5,674
Tandem Diabetes Care Inc
(d)
160 19
Teleflex Inc 23 8
Thermo Fisher Scientific Inc 19,458 11,492
Waters Corp
(d)
156 48
West Pharmaceutical Services Inc 204 84
$ 53,901
Healthcare - Services - 2 .01%
agilon health Inc
(d)
431 11
Amedisys Inc
(d)
77 13
Catalent Inc
(d)
109 12
Charles River Laboratories International Inc
(d)
130 37
Chemed Corp 10 5
DaVita Inc
(d)
124 14
Encompass Health Corp 153 11
HCA Healthcare Inc 3,893 976
Humana Inc 5,629 2,449
IQVIA Holdings Inc
(d)
260 60
Molina Healthcare Inc
(d)
23 8
Oak Street Health Inc
(d)
245 7
Sotera Health Co
(d)
274 6
Syneos Health Inc
(d)
36 3
UnitedHealth Group Inc 16,584 8,457
$ 12,069
Home Builders - 0 .01%
DR Horton Inc 375 28
NVR Inc
(d)
6 27
PulteGroup Inc 203 8
Thor Industries Inc 60 5
Toll Brothers Inc 123 6
$ 74
Home Furnishings - 0 .00%
Tempur Sealy International Inc 491 14
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 112 14
Insurance - 0 .03%
Alleghany Corp
(d)
4 3
Aon PLC 357 116
Arch Capital Group Ltd
(d)
245 12
Brown & Brown Inc 38 3
Erie Indemnity Co 48 9
Everest Re Group Ltd 24 7
GoHealth Inc
(d)
131 —
Lemonade Inc
(d),(g)
12 —
Lincoln National Corp 76 5
Markel Corp
(d)
6 9
Marsh & McLennan Cos Inc 166 28
RenaissanceRe Holdings Ltd 56 9
$ 201
Internet - 22 .46%
Alphabet Inc - A Shares
(d)
8,770 24,392
Alphabet Inc - C Shares
(d)
8,187 22,865
Amazon.com Inc
(d)
11,496 37,475
Anaplan Inc
(d)
392 26
Booking Holdings Inc
(d)
1,346 3,161
CDW Corp/DE 375 67
Chewy Inc
(d),(g)
111,525 4,548
Coupang Inc
(d)
43,861 775
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
DoorDash Inc - Class A
(d)
7,512 $ 881
eBay Inc 1,731 99
Etsy Inc
(d)
350 44
Expedia Group Inc
(d)
400 78
Figs Inc
(d)
76 2
GoDaddy Inc
(d)
47 4
IAC/InterActiveCorp
(d)
11,166 1,120
Lyft Inc
(d)
802 31
Mandiant Inc
(d)
190 4
Match Group Inc
(d)
99,398 10,809
Meta Platforms Inc
(d)
45,941 10,216
Netflix Inc
(d)
9,695 3,631
NortonLifeLock Inc 401 11
Okta Inc
(d)
348 53
Opendoor Technologies Inc
(d)
251 2
Palo Alto Networks Inc
(d)
267 166
Pinterest Inc
(d)
128,248 3,156
Roku Inc
(d)
324 41
Shopify Inc
(d)
8,145 5,506
Snap Inc Class A
(d)
77,486 2,789
Spotify Technology SA
(d)
16,768 2,533
TripAdvisor Inc
(d)
168 5
Twitter Inc
(d)
226 9
Uber Technologies Inc
(d)
3,821 136
Vimeo Inc
(d)
365 4
Wayfair Inc
(d)
116 13
Wix.com Ltd
(d)
147 15
Zendesk Inc
(d)
328 39
Zillow Group Inc - A Shares
(d)
163 8
Zillow Group Inc - C Shares
(d)
467 23
$ 134,737
Iron & Steel - 0 .00%
Steel Dynamics Inc 97 8
Leisure Products & Services - 0 .28%
Brunswick Corp/DE 28 2
Peloton Interactive Inc
(d)
61,957 1,637
Planet Fitness Inc
(d)
157 13
Polaris Inc 109 12
Virgin Galactic Holdings Inc
(d),(g)
455 5
YETI Holdings Inc
(d)
235 14
$ 1,683
Lodging - 0 .05%
Boyd Gaming Corp 48 3
Choice Hotels International Inc 95 14
Hilton Worldwide Holdings Inc
(d)
506 77
Las Vegas Sands Corp
(d)
914 36
Marriott International Inc/MD
(d)
751 132
Travel + Leisure Co 154 9
Wyndham Hotels & Resorts Inc 159 13
Wynn Resorts Ltd
(d)
291 23
$ 307
Machinery - Construction & Mining - 0 .05%
BWX Technologies Inc 192 10
Caterpillar Inc 1,292 288
Vertiv Holdings Co 887 13
$ 311
Machinery - Diversified - 1 .61%
AGCO Corp 17 3
Cognex Corp 472 36
Deere & Co 773 321
Graco Inc 288 20
IDEX Corp 34,818 6,676
Ingersoll Rand Inc 49,436 2,489
Middleby Corp/The
(d)
45 7
Nordson Corp 28 6
Rockwell Automation Inc 195 55
Toro Co/The 278 24
Xylem Inc/NY 325 28
$ 9,665

Schedule of Investments
LargeCap Growth Account I
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .05%
Altice USA Inc
(d)
412 $ 5
Cable One Inc 7 10
Charter Communications Inc
(d)
317 173
FactSet Research Systems Inc 92 40
Nexstar Media Group Inc 7 1
Walt Disney Co/The
(d)
256 35
World Wrestling Entertainment Inc 105 7
$ 271
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 167 20
Mining - 0 .01%
Freeport-McMoRan Inc 1,185 59
Southern Copper Corp 212 16
$ 75
Miscellaneous Manufacturers - 0 .05%
3M Co 232 34
Axon Enterprise Inc
(d)
179 25
Carlisle Cos Inc 53 13
Donaldson Co Inc 42 2
Illinois Tool Works Inc 782 164
Parker-Hannifin Corp 60 17
Trane Technologies PLC 315 48
$ 303
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
148 61
Oil & Gas - 0 .03%
Continental Resources Inc/OK 18 1
Coterra Energy Inc 350 9
Diamondback Energy Inc 236 32
EOG Resources Inc 191 23
Hess Corp 52 6
Occidental Petroleum Corp 296 17
Pioneer Natural Resources Co 266 66
Texas Pacific Land Corp 16 22
$ 176
Oil & Gas Services - 0 .00%
Halliburton Co 130 5
Packaging & Containers - 0 .01%
Ball Corp 259 23
Crown Holdings Inc 42 5
Graphic Packaging Holding Co 220 5
Sealed Air Corp 222 15
$ 48
Pharmaceuticals - 4 .73%
AbbVie Inc 4,897 794
Becton Dickinson and Co 7,497 1,994
Cardinal Health Inc 461 26
Cigna Corp 26,921 6,450
Dexcom Inc
(d)
18,795 9,616
Eli Lilly & Co 1,856 531
Herbalife Nutrition Ltd
(d)
46 1
McKesson Corp 61 19
Neurocrine Biosciences Inc
(d)
258 24
Sarepta Therapeutics Inc
(d)
229 18
Zoetis Inc 47,306 8,922
$ 28,395
Pipelines - 0 .02%
Cheniere Energy Inc 647 90
New Fortress Energy Inc 73 3
$ 93
Private Equity - 0 .05%
Ares Management Corp 344 28
Blackstone Inc 1,942 246
$ 274
Real Estate - 0 .00%
CBRE Group Inc 49 4
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 1 .55%
American Tower Corp 1,249 $ 314
Crown Castle International Corp 1,192 220
Equinix Inc 176 131
Equity LifeStyle Properties Inc 253 19
Extra Space Storage Inc 32 7
Iron Mountain Inc 556 31
Lamar Advertising Co 207 24
Public Storage 320 125
SBA Communications Corp 24,216 8,332
Simon Property Group Inc 783 103
$ 9,306
Retail - 5 .12%
AutoZone Inc
(d)
12 25
Bath & Body Works Inc 388 19
Best Buy Co Inc 156 14
Burlington Stores Inc
(d)
172 31
CarMax Inc
(d)
39 4
Carvana Co
(d)
10,388 1,240
Chipotle Mexican Grill Inc
(d)
1,568 2,480
Costco Wholesale Corp 15,730 9,058
Darden Restaurants Inc 243 32
Dollar General Corp 13,748 3,060
Domino's Pizza Inc 69 28
Five Below Inc
(d)
152 24
Floor & Decor Holdings Inc
(d)
280 23
Freshpet Inc
(d)
112 12
GameStop Corp
(d),(g)
177 30
Home Depot Inc/The 2,896 867
Lithia Motors Inc 6 2
Lowe's Cos Inc 1,869 378
Lululemon Athletica Inc
(d)
23,726 8,665
McDonald's Corp 367 91
Nordstrom Inc 257 7
Olaplex Holdings Inc
(d)
48 1
O'Reilly Automotive Inc
(d)
57 39
Petco Health & Wellness Co Inc
(d),(g)
10 —
RH
(d)
48 16
Ross Stores Inc 41,541 3,757
Starbucks Corp 3,189 290
Target Corp 595 126
TJX Cos Inc/The 3,307 200
Tractor Supply Co 314 73
Ulta Beauty Inc
(d)
146 58
Victoria's Secret & Co
(d)
119 6
Vroom Inc
(d)
93 —
Wendy's Co/The 491 11
Williams-Sonoma Inc 155 23
Yum China Holdings Inc 92 4
Yum! Brands Inc 68 8
$ 30,702
Semiconductors - 5 .53%
Advanced Micro Devices Inc
(d)
23,192 2,536
Allegro MicroSystems Inc
(d)
111 3
Analog Devices Inc 579 96
Applied Materials Inc 2,458 324
ASML Holding NV - NY Reg Shares 6,713 4,484
Azenta Inc 166 14
Broadcom Inc 1,119 704
Entegris Inc 371 49
GLOBALFOUNDRIES Inc
(d)
76 5
IPG Photonics Corp
(d)
7 1
KLA Corp 420 154
Lam Research Corp 390 210
Microchip Technology Inc 1,267 95
Micron Technology Inc 426 33
MKS Instruments Inc 128 19
Monolithic Power Systems Inc 125 61
NVIDIA Corp 61,407 16,755
NXP Semiconductors NV 36,320 6,722

Schedule of Investments
LargeCap Growth Account I
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
ON Semiconductor Corp
(d)
632 $ 39
QUALCOMM Inc 3,127 478
Skyworks Solutions Inc 214 28
Teradyne Inc 450 53
Texas Instruments Inc 1,584 291
$ 33,154
Software - 24 .06%
Adobe Inc
(d)
17,598 8,019
Alteryx Inc
(d)
162 12
ANSYS Inc
(d)
101 32
Aspen Technology Inc
(d)
184 30
Atlassian Corp PLC
(d)
8,042 2,363
Autodesk Inc
(d)
37,119 7,957
Avalara Inc
(d)
236 24
Bentley Systems Inc 380 17
Bill.com Holdings Inc
(d)
258 59
Broadridge Financial Solutions Inc 289 45
C3.ai Inc
(d)
48 1
Cadence Design Systems Inc
(d)
760 125
CDK Global Inc 51 3
Citrix Systems Inc 121 12
Cloudflare Inc
(d)
684 82
Coupa Software Inc
(d)
40,591 4,125
Datadog Inc
(d)
702 106
Definitive Healthcare Corp
(d)
13 —
DocuSign Inc
(d)
533 57
DoubleVerify Holdings Inc
(d)
143 4
Dropbox Inc - A Shares
(d)
821 19
Duck Creek Technologies Inc
(d)
45 1
Dynatrace Inc
(d)
511 24
Elastic NV
(d)
202 18
Everbridge Inc
(d)
106 5
Fair Isaac Corp
(d)
71 33
Fiserv Inc
(d)
52,969 5,371
Five9 Inc
(d)
185 20
HashiCorp Inc
(d),(g)
2,800 151
HubSpot Inc
(d)
124 59
Informatica Inc
(d),(g)
66 1
Intuit Inc 41,208 19,814
Jack Henry & Associates Inc 52 10
Jamf Holding Corp
(d)
125 4
Magic Leap Inc
(d),(e),(f)
371 7
Manhattan Associates Inc
(d)
92 13
Microsoft Corp 153,418 47,301
MongoDB Inc
(d)
6,417 2,846
MSCI Inc 156 78
nCino Inc
(d)
154 6
New Relic Inc
(d)
141 9
Nutanix Inc
(d)
581 16
Oracle Corp 4,166 345
Palantir Technologies Inc
(d)
4,587 63
Paychex Inc 777 106
Paycom Software Inc
(d)
136 47
Paycor HCM Inc
(d)
94 3
Pegasystems Inc 106 9
Playtika Holding Corp
(d)
287 6
Procore Technologies Inc
(d)
118 7
PTC Inc
(d)
290 31
RingCentral Inc
(d)
225 26
Roper Technologies Inc 14,971 7,070
salesforce.com Inc
(d)
37,560 7,974
SentinelOne Inc
(d),(g)
31,359 1,215
ServiceNow Inc
(d)
29,088 16,199
Skillz Inc
(d),(g)
845 3
Smartsheet Inc
(d)
335 18
Snowflake Inc - Class A
(d)
4,330 992
Splunk Inc
(d)
440 65
Stripe Inc - Class B
(d),(e),(f)
5,754 236
Synopsys Inc
(d)
8,790 2,930
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Take-Two Interactive Software Inc
(d)
61 $ 9
Teradata Corp
(d)
254 13
Twilio Inc
(d)
128 21
Tyler Technologies Inc
(d)
97 43
UiPath Inc
(d)
15,164 327
UIPATH Inc - Class A
(d),(f)
3,592 78
Unity Software Inc
(d)
415 41
Veeva Systems Inc
(d)
34,742 7,381
VMware Inc 228 26
Workday Inc
(d)
531 127
Zoom Video Communications Inc
(d)
601 70
Zynga Inc
(d)
1,350 13
$ 144,373
Telecommunications - 0 .02%
Arista Networks Inc
(d)
595 83
CommScope Holding Co Inc
(d)
550 4
Corning Inc 710 26
Switch Inc 316 10
Ubiquiti Inc
(g)
17 5
$ 128
Toys, Games & Hobbies - 0 .00%
Mattel Inc
(d)
962 21
Transportation - 0 .17%
CH Robinson Worldwide Inc 70 8
Expeditors International of Washington Inc 338 35
FedEx Corp 294 68
JB Hunt Transport Services Inc 205 41
Landstar System Inc 92 14
Old Dominion Freight Line Inc 261 78
Union Pacific Corp 1,125 307
United Parcel Service Inc 2,006 430
XPO Logistics Inc
(d)
228 17
$ 998
TOTAL COMMON STOCKS $ 590,198
Total Investments $ 606,535
Other Assets and Liabilities -  (1.10)% (6,580)
TOTAL NET ASSETS - 100.00% $ 599,955
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,990 or
1.17% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,585 or 1.10% of net assets.

Schedule of Investments
LargeCap Growth Account I
March 31, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Technology 34 .57%
Communications 22 .71%
Consumer, Non-cyclical 22 .54%
Consumer, Cyclical 8 .45%
Financial 5 .39%
Industrial 3 .65%
Money Market Funds 2 .39%
Basic Materials 1 .17%
Investment Companies 0 .16%
Energy 0 .07%
Utilities 0 .00%
Other Assets and Liabilities
( 1 .10 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 14,583 $ 41,134 $ 43,979 $ 11,738
$ 14,583 $ 41,134 $ 43,979 $ 11,738
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Aurora Innovation Inc - Class B Lockup Shares 11/08/2021 $ 119 $ 157 0.03%
Magic Leap Inc 01/20/2016-10/12/2017 182 7 0.00%
Nuro - Series C   0.00% 10/30/2020 228 364 0.06%
Rappi Inc - Series E   0.00% 09/08/2020 306 291 0.05%
Rivian Automotive Inc - Lockup Shares 11/10/2021 2,674 8,459 1.41%
Sila Nano Series F   0.00% 01/07/2021 203 154 0.02%
Stripe Inc - Class B 12/17/2019 90 236 0.04%
UIPATH Inc - Class A 04/21/2021 224 78 0.01%
Waymo LLC Series A-2   0.00% 05/08/2020 214 228 0.04%
Total $ 9,974 1.66%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2022 Long 11 $ 2,492 $ 129
Total $ 129
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .16 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .23%
iShares Core S&P 500 ETF 15,016 $ 6,813
Money Market Funds - 1 .93%
BlackRock Liquidity FedFund - Institutional
Class 0.24%
(a),(b)
1,010,324 1,010
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
56,770,181 56,770
$ 57,780
TOTAL INVESTMENT COMPANIES $ 64,593
COMMON STOCKS - 98 .10 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 30,174 $ 1,070
Omnicom Group Inc 16,022 1,360
$ 2,430
Aerospace & Defense - 1 .54%
Boeing Co/The
(d)
42,011 8,045
General Dynamics Corp 17,670 4,262
Howmet Aerospace Inc 29,095 1,046
L3Harris Technologies Inc 15,041 3,737
Lockheed Martin Corp 18,582 8,202
Northrop Grumman Corp 11,251 5,032
Raytheon Technologies Corp 114,401 11,334
Teledyne Technologies Inc
(d)
3,576 1,690
TransDigm Group Inc
(d)
4,039 2,631
$ 45,979
Agriculture - 0 .75%
Altria Group Inc 139,765 7,303
Archer-Daniels-Midland Co 42,894 3,871
Philip Morris International Inc 118,811 11,161
$ 22,335
Airlines - 0 .22%
Alaska Air Group Inc
(d)
9,651 560
American Airlines Group Inc
(d)
49,653 906
Delta Air Lines Inc
(d)
49,062 1,941
Southwest Airlines Co
(d)
45,407 2,080
United Airlines Holdings Inc
(d)
24,822 1,151
$ 6,638
Apparel - 0 .56%
NIKE Inc 97,838 13,165
PVH Corp 5,364 411
Ralph Lauren Corp 3,549 403
Tapestry Inc 20,239 752
Under Armour Inc - Class A
(d)
14,460 246
Under Armour Inc - Class C
(d)
16,486 256
VF Corp 24,745 1,407
$ 16,640
Automobile Manufacturers - 2 .80%
Cummins Inc 10,919 2,239
Ford Motor Co 301,532 5,099
General Motors Co
(d)
111,386 4,872
PACCAR Inc 26,622 2,345
Tesla Inc
(d)
64,174 69,154
$ 83,709
Automobile Parts & Equipment - 0 .11%
Aptiv PLC
(d)
20,737 2,482
BorgWarner Inc 18,380 715
$ 3,197
Banks - 4 .56%
Bank of America Corp 544,933 22,462
Bank of New York Mellon Corp/The 56,714 2,815
Citigroup Inc 152,122 8,123
Citizens Financial Group Inc 32,671 1,481
Comerica Inc 10,019 906
Fifth Third Bancorp 52,415 2,256
First Republic Bank/CA 13,741 2,227
Goldman Sachs Group Inc/The 26,023 8,590
Huntington Bancshares Inc/OH 110,216 1,611
JPMorgan Chase & Co 226,548 30,883
KeyCorp 71,204 1,594
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 9,865 $ 1,672
Morgan Stanley 108,673 9,498
Northern Trust Corp 15,926 1,855
PNC Financial Services Group Inc/The 32,198 5,939
Regions Financial Corp 72,214 1,608
Signature Bank/New York NY 4,808 1,411
State Street Corp 28,055 2,444
SVB Financial Group
(d)
4,504 2,520
Truist Financial Corp 102,331 5,802
US Bancorp 103,522 5,502
Wells Fargo & Co 297,884 14,436
Zions Bancorp NA 11,624 762
$ 136,397
Beverages - 1 .44%
Brown-Forman Corp - B Shares 14,009 939
Coca-Cola Co/The 298,011 18,477
Constellation Brands Inc 12,597 2,901
Molson Coors Beverage Co 14,442 771
Monster Beverage Corp
(d)
28,799 2,301
PepsiCo Inc 106,053 17,751
$ 43,140
Biotechnology - 1 .45%
Amgen Inc 43,178 10,441
Biogen Inc
(d)
11,260 2,371
Bio-Rad Laboratories Inc
(d)
1,657 933
Corteva Inc 55,730 3,203
Gilead Sciences Inc 96,159 5,717
Illumina Inc
(d)
11,982 4,187
Incyte Corp
(d)
14,420 1,145
Moderna Inc
(d)
27,040 4,658
Regeneron Pharmaceuticals Inc
(d)
8,181 5,714
Vertex Pharmaceuticals Inc
(d)
19,514 5,093
$ 43,462
Building Materials - 0 .42%
Carrier Global Corp 65,584 3,008
Fortune Brands Home & Security Inc 10,404 773
Johnson Controls International plc 53,864 3,532
Martin Marietta Materials Inc 4,782 1,840
Masco Corp 18,394 938
Mohawk Industries Inc
(d)
4,205 522
Vulcan Materials Co 10,172 1,869
$ 12,482
Chemicals - 1 .58%
Air Products and Chemicals Inc 16,995 4,247
Albemarle Corp 8,966 1,983
Celanese Corp 8,282 1,183
CF Industries Holdings Inc 16,440 1,695
Dow Inc 56,402 3,594
DuPont de Nemours Inc 39,320 2,893
Eastman Chemical Co 9,890 1,108
Ecolab Inc 19,111 3,374
FMC Corp 9,715 1,278
International Flavors & Fragrances Inc 19,512 2,563
Linde PLC 39,291 12,551
LyondellBasell Industries NV 20,152 2,072
Mosaic Co/The 28,395 1,888
PPG Industries Inc 18,198 2,385
Sherwin-Williams Co/The 18,490 4,616
$ 47,430
Commercial Services - 1 .80%
Automatic Data Processing Inc 32,202 7,327
Cintas Corp 6,759 2,875
Equifax Inc 9,352 2,217
FleetCor Technologies Inc
(d)
6,224 1,550
Gartner Inc
(d)
6,303 1,875
Global Payments Inc 21,829 2,987
MarketAxess Holdings Inc 2,915 992
Moody's Corp 12,399 4,184
Nielsen Holdings PLC 27,504 749

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
89,309 $ 10,329
Quanta Services Inc 10,923 1,438
Robert Half International Inc 8,394 959
Rollins Inc 17,350 608
S&P Global Inc 27,152 11,137
United Rentals Inc
(d)
5,552 1,972
Verisk Analytics Inc 12,353 2,651
$ 53,850
Computers - 8 .41%
Accenture PLC - Class A 48,448 16,338
Apple Inc 1,188,491 207,522
Cognizant Technology Solutions Corp 40,264 3,611
DXC Technology Co
(d)
18,743 612
EPAM Systems Inc
(d)
4,347 1,289
Fortinet Inc
(d)
10,403 3,555
Hewlett Packard Enterprise Co 99,154 1,657
HP Inc 83,002 3,013
International Business Machines Corp 68,747 8,939
Leidos Holdings Inc 10,758 1,162
NetApp Inc 17,041 1,414
Seagate Technology Holdings PLC 15,439 1,388
Western Digital Corp
(d)
23,987 1,191
$ 251,691
Consumer Products - 0 .25%
Avery Dennison Corp 6,347 1,104
Church & Dwight Co Inc 18,552 1,844
Clorox Co/The 9,433 1,311
Kimberly-Clark Corp 25,818 3,180
$ 7,439
Cosmetics & Personal Care - 1 .26%
Colgate-Palmolive Co 64,611 4,899
Estee Lauder Cos Inc/The 17,816 4,852
Procter & Gamble Co/The
(e)
183,759 28,078
$ 37,829
Distribution & Wholesale - 0 .29%
Copart Inc
(d)
16,363 2,053
Fastenal Co 44,120 2,621
LKQ Corp 20,557 934
Pool Corp 3,073 1,299
WW Grainger Inc 3,317 1,711
$ 8,618
Diversified Financial Services - 3 .66%
American Express Co 47,152 8,817
Ameriprise Financial Inc 8,503 2,554
BlackRock Inc 10,931 8,353
Capital One Financial Corp 31,730 4,166
Cboe Global Markets Inc 8,174 935
Charles Schwab Corp/The 115,247 9,717
CME Group Inc 27,550 6,553
Discover Financial Services 22,079 2,433
Franklin Resources Inc
(f)
21,555 602
Intercontinental Exchange Inc 43,072 5,691
Invesco Ltd 26,162 603
Mastercard Inc 66,163 23,645
Nasdaq Inc 8,973 1,599
Raymond James Financial Inc 14,322 1,574
Synchrony Financial 39,961 1,391
T Rowe Price Group Inc 17,569 2,656
Visa Inc 127,135 28,195
$ 109,484
Electric - 2 .54%
AES Corp/The 51,108 1,315
Alliant Energy Corp 19,191 1,199
Ameren Corp 19,746 1,851
American Electric Power Co Inc 38,609 3,852
CenterPoint Energy Inc 48,207 1,477
CMS Energy Corp 22,212 1,554
Consolidated Edison Inc 27,117 2,567
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Constellation Energy Corp 25,028 $ 1,408
Dominion Energy Inc 62,093 5,276
DTE Energy Co 14,852 1,964
Duke Energy Corp 58,967 6,584
Edison International 29,123 2,042
Entergy Corp 15,406 1,799
Evergy Inc 17,578 1,201
Eversource Energy 26,354 2,324
Exelon Corp 75,086 3,576
FirstEnergy Corp 43,709 2,005
NextEra Energy Inc 150,415 12,742
NRG Energy Inc 18,768 720
Pinnacle West Capital Corp 8,648 675
PPL Corp 57,548 1,644
Public Service Enterprise Group Inc 38,762 2,713
Sempra Energy 24,479 4,115
Southern Co/The 81,243 5,891
WEC Energy Group Inc 24,180 2,413
Xcel Energy Inc 41,294 2,980
$ 75,887
Electrical Components & Equipment - 0 .28%
AMETEK Inc 17,732 2,362
Emerson Electric Co 45,537 4,465
Generac Holdings Inc
(d)
4,835 1,437
$ 8,264
Electronics - 1 .00%
Agilent Technologies Inc 23,026 3,047
Allegion plc 6,875 755
Amphenol Corp 45,913 3,459
Fortive Corp 27,488 1,675
Garmin Ltd 11,646 1,381
Honeywell International Inc 52,575 10,230
Keysight Technologies Inc
(d)
14,033 2,217
Mettler-Toledo International Inc
(d)
1,762 2,420
TE Connectivity Ltd 24,957 3,269
Trimble Inc
(d)
19,241 1,388
$ 29,841
Energy - Alternate Sources - 0 .11%
Enphase Energy Inc
(d)
10,268 2,072
SolarEdge Technologies Inc
(d)
4,026 1,298
$ 3,370
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 9,907 1,365
Entertainment - 0 .10%
Caesars Entertainment Inc
(d)
16,386 1,268
Live Nation Entertainment Inc
(d)
10,354 1,218
Penn National Gaming Inc
(d)
12,734 540
$ 3,026
Environmental Control - 0 .25%
Pentair PLC 12,685 688
Republic Services Inc 16,009 2,121
Waste Management Inc 29,501 4,676
$ 7,485
Food - 1 .02%
Campbell Soup Co 15,497 691
Conagra Brands Inc 36,772 1,234
General Mills Inc 46,243 3,131
Hershey Co/The 11,144 2,414
Hormel Foods Corp 21,627 1,115
J M Smucker Co/The 8,306 1,125
Kellogg Co 19,612 1,265
Kraft Heinz Co/The 54,423 2,144
Kroger Co/The 51,292 2,943
Lamb Weston Holdings Inc 11,132 667
McCormick & Co Inc/MD 19,144 1,910
Mondelez International Inc 106,429 6,682
Sysco Corp 38,901 3,176

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Tyson Foods Inc 22,420 $ 2,009
$ 30,506
Forest Products & Paper - 0 .04%
International Paper Co 29,687 1,370
Gas - 0 .07%
Atmos Energy Corp 10,382 1,241
NiSource Inc 30,103 957
$ 2,198
Hand & Machine Tools - 0 .09%
Snap-on Inc 4,096 842
Stanley Black & Decker Inc 12,497 1,747
$ 2,589
Healthcare - Products - 3 .84%
Abbott Laboratories 135,555 16,044
ABIOMED Inc
(d)
3,489 1,156
Align Technology Inc
(d)
5,621 2,451
Baxter International Inc 38,381 2,976
Bio-Techne Corp 3,012 1,304
Boston Scientific Corp
(d)
109,238 4,838
Cooper Cos Inc/The 3,779 1,578
Danaher Corp 48,781 14,309
DENTSPLY SIRONA Inc 16,758 825
Edwards Lifesciences Corp
(d)
47,860 5,634
Henry Schein Inc
(d)
10,630 927
Hologic Inc
(d)
19,164 1,472
IDEXX Laboratories Inc
(d)
6,500 3,556
Intuitive Surgical Inc
(d)
27,423 8,273
Medtronic PLC 103,072 11,436
PerkinElmer Inc 9,674 1,688
ResMed Inc 11,209 2,718
STERIS PLC 7,675 1,856
Stryker Corp 25,737 6,881
Teleflex Inc 3,591 1,274
Thermo Fisher Scientific Inc 30,208 17,842
Waters Corp
(d)
4,679 1,452
West Pharmaceutical Services Inc 5,679 2,333
Zimmer Biomet Holdings Inc 16,014 2,048
$ 114,871
Healthcare - Services - 2 .36%
Anthem Inc 18,606 9,140
Catalent Inc
(d)
13,729 1,522
Centene Corp
(d)
44,730 3,766
Charles River Laboratories International Inc
(d)
3,867 1,098
DaVita Inc
(d)
4,726 535
HCA Healthcare Inc 18,358 4,601
Humana Inc 9,854 4,288
IQVIA Holdings Inc
(d)
14,644 3,386
Laboratory Corp of America Holdings 7,137 1,882
Molina Healthcare Inc
(d)
4,476 1,493
Quest Diagnostics Inc 9,124 1,249
UnitedHealth Group Inc 72,201 36,820
Universal Health Services Inc 5,604 812
$ 70,592
Home Builders - 0 .18%
DR Horton Inc 24,721 1,842
Lennar Corp - A Shares 20,037 1,626
NVR Inc
(d)
252 1,126
PulteGroup Inc 19,063 799
$ 5,393
Home Furnishings - 0 .03%
Whirlpool Corp 4,524 782
Housewares - 0 .02%
Newell Brands Inc 29,022 621
Insurance - 3 .70%
Aflac Inc 45,993 2,962
Allstate Corp/The 21,511 2,979
American International Group Inc 63,648 3,995
Aon PLC 16,468 5,362
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Arthur J Gallagher & Co 15,979 $ 2,790
Assurant Inc 4,367 794
Berkshire Hathaway Inc - Class B
(d)
140,393 49,546
Brown & Brown Inc 17,973 1,299
Chubb Ltd 33,020 7,063
Cincinnati Financial Corp 11,487 1,562
Everest Re Group Ltd 3,017 909
Globe Life Inc 7,121 716
Hartford Financial Services Group Inc/The 25,674 1,844
Lincoln National Corp 12,770 835
Loews Corp 15,033 974
Marsh & McLennan Cos Inc 38,704 6,596
MetLife Inc 53,790 3,780
Principal Financial Group Inc 18,625 1,367
Progressive Corp/The 44,799 5,107
Prudential Financial Inc 28,976 3,424
Travelers Cos Inc/The 18,491 3,379
W R Berkley Corp 16,606 1,106
Willis Towers Watson PLC 9,358 2,211
$ 110,600
Internet - 10 .33%
Alphabet Inc - A Shares
(d)
23,055 64,124
Alphabet Inc - C Shares
(d)
21,294 59,474
Amazon.com Inc
(d)
33,547 109,361
Booking Holdings Inc
(d)
3,148 7,393
CDW Corp/DE 10,404 1,861
eBay Inc 47,988 2,748
Etsy Inc
(d)
9,718 1,208
Expedia Group Inc
(d)
11,516 2,253
F5 Inc
(d)
4,655 973
Match Group Inc
(d)
21,700 2,360
Meta Platforms Inc
(d)
177,014 39,361
Netflix Inc
(d)
34,034 12,749
NortonLifeLock Inc 44,604 1,183
Twitter Inc
(d)
61,296 2,371
VeriSign Inc
(d)
7,407 1,648
$ 309,067
Iron & Steel - 0 .10%
Nucor Corp 20,853 3,100
Leisure Products & Services - 0 .11%
Carnival Corp
(d)
62,003 1,254
Norwegian Cruise Line Holdings Ltd
(d),(f)
31,958 699
Royal Caribbean Cruises Ltd
(d)
17,189 1,440
$ 3,393
Lodging - 0 .33%
Hilton Worldwide Holdings Inc
(d)
21,366 3,242
Las Vegas Sands Corp
(d)
26,354 1,024
Marriott International Inc/MD
(d)
20,971 3,686
MGM Resorts International 28,875 1,211
Wynn Resorts Ltd
(d)
8,068 643
$ 9,806
Machinery - Construction & Mining - 0 .31%
Caterpillar Inc 41,467 9,240
Machinery - Diversified - 0 .73%
Deere & Co 21,501 8,933
Dover Corp 11,037 1,732
IDEX Corp 5,827 1,117
Ingersoll Rand Inc 31,244 1,573
Nordson Corp 4,148 942
Otis Worldwide Corp 32,576 2,507
Rockwell Automation Inc 8,907 2,494
Westinghouse Air Brake Technologies Corp 14,321 1,377
Xylem Inc/NY 13,823 1,179
$ 21,854
Media - 1 .57%
Charter Communications Inc
(d)
9,138 4,985
Comcast Corp - Class A 346,792 16,237
Discovery Inc - A Shares
(d)
12,996 324

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Discovery Inc - C Shares
(d)
23,283 $ 581
DISH Network Corp
(d)
19,141 606
FactSet Research Systems Inc 2,897 1,258
Fox Corp - A Shares 24,211 955
Fox Corp - B Shares 11,176 405
News Corp - A Shares 29,965 664
News Corp - B Shares 9,282 209
Paramount Global - Class B 46,508 1,758
Walt Disney Co/The
(d)
139,568 19,143
$ 47,125
Mining - 0 .35%
Freeport-McMoRan Inc 112,539 5,597
Newmont Corp 61,130 4,857
$ 10,454
Miscellaneous Manufacturers - 1 .03%
3M Co 43,781 6,518
A O Smith Corp 10,075 643
Eaton Corp PLC 30,555 4,637
General Electric Co 84,272 7,711
Illinois Tool Works Inc 21,895 4,585
Parker-Hannifin Corp 9,850 2,795
Textron Inc 16,897 1,257
Trane Technologies PLC 17,903 2,734
$ 30,880
Office & Business Equipment - 0 .06%
Zebra Technologies Corp
(d)
4,070 1,684
Oil & Gas - 3 .20%
APA Corp 27,847 1,151
Chevron Corp 147,774 24,062
ConocoPhillips 99,829 9,983
Coterra Energy Inc 62,367 1,682
Devon Energy Corp 48,264 2,854
Diamondback Energy Inc 13,054 1,789
EOG Resources Inc 44,851 5,348
Exxon Mobil Corp 324,542 26,804
Hess Corp 21,131 2,262
Marathon Oil Corp 59,681 1,499
Marathon Petroleum Corp 44,387 3,795
Occidental Petroleum Corp 68,017 3,859
Phillips 66 35,864 3,098
Pioneer Natural Resources Co 17,404 4,352
Valero Energy Corp 31,340 3,182
$ 95,720
Oil & Gas Services - 0 .32%
Baker Hughes Co 69,427 2,528
Halliburton Co 68,882 2,609
Schlumberger NV 107,580 4,444
$ 9,581
Packaging & Containers - 0 .21%
Amcor PLC 116,042 1,315
Ball Corp 24,829 2,234
Packaging Corp of America 7,281 1,137
Sealed Air Corp 11,356 760
Westrock Co 20,179 949
$ 6,395
Pharmaceuticals - 5 .56%
AbbVie Inc 135,524 21,970
AmerisourceBergen Corp 11,542 1,786
Becton Dickinson and Co 21,831 5,807
Bristol-Myers Squibb Co 167,097 12,203
Cardinal Health Inc 21,240 1,204
Cigna Corp 24,758 5,932
CVS Health Corp 100,617 10,183
Dexcom Inc
(d)
7,430 3,801
Eli Lilly & Co 60,864 17,430
Johnson & Johnson 201,812 35,767
McKesson Corp 11,484 3,516
Merck & Co Inc 193,636 15,888
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Organon & Co 19,436 $ 679
Pfizer Inc 430,279 22,275
Viatris Inc 92,710 1,009
Zoetis Inc 36,269 6,840
$ 166,290
Pipelines - 0 .28%
Kinder Morgan Inc 149,488 2,827
ONEOK Inc 34,184 2,414
Williams Cos Inc/The 93,142 3,112
$ 8,353
Real Estate - 0 .08%
CBRE Group Inc 25,654 2,348
REITs - 2 .59%
Alexandria Real Estate Equities Inc 11,157 2,245
American Tower Corp 34,911 8,770
AvalonBay Communities Inc 10,713 2,661
Boston Properties Inc 10,896 1,403
Crown Castle International Corp 33,131 6,116
Digital Realty Trust Inc 21,754 3,085
Duke Realty Corp 29,194 1,695
Equinix Inc 6,903 5,119
Equity Residential 26,196 2,356
Essex Property Trust Inc 5,002 1,728
Extra Space Storage Inc 10,263 2,110
Federal Realty Investment Trust 5,423 662
Healthpeak Properties Inc 41,341 1,419
Host Hotels & Resorts Inc 54,736 1,064
Iron Mountain Inc 22,196 1,230
Kimco Realty Corp 47,271 1,168
Mid-America Apartment Communities Inc 8,840 1,852
Prologis Inc 56,727 9,160
Public Storage 11,695 4,564
Realty Income Corp 43,370 3,006
Regency Centers Corp 11,812 843
SBA Communications Corp 8,339 2,869
Simon Property Group Inc 25,190 3,314
UDR Inc 22,925 1,315
Ventas Inc 30,599 1,890
Vornado Realty Trust 12,188 552
Welltower Inc 33,367 3,208
Weyerhaeuser Co 57,286 2,171
$ 77,575
Retail - 4 .75%
Advance Auto Parts Inc 4,780 989
AutoZone Inc
(d)
1,582 3,234
Bath & Body Works Inc 19,758 944
Best Buy Co Inc 16,598 1,509
CarMax Inc
(d)
12,395 1,196
Chipotle Mexican Grill Inc
(d)
2,157 3,412
Costco Wholesale Corp 33,993 19,575
Darden Restaurants Inc 9,792 1,302
Dollar General Corp 17,763 3,954
Dollar Tree Inc
(d)
17,244 2,762
Domino's Pizza Inc 2,789 1,135
Genuine Parts Co 10,917 1,376
Home Depot Inc/The 80,052 23,962
Lowe's Cos Inc 51,650 10,443
McDonald's Corp 57,282 14,165
O'Reilly Automotive Inc
(d)
5,165 3,538
Ross Stores Inc 27,086 2,450
Starbucks Corp 88,182 8,022
Target Corp 36,730 7,795
TJX Cos Inc/The 91,446 5,540
Tractor Supply Co 8,724 2,036
Ulta Beauty Inc
(d)
4,150 1,653
Walgreens Boots Alliance Inc 54,930 2,459
Walmart Inc 108,449 16,150
Yum! Brands Inc 22,155 2,626
$ 142,227

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0 .02%
People's United Financial Inc 32,803 $ 656
Semiconductors - 5 .78%
Advanced Micro Devices Inc
(d)
125,323 13,703
Analog Devices Inc 40,273 6,652
Applied Materials Inc 68,073 8,972
Broadcom Inc 31,650 19,929
Intel Corp 312,156 15,470
IPG Photonics Corp
(d)
2,737 300
KLA Corp 11,555 4,230
Lam Research Corp 10,696 5,750
Microchip Technology Inc 42,620 3,203
Micron Technology Inc 85,840 6,686
Monolithic Power Systems Inc 3,321 1,613
NVIDIA Corp 191,647 52,293
NXP Semiconductors NV 20,386 3,773
Qorvo Inc
(d)
8,313 1,032
QUALCOMM Inc 86,394 13,203
Skyworks Solutions Inc 12,574 1,676
Teradyne Inc 12,494 1,477
Texas Instruments Inc 70,798 12,990
$ 172,952
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 3,071 612
Software - 9 .75%
Activision Blizzard Inc 59,721 4,784
Adobe Inc
(d)
36,162 16,476
Akamai Technologies Inc
(d)
12,455 1,487
ANSYS Inc
(d)
6,688 2,124
Autodesk Inc
(d)
16,862 3,614
Broadridge Financial Solutions Inc 8,950 1,394
Cadence Design Systems Inc
(d)
21,244 3,494
Ceridian HCM Holding Inc
(d)
10,486 717
Cerner Corp 22,553 2,110
Citrix Systems Inc 9,561 965
Electronic Arts Inc 21,559 2,727
Fidelity National Information Services Inc 46,680 4,688
Fiserv Inc
(d)
45,550 4,619
Intuit Inc 21,707 10,438
Jack Henry & Associates Inc 5,584 1,100
Microsoft Corp 574,705 177,187
MSCI Inc 6,231 3,133
Oracle Corp 120,783 9,992
Paychex Inc 24,612 3,359
Paycom Software Inc
(d)
3,691 1,279
PTC Inc
(d)
8,070 869
Roper Technologies Inc 8,086 3,819
salesforce.com Inc
(d)
75,508 16,032
ServiceNow Inc
(d)
15,331 8,538
Synopsys Inc
(d)
11,761 3,920
Take-Two Interactive Software Inc
(d)
8,847 1,360
Tyler Technologies Inc
(d)
3,141 1,397
$ 291,622
Telecommunications - 2 .09%
Arista Networks Inc
(d)
17,195 2,390
AT&T Inc 547,425 12,936
Cisco Systems Inc 323,319 18,028
Corning Inc 57,266 2,114
Juniper Networks Inc 24,927 926
Lumen Technologies Inc 70,640 796
Motorola Solutions Inc 12,947 3,136
T-Mobile US Inc
(d)
45,008 5,777
Verizon Communications Inc 321,815 16,393
$ 62,496
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 9,940 814
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .57%
CH Robinson Worldwide Inc 9,964 $ 1,073
CSX Corp 170,028 6,367
Expeditors International of Washington Inc 12,986 1,340
FedEx Corp 18,687 4,324
JB Hunt Transport Services Inc 6,439 1,293
Norfolk Southern Corp 18,382 5,243
Old Dominion Freight Line Inc 7,140 2,133
Union Pacific Corp 48,825 13,339
United Parcel Service Inc 55,895 11,987
$ 47,099
Water - 0 .08%
American Water Works Co Inc 13,916 2,303
TOTAL COMMON STOCKS $ 2,935,156
Total Investments $ 2,999,749
Other Assets and Liabilities -  (0.26)% (7,667)
TOTAL NET ASSETS - 100.00% $ 2,992,082
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,010 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $8,152 or 0.27% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,000 or 0.03% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 24 .00%
Consumer, Non-cyclical 19 .73%
Financial 14 .61%
Communications 14 .07%
Consumer, Cyclical 9 .53%
Industrial 7 .49%
Energy 3 .91%
Utilities 2 .69%
Basic Materials 2 .07%
Money Market Funds 1 .93%
Investment Companies 0 .23%
Other Assets and Liabilities
( 0 .26 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 91,329 $ 168,765 $ 203,324 $ 56,770
$ 91,329 $ 168,765 $ 203,324 $ 56,770
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2022 Long 248 $ 56,181 $ 2,012
Total $ 2,012
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .17%
iShares Core S&P 500 ETF 816 $ 370
Money Market Funds - 6 .84%
BlackRock Liquidity FedFund - Institutional
Class 0.24%
(a),(b)
43,935 44
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
15,032,243 15,032
$ 15,076
TOTAL INVESTMENT COMPANIES $ 15,446
COMMON STOCKS - 93 .27 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 2,111 $ 75
Omnicom Group Inc 1,122 95
$ 170
Aerospace & Defense - 1 .46%
Boeing Co/The
(d)
2,942 564
General Dynamics Corp 1,238 299
Howmet Aerospace Inc 2,037 73
L3Harris Technologies Inc 1,052 261
Lockheed Martin Corp 1,302 575
Northrop Grumman Corp 789 353
Raytheon Technologies Corp 8,008 793
Teledyne Technologies Inc
(d)
250 118
TransDigm Group Inc
(d)
283 184
$ 3,220
Agriculture - 0 .71%
Altria Group Inc 9,785 511
Archer-Daniels-Midland Co 3,002 271
Philip Morris International Inc 8,317 782
$ 1,564
Airlines - 0 .21%
Alaska Air Group Inc
(d)
675 39
American Airlines Group Inc
(d)
3,474 63
Delta Air Lines Inc
(d)
3,433 136
Southwest Airlines Co
(d)
3,177 146
United Airlines Holdings Inc
(d)
1,736 80
$ 464
Apparel - 0 .53%
NIKE Inc 6,847 921
PVH Corp 377 29
Ralph Lauren Corp 248 28
Tapestry Inc 1,417 53
Under Armour Inc - Class A
(d)
1,012 17
Under Armour Inc - Class C
(d)
1,150 18
VF Corp 1,733 99
$ 1,165
Automobile Manufacturers - 2 .66%
Cummins Inc 765 157
Ford Motor Co 21,107 357
General Motors Co
(d)
7,795 341
PACCAR Inc 1,862 164
Tesla Inc
(d)
4,492 4,840
$ 5,859
Automobile Parts & Equipment - 0 .10%
Aptiv PLC
(d)
1,451 174
BorgWarner Inc 1,285 50
$ 224
Banks - 4 .33%
Bank of America Corp 38,148 1,572
Bank of New York Mellon Corp/The 3,970 197
Citigroup Inc 10,648 569
Citizens Financial Group Inc 2,286 104
Comerica Inc 701 63
Fifth Third Bancorp 3,668 158
First Republic Bank/CA 961 156
Goldman Sachs Group Inc/The 1,822 601
Huntington Bancshares Inc/OH 7,716 113
JPMorgan Chase & Co 15,857 2,162
KeyCorp 4,984 112
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 689 $ 117
Morgan Stanley 7,608 665
Northern Trust Corp 1,114 130
PNC Financial Services Group Inc/The 2,255 416
Regions Financial Corp 5,055 112
Signature Bank/New York NY 336 99
State Street Corp 1,963 171
SVB Financial Group
(d)
315 176
Truist Financial Corp 7,162 406
US Bancorp 7,245 385
Wells Fargo & Co 20,853 1,010
Zions Bancorp NA 814 53
$ 9,547
Beverages - 1 .37%
Brown-Forman Corp - B Shares 980 66
Coca-Cola Co/The 20,861 1,293
Constellation Brands Inc 881 203
Molson Coors Beverage Co 1,010 54
Monster Beverage Corp
(d)
2,015 161
PepsiCo Inc 7,422 1,242
$ 3,019
Biotechnology - 1 .38%
Amgen Inc 3,021 731
Biogen Inc
(d)
787 166
Bio-Rad Laboratories Inc
(d)
117 66
Corteva Inc 3,902 224
Gilead Sciences Inc 6,730 400
Illumina Inc
(d)
838 293
Incyte Corp
(d)
1,009 80
Moderna Inc
(d)
1,892 326
Regeneron Pharmaceuticals Inc
(d)
572 399
Vertex Pharmaceuticals Inc
(d)
1,365 356
$ 3,041
Building Materials - 0 .40%
Carrier Global Corp 4,592 211
Fortune Brands Home & Security Inc 727 54
Johnson Controls International plc 3,771 247
Martin Marietta Materials Inc 335 129
Masco Corp 1,288 66
Mohawk Industries Inc
(d)
294 36
Vulcan Materials Co 711 131
$ 874
Chemicals - 1 .51%
Air Products and Chemicals Inc 1,189 297
Albemarle Corp 626 138
Celanese Corp 581 83
CF Industries Holdings Inc 1,150 119
Dow Inc 3,949 252
DuPont de Nemours Inc 2,753 203
Eastman Chemical Co 693 78
Ecolab Inc 1,337 236
FMC Corp 679 89
International Flavors & Fragrances Inc 1,365 179
Linde PLC 2,750 878
LyondellBasell Industries NV 1,409 145
Mosaic Co/The 1,987 132
PPG Industries Inc 1,273 167
Sherwin-Williams Co/The 1,293 323
$ 3,319
Commercial Services - 1 .71%
Automatic Data Processing Inc 2,255 513
Cintas Corp 473 201
Equifax Inc 654 155
FleetCor Technologies Inc
(d)
435 108
Gartner Inc
(d)
441 131
Global Payments Inc 1,529 209
MarketAxess Holdings Inc 204 69
Moody's Corp 867 293
Nielsen Holdings PLC 1,924 52

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
6,252 $ 723
Quanta Services Inc 764 101
Robert Half International Inc 589 67
Rollins Inc 1,214 43
S&P Global Inc 1,901 780
United Rentals Inc
(d)
389 138
Verisk Analytics Inc 864 186
$ 3,769
Computers - 8 .00%
Accenture PLC - Class A 3,391 1,144
Apple Inc 83,193 14,526
Cognizant Technology Solutions Corp 2,817 253
DXC Technology Co
(d)
1,313 43
EPAM Systems Inc
(d)
303 90
Fortinet Inc
(d)
728 249
Hewlett Packard Enterprise Co 6,941 116
HP Inc 5,811 211
International Business Machines Corp 4,811 625
Leidos Holdings Inc 752 81
NetApp Inc 1,194 99
Seagate Technology Holdings PLC 1,081 97
Western Digital Corp
(d)
1,678 83
$ 17,617
Consumer Products - 0 .24%
Avery Dennison Corp 444 77
Church & Dwight Co Inc 1,300 129
Clorox Co/The 659 92
Kimberly-Clark Corp 1,806 222
$ 520
Cosmetics & Personal Care - 1 .20%
Colgate-Palmolive Co 4,522 343
Estee Lauder Cos Inc/The 1,246 339
Procter & Gamble Co/The 12,864 1,966
$ 2,648
Distribution & Wholesale - 0 .27%
Copart Inc
(d)
1,144 144
Fastenal Co 3,087 184
LKQ Corp 1,436 65
Pool Corp 216 91
WW Grainger Inc 233 120
$ 604
Diversified Financial Services - 3 .48%
American Express Co 3,301 617
Ameriprise Financial Inc 597 179
BlackRock Inc 766 585
Capital One Financial Corp 2,222 292
Cboe Global Markets Inc 571 65
Charles Schwab Corp/The 8,066 680
CME Group Inc 1,928 459
Discover Financial Services 1,547 171
Franklin Resources Inc 1,508 42
Intercontinental Exchange Inc 3,014 398
Invesco Ltd 1,830 42
Mastercard Inc 4,633 1,656
Nasdaq Inc 627 112
Raymond James Financial Inc 1,002 110
Synchrony Financial 2,798 97
T Rowe Price Group Inc 1,229 186
Visa Inc 8,899 1,974
$ 7,665
Electric - 2 .41%
AES Corp/The 3,577 92
Alliant Energy Corp 1,343 84
Ameren Corp 1,381 129
American Electric Power Co Inc 2,702 270
CenterPoint Energy Inc 3,373 103
CMS Energy Corp 1,553 109
Consolidated Edison Inc 1,897 180
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Constellation Energy Corp 1,751 $ 98
Dominion Energy Inc 4,345 369
DTE Energy Co 1,039 137
Duke Energy Corp 4,126 461
Edison International 2,037 143
Entergy Corp 1,077 126
Evergy Inc 1,229 84
Eversource Energy 1,844 163
Exelon Corp 5,254 250
FirstEnergy Corp 3,058 140
NextEra Energy Inc 10,529 892
NRG Energy Inc 1,313 50
Pinnacle West Capital Corp 604 47
PPL Corp 4,028 115
Public Service Enterprise Group Inc 2,713 190
Sempra Energy 1,712 288
Southern Co/The 5,686 412
WEC Energy Group Inc 1,692 169
Xcel Energy Inc 2,890 209
$ 5,310
Electrical Components & Equipment - 0 .26%
AMETEK Inc 1,240 165
Emerson Electric Co 3,189 313
Generac Holdings Inc
(d)
339 101
$ 579
Electronics - 0 .95%
Agilent Technologies Inc 1,612 213
Allegion plc 480 53
Amphenol Corp 3,213 242
Fortive Corp 1,923 117
Garmin Ltd 814 97
Honeywell International Inc 3,681 716
Keysight Technologies Inc
(d)
984 155
Mettler-Toledo International Inc
(d)
123 169
TE Connectivity Ltd 1,746 229
Trimble Inc
(d)
1,345 97
$ 2,088
Energy - Alternate Sources - 0 .11%
Enphase Energy Inc
(d)
719 145
SolarEdge Technologies Inc
(d)
282 91
$ 236
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 694 96
Entertainment - 0 .10%
Caesars Entertainment Inc
(d)
1,146 89
Live Nation Entertainment Inc
(d)
724 85
Penn National Gaming Inc
(d)
891 38
$ 212
Environmental Control - 0 .24%
Pentair PLC 887 48
Republic Services Inc 1,120 149
Waste Management Inc 2,064 327
$ 524
Food - 0 .97%
Campbell Soup Co 1,082 48
Conagra Brands Inc 2,573 86
General Mills Inc 3,238 219
Hershey Co/The 779 169
Hormel Foods Corp 1,513 78
J M Smucker Co/The 580 79
Kellogg Co 1,372 88
Kraft Heinz Co/The 3,809 150
Kroger Co/The 3,591 206
Lamb Weston Holdings Inc 780 47
McCormick & Co Inc/MD 1,339 134
Mondelez International Inc 7,451 468
Sysco Corp 2,724 222

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Tyson Foods Inc 1,570 $ 141
$ 2,135
Forest Products & Paper - 0 .04%
International Paper Co 2,077 96
Gas - 0 .07%
Atmos Energy Corp 726 87
NiSource Inc 2,106 67
$ 154
Hand & Machine Tools - 0 .08%
Snap-on Inc 286 59
Stanley Black & Decker Inc 874 122
$ 181
Healthcare - Products - 3 .65%
Abbott Laboratories 9,489 1,123
ABIOMED Inc
(d)
244 81
Align Technology Inc
(d)
394 172
Baxter International Inc 2,686 208
Bio-Techne Corp 210 91
Boston Scientific Corp
(d)
7,645 339
Cooper Cos Inc/The 266 111
Danaher Corp 3,413 1,001
DENTSPLY SIRONA Inc 1,172 58
Edwards Lifesciences Corp
(d)
3,349 394
Henry Schein Inc
(d)
744 65
Hologic Inc
(d)
1,343 103
IDEXX Laboratories Inc
(d)
455 249
Intuitive Surgical Inc
(d)
1,918 579
Medtronic PLC 7,214 800
PerkinElmer Inc 676 118
ResMed Inc 783 190
STERIS PLC 537 130
Stryker Corp 1,800 481
Teleflex Inc 251 89
Thermo Fisher Scientific Inc 2,115 1,249
Waters Corp
(d)
328 102
West Pharmaceutical Services Inc 397 163
Zimmer Biomet Holdings Inc 1,120 143
$ 8,039
Healthcare - Services - 2 .24%
Anthem Inc 1,302 640
Catalent Inc
(d)
960 106
Centene Corp
(d)
3,130 264
Charles River Laboratories International Inc
(d)
270 77
DaVita Inc
(d)
331 37
HCA Healthcare Inc 1,284 322
Humana Inc 689 300
IQVIA Holdings Inc
(d)
1,024 237
Laboratory Corp of America Holdings 501 132
Molina Healthcare Inc
(d)
313 104
Quest Diagnostics Inc 639 87
UnitedHealth Group Inc 5,054 2,577
Universal Health Services Inc 391 57
$ 4,940
Home Builders - 0 .17%
DR Horton Inc 1,731 129
Lennar Corp - A Shares 1,403 114
NVR Inc
(d)
18 80
PulteGroup Inc 1,335 56
$ 379
Home Furnishings - 0 .03%
Whirlpool Corp 318 55
Housewares - 0 .02%
Newell Brands Inc 2,030 43
Insurance - 3 .52%
Aflac Inc 3,221 207
Allstate Corp/The 1,507 209
American International Group Inc 4,454 280
Aon PLC 1,155 376
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Arthur J Gallagher & Co 1,117 $ 195
Assurant Inc 304 55
Berkshire Hathaway Inc - Class B
(d)
9,827 3,468
Brown & Brown Inc 1,257 91
Chubb Ltd 2,310 494
Cincinnati Financial Corp 804 109
Everest Re Group Ltd 211 64
Globe Life Inc 497 50
Hartford Financial Services Group Inc/The 1,798 129
Lincoln National Corp 895 58
Loews Corp 1,053 68
Marsh & McLennan Cos Inc 2,708 462
MetLife Inc 3,766 265
Principal Financial Group Inc 1,305 96
Progressive Corp/The 3,134 357
Prudential Financial Inc 2,028 240
Travelers Cos Inc/The 1,295 237
W R Berkley Corp 1,161 77
Willis Towers Watson PLC 656 155
$ 7,742
Internet - 9 .82%
Alphabet Inc - A Shares
(d)
1,614 4,489
Alphabet Inc - C Shares
(d)
1,491 4,164
Amazon.com Inc
(d)
2,348 7,654
Booking Holdings Inc
(d)
220 517
CDW Corp/DE 727 130
eBay Inc 3,358 192
Etsy Inc
(d)
680 85
Expedia Group Inc
(d)
806 158
F5 Inc
(d)
325 68
Match Group Inc
(d)
1,518 165
Meta Platforms Inc
(d)
12,392 2,755
Netflix Inc
(d)
2,383 893
NortonLifeLock Inc 3,121 83
Twitter Inc
(d)
4,290 166
VeriSign Inc
(d)
517 115
$ 21,634
Iron & Steel - 0 .10%
Nucor Corp 1,461 217
Leisure Products & Services - 0 .11%
Carnival Corp
(d)
4,339 88
Norwegian Cruise Line Holdings Ltd
(d),(e)
2,236 49
Royal Caribbean Cruises Ltd
(d)
1,202 100
$ 237
Lodging - 0 .31%
Hilton Worldwide Holdings Inc
(d)
1,494 227
Las Vegas Sands Corp
(d)
1,844 71
Marriott International Inc/MD
(d)
1,467 258
MGM Resorts International 2,022 85
Wynn Resorts Ltd
(d)
564 45
$ 686
Machinery - Construction & Mining - 0 .29%
Caterpillar Inc 2,901 646
Machinery - Diversified - 0 .69%
Deere & Co 1,507 626
Dover Corp 772 121
IDEX Corp 407 78
Ingersoll Rand Inc 2,186 110
Nordson Corp 290 66
Otis Worldwide Corp 2,279 176
Rockwell Automation Inc 623 175
Westinghouse Air Brake Technologies Corp 1,002 96
Xylem Inc/NY 966 82
$ 1,530
Media - 1 .50%
Charter Communications Inc
(d)
640 349
Comcast Corp - Class A 24,276 1,137
Discovery Inc - A Shares
(d)
909 23

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Discovery Inc - C Shares
(d)
1,629 $ 41
DISH Network Corp
(d)
1,339 42
FactSet Research Systems Inc 203 88
Fox Corp - A Shares 1,696 67
Fox Corp - B Shares 783 28
News Corp - A Shares 2,102 46
News Corp - B Shares 648 15
Paramount Global - Class B 3,254 123
Walt Disney Co/The
(d)
9,769 1,340
$ 3,299
Mining - 0 .33%
Freeport-McMoRan Inc 7,877 392
Newmont Corp 4,278 340
$ 732
Miscellaneous Manufacturers - 0 .98%
3M Co 3,066 456
A O Smith Corp 706 45
Eaton Corp PLC 2,138 324
General Electric Co 5,898 540
Illinois Tool Works Inc 1,531 321
Parker-Hannifin Corp 689 196
Textron Inc 1,182 88
Trane Technologies PLC 1,254 191
$ 2,161
Office & Business Equipment - 0 .05%
Zebra Technologies Corp
(d)
286 118
Oil & Gas - 3 .04%
APA Corp 1,948 80
Chevron Corp 10,344 1,684
ConocoPhillips 6,988 699
Coterra Energy Inc 4,364 118
Devon Energy Corp 3,377 200
Diamondback Energy Inc 913 125
EOG Resources Inc 3,138 374
Exxon Mobil Corp
(f)
22,718 1,876
Hess Corp 1,478 158
Marathon Oil Corp 4,177 105
Marathon Petroleum Corp 3,107 266
Occidental Petroleum Corp 4,760 270
Phillips 66 2,509 217
Pioneer Natural Resources Co 1,218 304
Valero Energy Corp 2,193 223
$ 6,699
Oil & Gas Services - 0 .31%
Baker Hughes Co 4,859 177
Halliburton Co 4,821 183
Schlumberger NV 7,529 311
$ 671
Packaging & Containers - 0 .20%
Amcor PLC 8,123 92
Ball Corp 1,737 156
Packaging Corp of America 508 79
Sealed Air Corp 793 53
Westrock Co 1,413 67
$ 447
Pharmaceuticals - 5 .28%
AbbVie Inc 9,486 1,538
AmerisourceBergen Corp 807 125
Becton Dickinson and Co 1,529 407
Bristol-Myers Squibb Co 11,698 854
Cardinal Health Inc 1,488 84
Cigna Corp 1,733 415
CVS Health Corp 7,044 713
Dexcom Inc
(d)
520 266
Eli Lilly & Co 4,259 1,220
Johnson & Johnson 14,126 2,504
McKesson Corp 805 246
Merck & Co Inc 13,554 1,112
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Organon & Co 1,360 $ 48
Pfizer Inc 30,120 1,559
Viatris Inc 6,488 71
Zoetis Inc 2,537 478
$ 11,640
Pipelines - 0 .27%
Kinder Morgan Inc 10,463 198
ONEOK Inc 2,391 169
Williams Cos Inc/The 6,518 217
$ 584
Real Estate - 0 .07%
CBRE Group Inc 1,794 164
REITs - 2 .46%
Alexandria Real Estate Equities Inc 780 157
American Tower Corp 2,443 614
AvalonBay Communities Inc 749 186
Boston Properties Inc 762 98
Crown Castle International Corp 2,318 428
Digital Realty Trust Inc 1,522 216
Duke Realty Corp 2,043 119
Equinix Inc 483 358
Equity Residential 1,833 165
Essex Property Trust Inc 350 121
Extra Space Storage Inc 717 147
Federal Realty Investment Trust 379 46
Healthpeak Properties Inc 2,893 99
Host Hotels & Resorts Inc 3,830 74
Iron Mountain Inc 1,552 86
Kimco Realty Corp 3,308 82
Mid-America Apartment Communities Inc 618 129
Prologis Inc 3,970 641
Public Storage 819 320
Realty Income Corp 3,035 210
Regency Centers Corp 826 59
SBA Communications Corp 584 201
Simon Property Group Inc 1,762 232
UDR Inc 1,604 92
Ventas Inc 2,141 132
Vornado Realty Trust 850 39
Welltower Inc 2,334 224
Weyerhaeuser Co 4,007 152
$ 5,427
Retail - 4 .52%
Advance Auto Parts Inc 334 69
AutoZone Inc
(d)
111 227
Bath & Body Works Inc 1,384 66
Best Buy Co Inc 1,163 106
CarMax Inc
(d)
866 84
Chipotle Mexican Grill Inc
(d)
151 239
Costco Wholesale Corp 2,380 1,370
Darden Restaurants Inc 686 91
Dollar General Corp 1,244 277
Dollar Tree Inc
(d)
1,206 193
Domino's Pizza Inc 196 80
Genuine Parts Co 763 96
Home Depot Inc/The 5,604 1,677
Lowe's Cos Inc 3,616 731
McDonald's Corp 4,008 991
O'Reilly Automotive Inc
(d)
362 248
Ross Stores Inc 1,897 172
Starbucks Corp 6,174 562
Target Corp 2,571 546
TJX Cos Inc/The 6,402 388
Tractor Supply Co 610 142
Ulta Beauty Inc
(d)
292 116
Walgreens Boots Alliance Inc 3,844 172
Walmart Inc 7,592 1,131
Yum! Brands Inc 1,552 184
$ 9,958

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0 .02%
People's United Financial Inc 2,297 $ 46
Semiconductors - 5 .50%
Advanced Micro Devices Inc
(d)
8,771 959
Analog Devices Inc 2,820 466
Applied Materials Inc 4,766 628
Broadcom Inc 2,215 1,395
Intel Corp 21,851 1,083
IPG Photonics Corp
(d)
191 21
KLA Corp 810 297
Lam Research Corp 749 403
Microchip Technology Inc 2,983 224
Micron Technology Inc 6,007 468
Monolithic Power Systems Inc 233 113
NVIDIA Corp 13,414 3,660
NXP Semiconductors NV 1,426 264
Qorvo Inc
(d)
583 72
QUALCOMM Inc 6,046 924
Skyworks Solutions Inc 881 117
Teradyne Inc 873 103
Texas Instruments Inc 4,955 909
$ 12,106
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 214 43
Software - 9 .27%
Activision Blizzard Inc 4,179 335
Adobe Inc
(d)
2,533 1,154
Akamai Technologies Inc
(d)
871 104
ANSYS Inc
(d)
468 149
Autodesk Inc
(d)
1,179 253
Broadridge Financial Solutions Inc 626 97
Cadence Design Systems Inc
(d)
1,486 244
Ceridian HCM Holding Inc
(d)
733 50
Cerner Corp 1,577 148
Citrix Systems Inc 668 67
Electronic Arts Inc 1,510 191
Fidelity National Information Services Inc 3,266 328
Fiserv Inc
(d)
3,188 323
Intuit Inc 1,520 731
Jack Henry & Associates Inc 391 77
Microsoft Corp
(f)
40,229 12,403
MSCI Inc 437 220
Oracle Corp 8,455 700
Paychex Inc 1,722 235
Paycom Software Inc
(d)
259 90
PTC Inc
(d)
564 61
Roper Technologies Inc 566 267
salesforce.com Inc
(d)
5,284 1,122
ServiceNow Inc
(d)
1,074 598
Synopsys Inc
(d)
823 274
Take-Two Interactive Software Inc
(d)
619 95
Tyler Technologies Inc
(d)
221 98
$ 20,414
Telecommunications - 1 .99%
Arista Networks Inc
(d)
1,202 167
AT&T Inc 38,320 905
Cisco Systems Inc 22,631 1,262
Corning Inc 4,009 148
Juniper Networks Inc 1,744 65
Lumen Technologies Inc 4,944 56
Motorola Solutions Inc 905 219
T-Mobile US Inc
(d)
3,149 404
Verizon Communications Inc 22,527 1,148
$ 4,374
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 695 57
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .50%
CH Robinson Worldwide Inc 696 $ 75
CSX Corp 11,901 446
Expeditors International of Washington Inc 908 94
FedEx Corp 1,308 302
JB Hunt Transport Services Inc 449 90
Norfolk Southern Corp 1,287 367
Old Dominion Freight Line Inc 500 149
Union Pacific Corp 3,418 934
United Parcel Service Inc 3,911 839
$ 3,296
Water - 0 .07%
American Water Works Co Inc 973 161
TOTAL COMMON STOCKS $ 205,445
TOTAL PURCHASED OPTIONS - 0.28% $ 612
Total Investments $ 221,503
Other Assets and Liabilities -  (0.56)% (1,239)
TOTAL NET ASSETS - 100.00% $ 220,264
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $44 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $44 or 0.02% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,534 or 1.15% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .82%
Consumer, Non-cyclical 18 .75%
Financial 13 .88%
Communications 13 .39%
Consumer, Cyclical 9 .06%
Industrial 7 .11%
Money Market Funds 6 .84%
Energy 3 .73%
Utilities 2 .55%
Basic Materials 1 .98%
Purchased Options 0 .28%
Investment Companies 0 .17%
Other Assets and Liabilities
( 0 .56 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 16,905 $ 15,270 $ 17,143 $ 15,032
$ 16,905 $ 15,270 $ 17,143 $ 15,032
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 60 $ 6 $ 4,530 .00 04/15/2022 $ 256 $ 397 $ 141
Put - S&P 500 Index N/A 200 20 $ 4,300 .00 04/15/2022 1,390 215 (1,175)
Total $ 1,646 $ 612 $ (1,034)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 60 $ 6 $ 4,560 .00 04/15/2022 $ (196) $ (295) $ (99)
Put - S&P 500 Index N/A 200 20 $ 4,230 .00 04/15/2022 (1,072) (139) 933
Total $ (1,268) $ (434) $ 834
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2022 Long 21 $ 4,757 $ 258
Total $ 258
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .14 % Shares Held Value (000's)
Money Market Funds - 0 .14%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
938,974 $ 939
TOTAL INVESTMENT COMPANIES $ 939
COMMON STOCKS - 99 .65 % Shares Held Value (000's)
Aerospace & Defense - 7 .16%
HEICO Corp - Class A 144,881 $ 18,375
TransDigm Group Inc
(b)
44,883 29,243
$ 47,618
Banks - 0 .71%
First Republic Bank/CA 29,152 4,726
Beverages - 0 .14%
Brown-Forman Corp - B Shares 13,451 902
Building Materials - 4 .41%
Martin Marietta Materials Inc 21,498 8,274
Summit Materials Inc
(b)
122,911 3,818
Vulcan Materials Co 93,717 17,216
$ 29,308
Chemicals - 0 .91%
Air Products and Chemicals Inc 13,303 3,325
Perimeter Solutions SA
(b)
222,248 2,691
Perimeter Solutions SA - Warrants
(b)
97,671 20
$ 6,036
Commercial Services - 8 .69%
Block Inc
(b)
19,412 2,632
Bright Horizons Family Solutions Inc
(b)
15,160 2,011
CoStar Group Inc
(b)
341,510 22,748
Gartner Inc
(b)
23,313 6,935
Moody's Corp 17,931 6,050
TransUnion 88,455 9,141
Verisk Analytics Inc 38,624 8,290
$ 57,807
Distribution & Wholesale - 5 .16%
Copart Inc
(b)
186,015 23,339
Fastenal Co 184,559 10,963
$ 34,302
Diversified Financial Services - 0 .57%
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
4,484 256
Credit Acceptance Corp
(b)
6,399 3,522
$ 3,778
Electric - 3 .43%
Brookfield Infrastructure Partners LP 240,613 15,936
Brookfield Renewable Corp 25,029 1,096
Brookfield Renewable Partners LP 141,616 5,816
$ 22,848
Electronics - 1 .42%
Agilent Technologies Inc 29,123 3,854
Mettler-Toledo International Inc
(b)
4,095 5,623
$ 9,477
Entertainment - 4 .01%
Live Nation Entertainment Inc
(b)
146,217 17,201
Vail Resorts Inc 36,329 9,455
$ 26,656
Healthcare - Products - 1 .02%
IDEXX Laboratories Inc
(b)
12,468 6,821
Home Builders - 2 .31%
Lennar Corp - A Shares 76,755 6,230
Lennar Corp - B Shares 1,155 79
NVR Inc
(b)
2,021 9,029
$ 15,338
Insurance - 7 .93%
Aon PLC 13,719 4,467
Arch Capital Group Ltd
(b)
140,031 6,780
Brown & Brown Inc 188,582 13,629
Fidelity National Financial Inc 27,095 1,324
Markel Corp
(b)
13,299 19,619
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 60,520 $ 6,899
$ 52,718
Internet - 3 .75%
Etsy Inc
(b)
42,882 5,329
VeriSign Inc
(b)
56,749 12,625
Wix.com Ltd
(b)
66,935 6,992
$ 24,946
Lodging - 4 .21%
Hilton Worldwide Holdings Inc
(b)
150,600 22,852
Hyatt Hotels Corp
(b)
53,691 5,125
$ 27,977
Machinery - Diversified - 0 .62%
Cognex Corp 30,148 2,326
Colfax Corp
(b)
45,977 1,829
$ 4,155
Media - 3 .99%
Liberty Broadband Corp - A Shares
(b)
21,002 2,752
Liberty Broadband Corp - C Shares
(b)
106,080 14,355
Liberty Media Corp-Liberty Formula One - A
Shares
(b)
15,460 976
Liberty Media Corp-Liberty Formula One - C
Shares
(b)
121,432 8,481
$ 26,564
Private Equity - 9 .25%
Ares Management Corp 46,725 3,796
Brookfield Asset Management Inc 578,967 32,752
KKR & Co Inc 331,865 19,404
Onex Corp 83,198 5,575
$ 61,527
Real Estate - 2 .72%
CBRE Group Inc 112,106 10,260
Howard Hughes Corp/The
(b)
54,505 5,647
Kennedy-Wilson Holdings Inc 90,743 2,213
$ 18,120
REITs - 3 .06%
SBA Communications Corp 59,131 20,347
Retail - 9 .60%
CarMax Inc
(b)
194,465 18,762
Dollar General Corp 36,530 8,133
Domino's Pizza Inc 28,612 11,645
O'Reilly Automotive Inc
(b)
31,310 21,446
Ross Stores Inc 42,618 3,855
$ 63,841
Semiconductors - 1 .69%
Microchip Technology Inc 149,712 11,249
Software - 12 .89%
ANSYS Inc
(b)
21,147 6,718
Autodesk Inc
(b)
67,451 14,458
Black Knight Inc
(b)
195,194 11,319
Guidewire Software Inc
(b)
116,163 10,991
HubSpot Inc
(b)
3,778 1,794
MSCI Inc 12,458 6,265
Qualtrics International Inc
(b)
19,304 551
Roper Technologies Inc 36,198 17,094
Tyler Technologies Inc
(b)
37,159 16,532
$ 85,722
TOTAL COMMON STOCKS $ 662,783
Total Investments $ 663,722
Other Assets and Liabilities -  0.21% 1,403
TOTAL NET ASSETS - 100.00% $ 665,125

Schedule of Investments
MidCap Account
March 31, 2022 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 25 .29%
Financial 24 .24%
Technology 14 .58%
Industrial 13 .61%
Consumer, Non-cyclical 9 .85%
Communications 7 .74%
Utilities 3 .43%
Basic Materials 0 .91%
Money Market Funds 0 .14%
Other Assets and Liabilities
0 .21%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,988 $ 21,223 $ 22,272 $ 939
$ 1,988 $ 21,223 $ 22,272 $ 939
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .09 % Shares Held Value (000's)
Money Market Funds - 1 .09%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,958,396 $ 1,958
TOTAL INVESTMENT COMPANIES $ 1,958
COMMON STOCKS - 98 .98 % Shares Held Value (000's)
Apparel - 1 .08%
Deckers Outdoor Corp
(b)
3,814 $ 1,044
NIKE Inc 6,544 881
$ 1,925
Automobile Manufacturers - 0 .96%
PACCAR Inc 19,453 1,713
Automobile Parts & Equipment - 0 .36%
Magna International Inc 9,918 638
Banks - 3 .77%
First Republic Bank/CA 6,327 1,026
JPMorgan Chase & Co 25,549 3,483
PNC Financial Services Group Inc/The 12,173 2,245
$ 6,754
Beverages - 1 .30%
Keurig Dr Pepper Inc 61,390 2,327
Chemicals - 2 .15%
Air Products and Chemicals Inc 3,834 958
Albemarle Corp 4,346 961
FMC Corp 14,617 1,923
$ 3,842
Commercial Services - 1 .31%
Morningstar Inc 3,011 822
PayPal Holdings Inc
(b)
13,131 1,519
$ 2,341
Computers - 5 .10%
Apple Inc 52,305 9,133
Consumer Products - 1 .07%
Church & Dwight Co Inc 13,552 1,347
WD-40 Co 3,089 566
$ 1,913
Diversified Financial Services - 6 .89%
Ameriprise Financial Inc 6,543 1,965
BlackRock Inc 1,151 880
Charles Schwab Corp/The 22,753 1,918
Discover Financial Services 3,769 415
Nasdaq Inc 11,193 1,995
Visa Inc 23,221 5,150
$ 12,323
Electric - 3 .30%
Constellation Energy Corp 24,897 1,400
NextEra Energy Inc 43,413 3,678
Xcel Energy Inc 11,588 836
$ 5,914
Electronics - 0 .80%
Honeywell International Inc 7,376 1,435
Energy - Alternate Sources - 0 .44%
Enphase Energy Inc
(b)
3,887 784
Environmental Control - 0 .90%
Republic Services Inc 12,093 1,602
Food - 0 .48%
Simply Good Foods Co/The
(b)
22,846 867
Healthcare - Products - 4 .55%
Abbott Laboratories 21,549 2,551
Cooper Cos Inc/The 4,008 1,674
Edwards Lifesciences Corp
(b)
7,611 896
Medtronic PLC 6,849 760
Thermo Fisher Scientific Inc 3,822 2,257
$ 8,138
Healthcare - Services - 3 .08%
UnitedHealth Group Inc 8,469 4,319
Universal Health Services Inc 8,253 1,196
$ 5,515
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .43%
Sonos Inc
(b)
27,200 $ 768
Insurance - 2 .82%
Fidelity National Financial Inc 21,642 1,057
Marsh & McLennan Cos Inc 10,542 1,796
Progressive Corp/The 19,264 2,196
$ 5,049
Internet - 8 .92%
Alphabet Inc - A Shares
(b)
2,471 6,873
Amazon.com Inc
(b)
1,650 5,379
Meta Platforms Inc
(b)
13,919 3,095
Netflix Inc
(b)
1,656 620
$ 15,967
Machinery - Construction & Mining - 0 .64%
Epiroc AB - A Shares 53,525 1,145
Machinery - Diversified - 2 .04%
Deere & Co 8,802 3,657
Media - 3 .53%
Comcast Corp - Class A 56,323 2,637
Nexstar Media Group Inc 7,023 1,324
Walt Disney Co/The
(b)
17,228 2,363
$ 6,324
Miscellaneous Manufacturers - 0 .48%
Parker-Hannifin Corp 3,040 863
Oil & Gas - 5 .41%
Chevron Corp 25,203 4,104
EOG Resources Inc 21,569 2,571
Helmerich & Payne Inc 21,709 929
Marathon Petroleum Corp 9,077 776
Valero Energy Corp 12,883 1,308
$ 9,688
Packaging & Containers - 0 .68%
Ball Corp 13,556 1,220
Pharmaceuticals - 5 .09%
Bristol-Myers Squibb Co 9,372 684
CVS Health Corp 13,376 1,354
Eli Lilly & Co 6,268 1,795
Merck & Co Inc 22,760 1,867
Pfizer Inc 30,882 1,599
Roche Holding AG ADR 36,504 1,804
$ 9,103
REITs - 3 .58%
Alexandria Real Estate Equities Inc 7,702 1,550
American Tower Corp 4,582 1,151
Extra Space Storage Inc 3,684 757
Host Hotels & Resorts Inc 79,499 1,545
Prologis Inc 8,738 1,411
$ 6,414
Retail - 8 .07%
Chipotle Mexican Grill Inc
(b)
898 1,421
Costco Wholesale Corp 4,606 2,652
Home Depot Inc/The 4,230 1,266
Lululemon Athletica Inc
(b)
2,674 977
O'Reilly Automotive Inc
(b)
2,512 1,720
Papa John's International Inc 6,484 683
Starbucks Corp 8,169 743
Target Corp 10,745 2,280
Tractor Supply Co 11,603 2,708
$ 14,450
Semiconductors - 5 .64%
Broadcom Inc 6,734 4,240
Lam Research Corp 3,456 1,858
Microchip Technology Inc 16,211 1,218
NVIDIA Corp 7,372 2,012
Taiwan Semiconductor Manufacturing Co Ltd
ADR
7,376 769
$ 10,097

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 11 .21%
Adobe Inc
(b)
7,056 $ 3,215
Fair Isaac Corp
(b)
2,390 1,115
Microsoft Corp 34,641 10,680
Roper Technologies Inc 3,292 1,555
salesforce.com Inc
(b)
7,529 1,599
ServiceNow Inc
(b)
2,150 1,197
Veeva Systems Inc
(b)
3,316 704
$ 20,065
Telecommunications - 1 .26%
T-Mobile US Inc
(b)
17,597 2,259
Transportation - 1 .64%
Expeditors International of Washington Inc 9,729 1,004
Union Pacific Corp 7,058 1,928
$ 2,932
TOTAL COMMON STOCKS $ 177,165
Total Investments $ 179,123
Other Assets and Liabilities -  (0.07)% (131)
TOTAL NET ASSETS - 100.00% $ 178,992
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 21 .95%
Financial 17 .06%
Consumer, Non-cyclical 16 .88%
Communications 13 .71%
Consumer, Cyclical 10 .90%
Industrial 7 .18%
Energy 5 .85%
Utilities 3 .30%
Basic Materials 2 .15%
Money Market Funds 1 .09%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,996 $ 15,543 $ 15,581 $ 1,958
$ 1,996 $ 15,543 $ 15,581 $ 1,958
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .72%
Blue Chip Fund
(a)
39,195 $ 1,404
Core Fixed Income Fund
(a)
1,223,823 11,369
Diversified International Fund
(a)
159,482 2,076
Diversified Real Asset Fund
(a)
66,882 931
International Small Company Fund
(a)
36,188 383
LargeCap Growth Fund I
(a)
69,798 1,337
MidCap Fund
(a)
18,797 696
MidCap Value Fund I
(a)
45,009 780
Origin Emerging Markets Fund
(a)
43,152 503
SmallCap Growth Fund I
(a)
20,679 303
SmallCap Value Fund II
(a)
31,297 396
$ 20,178
Principal Funds, Inc. Institutional Class - 44 .29%
Equity Income Fund
(a)
36,753 1,450
High Income Fund
(a)
293,590 2,607
Inflation Protection Fund
(a)
253,166 2,281
LargeCap S&P 500 Index Fund
(a)
42,473 982
LargeCap Value Fund III
(a)
77,659 1,518
Overseas Fund
(a)
92,077 965
Short-Term Income Fund
(a)
525,813 6,236
$ 16,039
TOTAL INVESTMENT COMPANIES $ 36,217
Total Investments $ 36,217
Other Assets and Liabilities -  (0.01)% (5)
TOTAL NET ASSETS - 100.00% $ 36,212
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 67 .85%
Domestic Equity Funds 24 .47%
International Equity Funds 5 .12%
Specialty Funds 2 .57%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,514 $ 157 $ 61 $ 1,404
Core Fixed Income Fund 11,735 1,136 734 11,369
Diversified International Fund 2,492 180 368 2,076
Diversified Real Asset Fund 857 79 51 931
Equity Income Fund 1,414 163 61 1,450
High Income Fund 2,654 232 137 2,607
Inflation Protection Fund 2,288 198 136 2,281
International Small Company Fund 463 33 68 383
LargeCap Growth Fund I 1,456 157 63 1,337
LargeCap S&P 500 Index Fund 943 146 58 982
LargeCap Value Fund III 1,432 157 63 1,518
MidCap Fund 721 107 42 696
MidCap Value Fund I 728 107 43 780
Origin Emerging Markets Fund 612 44 90 503
Overseas Fund 1,046 77 156 965
Short-Term Income Fund 6,237 538 358 6,236
SmallCap Growth Fund I 329 39 15 303
SmallCap Value Fund II 380 39 15 396
$ 37,301 $ 3,589 $ 2,519 $ 36,217
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ (206)
Core Fixed Income Fund 70 (15) — (753)
Diversified International Fund — (6) — (222)
Diversified Real Asset Fund 4 — — 46
Equity Income Fund 6 (1) — (65)
High Income Fund 33 (2) — (140)
Inflation Protection Fund — (2) — (67)
International Small Company Fund — (1) — (44)
LargeCap Growth Fund I — (3) — (210)
LargeCap S&P 500 Index Fund — (2) — (47)
LargeCap Value Fund III — — — (8)
MidCap Fund — (3) — (87)
MidCap Value Fund I — — — (12)
Origin Emerging Markets Fund — (3) — (60)
Overseas Fund — 4 — (6)
Short-Term Income Fund 18 (2) — (179)
SmallCap Growth Fund I — (1) — (49)
SmallCap Value Fund II — — — (8)
$ 131 $ (37) $ — $ (2,117)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .95%
Blue Chip Fund
(a)
260,322 $ 9,322
Core Fixed Income Fund
(a)
5,807,775 53,954
Diversified International Fund
(a)
1,110,241 14,455
Diversified Real Asset Fund
(a)
339,003 4,719
International Small Company Fund
(a)
252,270 2,672
LargeCap Growth Fund I
(a)
462,721 8,866
MidCap Fund
(a)
123,055 4,553
MidCap Value Fund I
(a)
287,754 4,990
Origin Emerging Markets Fund
(a)
287,403 3,348
SmallCap Growth Fund I
(a)
138,736 2,030
SmallCap Value Fund II
(a)
211,483 2,677
$ 111,586
Principal Funds, Inc. Institutional Class - 40 .05%
Equity Income Fund
(a)
241,949 9,545
High Income Fund
(a)
1,253,563 11,132
Inflation Protection Fund
(a)
1,075,879 9,694
LargeCap S&P 500 Index Fund
(a)
305,033 7,055
LargeCap Value Fund III
(a)
512,383 10,012
Overseas Fund
(a)
639,644 6,703
Short-Term Income Fund
(a)
1,719,370 20,392
$ 74,533
TOTAL INVESTMENT COMPANIES $ 186,119
Total Investments $ 186,119
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 186,113
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 58 .91%
Domestic Equity Funds 31 .73%
International Equity Funds 6 .83%
Specialty Funds 2 .53%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 10,286 $ 542 $ 168 $ 9,322
Core Fixed Income Fund 56,952 1,994 1,393 53,954
Diversified International Fund 17,182 408 1,608 14,455
Diversified Real Asset Fund 4,441 146 105 4,719
Equity Income Fund 9,547 581 168 9,545
High Income Fund 11,542 419 232 11,132
Inflation Protection Fund 9,938 279 232 9,694
International Small Company Fund 3,202 76 300 2,672
LargeCap Growth Fund I 9,881 542 168 8,866
LargeCap S&P 500 Index Fund 7,019 535 167 7,055
LargeCap Value Fund III 9,686 542 169 10,012
MidCap Fund 4,866 379 117 4,553
MidCap Value Fund I 4,804 373 117 4,990
Origin Emerging Markets Fund 4,052 99 390 3,348
Overseas Fund 7,232 175 690 6,703
Short-Term Income Fund 20,827 614 464 20,392
SmallCap Growth Fund I 2,257 149 46 2,030
SmallCap Value Fund II 2,624 149 48 2,677
$ 196,338 $ 8,002 $ 6,582 $ 186,119
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1) $ — $ (1,337)
Core Fixed Income Fund 326 (8) — (3,591)
Diversified International Fund — (39) — (1,488)
Diversified Real Asset Fund 19 — — 237
Equity Income Fund 39 (1) — (414)
High Income Fund 141 — — (597)
Inflation Protection Fund — — — (291)
International Small Company Fund — (5) — (301)
LargeCap Growth Fund I — (6) — (1,383)
LargeCap S&P 500 Index Fund — (3) — (329)
LargeCap Value Fund III — (1) — (46)
MidCap Fund — (3) — (572)
MidCap Value Fund I — (1) — (69)
Origin Emerging Markets Fund — (9) — (404)
Overseas Fund — 23 — (37)
Short-Term Income Fund 59 (1) — (584)
SmallCap Growth Fund I — (1) — (329)
SmallCap Value Fund II — — — (48)
$ 584 $ (56) $ — $ (11,583)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 70 .53%
Blue Chip Fund
(a)
471,095 $ 16,870
Core Fixed Income Fund
(a)
7,819,837 72,646
Diversified International Fund
(a)
2,101,028 27,355
International Small Company Fund
(a)
467,872 4,955
LargeCap Growth Fund I
(a)
838,835 16,072
MidCap Fund
(a)
224,384 8,302
MidCap Value Fund I
(a)
531,304 9,213
Origin Emerging Markets Fund
(a)
528,441 6,156
Real Estate Securities Fund
(a)
203,966 6,723
SmallCap Growth Fund I
(a)
254,343 3,721
SmallCap Value Fund II
(a)
376,574 4,768
$ 176,781
Principal Funds, Inc. Institutional Class - 29 .47%
Equity Income Fund
(a)
438,594 17,303
High Income Fund
(a)
1,326,152 11,776
LargeCap S&P 500 Index Fund
(a)
606,050 14,018
LargeCap Value Fund III
(a)
927,708 18,127
Overseas Fund
(a)
1,207,291 12,652
$ 73,876
TOTAL INVESTMENT COMPANIES $ 250,657
Total Investments $ 250,657
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 250,651
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45 .92%
Fixed Income Funds 44 .59%
International Equity Funds 9 .49%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 18,828 $ 689 $ 235 $ 16,870
Core Fixed Income Fund 75,243 3,579 1,395 72,646
Diversified International Fund 30,127 1,072 1,067 27,355
Equity Income Fund 17,520 759 236 17,303
High Income Fund 12,009 584 195 11,776
International Small Company Fund 5,494 195 194 4,955
LargeCap Growth Fund I 18,132 689 236 16,072
LargeCap S&P 500 Index Fund 14,218 689 235 14,018
LargeCap Value Fund III 17,751 689 236 18,127
MidCap Fund 9,037 480 165 8,302
MidCap Value Fund I 9,030 473 161 9,213
Origin Emerging Markets Fund 6,897 256 255 6,156
Overseas Fund 12,705 455 453 12,652
Real Estate Securities Fund 6,948 258 106 6,723
SmallCap Growth Fund I 4,201 197 68 3,721
SmallCap Value Fund II 4,729 191 65 4,768
$ 262,869 $ 11,255 $ 5,302 $ 250,657
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ (2,412)
Core Fixed Income Fund 434 (7) — (4,774)
Diversified International Fund — (10) — (2,767)
Equity Income Fund 70 (1) — (739)
High Income Fund 147 — — (622)
International Small Company Fund — (1) — (539)
LargeCap Growth Fund I — (1) — (2,512)
LargeCap S&P 500 Index Fund — (2) — (652)
LargeCap Value Fund III — — — (77)
MidCap Fund — (1) — (1,049)
MidCap Value Fund I — — — (129)
Origin Emerging Markets Fund — (1) — (741)
Overseas Fund — 3 — (58)
Real Estate Securities Fund 21 — — (377)
SmallCap Growth Fund I — (1) — (608)
SmallCap Value Fund II — — — (87)
$ 672 $ (22) $ — $ (18,143)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .71%
Blue Chip Fund
(a)
298,569 $ 10,692
Core Fixed Income Fund
(a)
1,577,265 14,653
Diversified International Fund
(a)
1,417,011 18,449
International Small Company Fund
(a)
322,791 3,418
LargeCap Growth Fund I
(a)
534,042 10,232
MidCap Value Fund I
(a)
353,931 6,137
Origin Emerging Markets Fund
(a)
375,446 4,374
Real Estate Securities Fund
(a)
103,387 3,408
SmallCap Growth Fund I
(a)
159,438 2,333
SmallCap Value Fund II
(a)
234,067 2,963
$ 76,659
Principal Funds, Inc. Institutional Class - 39 .29%
Equity Income Fund
(a)
282,141 11,130
High Income Fund
(a)
349,291 3,102
LargeCap S&P 500 Index Fund
(a)
439,626 10,169
LargeCap Value Fund III
(a)
595,244 11,631
MidCap Growth Fund III
(a)
408,759 5,048
Overseas Fund
(a)
813,628 8,527
$ 49,607
TOTAL INVESTMENT COMPANIES $ 126,266
Total Investments $ 126,266
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 126,261
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 58 .41%
Fixed Income Funds 28 .67%
International Equity Funds 12 .92%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 12,123 $ 407 $ 292 $ 10,692
Core Fixed Income Fund 15,320 819 522 14,653
Diversified International Fund 20,086 825 591 18,449
Equity Income Fund 11,451 452 292 11,130
High Income Fund 3,188 174 96 3,102
International Small Company Fund 3,746 152 109 3,418
LargeCap Growth Fund I 11,740 407 292 10,232
LargeCap S&P 500 Index Fund 10,541 396 282 10,169
LargeCap Value Fund III 11,567 407 290 11,631
MidCap Growth Fund III 5,719 274 196 5,048
MidCap Value Fund I 6,149 274 196 6,137
Origin Emerging Markets Fund 4,844 199 142 4,374
Overseas Fund 8,472 351 251 8,527
Real Estate Securities Fund 3,552 143 94 3,408
SmallCap Growth Fund I 2,690 112 80 2,333
SmallCap Value Fund II 2,988 109 79 2,963
$ 134,176 $ 5,501 $ 3,804 $ 126,266
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ (1,546)
Core Fixed Income Fund 87 — — (964)
Diversified International Fund — — — (1,871)
Equity Income Fund 45 — — (481)
High Income Fund 39 — — (164)
International Small Company Fund — — — (371)
LargeCap Growth Fund I — (5) — (1,618)
LargeCap S&P 500 Index Fund — (3) — (483)
LargeCap Value Fund III — (1) — (52)
MidCap Growth Fund III — (1) — (748)
MidCap Value Fund I — 1 — (91)
Origin Emerging Markets Fund — — — (527)
Overseas Fund — — — (45)
Real Estate Securities Fund 10 — — (193)
SmallCap Growth Fund I — — — (389)
SmallCap Value Fund II — — — (55)
$ 181 $ (9) $ — $ (9,598)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .16%
Blue Chip Fund
(a)
173,318 $ 6,206
Core Fixed Income Fund
(a)
112,997 1,050
Diversified International Fund
(a)
814,750 10,608
International Small Company Fund
(a)
184,822 1,957
LargeCap Growth Fund I
(a)
310,174 5,943
MidCap Value Fund I
(a)
209,482 3,632
Origin Emerging Markets Fund
(a)
218,519 2,546
Real Estate Securities Fund
(a)
52,992 1,747
SmallCap Growth Fund I
(a)
92,890 1,359
SmallCap Value Fund II
(a)
143,182 1,813
$ 36,861
Principal Funds, Inc. Institutional Class - 42 .85%
Equity Income Fund
(a)
163,885 6,465
High Income Fund
(a)
30,955 275
LargeCap S&P 500 Index Fund
(a)
271,973 6,291
LargeCap Value Fund III
(a)
345,384 6,749
MidCap Growth Fund III
(a)
243,353 3,005
Overseas Fund
(a)
463,065 4,853
$ 27,638
TOTAL INVESTMENT COMPANIES $ 64,499
Total Investments $ 64,499
Other Assets and Liabilities -  (0.01)% (5)
TOTAL NET ASSETS - 100.00% $ 64,494
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 66 .99%
Fixed Income Funds 18 .51%
International Equity Funds 14 .51%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 7,059 $ 367 $ 305 $ 6,206
Core Fixed Income Fund 1,075 160 114 1,050
Diversified International Fund 11,412 851 553 10,608
Equity Income Fund 6,664 394 305 6,465
High Income Fund 277 39 26 275
International Small Company Fund 2,119 157 102 1,957
LargeCap Growth Fund I 6,840 367 304 5,943
LargeCap S&P 500 Index Fund 6,537 361 300 6,291
LargeCap Value Fund III 6,720 367 304 6,749
MidCap Growth Fund III 3,418 250 208 3,005
MidCap Value Fund I 3,646 250 208 3,632
Origin Emerging Markets Fund 2,787 205 132 2,546
Overseas Fund 4,760 363 236 4,853
Real Estate Securities Fund 1,815 110 78 1,747
SmallCap Growth Fund I 1,572 103 85 1,359
SmallCap Value Fund II 1,830 103 85 1,813
$ 68,531 $ 4,447 $ 3,345 $ 64,499
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (5) $ — $ (910)
Core Fixed Income Fund 7 (1) — (70)
Diversified International Fund — 1 — (1,103)
Equity Income Fund 26 — — (288)
High Income Fund 4 — — (15)
International Small Company Fund — — — (217)
LargeCap Growth Fund I — (11) — (949)
LargeCap S&P 500 Index Fund — (5) — (302)
LargeCap Value Fund III — — — (34)
MidCap Growth Fund III — 2 — (457)
MidCap Value Fund I — — — (56)
Origin Emerging Markets Fund — (1) — (313)
Overseas Fund — — — (34)
Real Estate Securities Fund 5 (1) — (99)
SmallCap Growth Fund I — 1 — (232)
SmallCap Value Fund II — — — (35)
$ 42 $ (20) $ — $ (5,114)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .66%
Blue Chip Fund
(a)
43,836 $ 1,570
Core Fixed Income Fund
(a)
29,952 278
Diversified International Fund
(a)
203,962 2,656
International Small Company Fund
(a)
46,582 493
LargeCap Growth Fund I
(a)
78,440 1,503
MidCap Value Fund I
(a)
52,743 915
Origin Emerging Markets Fund
(a)
54,094 630
Real Estate Securities Fund
(a)
13,404 442
SmallCap Growth Fund I
(a)
23,262 340
SmallCap Value Fund II
(a)
35,850 454
$ 9,281
Principal Funds, Inc. Institutional Class - 43 .37%
Equity Income Fund
(a)
41,399 1,633
High Income Fund
(a)
11,088 98
LargeCap S&P 500 Index Fund
(a)
71,232 1,648
LargeCap Value Fund III
(a)
87,403 1,708
MidCap Growth Fund III
(a)
60,713 750
Overseas Fund
(a)
120,916 1,267
$ 7,104
TOTAL INVESTMENT COMPANIES $ 16,385
Total Investments $ 16,385
Other Assets and Liabilities -  (0.03)% (5)
TOTAL NET ASSETS - 100.00% $ 16,380
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 66 .93%
Fixed Income Funds 18 .51%
International Equity Funds 14 .59%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,767 $ 119 $ 87 $ 1,570
Core Fixed Income Fund 282 48 34 278
Diversified International Fund 2,858 243 175 2,656
Equity Income Fund 1,667 126 89 1,633
High Income Fund 98 16 11 98
International Small Company Fund 535 45 33 493
LargeCap Growth Fund I 1,712 119 88 1,503
LargeCap S&P 500 Index Fund 1,697 117 86 1,648
LargeCap Value Fund III 1,685 119 88 1,708
MidCap Growth Fund III 841 81 60 750
MidCap Value Fund I 907 81 59 915
Origin Emerging Markets Fund 690 59 43 630
Overseas Fund 1,245 104 74 1,267
Real Estate Securities Fund 457 35 25 442
SmallCap Growth Fund I 389 33 25 340
SmallCap Value Fund II 454 33 24 454
$ 17,284 $ 1,378 $ 1,001 $ 16,385
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ (229)
Core Fixed Income Fund 2 — — (18)
Diversified International Fund — — — (270)
Equity Income Fund 7 — — (71)
High Income Fund 1 — — (5)
International Small Company Fund — — — (54)
LargeCap Growth Fund I — (3) — (237)
LargeCap S&P 500 Index Fund — — — (80)
LargeCap Value Fund III — — — (8)
MidCap Growth Fund III — — — (112)
MidCap Value Fund I — — — (14)
Origin Emerging Markets Fund — — — (76)
Overseas Fund — — — (8)
Real Estate Securities Fund 1 — — (25)
SmallCap Growth Fund I — — — (57)
SmallCap Value Fund II — — — (9)
$ 11 $ (3) $ — $ (1,273)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .67%
Blue Chip Fund
(a)
29,995 $ 1,074
Core Fixed Income Fund
(a)
971,877 9,029
Diversified International Fund
(a)
125,442 1,633
Diversified Real Asset Fund
(a)
54,889 764
International Small Company Fund
(a)
29,399 311
LargeCap Growth Fund I
(a)
54,093 1,036
MidCap Fund
(a)
15,904 589
MidCap Value Fund I
(a)
37,839 656
Origin Emerging Markets Fund
(a)
35,573 414
SmallCap Growth Fund I
(a)
15,760 231
SmallCap Value Fund II
(a)
23,290 295
$ 16,032
Principal Funds, Inc. Institutional Class - 44 .35%
Equity Income Fund
(a)
28,770 1,135
High Income Fund
(a)
233,841 2,077
Inflation Protection Fund
(a)
200,839 1,810
LargeCap S&P 500 Index Fund
(a)
36,869 853
LargeCap Value Fund III
(a)
60,351 1,179
Overseas Fund
(a)
73,134 766
Short-Term Income Fund
(a)
417,713 4,954
$ 12,774
TOTAL INVESTMENT COMPANIES $ 28,806
Total Investments $ 28,806
Other Assets and Liabilities -  (0.02)% (5)
TOTAL NET ASSETS - 100.00% $ 28,801
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 67 .72%
Domestic Equity Funds 24 .47%
International Equity Funds 5 .18%
Specialty Funds 2 .65%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,174 $ 101 $ 50 $ 1,074
Core Fixed Income Fund 9,487 714 588 9,029
Diversified International Fund 1,957 112 267 1,633
Diversified Real Asset Fund 719 50 42 764
Equity Income Fund 1,128 106 50 1,135
High Income Fund 2,146 148 109 2,077
Inflation Protection Fund 1,850 123 109 1,810
International Small Company Fund 375 20 49 311
LargeCap Growth Fund I 1,144 101 51 1,036
LargeCap S&P 500 Index Fund 844 95 46 853
LargeCap Value Fund III 1,134 101 50 1,179
MidCap Fund 626 69 33 589
MidCap Value Fund I 630 69 33 656
Origin Emerging Markets Fund 502 27 65 414
Overseas Fund 833 47 113 766
Short-Term Income Fund 5,043 336 288 4,954
SmallCap Growth Fund I 254 25 11 231
SmallCap Value Fund II 287 25 12 295
$ 30,133 $ 2,269 $ 1,966 $ 28,806
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (2) $ — $ (149)
Core Fixed Income Fund 53 (5) — (579)
Diversified International Fund — (5) — (164)
Diversified Real Asset Fund 3 — — 37
Equity Income Fund 4 — — (49)
High Income Fund 26 — — (108)
Inflation Protection Fund — — — (54)
International Small Company Fund — — — (35)
LargeCap Growth Fund I — (1) — (157)
LargeCap S&P 500 Index Fund — (1) — (39)
LargeCap Value Fund III — — — (6)
MidCap Fund — (1) — (72)
MidCap Value Fund I — — — (10)
Origin Emerging Markets Fund — (2) — (48)
Overseas Fund — (3) — 2
Short-Term Income Fund 14 — — (137)
SmallCap Growth Fund I — — — (37)
SmallCap Value Fund II — — — (5)
$ 100 $ (20) $ — $ (1,610)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .50 % Shares Held Value (000's)
Money Market Funds - 1 .50%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,626,452 $ 2,626
TOTAL INVESTMENT COMPANIES $ 2,626
COMMON STOCKS - 98 .41 % Shares Held Value (000's)
Entertainment - 1 .45%
Marriott Vacations Worldwide Corp 16,125 $ 2,543
Home Builders - 1 .17%
DR Horton Inc 27,360 2,039
Lodging - 0 .84%
Travel + Leisure Co 25,509 1,478
REITs - 94 .95%
Agree Realty Corp 31,858 2,114
Alexandria Real Estate Equities Inc 29,879 6,013
American Assets Trust Inc 15,284 579
American Homes 4 Rent 154,279 6,176
American Tower Corp 19,160 4,813
Apartment Income REIT Corp 69,950 3,740
Apple Hospitality REIT Inc 99,490 1,788
AvalonBay Communities Inc 38,950 9,674
Brandywine Realty Trust 46,635 659
Broadstone Net Lease Inc 104,739 2,281
Cousins Properties Inc 81,059 3,266
CubeSmart 74,515 3,877
DiamondRock Hospitality Co
(b)
126,335 1,276
Digital Realty Trust Inc 10,188 1,445
Equinix Inc 13,545 10,045
Equity LifeStyle Properties Inc 42,332 3,238
Essex Property Trust Inc 23,229 8,025
Extra Space Storage Inc 35,975 7,397
First Industrial Realty Trust Inc 68,653 4,250
Healthcare Realty Trust Inc 42,520 1,169
Healthcare Trust of America Inc 110,267 3,456
InvenTrust Properties Corp 65,791 2,025
Invitation Homes Inc 168,215 6,759
Kilroy Realty Corp 50,987 3,896
Medical Properties Trust Inc 142,128 3,005
MGM Growth Properties LLC 48,084 1,861
NETSTREIT Corp 27,160 610
Park Hotels & Resorts Inc 57,305 1,119
Prologis Inc 84,122 13,584
PS Business Parks Inc 15,501 2,605
Public Storage 10,635 4,151
Regency Centers Corp 44,780 3,195
Rexford Industrial Realty Inc 49,083 3,661
Sabra Health Care REIT Inc 150,537 2,242
Saul Centers Inc 15,747 830
Simon Property Group Inc 16,376 2,154
STORE Capital Corp 101,308 2,961
Sun Communities Inc 37,876 6,639
Terreno Realty Corp 42,110 3,118
Ventas Inc 139,936 8,642
VICI Properties Inc 148,610 4,229
Welltower Inc 29,124 2,800
Weyerhaeuser Co 25,834 979
$ 166,346
TOTAL COMMON STOCKS $ 172,406
Total Investments $ 175,032
Other Assets and Liabilities -  0.09% 166
TOTAL NET ASSETS - 100.00% $ 175,198
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 94 .95%
Consumer, Cyclical 3 .46%
Money Market Funds 1 .50%
Other Assets and Liabilities
0 .09%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,129 $ 5,832 $ 5,335 $ 2,626
$ 2,129 $ 5,832 $ 5,335 $ 2,626
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 1 .63%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,135,929 $ 11,136
Principal Exchange-Traded Funds - 12 .72%
Principal Investment Grade Corporate Active
ETF
(a)
284,000 6,841
Principal U.S. Mega-Cap ETF
(a)
1,262,807 54,016
Principal U.S. Small-Cap Multi-Factor ETF
(a)
587,600 26,072
$ 86,929
Principal Funds, Inc. Class R-6 - 50 .82%
Blue Chip Fund
(a)
1,890,685 67,705
Core Fixed Income Fund
(a)
9,334,933 86,722
Diversified International Fund
(a)
1,662,309 21,643
Diversified Real Asset Fund
(a)
2,387,140 33,229
Edge MidCap Fund
(a)
1,110,517 15,081
Global Real Estate Securities Fund
(a)
584,509 6,570
High Yield Fund
(a)
2,999,784 20,818
International Small Company Fund
(a)
1,092,445 11,569
LargeCap Growth Fund I
(a)
1,465,035 28,070
Origin Emerging Markets Fund
(a)
2,299,362 26,788
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,003,650 29,165
$ 347,360
Principal Funds, Inc. Institutional Class - 19 .89%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,117,638 20,774
LargeCap Value Fund III
(a)
1,796,143 35,097
Overseas Fund
(a)
1,358,482 14,237
Principal Capital Appreciation Fund
(a)
724,184 45,406
Short-Term Income Fund
(a)
1,721,734 20,420
$ 135,934
Principal Variable Contracts Funds, Inc.  Class 1 - 14 .97%
Equity Income Account
(a)
1,719,763 56,666
Government & High Quality Bond Account
(a)
3,394,974 30,623
MidCap Account
(a)
227,637 15,047
$ 102,336
TOTAL INVESTMENT COMPANIES $ 683,695
Total Investments $ 683,695
Other Assets and Liabilities -  (0.03)% (171)
TOTAL NET ASSETS - 100.00% $ 683,524
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 50 .21%
Fixed Income Funds 34 .68%
International Equity Funds 8 .65%
Specialty Funds 4 .86%
Money Market Funds 1 .63%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 76,921 $ 4,810 $ 4,343 $ 67,705
Core Fixed Income Fund 82,384 12,491 2,407 86,722
Diversified International Fund 19,142 5,183 481 21,643
Diversified Real Asset Fund 37,643 171 6,263 33,229
Edge MidCap Fund 17,925 36 1,543 15,081
Equity Income Account 62,100 98 3,246 56,666
Finisterre Emerging Markets Total Return Bond Fund 23,011 221 1,716 20,774
Global Real Estate Securities Fund 17,302 15 9,992 6,570
Government & High Quality Bond Account 26,575 6,699 1,096 30,623
High Yield Fund 16,203 6,193 590 20,818
International Small Company Fund 9,488 3,661 332 11,569
LargeCap Growth Fund I 31,328 1,709 511 28,070
LargeCap Value Fund III 37,659 37 2,438 35,097
MidCap Account 7,624 9,263 283 15,047
Origin Emerging Markets Fund 48,422 48 18,257 26,788
Overseas Fund 7,286 7,686 552 14,237
Principal Capital Appreciation Fund 13,047 34,063 626 45,406
Principal Government Money Market Fund - Institutional Class 0.00% 22,974 6,835 18,673 11,136
Principal Investment Grade Corporate Active ETF 10,054 — 2,533 6,841
Principal U.S. Mega-Cap ETF 66,858 — 10,641 54,016
Principal U.S. Small-Cap Multi-Factor ETF 52,810 — 24,425 26,072
Short-Term Income Fund 25,640 84 4,690 20,420
Spectrum Preferred and Capital Securities Income Fund 32,072 350 1,369 29,165
$ 744,468 $ 99,653 $ 117,007 $ 683,695
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2,186 $ — $ (11,869)
Core Fixed Income Fund 526 (135) — (5,611)
Diversified International Fund — (37) — (2,164)
Diversified Real Asset Fund 135 117 — 1,561
Edge MidCap Fund — 15 — (1,352)
Equity Income Account — 2,118 — (4,404)
Finisterre Emerging Markets Total Return Bond Fund 189 (94) — (648)
Global Real Estate Securities Fund — 2,295 — (3,050)
Government & High Quality Bond Account — (66) — (1,489)
High Yield Fund 256 (26) — (962)
International Small Company Fund — (46) — (1,202)
LargeCap Growth Fund I — (72) — (4,384)
LargeCap Value Fund III — (50) — (111)
MidCap Account — (36) — (1,521)
Origin Emerging Markets Fund — (1,937) — (1,488)
Overseas Fund — (53) — (130)
Principal Capital Appreciation Fund — (117) — (961)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 38 (45) — (635)
Principal U.S. Mega-Cap ETF — 4,336 — (6,537)
Principal U.S. Small-Cap Multi-Factor ETF — 6,854 — (9,167)
Short-Term Income Fund 61 (45) — (569)
Spectrum Preferred and Capital Securities Income Fund 319 (26) — (1,862)
$ 1,524 $ 15,136 $ — $ (58,555)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 2 .40%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
4,667,300 $ 4,667
Principal Exchange-Traded Funds - 8 .95%
Principal Investment Grade Corporate Active
ETF
(a)
135,000 3,252
Principal U.S. Mega-Cap ETF
(a)
231,230 9,891
Principal U.S. Small-Cap Multi-Factor ETF
(a)
96,200 4,268
$ 17,411
Principal Funds, Inc. Class R-6 - 54 .39%
Blue Chip Fund
(a)
362,935 12,997
Core Fixed Income Fund
(a)
4,229,846 39,295
Diversified International Fund
(a)
265,128 3,452
Diversified Real Asset Fund
(a)
604,214 8,411
Edge MidCap Fund
(a)
212,582 2,887
Global Real Estate Securities Fund
(a)
258,075 2,901
High Yield Fund
(a)
1,461,711 10,144
International Small Company Fund
(a)
180,359 1,910
LargeCap Growth Fund I
(a)
284,819 5,457
Origin Emerging Markets Fund
(a)
420,491 4,899
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,383,720 13,436
$ 105,789
Principal Funds, Inc. Institutional Class - 20 .50%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
945,961 9,280
LargeCap Value Fund III
(a)
329,293 6,434
Overseas Fund
(a)
269,515 2,825
Principal Capital Appreciation Fund
(a)
184,148 11,546
Short-Term Income Fund
(a)
824,478 9,778
$ 39,863
Principal Variable Contracts Funds, Inc.  Class 1 - 13 .79%
Equity Income Account
(a)
326,192 10,748
Government & High Quality Bond Account
(a)
1,513,304 13,650
MidCap Account
(a)
36,579 2,418
$ 26,816
TOTAL INVESTMENT COMPANIES $ 194,546
Total Investments $ 194,546
Other Assets and Liabilities -  (0.03)% (50)
TOTAL NET ASSETS - 100.00% $ 194,496
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 52 .60%
Domestic Equity Funds 34 .27%
International Equity Funds 6 .44%
Specialty Funds 4 .32%
Money Market Funds 2 .40%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 14,840 $ 1,410 $ 1,425 $ 12,997
Core Fixed Income Fund 37,543 4,908 593 39,295
Diversified International Fund 2,019 1,842 76 3,452
Diversified Real Asset Fund 9,800 187 2,000 8,411
Edge MidCap Fund 3,423 112 402 2,887
Equity Income Account 11,346 301 478 10,748
Finisterre Emerging Markets Total Return Bond Fund 11,778 252 2,424 9,280
Global Real Estate Securities Fund 6,822 22 3,651 2,901
Government & High Quality Bond Account 12,152 2,953 761 13,650
High Yield Fund 7,943 3,103 421 10,144
International Small Company Fund 2,398 232 450 1,910
LargeCap Growth Fund I 6,046 581 290 5,457
LargeCap Value Fund III 5,183 2,150 833 6,434
MidCap Account 2,215 509 20 2,418
Origin Emerging Markets Fund 8,855 31 3,356 4,899
Overseas Fund 1,520 1,545 192 2,825
Principal Capital Appreciation Fund 2,022 10,046 157 11,546
Principal Government Money Market Fund - Institutional Class 0.00% 4,910 3,215 3,458 4,667
Principal Investment Grade Corporate Active ETF 4,686 436 1,577 3,252
Principal U.S. Mega-Cap ETF 12,575 — 2,300 9,891
Principal U.S. Small-Cap Multi-Factor ETF 7,265 — 2,716 4,268
Short-Term Income Fund 12,127 188 2,251 9,778
Spectrum Preferred and Capital Securities Income Fund 16,125 308 2,109 13,436
$ 203,593 $ 34,331 $ 31,940 $ 194,546
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 513 $ — $ (2,341)
Core Fixed Income Fund 235 (29) — (2,534)
Diversified International Fund — (9) — (324)
Diversified Real Asset Fund 34 28 — 396
Edge MidCap Fund — 3 — (249)
Equity Income Account — 29 — (450)
Finisterre Emerging Markets Total Return Bond Fund 83 (103) — (223)
Global Real Estate Securities Fund — 773 — (1,065)
Government & High Quality Bond Account — (51) — (643)
High Yield Fund 124 (18) — (463)
International Small Company Fund — (94) — (176)
LargeCap Growth Fund I — (59) — (821)
LargeCap Value Fund III — (36) — (30)
MidCap Account — (2) — (284)
Origin Emerging Markets Fund — (354) — (277)
Overseas Fund — (21) — (27)
Principal Capital Appreciation Fund — (35) — (330)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 15 (28) — (265)
Principal U.S. Mega-Cap ETF — 944 — (1,328)
Principal U.S. Small-Cap Multi-Factor ETF — 1,007 — (1,288)
Short-Term Income Fund 29 (3) — (283)
Spectrum Preferred and Capital Securities Income Fund 148 (46) — (842)
$ 668 $ 2,409 $ — $ (13,847)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 1 .86%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
7,591,679 $ 7,592
Principal Exchange-Traded Funds - 16 .79%
Principal Investment Grade Corporate Active
ETF
(a)
82,000 1,975
Principal U.S. Mega-Cap ETF
(a)
986,311 42,189
Principal U.S. Small-Cap Multi-Factor ETF
(a)
549,400 24,377
$ 68,541
Principal Funds, Inc. Class R-6 - 44 .93%
Blue Chip Fund
(a)
1,466,224 52,505
Core Fixed Income Fund
(a)
2,071,596 19,245
Diversified International Fund
(a)
1,240,581 16,152
Diversified Real Asset Fund
(a)
1,351,561 18,814
Edge MidCap Fund
(a)
961,983 13,064
Global Real Estate Securities Fund
(a)
84,358 948
High Yield Fund
(a)
457,914 3,178
International Small Company Fund
(a)
844,443 8,943
LargeCap Growth Fund I
(a)
1,236,146 23,684
Origin Emerging Markets Fund
(a)
1,748,075 20,365
Spectrum Preferred and Capital Securities Income
Fund
(a)
666,602 6,473
$ 183,371
Principal Funds, Inc. Institutional Class - 21 .17%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
535,171 5,250
LargeCap Value Fund III
(a)
1,454,588 28,423
Overseas Fund
(a)
761,907 7,985
Principal Capital Appreciation Fund
(a)
631,420 39,590
Short-Term Income Fund
(a)
434,770 5,156
$ 86,404
Principal Variable Contracts Funds, Inc.  Class 1 - 15 .28%
Equity Income Account
(a)
1,276,439 42,059
Government & High Quality Bond Account
(a)
794,784 7,169
MidCap Account
(a)
198,729 13,136
$ 62,364
TOTAL INVESTMENT COMPANIES $ 408,272
Total Investments $ 408,272
Other Assets and Liabilities -  (0.03)% (122)
TOTAL NET ASSETS - 100.00% $ 408,150
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68 .35%
Fixed Income Funds 15 .84%
International Equity Funds 9 .37%
Specialty Funds 4 .61%
Money Market Funds 1 .86%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 59,716 $ 4,580 $ 4,353 $ 52,505
Core Fixed Income Fund 17,280 3,648 426 19,245
Diversified International Fund 15,266 2,702 185 16,152
Diversified Real Asset Fund 20,753 246 3,126 18,814
Edge MidCap Fund 14,981 223 1,006 13,064
Equity Income Account 48,104 729 5,101 42,059
Finisterre Emerging Markets Total Return Bond Fund 4,093 1,449 109 5,250
Global Real Estate Securities Fund 8,020 — 6,717 948
Government & High Quality Bond Account 5,358 2,318 153 7,169
High Yield Fund 2,154 1,258 87 3,178
International Small Company Fund 7,388 2,676 167 8,943
LargeCap Growth Fund I 25,761 1,853 245 23,684
LargeCap Value Fund III 28,523 1,408 1,373 28,423
MidCap Account 7,256 7,388 140 13,136
Origin Emerging Markets Fund 36,702 194 13,959 20,365
Overseas Fund 6,284 2,069 275 7,985
Principal Capital Appreciation Fund 7,922 32,798 308 39,590
Principal Government Money Market Fund - Institutional Class 0.00% 14,113 2,832 9,353 7,592
Principal Investment Grade Corporate Active ETF 1,868 285 — 1,975
Principal U.S. Mega-Cap ETF 52,006 — 7,973 42,189
Principal U.S. Small-Cap Multi-Factor ETF 41,514 — 15,282 24,377
Short-Term Income Fund 4,307 1,229 233 5,156
Spectrum Preferred and Capital Securities Income Fund 5,088 1,831 47 6,473
$ 434,457 $ 71,716 $ 70,618 $ 408,272
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 807 $ — $ (8,245)
Core Fixed Income Fund 116 (21) — (1,236)
Diversified International Fund — (32) — (1,599)
Diversified Real Asset Fund 75 54 — 887
Edge MidCap Fund — 6 — (1,140)
Equity Income Account — 1,341 — (3,014)
Finisterre Emerging Markets Total Return Bond Fund 47 (10) — (173)
Global Real Estate Securities Fund — 1,695 — (2,050)
Government & High Quality Bond Account — (7) — (347)
High Yield Fund 39 (3) — (144)
International Small Company Fund — (27) — (927)
LargeCap Growth Fund I — (43) — (3,642)
LargeCap Value Fund III — (41) — (94)
MidCap Account — (21) — (1,347)
Origin Emerging Markets Fund — (1,544) — (1,028)
Overseas Fund — (31) — (62)
Principal Capital Appreciation Fund — (64) — (758)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 11 — — (178)
Principal U.S. Mega-Cap ETF — 3,090 — (4,934)
Principal U.S. Small-Cap Multi-Factor ETF — 3,136 — (4,991)
Short-Term Income Fund 15 (4) — (143)
Spectrum Preferred and Capital Securities Income Fund 69 (2) — (397)
$ 372 $ 8,279 $ — $ (35,562)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 2 .99%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
5,387,897 $ 5,388
Principal Exchange-Traded Funds - 18 .69%
Principal Active High Yield ETF
(a)
576,116 11,488
Principal Investment Grade Corporate Active
ETF
(a)
665,298 16,025
Principal U.S. Mega-Cap ETF
(a)
143,407 6,134
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,000 44
$ 33,691
Principal Funds, Inc. Class R-6 - 47 .80%
Blue Chip Fund
(a)
241,065 8,632
Core Fixed Income Fund
(a)
3,577,887 33,238
Diversified International Fund
(a)
446,515 5,814
Diversified Real Asset Fund
(a)
663,650 9,238
Global Real Estate Securities Fund
(a)
279,608 3,143
High Yield Fund
(a)
398,183 2,763
Origin Emerging Markets Fund
(a)
110,118 1,283
Small-MidCap Dividend Income Fund
(a)
337,750 5,884
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,666,229 16,179
$ 86,174
Principal Funds, Inc. Institutional Class - 16 .72%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
605,009 5,935
LargeCap Value Fund III
(a)
165,364 3,231
Principal Capital Appreciation Fund
(a)
126,112 7,908
Short-Term Income Fund
(a)
1,102,528 13,076
$ 30,150
Principal Variable Contracts Funds, Inc.  Class 1 - 13 .83%
Equity Income Account
(a)
150,534 4,960
Government & High Quality Bond Account
(a)
2,215,164 19,981
$ 24,941
TOTAL INVESTMENT COMPANIES $ 180,344
Total Investments $ 180,344
Other Assets and Liabilities -  (0.03)% (50)
TOTAL NET ASSETS - 100.00% $ 180,294
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69 .05%
Domestic Equity Funds 20 .41%
Specialty Funds 5 .13%
Money Market Funds 2 .99%
International Equity Funds 2 .45%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 9,924 $ 942 $ 1,015 $ 8,632
Core Fixed Income Fund 34,551 2,222 1,322 33,238
Diversified International Fund 4,873 1,687 183 5,814
Diversified Real Asset Fund 12,601 120 3,945 9,238
Equity Income Account 5,414 99 356 4,960
Finisterre Emerging Markets Total Return Bond Fund 5,895 481 233 5,935
Global Real Estate Securities Fund 8,179 117 4,714 3,143
Government & High Quality Bond Account 21,160 842 982 19,981
High Yield Fund 2,086 868 73 2,763
LargeCap Value Fund III 3,442 50 247 3,231
Origin Emerging Markets Fund 1,718 55 330 1,283
Principal Active High Yield ETF 12,000 — — 11,488
Principal Capital Appreciation Fund 3,243 5,096 207 7,908
Principal Government Money Market Fund - Institutional Class 0.00% 3,795 5,553 3,960 5,388
Principal Investment Grade Corporate Active ETF 19,063 — 1,526 16,025
Principal U.S. Mega-Cap ETF 8,010 — 1,630 6,134
Principal U.S. Small-Cap Multi-Factor ETF 1,992 — 1,938 44
Short-Term Income Fund 14,944 210 1,692 13,076
Small-MidCap Dividend Income Fund 4,192 2,158 143 5,884
Spectrum Preferred and Capital Securities Income Fund 16,670 1,254 707 16,179
$ 193,752 $ 21,754 $ 25,203 $ 180,344
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 31 $ — $ (1,250)
Core Fixed Income Fund 201 (67) — (2,146)
Diversified International Fund — (24) — (539)
Diversified Real Asset Fund 38 60 — 402
Equity Income Account — 166 — (363)
Finisterre Emerging Markets Total Return Bond Fund 54 (17) — (191)
Global Real Estate Securities Fund — 875 — (1,314)
Government & High Quality Bond Account — (69) — (970)
High Yield Fund 31 (2) — (116)
LargeCap Value Fund III — (6) — (8)
Origin Emerging Markets Fund — (42) — (118)
Principal Active High Yield ETF 101 — — (512)
Principal Capital Appreciation Fund — (41) — (183)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 88 (106) — (1,406)
Principal U.S. Mega-Cap ETF — 687 — (933)
Principal U.S. Small-Cap Multi-Factor ETF — 732 — (742)
Short-Term Income Fund 39 (15) — (371)
Small-MidCap Dividend Income Fund 20 (8) — (315)
Spectrum Preferred and Capital Securities Income Fund 176 (38) — (1,000)
$ 748 $ 2,116 $ — $ (12,075)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 2 .01%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
7,956,098 $ 7,956
Principal Exchange-Traded Funds - 18 .43%
Principal U.S. Mega-Cap ETF
(a)
963,000 41,192
Principal U.S. Small-Cap Multi-Factor ETF
(a)
719,100 31,907
$ 73,099
Principal Funds, Inc. Class R-6 - 42 .09%
Blue Chip Fund
(a)
1,579,267 56,553
Diversified International Fund
(a)
1,953,371 25,433
Diversified Real Asset Fund
(a)
765,342 10,654
Edge MidCap Fund
(a)
937,904 12,737
International Small Company Fund
(a)
913,858 9,678
LargeCap Growth Fund I
(a)
1,991,810 38,163
Origin Emerging Markets Fund
(a)
1,173,181 13,667
$ 166,885
Principal Funds, Inc. Institutional Class - 23 .75%
LargeCap Value Fund III
(a)
1,724,294 33,693
Overseas Fund
(a)
1,629,989 17,082
Principal Capital Appreciation Fund
(a)
692,210 43,402
$ 94,177
Principal Variable Contracts Funds, Inc.  Class 1 - 13 .75%
Equity Income Account
(a)
1,330,081 43,826
MidCap Account
(a)
161,683 10,687
$ 54,513
TOTAL INVESTMENT COMPANIES $ 396,630
Total Investments $ 396,630
Other Assets and Liabilities -  (0.03)% (121)
TOTAL NET ASSETS - 100.00% $ 396,509
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 78 .72%
International Equity Funds 10 .20%
Fixed Income Funds 6 .41%
Specialty Funds 2 .69%
Money Market Funds 2 .01%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 61,196 $ 3,761 $ 472 $ 56,553
Diversified International Fund 25,501 2,794 285 25,433
Diversified Real Asset Fund 19,442 71 9,398 10,654
Edge MidCap Fund 16,427 103 2,656 12,737
Equity Income Account 49,597 247 4,277 43,826
Global Real Estate Securities Fund 3,238 — 3,145 —
International Small Company Fund 9,801 1,111 179 9,678
LargeCap Growth Fund I 53,778 263 9,022 38,163
LargeCap Value Fund III 33,629 2,124 1,901 33,693
MidCap Account 13,367 450 1,675 10,687
Origin Emerging Markets Fund 25,779 59 10,382 13,667
Overseas Fund 15,482 2,083 361 17,082
Principal Capital Appreciation Fund 9,406 35,155 286 43,402
Principal Government Money Market Fund - Institutional Class 0.00% 9,966 2,588 4,598 7,956
Principal U.S. Mega-Cap ETF 43,423 44 712 41,192
Principal U.S. Small-Cap Multi-Factor ETF 38,607 — 4,286 31,907
$ 428,639 $ 50,853 $ 53,635 $ 396,630
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (66) $ — $ (7,866)
Diversified International Fund — (49) — (2,528)
Diversified Real Asset Fund 43 265 — 274
Edge MidCap Fund — (306) — (831)
Equity Income Account — 925 — (2,666)
Global Real Estate Securities Fund — 1,183 — (1,276)
International Small Company Fund — (27) — (1,028)
LargeCap Growth Fund I — (540) — (6,316)
LargeCap Value Fund III — (136) — (23)
MidCap Account — (51) — (1,404)
Origin Emerging Markets Fund — (368) — (1,421)
Overseas Fund — (40) — (82)
Principal Capital Appreciation Fund — (55) — (818)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF — 209 — (1,772)
Principal U.S. Small-Cap Multi-Factor ETF — 420 — (2,834)
$ 43 $ 1,364 $ — $ (30,591)
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .68 % Shares Held Value (000's)
Money Market Funds - 2 .68%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,934,200 $ 3,934
TOTAL INVESTMENT COMPANIES $ 3,934
BONDS - 86 .13%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .17%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 250 $ 253
Agriculture - 0 .06%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 95
Airlines - 0 .39%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(d)
243 248
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 88 88
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
229 230
$ 566
Automobile Asset Backed Securities - 8 .45%
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 9 9
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 40 40
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 119 119
Americredit Automobile Receivables Trust 2022-1
2.05%, 01/20/2026 2,000 1,995
CPS Auto Receivables Trust 2021-A
0.61%, 02/18/2025
(d)
120 120
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(d)
104 103
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024
(d)
137 136
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(d)
296 293
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(d)
458 454
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
400 404
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 303
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 441
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
250 232
GM Financial Consumer Automobile Receivables
Trust 2021-1
0.23%, 11/16/2023 49 49
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 753
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
750 714
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 112 112
Santander Drive Auto Receivables Trust 2021-3
0.29%, 05/15/2024 82 82
0.33%, 03/17/2025 250 249
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 1,000 993
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
250 248
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 189
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(d)
$ 435 $ 434
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(d)
208 206
0.64%, 03/16/2026
(d)
250 245
Westlake Automobile Receivables Trust 2021-2
0.32%, 04/15/2025
(d)
761 754
Westlake Automobile Receivables Trust 2022-1
1.97%, 12/16/2024
(d)
1,800 1,796
World Omni Auto Receivables Trust 2021-A
0.17%, 02/15/2024 189 189
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 750 744
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 4 4
$ 12,410
Banks - 15 .44%
Bank of America Corp
0.98%, 09/25/2025
(e)
1,250 1,185
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
400 370
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 562
Secured Overnight Financing Rate + 1.15%
3.00%, 12/20/2023
(e)
430 431
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 750 768
Bank of Montreal
0.95%, 01/22/2027
(e)
300 276
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
1.35%, 10/30/2023 500 502
3 Month USD LIBOR + 1.05%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 282
Barclays PLC
2.28%, 11/24/2027
(e)
500 464
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BNP Paribas SA
3.50%, 03/01/2023
(d)
250 253
Citigroup Inc
0.78%, 10/30/2024
(e)
400 386
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(e)
400 367
Secured Overnight Financing Rate + 0.77%
1.22%, 04/25/2022 200 200
3 Month USD LIBOR + 0.96%
1.95%, 09/01/2023 500 502
3 Month USD LIBOR + 1.43%
3.50%, 05/15/2023 250 253
4.00%, 08/05/2024 274 280
4.04%, 06/01/2024
(e)
250 253
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
4.21%, 06/12/2024
(d),(e)
500 504
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 167
0.96%, 11/08/2023 400 388
Fifth Third Bancorp
2.60%, 06/15/2022 800 801
3.65%, 01/25/2024 200 203
4.30%, 01/16/2024 400 409
First Republic Bank/CA
1.91%, 02/12/2024
(e)
250 248
Secured Overnight Financing Rate + 0.62%

Schedule of Investments
Short-Term Income Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
0.82%, 11/17/2023 $ 500 $ 498
Secured Overnight Financing Rate + 0.54%
1.07%, 12/09/2026 300 295
Secured Overnight Financing Rate + 0.79%
1.22%, 12/06/2023 500 488
2.64%, 02/24/2028
(e)
300 287
Secured Overnight Financing Rate + 1.11%
3.20%, 02/23/2023 300 303
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
200 195
Secured Overnight Financing Rate + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
200 183
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
1,400 1,293
Secured Overnight Financing Rate + 0.80%
1.16%, 04/25/2023 1,000 1,000
3 Month USD LIBOR + 0.90%
1.49%, 10/24/2023 500 502
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(e)
300 296
Secured Overnight Financing Rate + 1.46%
Morgan Stanley
0.53%, 01/25/2024
(e)
250 246
Secured Overnight Financing Rate + 0.46%
1.59%, 05/04/2027
(e)
250 232
Secured Overnight Financing Rate + 0.88%
1.66%, 10/24/2023 1,400 1,408
3 Month USD LIBOR + 1.40%
2.48%, 01/21/2028
(e)
300 286
Secured Overnight Financing Rate + 1.00%
4.10%, 05/22/2023 300 305
NatWest Group PLC
4.27%, 03/22/2025
(e)
250 253
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
200 188
1.60%, 09/29/2026
(d)
750 687
Royal Bank of Canada
0.88%, 01/20/2026 300 276
Societe Generale SA
2.63%, 01/22/2025
(d)
300 290
Toronto-Dominion Bank/The
0.30%, 06/02/2023 300 293
0.75%, 01/06/2026 300 275
Truist Bank
2.45%, 08/01/2022 700 702
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 322
Secured Overnight Financing Rate + 0.61%
UBS Group AG
1.01%, 07/30/2024
(d),(e)
250 243
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(d)
300 300
Wells Fargo & Co
1.65%, 06/02/2024
(e)
400 395
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(e)
200 193
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
400 386
Secured Overnight Financing Rate + 2.00%
$ 22,674
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0 .20%
Keurig Dr Pepper Inc
0.75%, 03/15/2024 $ 300 $ 289
Biotechnology - 0 .99%
Biogen Inc
3.63%, 09/15/2022 359 362
Gilead Sciences Inc
0.75%, 09/29/2023 1,124 1,098
$ 1,460
Building Materials - 0 .21%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 316
Chemicals - 0 .46%
Celanese US Holdings LLC
3.50%, 05/08/2024 200 201
Westlake Corp
3.60%, 07/15/2022 200 200
3.60%, 08/15/2026 268 271
$ 672
Commercial Mortgage Backed Securities - 7 .34%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d)
545 544
BX 2021-LBA3 Mortgage Trust
1.09%, 10/15/2036
(d)
250 245
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
1.13%, 10/15/2036
(d)
375 366
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-ACNT
1.25%, 11/15/2038
(d)
400 395
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
1.07%, 06/15/2038
(d)
300 294
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
1.05%, 05/15/2038
(d)
200 195
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
1.10%, 09/15/2036
(d)
1,000 974
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
1.09%, 10/15/2038
(d)
976 955
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
1.03%, 10/15/2026
(d)
375 364
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
0.90%, 10/15/2023
(d)
750 724
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
1.30%, 11/15/2037
(d)
590 583
1.00 x 1 Month USD LIBOR + 0.90%
ELP Commercial Mortgage Trust 2021-ELP
1.10%, 11/15/2038
(d)
750 735
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.22%, 09/25/2026 200 200
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.17%
Ginnie Mae
0.10%, 02/16/2055
(f),(g)
2,630 7
0.20%, 10/16/2054
(f),(g)
1,524 23
0.25%, 01/16/2054
(f),(g)
1,035 9
0.33%, 09/16/2055
(f),(g)
1,024 12
0.35%, 01/16/2055
(f),(g)
2,770 24
0.84%, 06/16/2045
(f),(g)
405 9

Schedule of Investments
Short-Term Income Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
1.25%, 12/16/2036
(f),(g)
$ 43 $ 3
Life 2021-BMR Mortgage Trust
1.10%, 03/15/2038
(d)
295 288
1.00 x 1 Month USD LIBOR + 0.70%
MHC Commercial Mortgage Trust 2021-MHC
1.20%, 04/15/2038
(d)
1,200 1,181
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
1.25%, 05/15/2023
(d)
400 392
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
1.10%, 07/15/2038
(d)
200 196
1.00 x 1 Month USD LIBOR + 0.70%
MHP 2022-MHIL
1.12%, 01/15/2027
(d)
500 490
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
0.88%, 10/15/2036
(d)
1,000 965
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
1.13%, 11/15/2038
(d)
350 343
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
1.10%, 06/15/2026
(d)
275 269
1.00 x 1 Month USD LIBOR + 0.70%
$ 10,785
Computers - 0 .93%
Apple Inc
1.13%, 05/11/2025 900 859
3.25%, 02/23/2026 139 142
Dell International LLC / EMC Corp
5.45%, 06/15/2023 52 54
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 307
$ 1,362
Consumer Products - 0 .31%
Avery Dennison Corp
0.85%, 08/15/2024 475 452
Diversified Financial Services - 0 .49%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 472
Capital One Financial Corp
3.90%, 01/29/2024 242 246
$ 718
Electric - 7 .24%
AES Corp/The
1.38%, 01/15/2026 400 368
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 136
3.75%, 06/15/2023
(d)
900 910
American Electric Power Co Inc
0.80%, 11/01/2023 300 300
3 Month USD LIBOR + 0.48%
2.03%, 03/15/2024 350 344
Black Hills Corp
1.04%, 08/23/2024 250 239
4.25%, 11/30/2023 750 764
Dominion Energy Inc
1.36%, 09/15/2023 350 349
3 Month USD LIBOR + 0.53%
3.07%, 08/15/2024
(g)
200 200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
1.05%, 06/01/2025 $ 100 $ 94
2.25%, 11/01/2022 250 250
2.53%, 10/01/2024 300 295
Duke Energy Corp
0.90%, 09/15/2025 250 232
Emera US Finance LP
0.83%, 06/15/2024 395 374
Entergy Louisiana LLC
0.62%, 11/17/2023 150 146
0.95%, 10/01/2024 500 476
Evergy Inc
2.45%, 09/15/2024 200 196
Exelon Corp
3.50%, 06/01/2022 500 501
Fells Point Funding Trust
3.05%, 01/31/2027
(d)
750 719
Florida Power & Light Co
0.49%, 05/10/2023 200 200
Secured Overnight Financing Rate + 0.25%
Fortis Inc/Canada
3.06%, 10/04/2026 413 408
NextEra Energy Capital Holdings Inc
0.57%, 11/03/2023 800 797
Secured Overnight Financing Rate + 0.40%
0.75%, 02/22/2023 200 199
3 Month USD LIBOR + 0.27%
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 369
2.88%, 06/15/2024 100 99
Southwestern Electric Power Co
1.65%, 03/15/2026 400 376
Tucson Electric Power Co
3.05%, 03/15/2025 100 99
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
500 480
Xcel Energy Inc
0.50%, 10/15/2023 500 484
1.75%, 03/15/2027 250 231
$ 10,635
Entertainment - 0 .52%
Magallanes Inc
2.05%, 03/15/2024
(d)
750 757
Secured Overnight Financing Rate + 1.78%
Food - 1 .14%
JBS USA LUX SA / JBS USA Finance Inc
6.75%, 02/15/2028
(d)
362 381
Nestle Holdings Inc
0.38%, 01/15/2024
(d)
850 816
0.61%, 09/14/2024
(d)
500 475
$ 1,672
Forest Products & Paper - 0 .26%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 379
Gas - 0 .25%
NiSource Inc
0.95%, 08/15/2025 400 368
Healthcare - Products - 0 .33%
PerkinElmer Inc
0.55%, 09/15/2023 500 485
Healthcare - Services - 1 .15%
Centene Corp
4.25%, 12/15/2027 500 502
HCA Inc
5.25%, 06/15/2026 662 698

Schedule of Investments
Short-Term Income Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Humana Inc
0.65%, 08/03/2023 $ 500 $ 488
$ 1,688
Home Builders - 0 .13%
DR Horton Inc
2.50%, 10/15/2024 200 197
Home Furnishings - 0 .30%
Panasonic Holdings Corp
2.54%, 07/19/2022
(d)
200 200
2.68%, 07/19/2024
(d)
250 247
$ 447
Insurance - 4 .06%
Athene Global Funding
1.72%, 01/07/2025
(d)
400 381
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
750 767
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
500 461
1.10%, 06/23/2025
(d)
550 517
MassMutual Global Funding II
0.85%, 06/09/2023
(d)
500 491
2.75%, 06/22/2024
(d)
500 499
Metropolitan Life Global Funding I
0.90%, 06/08/2023
(d)
350 344
3.60%, 01/11/2024
(d)
600 609
New York Life Global Funding
1.22%, 06/10/2022
(d)
1,000 1,000
3 Month USD LIBOR + 0.52%
2.00%, 01/22/2025
(d)
200 194
2.30%, 06/10/2022
(d)
238 239
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 460
$ 5,962
Internet - 0 .32%
eBay Inc
1.40%, 05/10/2026 500 465
Media - 0 .61%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 303
Paramount Global
4.75%, 05/15/2025 450 467
Sky Ltd
3.13%, 11/26/2022
(d)
130 131
$ 901
Mining - 0 .44%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 420
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 234
$ 654
Miscellaneous Manufacturers - 0 .20%
Siemens Financieringsmaatschappij NV
0.70%, 03/11/2024
(d)
300 300
Secured Overnight Financing Rate + 0.43%
Mortgage Backed Securities - 2 .53%
CHL Mortgage Pass-Through Trust 2003-46
2.24%, 01/19/2034
(g)
9 9
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(d),(g)
7 7
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
126 120
JP Morgan Mortgage Trust 2004-A3
2.05%, 07/25/2034
(g)
9 8
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 $ 19 $ 20
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
354 340
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
177 169
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
444 426
PHH Mortgage Trust Series 2008-CIM1
2.48%, 06/25/2038 32 32
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
916 876
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
185 182
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
446 426
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
653 620
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
35 35
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
24 25
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
258 249
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
111 106
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
76 73
$ 3,723
Office & Business Equipment - 0 .26%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 377
Oil & Gas - 1 .59%
BP Capital Markets PLC
3.81%, 02/10/2024 500 510
Chevron USA Inc
0.43%, 08/11/2023 300 293
0.69%, 08/12/2025 400 373
Coterra Energy Inc
4.38%, 06/01/2024
(d)
250 255
Exxon Mobil Corp
1.57%, 04/15/2023 150 150
2.99%, 03/19/2025 200 201
Phillips 66
3.85%, 04/09/2025 150 153
Suncor Energy Inc
2.80%, 05/15/2023 300 301
3.10%, 05/15/2025 100 99
$ 2,335
Oil & Gas Services - 0 .14%
Schlumberger Holdings Corp
3.75%, 05/01/2024
(d)
200 204
Other Asset Backed Securities - 12 .42%
AMMC CLO 15 Ltd
1.36%, 01/15/2032
(d)
600 598
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
1.35%, 10/22/2032
(d)
500 496
1.00 x 3 Month USD LIBOR + 1.09%

Schedule of Investments
Short-Term Income Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
CCG Receivables Trust
2.80%, 09/14/2026
(d)
$ 22 $ 22
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(d)
73 74
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
149 148
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
419 411
CF Hippolyta LLC
1.53%, 03/15/2061
(d)
1,688 1,568
Dewolf Park CLO Ltd
1.16%, 10/15/2030
(d)
1,500 1,493
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
1.59%, 01/15/2030
(d)
1,000 992
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(d)
165 165
KKR CLO 18 Ltd
1.18%, 07/18/2030
(d)
1,000 997
1.00 x 3 Month USD LIBOR + 0.94%
KKR Lending Partners III Clo LLC
1.63%, 10/20/2030
(d)
383 382
1.00 x 3 Month USD LIBOR + 1.38%
1.80%, 10/20/2030
(d)
400 397
1.00 x 3 Month USD LIBOR + 1.55%
Lake Shore MM CLO III LLC
1.72%, 10/17/2031
(d)
1,000 991
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
1.20%, 10/21/2030
(d)
500 498
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
1.22%, 11/15/2029
(d)
248 247
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
1.56%, 04/15/2032
(d)
500 499
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(d)
282 280
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(d)
229 228
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
78 74
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
57 57
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
124 124
Oaktree CLO 2019-4 Ltd
1.37%, 10/20/2032
(d)
1,000 990
1.00 x 3 Month USD LIBOR + 1.12%
Palmer Square Loan Funding 2022-1 Ltd
1.28%, 04/15/2030
(d)
500 496
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
1.49%, 10/20/2031
(d)
400 396
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(d)
250 237
0.93%, 08/15/2024
(d)
500 498
0.97%, 02/15/2026
(d)
350 335
2.23%, 10/15/2024
(d)
750 751
2.47%, 02/15/2027
(d)
1,000 978
2.86%, 04/15/2024
(d)
250 250
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Shackleton 2017-X CLO Ltd
1.14%, 04/20/2029
(d)
$ 398 $ 395
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
1.12%, 12/28/2029
(d)
250 249
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
1.31%, 01/17/2032
(d)
750 748
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
600 572
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 56 57
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 138 138
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(d)
94 94
Voya 2012-4 Ltd
1.24%, 10/15/2030
(d)
250 248
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
77 78
$ 18,251
Packaging & Containers - 0 .32%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
300 285
1.51%, 04/15/2026
(d)
200 184
$ 469
Pharmaceuticals - 1 .48%
AbbVie Inc
2.60%, 11/21/2024 200 198
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
200 202
Bristol-Myers Squibb Co
0.54%, 11/13/2023 300 292
0.75%, 11/13/2025 300 278
Cigna Corp
0.61%, 03/15/2024 150 144
1.25%, 03/15/2026 300 280
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 488
Novartis Capital Corp
1.75%, 02/14/2025 300 293
$ 2,175
Pipelines - 1 .58%
Buckeye Partners LP
4.15%, 07/01/2023 400 401
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
250 251
Kinder Morgan Inc
1.52%, 01/15/2023 500 503
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 825 845
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
200 200
TransCanada PipeLines Ltd
2.72%, 05/15/2067 150 124
3 Month USD LIBOR + 2.21%
$ 2,324
REITs - 2 .82%
American Tower Corp
2.40%, 03/15/2025 200 195
American Tower Trust #1
3.07%, 03/15/2048
(d)
1,225 1,218
3.65%, 03/15/2048
(d)
270 273

Schedule of Investments
Short-Term Income Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle International Corp
1.35%, 07/15/2025 $ 250 $ 233
CubeSmart LP
4.00%, 11/15/2025 65 66
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 273
4.95%, 04/01/2024 250 255
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 470
1.88%, 07/15/2050
(d)
125 118
2.33%, 07/15/2052
(d)
653 619
2.84%, 01/15/2050
(d)
225 221
Ventas Realty LP
3.50%, 04/15/2024 198 199
$ 4,140
Semiconductors - 0 .41%
Microchip Technology Inc
4.33%, 06/01/2023 200 203
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(d)
200 203
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(d)
200 194
$ 600
Software - 0 .71%
Oracle Corp
1.65%, 03/25/2026 300 280
Roper Technologies Inc
1.00%, 09/15/2025 300 278
VMware Inc
0.60%, 08/15/2023 500 486
$ 1,044
Student Loan Asset Backed Securities - 6 .47%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
91 91
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
107 108
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
177 175
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
358 350
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
335 322
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
433 405
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(d)
197 182
Keycorp Student Loan Trust 2000-b
0.57%, 07/25/2029 78 77
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.79%, 01/25/2037 168 168
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
15 15
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(d)
38 38
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
115 114
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(d)
180 175
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
185 180
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(d)
$ 209 $ 202
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(d)
147 142
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(d)
140 134
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(d)
1,001 945
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
169 161
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
423 399
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
450 419
Navient Private Education Refi Loan Trust
2022-A
2.23%, 07/15/2070
(d)
250 242
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
784 735
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
256 241
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
495 471
SLM Private Credit Student Loan Trust 2004-A
1.23%, 06/15/2033 61 60
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
1.16%, 03/15/2024 94 94
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
1.12%, 06/15/2039 466 448
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
1.03%, 12/15/2039 185 177
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
0.90%, 01/15/2053
(d)
19 19
1.00 x 1 Month USD LIBOR + 0.50%
1.07%, 01/15/2053
(d)
227 209
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
517 491
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
922 875
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
669 640
$ 9,504
Telecommunications - 2 .39%
AT&T Inc
1.28%, 02/15/2023 250 251
3 Month USD LIBOR + 0.89%
1.70%, 03/25/2026 600 568
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
100 100
4.24%, 07/15/2048
(d)
290 298
NTT Finance Corp
0.37%, 03/03/2023
(d)
200 197
0.58%, 03/01/2024
(d)
400 383
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(d)
863 881
5.15%, 03/20/2028
(d)
500 526

Schedule of Investments
Short-Term Income Account
March 31, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
1.07%, 03/20/2026 $ 300 $ 300
Secured Overnight Financing Rate + 0.79%
$ 3,504
Transportation - 0 .48%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 336
Ryder System Inc
1.75%, 09/01/2026 400 372
$ 708
Trucking & Leasing - 0 .14%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
200 200
TOTAL BONDS $ 126,520
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 11 .88%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
2.37%, 09/01/2035 $ 6 $ 6
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .03%
1.67%, 04/01/2033 11 11
1.00 x 6 Month USD LIBOR + 1.51%
1.87%, 08/01/2034 3 3
1.00 x 12 Month USD LIBOR + 1.63%
1.88%, 07/01/2034 5 5
1.00 x 12 Month USD LIBOR + 1.61%
2.02%, 12/01/2032 3 3
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 3 3
1.00 x 12 Month USD LIBOR + 1.75%
2.18%, 02/01/2037 11 11
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.07%
2.31%, 02/01/2035 2 2
1.00 x 6 Month USD LIBOR + 2.06%
8.00%, 05/01/2027 2 2
$ 40
U.S. Treasury - 11 .17%
0.13%, 10/15/2023 250 242
0.25%, 07/31/2025 5,400 5,007
0.38%, 10/31/2023 7,000 6,804
0.38%, 04/15/2024 3,750 3,602
1.50%, 09/15/2022 750 752
$ 16,407
U.S. Treasury Bill - 0 .68%
0.17%, 04/21/2022
(h)
1,000 1,000
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 17,453
Total Investments $ 147,907
Other Assets and Liabilities -  (0.69)% (1,016)
TOTAL NET ASSETS - 100.00% $ 146,891
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $71,485 or 48.67% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Asset Backed Securities 27 .34%
Financial 22 .81%
Government 11 .85%
Mortgage Securities 9 .90%
Utilities 7 .49%
Consumer, Non-cyclical 5 .66%
Communications 3 .32%
Energy 3 .31%
Money Market Funds 2 .68%
Technology 2 .31%
Industrial 1 .52%
Consumer, Cyclical 1 .34%
Basic Materials 1 .16%
Other Assets and Liabilities
( 0 .69 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,991 $ 28,910 $ 26,967 $ 3,934
$ 1,991 $ 28,910 $ 26,967 $ 3,934
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Account
March 31, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .78 % Shares Held Value (000's)
Money Market Funds - 3 .78%
BlackRock Liquidity FedFund - Institutional
Class 0.24%
(a),(b)
2,177,165 $ 2,177
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
5,526,077 5,526
$ 7,703
TOTAL INVESTMENT COMPANIES $ 7,703
COMMON STOCKS - 99 .28 % Shares Held Value (000's)
Aerospace & Defense - 0 .96%
AAR Corp
(d)
40,300 $ 1,952
Agriculture - 1 .78%
Darling Ingredients Inc
(d)
39,900 3,207
Vital Farms Inc
(d)
34,400 425
$ 3,632
Airlines - 0 .27%
Sun Country Airlines Holdings Inc
(d)
21,400 560
Apparel - 0 .24%
Crocs Inc
(d)
6,500 497
Automobile Parts & Equipment - 0 .58%
Visteon Corp
(d)
10,800 1,179
Banks - 7 .77%
Ameris Bancorp 44,900 1,970
BancFirst Corp 10,600 882
Bancorp Inc/The
(d)
47,100 1,334
First Foundation Inc 32,200 782
First Interstate BancSystem Inc 35,900 1,320
First Merchants Corp 31,900 1,327
Independent Bank Corp 4,702 384
Independent Bank Corp/MI 21,000 462
Lakeland Bancorp Inc 26,200 438
Popular Inc 17,300 1,414
Sandy Spring Bancorp Inc 10,094 454
United Community Banks Inc/GA 69,120 2,405
Webster Financial Corp 47,508 2,666
$ 15,838
Biotechnology - 4 .19%
ADC Therapeutics SA
(d)
14,600 214
Allogene Therapeutics Inc
(d)
23,600 215
Cellectis SA ADR
(d),(e)
33,200 151
ChemoCentryx Inc
(d)
12,000 301
Denali Therapeutics Inc
(d)
26,100 840
Design Therapeutics Inc
(d),(e)
24,300 392
Horizon Therapeutics Plc
(d)
24,700 2,599
Immunocore Holdings PLC ADR
(d)
13,600 407
Insmed Inc
(d)
37,000 869
Iovance Biotherapeutics Inc
(d)
28,100 468
MacroGenics Inc
(d)
28,700 253
Magenta Therapeutics Inc
(d)
60,000 174
Olink Holding AB ADR
(d),(e)
34,400 608
Precision BioSciences Inc
(d)
72,800 224
Seagen Inc
(d)
5,800 835
$ 8,550
Building Materials - 2 .20%
Builders FirstSource Inc
(d)
26,400 1,704
Masonite International Corp
(d)
14,600 1,299
Modine Manufacturing Co
(d)
51,000 459
Summit Materials Inc
(d)
33,200 1,031
$ 4,493
Chemicals - 1 .41%
Atotech Ltd
(d),(e)
75,000 1,646
Diversey Holdings Ltd
(d)
97,600 739
Koppers Holdings Inc 18,100 498
$ 2,883
Commercial Services - 4 .18%
ABM Industries Inc 42,900 1,975
AMN Healthcare Services Inc
(d)
19,500 2,034
First Advantage Corp
(d)
20,300 410
Heidrick & Struggles International Inc 17,300 685
ICF International Inc 9,800 923
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Medifast Inc 5,600 $ 956
Paymentus Holdings Inc
(d),(e)
29,100 613
Sterling Check Corp
(d),(e)
34,867 922
$ 8,518
Computers - 2 .01%
ExlService Holdings Inc
(d)
16,600 2,378
KnowBe4 Inc
(d)
74,979 1,726
$ 4,104
Consumer Products - 0 .47%
Central Garden & Pet Co - A Shares
(d)
23,720 967
Cosmetics & Personal Care - 0 .84%
Beauty Health Co/The
(d)
82,100 1,386
Honest Co Inc/The
(d)
62,600 326
$ 1,712
Distribution & Wholesale - 2 .12%
Core & Main Inc
(d)
47,000 1,137
ThredUp Inc
(d)
36,257 279
Titan Machinery Inc
(d)
26,400 746
WESCO International Inc
(d)
16,600 2,160
$ 4,322
Diversified Financial Services - 5 .48%
Encore Capital Group Inc
(d)
38,800 2,434
Flywire Corp
(d)
26,500 810
Focus Financial Partners Inc
(d)
43,100 1,972
Janus Henderson Group PLC 36,500 1,278
Lazard Ltd 16,500 569
Moelis & Co 10,100 474
Piper Sandler Cos 12,883 1,691
Stifel Financial Corp 28,600 1,942
$ 11,170
Electric - 2 .26%
Brookfield Renewable Corp 45,800 2,006
Portland General Electric Co 47,200 2,603
$ 4,609
Electrical Components & Equipment - 0 .90%
EnerSys 21,000 1,566
nLight Inc
(d)
15,890 276
$ 1,842
Electronics - 3 .49%
Advanced Energy Industries Inc 20,100 1,730
Atkore Inc
(d)
21,500 2,116
Mirion Technologies Inc
(d),(e)
64,900 524
Mirion Technologies Inc - Warrants
(d)
45,150 80
TD SYNNEX Corp 13,600 1,404
Vishay Intertechnology Inc 64,700 1,268
$ 7,122
Energy - Alternate Sources - 0 .23%
Array Technologies Inc
(d)
40,800 460
Engineering & Construction - 2 .22%
Dycom Industries Inc
(d)
26,600 2,534
MYR Group Inc
(d)
14,200 1,335
Tutor Perini Corp
(d)
61,386 663
$ 4,532
Entertainment - 2 .79%
Caesars Entertainment Inc
(d)
21,500 1,663
Golden Entertainment Inc
(d)
43,400 2,520
Vail Resorts Inc 5,800 1,510
$ 5,693
Food - 0 .91%
Performance Food Group Co
(d)
36,318 1,849
Gas - 0 .93%
Southwest Gas Holdings Inc 24,100 1,887
Hand & Machine Tools - 1 .05%
Regal Rexnord Corp 14,387 2,141

Schedule of Investments
SmallCap Account
March 31, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2 .17%
Adaptive Biotechnologies Corp
(d)
21,800 $ 303
Castle Biosciences Inc
(d)
16,500 740
Natera Inc
(d)
29,100 1,184
Nevro Corp
(d)
17,600 1,273
STAAR Surgical Co
(d)
11,600 927
$ 4,427
Healthcare - Services - 4 .27%
Accolade Inc
(d)
15,000 263
Addus HomeCare Corp
(d)
19,300 1,800
Amedisys Inc
(d)
15,600 2,688
Aveanna Healthcare Holdings Inc
(d)
93,900 320
LifeStance Health Group Inc
(d),(e)
91,400 924
Syneos Health Inc
(d)
28,300 2,291
Teladoc Health Inc
(d),(e)
5,900 426
$ 8,712
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
21,550 8
Home Builders - 1 .19%
Taylor Morrison Home Corp
(d)
89,200 2,428
Insurance - 2 .01%
CNO Financial Group Inc 53,100 1,333
Hanover Insurance Group Inc/The 16,100 2,407
Reinsurance Group of America Inc 3,300 361
$ 4,101
Internet - 1 .45%
Eventbrite Inc
(d)
80,200 1,185
Lulu's Fashion Lounge Holdings Inc
(d)
57,700 391
Revolve Group Inc
(d)
25,600 1,374
$ 2,950
Iron & Steel - 1 .38%
Cleveland-Cliffs Inc
(d)
35,400 1,140
Commercial Metals Co 40,400 1,682
$ 2,822
Leisure Products & Services - 1 .08%
Life Time Group Holdings Inc
(d)
111,700 1,624
Lindblad Expeditions Holdings Inc
(d)
38,900 587
$ 2,211
Lodging - 0 .48%
Sonder Holdings Inc
(d)
207,000 983
Machinery - Diversified - 1 .60%
Chart Industries Inc
(d)
11,400 1,958
Zurn Water Solutions Corp 37,000 1,310
$ 3,268
Media - 0 .64%
World Wrestling Entertainment Inc 21,000 1,311
Metal Fabrication & Hardware - 0 .17%
Xometry Inc
(d),(e)
9,327 343
Mining - 0 .95%
Alcoa Corp 15,120 1,361
Piedmont Lithium Inc
(d),(e)
7,800 570
$ 1,931
Miscellaneous Manufacturers - 0 .63%
Hillenbrand Inc 29,000 1,281
Office Furnishings - 0 .37%
HNI Corp 20,200 748
Oil & Gas - 3 .41%
California Resources Corp 36,000 1,610
PDC Energy Inc 43,700 3,176
Pioneer Natural Resources Co 8,653 2,164
$ 6,950
Oil & Gas Services - 1 .11%
Bristow Group Inc
(d)
1,600 59
ChampionX Corp 90,100 2,206
$ 2,265
Packaging & Containers - 0 .49%
Graphic Packaging Holding Co 49,500 992
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 1 .26%
Collegium Pharmaceutical Inc
(d)
47,400 $ 965
Dexcom Inc
(d)
2,000 1,023
PMV Pharmaceuticals Inc
(d)
28,200 587
$ 2,575
REITs - 7 .00%
Agree Realty Corp 38,800 2,575
Cousins Properties Inc 63,401 2,554
First Industrial Realty Trust Inc 46,400 2,873
Ladder Capital Corp 79,000 938
Pebblebrook Hotel Trust 104,420 2,556
Rexford Industrial Realty Inc 37,200 2,775
$ 14,271
Retail - 5 .11%
BJ's Wholesale Club Holdings Inc
(d)
29,000 1,961
Bloomin' Brands Inc 49,600 1,088
Caleres Inc 93,300 1,803
Cazoo Group Ltd
(d),(e)
38,300 106
Petco Health & Wellness Co Inc
(d),(e)
51,750 1,013
Portillo's Inc
(d),(e)
37,000 909
Rush Enterprises Inc - Class A 30,600 1,558
Sally Beauty Holdings Inc
(d)
75,900 1,186
World Fuel Services Corp 29,300 792
$ 10,416
Savings & Loans - 0 .55%
Provident Financial Services Inc 48,300 1,130
Semiconductors - 3 .28%
Allegro MicroSystems Inc
(d)
76,800 2,181
Entegris Inc 17,000 2,231
SiTime Corp
(d)
9,200 2,280
$ 6,692
Software - 7 .46%
Aspen Technology Inc
(d)
8,200 1,356
AvidXchange Holdings Inc
(d)
20,900 168
Bentley Systems Inc 9,900 437
BigCommerce Holdings Inc
(d)
8,800 193
Clear Secure Inc
(d)
12,858 346
Concentrix Corp 12,900 2,149
DigitalOcean Holdings Inc
(d)
27,500 1,591
DoubleVerify Holdings Inc
(d)
17,356 437
Doximity Inc
(d)
12,200 636
Duck Creek Technologies Inc
(d)
7,200 159
Enfusion Inc
(d)
25,100 319
Freshworks Inc
(d),(e)
12,300 220
Jamf Holding Corp
(d)
22,200 773
Manhattan Associates Inc
(d)
15,900 2,205
Privia Health Group Inc
(d)
46,100 1,232
SentinelOne Inc
(d),(e)
10,700 415
Signify Health Inc
(d)
27,100 492
Sophia Genetics SA
(d),(e)
25,101 194
Sprout Social Inc
(d)
23,700 1,899
$ 15,221
Telecommunications - 0 .68%
Credo Technology Group Holding Ltd
(d)
53,475 815
Switch Inc 18,600 573
$ 1,388
Transportation - 1 .26%
Atlas Air Worldwide Holdings Inc
(d)
11,975 1,034
Hub Group Inc
(d)
19,900 1,537
$ 2,571
TOTAL COMMON STOCKS $ 202,507
Total Investments $ 210,210
Other Assets and Liabilities -  (3.06)% (6,236)
TOTAL NET ASSETS - 100.00% $ 203,974

Schedule of Investments
SmallCap Account
March 31, 2022 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,887 or
2.89% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,667 or 2.78% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .81%
Consumer, Non-cyclical 20 .07%
Industrial 14 .97%
Consumer, Cyclical 14 .23%
Technology 12 .75%
Energy 4 .75%
Money Market Funds 3 .78%
Basic Materials 3 .74%
Utilities 3 .19%
Communications 2 .77%
Diversified 0 .00%
Other Assets and Liabilities
( 3 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales March 31, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 7,998 $ 34,528 $ 37,000 $ 5,526
$ 7,998 $ 34,528 $ 37,000 $ 5,526
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
March 31, 2022 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

March 31, 2022 (unaudited)

Security Valuation.
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility
Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income
Account, Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap
S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account,
Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account,
Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities
Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income
Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account and SmallCap Account known as "the Funds”, may invest in other series of Principal Variable Contracts Funds, Inc. (the “Fund”) and Principal Funds, Inc. and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation. The Funds value securities, including exchange-traded fund, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset value are reflected in the Funds’ net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invests in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset value, for example weekends and other customary national U.S. holidays, the Funds net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

March 31, 2022 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of March 31 , 202 2 in valuing the Funds’ securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 8,589 $ — $ — $ 8,589
Investment Companies 63 — — 63
Total investments in securities $ 8,652 $ — $ — $ 8,652
Bond Market Index Account
Bonds* — 834,741 — 834,741
Investment Companies 254,501 — — 254,501
Municipal Bonds* — 15,314 — 15,314
U.S. Government & Government Agency Obligations* — 1,822,491 — 1,822,491
Total investments in securities $ 254,501 $ 2,672,546 $ — $ 2,927,047

March 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 131,045 $ 7 $ 131,052
Common Stocks
Energy — 253 — 253
Investment Companies 7,856 — — 7,856
Senior Floating Rate Interests* — 4,182 — 4,182
U.S. Government & Government Agency Obligations* — 89,356 — 89,356
Total investments in securities $ 7,856 $ 224,836 $ 7 $ 232,699
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 358 — 358
Interest Rate Contracts
Futures** 27 — — 27
Derivative Liabilities
Interest Rate Contracts
Futures** (410) — — (410)
Diversified Balanced Account
Investment Companies 921,823 — — 921,823
Total investments in securities $ 921,823 $ — $ — $ 921,823
Diversified Balanced Managed Volatility Account
Investment Companies 171,827 — — 171,827
Total investments in securities $ 171,827 $ — $ — $ 171,827
Diversified Balanced Volatility Control Account
Investment Companies 228,524 — — 228,524
Total investments in securities $ 228,524 $ — $ — $ 228,524
Diversified Growth Account
Investment Companies 3,675,906 — — 3,675,906
Total investments in securities $ 3,675,906 $ — $ — $ 3,675,906
Diversified Growth Managed Volatility Account
Investment Companies 355,642 — — 355,642
Total investments in securities $ 355,642 $ — $ — $ 355,642
Diversified Growth Volatility Control Account
Investment Companies 1,265,944 — — 1,265,944
Total investments in securities $ 1,265,944 $ — $ — $ 1,265,944
Diversified Income Account
Investment Companies 299,845 — — 299,845
Total investments in securities $ 299,845 $ — $ — $ 299,845
Diversified International Account
Common Stocks
Basic Materials 3,822 9,938 — 13,760
Communications 597 4,226 — 4,823
Consumer, Cyclical 8,425 42,145 — 50,570
Consumer, Non-cyclical 1,854 48,635 — 50,489
Energy 2,708 11,256 — 13,964
Financial 15,068 42,343 — 57,411
Industrial 6,146 30,601 — 36,747
Technology 1,623 35,784 — 37,407
Utilities — 3,919 — 3,919
Investment Companies 8,652 — — 8,652
Total investments in securities $ 48,895 $ 228,847 $ — $ 277,742

March 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Equity Income Account
Common Stocks* $ 692,145 $ — $ — $ 692,145
Investment Companies 13,829 — — 13,829
Total investments in securities $ 705,974 $ — $ — $ 705,974
Government & High Quality Bond Account
Bonds* — 33,488 — 33,488
Investment Companies 14,693 — — 14,693
U.S. Government & Government Agency Obligations* — 193,093 — 193,093
Total investments in securities $ 14,693 $ 226,581 $ — $ 241,274
Derivative Assets
Interest Rate Contracts
Futures** 354 — — 354
Derivative Liabilities
Interest Rate Contracts
Futures** (523) — — (523)
International Emerging Markets Account
Common Stocks
Basic Materials — 2,899 — 2,899
Communications 906 7,780 — 8,686
Consumer, Cyclical 2,070 6,928 — 8,998
Consumer, Non-cyclical 1,998 5,219 571 7,788
Energy 1,646 4,458 — 6,104
Financial 2,070 12,523 — 14,593
Industrial 830 5,650 — 6,480
Technology 1,209 17,413 — 18,622
Utilities — 844 — 844
Investment Companies 4,600 — — 4,600
Preferred Stocks
Financial — 14 — 14
Technology — 204 — 204
Total investments in securities $ 15,329 $ 63,932 $ 571 $ 79,832
LargeCap Growth Account I
Common Stocks
Basic Materials 6,913 — — 6,913
Communications 136,214 — — 136,214
Consumer, Cyclical 50,530 — — 50,530
Consumer, Non-cyclical 135,220 — — 135,220
Energy 388 — — 388
Financial 32,344 — — 32,344
Industrial 21,826 — — 21,826
Technology 206,504 — 243 206,747
Utilities 16 — — 16
Convertible Preferred Stocks
Basic Materials — — 154 154
Consumer, Cyclical — — 228 228
Technology — — 655 655
Investment Companies 15,300 — — 15,300
Total investments in securities $ 605,255 $ — $ 1,280 $ 606,535
Derivative Assets
Equity Contracts
Futures** 129 — — 129
LargeCap S&P 500 Index Account
Common Stocks* 2,935,156 — — 2,935,156
Investment Companies 64,593 — — 64,593
Total investments in securities $ 2,999,749 $ — $ — $ 2,999,749
Derivative Assets
Equity Contracts
Futures** 2,012 — — 2,012

March 31, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* $ 205,445 $ — $ — $ 205,445
Investment Companies 15,446 — — 15,446
Purchased Options 612 — — 612
Total investments in securities $ 221,503 $ — $ — $ 221,503
Derivative Assets
Equity Contracts
Futures** 258 — — 258
Derivative Liabilities
Equity Contracts
Written Options (434) — — (434)
MidCap Account
Common Stocks
Basic Materials 6,016 20 — 6,036
Communications 51,510 — — 51,510
Consumer, Cyclical 168,114 — — 168,114
Consumer, Non-cyclical 65,530 — — 65,530
Financial 161,216 — — 161,216
Industrial 90,558 — — 90,558
Technology 96,971 — — 96,971
Utilities 22,848 — — 22,848
Investment Companies 939 — — 939
Total investments in securities $ 663,702 $ 20 $ — $ 663,722
Principal Capital Appreciation Account
Common Stocks
Basic Materials 3,842 — — 3,842
Communications 24,550 — — 24,550
Consumer, Cyclical 19,494 — — 19,494
Consumer, Non-cyclical 30,204 — — 30,204
Energy 10,472 — — 10,472
Financial 30,540 — — 30,540
Industrial 11,709 1,145 — 12,854
Technology 39,295 — — 39,295
Utilities 5,914 — — 5,914
Investment Companies 1,958 — — 1,958
Total investments in securities $ 177,978 $ 1,145 $ — $ 179,123
Principal LifeTime 2010 Account
Investment Companies 36,217 — — 36,217
Total investments in securities $ 36,217 $ — $ — $ 36,217
Principal LifeTime 2020 Account
Investment Companies 186,119 — — 186,119
Total investments in securities $ 186,119 $ — $ — $ 186,119
Principal LifeTime 2030 Account
Investment Companies 250,657 — — 250,657
Total investments in securities $ 250,657 $ — $ — $ 250,657
Principal LifeTime 2040 Account
Investment Companies 126,266 — — 126,266
Total investments in securities $ 126,266 $ — $ — $ 126,266
Principal LifeTime 2050 Account
Investment Companies 64,499 — — 64,499
Total investments in securities $ 64,499 $ — $ — $ 64,499

March 31, 2022 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2060 Account
Investment Companies $ 16,385 $ — $ — $ 16,385
Total investments in securities $ 16,385 $ — $ — $ 16,385
Principal LifeTime Strategic Income Account
Investment Companies 28,806 — — 28,806
Total investments in securities $ 28,806 $ — $ — $ 28,806
Real Estate Securities Account
Common Stocks* 172,406 — — 172,406
Investment Companies 2,626 — — 2,626
Total investments in securities $ 175,032 $ — $ — $ 175,032
SAM Balanced Portfolio
Investment Companies 683,695 — — 683,695
Total investments in securities $ 683,695 $ — $ — $ 683,695
SAM Conservative Balanced Portfolio
Investment Companies 194,546 — — 194,546
Total investments in securities $ 194,546 $ — $ — $ 194,546
SAM Conservative Growth Portfolio
Investment Companies 408,272 — — 408,272
Total investments in securities $ 408,272 $ — $ — $ 408,272
SAM Flexible Income Portfolio
Investment Companies 180,344 — — 180,344
Total investments in securities $ 180,344 $ — $ — $ 180,344
SAM Strategic Growth Portfolio
Investment Companies 396,630 — — 396,630
Total investments in securities $ 396,630 $ — $ — $ 396,630
Short-Term Income Account
Bonds* — 126,520 — 126,520
Investment Companies 3,934 — — 3,934
U.S. Government & Government Agency Obligations* — 17,453 — 17,453
Total investments in securities $ 3,934 $ 143,973 $ — $ 147,907
SmallCap Account
Common Stocks* 202,507 — — 202,507
Investment Companies 7,703 — — 7,703
Total investments in securities $ 210,210 $ — $ — $ 210,210
Fair Value
as of
March 31,
2022 Valuation Technique Unobservable Input
Input Valuations
(weighted average)
Valuation
if input
had
increased
International Emerging
Markets Account
Common Stocks 571 Precedent Transaction Analysis Discount Rate 30% Decrease
$ 571

March 31, 2022 (unaudited)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
The Funds’ Schedules of Investments as of March 31, 2022 have not been audited. This report is provided for the general information of the
Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund
Fair Value
December
31, 2021
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers
Out of Level
3**
Value as of
March 31, 2022
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held at
March 31, 2022
International
Emerging
Markets Account
Common Stocks $ — $ — $ (258) $ — $ — $ 829 $ — $ 571 $ (258)
Total
$ — $ —
$ (258)
$ — $ —
$ 829
$ —
$ 571 $ (258)